UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09255

                           Wells Fargo Variable Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:          December 31, 2009

Date of reporting period:         June 30, 2009


ITEM 1.  REPORT TO SHAREHOLDERS
===============================

                                                               WELLS   ADVANTAGE
                                                               FARGO   FUNDS

(GRAPHIC)
REDUCE CLUTTER. SAVE TREES.
Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

(GRAPHIC)

Semi-Annual Report
June 30, 2009

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

-    WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND

-    WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND

-    WELLS FARGO ADVANTAGE VT DISCOVERY FUND(SM)

-    WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND

-    WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND

-    WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND

-    WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND

-    WELLS FARGO ADVANTAGE VT MONEY MARKET FUND

-    WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND(SM)

-    WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND

-    WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND

-    WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND

REDUCE CLUTTER. SAVE TREES.

Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

Contents

LETTER TO SHAREHOLDERS ...................................................    2
PERFORMANCE HIGHLIGHTS
Wells Fargo Advantage VT Asset Allocation Fund ...........................    6
Wells Fargo Advantage VT C&B Large Cap Value Fund ........................    8
Wells Fargo Advantage VT Discovery Fund ..................................   10
Wells Fargo Advantage VT Equity Income Fund ..............................   12
Wells Fargo Advantage VT International Core Fund .........................   14
Wells Fargo Advantage VT Large Company Core Fund .........................   16
Wells Fargo Advantage VT Large Company Growth Fund .......................   18
Wells Fargo Advantage VT Money Market Fund ...............................   20
Wells Fargo Advantage VT Opportunity Fund ................................   22
Wells Fargo Advantage VT Small Cap Growth Fund ...........................   24
Wells Fargo Advantage VT Small/Mid Cap Value Fund ........................   26
Wells Fargo Advantage VT Total Return Bond Fund ..........................   28
FUND EXPENSES ............................................................   30
PORTFOLIO OF INVESTMENTS
Wells Fargo Advantage VT Asset Allocation Fund ...........................   32
Wells Fargo Advantage VT C&B Large Cap Value Fund ........................   48
Wells Fargo Advantage VT Discovery Fund ..................................   53
Wells Fargo Advantage VT Equity Income Fund ..............................   59
Wells Fargo Advantage VT International Core Fund .........................   64
Wells Fargo Advantage VT Large Company Core Fund .........................   71
Wells Fargo Advantage VT Large Company Growth Fund .......................   76
Wells Fargo Advantage VT Money Market Fund ...............................   80
Wells Fargo Advantage VT Opportunity Fund ................................   84
Wells Fargo Advantage VT Small Cap Growth Fund ...........................   90
Wells Fargo Advantage VT Small/Mid Cap Value Fund ........................   96
Wells Fargo Advantage VT Total Return Bond Fund ..........................  101
FINANCIAL STATEMENTS
Statements of Assets and Liabilities .....................................  114
Statements of Operations .................................................  118
Statements of Changes in Net Assets ......................................  122
Financial Highlights .....................................................  128
NOTES TO FINANCIAL STATEMENTS ............................................  132
OTHER INFORMATION ........................................................  148
LIST OF ABBREVIATIONS ....................................................  154

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

(GRAPHIC)

WELLS FARGO INVESTMENT HISTORY

1971 INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT
     PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT
     "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX
     OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS"
     THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE
     WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM
     MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE
     COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE
     FUNDS, FORMING A FUND FAMILY OF OVER 110 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE
     WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS(R)

WELLS FARGO ADVANTAGE FUNDS skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of our investors is backed by our unique combination of qualifications.

STRENGTH

Our organization is built on the standards of integrity and service established by our parent company--Wells Fargo & Company--more than 150 years ago. Our diverse family of mutual funds covers a broad spectrum of investment styles and asset classes. And, because we're part of a widely diversified financial enterprise, we offer the scale and resources to help investors succeed, providing access to complementary solutions such as separately managed accounts, college investing plans, and retirement plans.

EXPERTISE

Our approach to investing is guided by the belief that agile, independent investment teams--each with its own distinct strengths and disciplines--provide a superior level of insight and expertise. Each team is free to concentrate on managing money through well-defined philosophies and processes that have proven to be consistent and repeatable over time.

PARTNERSHIP

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

FOR 529 PLANS, AN INVESTOR'S OR A DESIGNATED BENEFICIARY'S HOME STATE MAY OFFER STATE TAX OR OTHER BENEFITS THAT ARE ONLY AVAILABLE FOR INVESTMENTS IN THAT STATE'S QUALIFIED TUITION PROGRAM. PLEASE CONSIDER THIS BEFORE INVESTING.

CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES BEFORE INVESTING. FOR A CURRENT PROSPECTUS FOR WELLS FARGO ADVANTAGE FUNDS OR A CURRENT PROGRAM DESCRIPTION FOR CERTAIN 529 COLLEGE SAVINGS PLANS, CONTAINING THIS AND OTHER INFORMATION, VISIT www.wellsfargo.com/advantagefunds. READ IT CAREFULLY BEFORE INVESTING.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS, the WELLS FARGO ADVISOR(SM) program, Wells Fargo Managed Account Services, and certain 529 college savings plans. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds and shares in the 529 plans are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

NOT PART OF THE SEMI-ANNUAL REPORT

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 110 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $160 BILLION IN ASSETS UNDER MANAGEMENT, AS OF JUNE 30, 2009.

EQUITY FUNDS
Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Common Stock Fund
Discovery Fund+
Diversified Equity Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Select Fund+
Enterprise Fund+
Equity Income Fund
Equity Value Fund
Growth Fund
Growth Equity Fund
Index Fund
International Core Fund
International Equity Fund
International Value Fund
Large Cap Appreciation Fund
Large Cap Growth Fund
Large Company Core Fund
Large Company Growth Fund
Large Company Value Fund
Mid Cap Disciplined Fund
Mid Cap Growth Fund
Opportunity Fund+
Small Cap Disciplined Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Value Fund
Social Sustainability Fund+
Specialized Financial Services Fund
Specialized Technology Fund
Strategic Small Cap Value Fund
U.S. Value Fund

BOND FUNDS
California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Diversified Bond Fund
Government Securities Fund(1)
High Income Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Tax/AMT-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
Short Duration Government Bond Fund(1)
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Stable Income Fund
Strategic Income Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS
Aggressive Allocation Fund
Asset Allocation Fund
Conservative Allocation Fund
Growth Balanced Fund
Moderate Balanced Fund
WealthBuilder Conservative Allocation Portfolio+
WealthBuilder Equity Portfolio+
WealthBuilder Growth Allocation Portfolio+
WealthBuilder Growth Balanced Portfolio+
WealthBuilder Moderate Balanced Portfolio+
WealthBuilder Tactical Equity Portfolio+
Target Today Fund(2)+
Target 2010 Fund(2)+
Target 2015 Fund(2)+
Target 2020 Fund(2)+
Target 2025 Fund(2)+
Target 2030 Fund(2)+
Target 2035 Fund(2)+
Target 2040 Fund(2)+
Target 2045 Fund(2)+
Target 2050 Fund(2)+

MONEY MARKET FUNDS
100% Treasury Money Market Fund(1)
California Tax-Free Money Market Fund
California Tax-Free Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund(1)
Heritage Money Market Fund+
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
Overland Express Sweep Fund+
Prime Investment Money Market Fund
Treasury Plus Money Market Fund(1)

VARIABLE TRUST FUNDS(3)
VT Asset Allocation Fund
VT C&B Large Cap Value Fund
VT Discovery Fund+
VT Equity Income Fund
VT International Core Fund
VT Large Company Core Fund
VT Large Company Growth Fund
VT Money Market Fund
VT Opportunity Fund+
VT Small Cap Growth Fund
VT Small/Mid Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

----------
(1.) The U.S. government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

(2.) The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES
     TARGET DATE FUNDS(SM).

(3.) The Variable Trust Funds are generally available only through insurance company variable contracts.

+ In this report, the WELLS FARGO ADVANTAGE DISCOVERY FUND(SM), WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND(SM), WELLS FARGO ADVANTAGE ENTERPRISE FUND(SM), WELLS FARGO ADVANTAGE OPPORTUNITY FUND(SM), WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND(SM), WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND(SM), WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND(SM), WELLS FARGO ADVANTAGE VT DISCOVERY FUND(SM), and WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND(SM) are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, Overland Express Sweep Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

NOT PART OF THE SEMI-ANNUAL REPORT.

                  2 Wells Fargo Advantage Variable Trust Funds


                                                          Letter to Shareholders

(PHOTO OF KARLA M. RABUSCH)
KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

AS THE SIX-MONTH PERIOD CAME TO A CLOSE IN JUNE, FINANCIAL MARKET PERFORMANCE LEVELED OFF AS INVESTORS WAITED FOR CONFIRMATION THAT THE SIGNS OF THE ECONOMY BECOMING "LESS BAD" WOULD ULTIMATELY LEAD TO A SUSTAINABLE ECONOMIC RECOVERY IN THE MONTHS AHEAD.

Dear Valued Shareholder,

We are pleased to provide you with this semiannual report for the Wells Fargo Advantage Variable Trust Funds for the six-month period that ended June 30, 2009. The period brought welcome signs that the economic recession might be nearing an end, sparking a sharp rally in the financial markets that broke a streak of six-consecutive quarterly declines. Market volatility declined significantly during the period, but economic conditions remained fragile amid high unemployment and continued weakness in the housing market. We believe that the sharp reversal that occurred in the financial markets during the six-month period underscores the importance of maintaining a disciplined focus on a long-term investment strategy. Although periods of volatility can be challenging for investors, staying focused on a long-term strategy based on individual goals and risk tolerance can help avoid missing potential periods of strong recovery.

SIGNS OF SLOWING ECONOMIC CONTRACTION SPARKED HOPES OF RECOVERY.

The first half of 2009 marked a turning point in the current economic cycle as fear of a potential collapse of the financial system shifted to hopes that the massive government stimulus spending would end the first global recession since World War II. As the period began, continued economic weakness and mounting fears of potential nationalization of several large banks put significant pressure on the financial system. Uncertainty over the government's plans for additional stimulus and potential regulatory reform kept investors wary and further pressured stock prices. That reversed in early March, however, amid reports that bank earnings were proving to be better than expected during the first quarter. Signs that the economic deterioration was slowing added to the hopes of a potential recovery, sparking the strongest rally in the equity markets since the 1930s. As the six-month period came to a close in June, financial market performance leveled off as investors waited for confirmation that the signs of the economy becoming "less bad" would ultimately lead to a sustainable economic recovery in the months ahead.

GOVERNMENT CONTINUED ACTIONS TO STABILIZE THE FINANCIAL SYSTEM.

Throughout the six-month period, the U.S. government continued its various fiscal and monetary programs aimed at stabilizing the financial system. The Fed held its federal funds target rate within a range of 0% to 0.25% throughout the period. In an effort to keep longer-term interest rates low, it also began a program of "quantitative easing," announcing plans in March to buy longer-term U.S. Treasury securities as well as additional mortgage-backed securities of Fannie Mae, Freddie Mac, and other agencies.

In February, President Barack Obama signed into law the American Recovery and Reinvestment Act of 2009, a $787 billion economic stimulus bill. Treasury Secretary Timothy Geithner introduced a new Financial Stability Plan that offered a broad outline of additional measures intended to stabilize the financial system. These included "stress tests" to gauge the strength of bank balance sheets under a new Capital Assistance Program, the creation of a Public-Private Investment Program (PPIP), a joint effort with the Federal Reserve to commit up to $1 trillion

                  Wells Fargo Advantage Variable Trust Funds 3


Letter to Shareholders

under the Fed's Term Asset-Backed Securities Loan Facility (TALF), and a program to help support the housing market.

The May release of the bank stress-test results brought significant relief that the amount of additional capital needed by most of the large financial institutions was lower than what had been feared. That news followed better-than-expected first-quarter earnings reports from many of these same financial companies, helping sustain the powerful rally in the equity markets.

ECONOMIC GROWTH REMAINED NEGATIVE, BUT DETERIORATION SLOWED.

Economic growth remained weak throughout the six-month period, with gross domestic product (GDP) growth of -6.4% in the first quarter and -1% in the second quarter. However, signs began to emerge that the economic deterioration was slowing. Consumer confidence moved well off its lows during the period, retail sales improved slightly in May and were better than expected in June. Home sales and prices stabilized in many areas of the country as inventories of unsold homes began to be worked down. Some of the more depressed areas remained weak, but housing seems to have stopped pulling GDP sharply lower.

Despite the signs of potential improvement, the economic environment remained fragile as the period came to a close. The unemployment rate rose to 9.5% as of June 2009 and was expected to move above 10% in the months ahead. The extreme levels of government stimulus spending and a sharply rising budget deficit sparked renewed inflation concerns among some economists during the period, but reports on inflation as the period came to a close mostly alleviated those immediate concerns. Inflation, as measured by the consumer price index (CPI), remained moderate in June and actually fell 1.4% from a year earlier in the biggest annual decline since 1950. At the end of the six-month period, the National Bureau of Economic Research had not declared an official end to the recession that began in December 2007.

EQUITY MARKETS EXPERIENCED SHARP RALLY.

For the six-month period, the equity markets can be split into two distinct sub-periods. From the beginning of 2009 until early March, stocks steadily declined in a continuation of the negative returns of 2008. That changed abruptly on March 9, however, amid talk that several large banks would report stronger-than-expected earnings during the first quarter. Those reports helped dispel investor fears of potential bank nationalization and sparked the biggest rally in the equity markets since 1938, with the S&P 500 Index surging 23% in 13 trading days. The six-month period's shift is illustrated by the quarterly returns of the S&P 500 Index, which fell 11% during the first quarter but then rose 16% during the second quarter in its biggest quarterly increase since 1998. That movement resulted in a gain of 3% for the S&P 500 Index for the first half of 2009. Other major market indices experienced similar movement during the period, with the Dow Jones Industrial Average ending the first half of 2009 down 2% and the NASDAQ Composite Index up nearly 17%.

HOME SALES AND PRICES STABILIZED IN MANY AREAS OF THE COUNTRY AS INVENTORIES OF UNSOLD HOMES BEGAN TO BE WORKED DOWN. SOME OF THE MORE DEPRESSED AREAS REMAINED WEAK, BUT HOUSING SEEMS TO HAVE STOPPED PULLING GDP SHARPLY LOWER.

                  4 Wells Fargo Advantage Variable Trust Funds


                                                          Letter to Shareholders

Large cap stocks outpaced small caps during the six-month period, but performance by market cap was also split sharply between the first and second quarters. During the first quarter, the Russell 1000(R) Index(1) of large cap stocks outpaced the Russell 2000(R) Index(2) of small cap stocks. That reversed during the second quarter, however, with small cap stocks significantly outperforming large caps. For the full six-month period, the growth style significantly outpaced the value style, gaining about 11% for both the large cap and small cap indices, while each of the value indices showed negative returns.

Emerging markets showed the strongest gains during the first half of 2009 as investors' appetite for risk returned, with the MSCI Emerging Markets Index(3) gaining 36%. The broader MSCI EAFE Index(4) of international stocks rose about 8% during the period.

FIXED-INCOME MARKETS SAW SHIFT TOWARD RISKIER SECURITIES.

In the fixed-income markets, the improvement in investor sentiment began earlier than in the equity markets. Starting in January 2009, investors began to shift from U.S. Treasuries into higher-yielding, riskier securities. Areas of the fixed-income markets that had come under the most pressure in the second half of 2008 were generally those that performed the best. That reversed a bit in March but resumed during the second quarter as investor confidence continued to strengthen. The high-yield and lower-quality municipal bond markets each had their best quarterly performances on record during the second quarter.

DON'T LET SHORT-TERM VOLATILITY DERAIL LONG-TERM INVESTMENT GOALS.

The six-month period that ended June 2009 brought a welcome reprieve from the volatility of 2008. The rapid reversal in market performance that occurred midway through the six-month period underscores the importance of maintaining focus on long-term investment goals through periods of volatility so as not to miss potential periods of strong recovery. Although periods of volatility can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future.

----------
(1.) The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an Index.

(2.) The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an Index.

(3.) The Morgan Stanley Capital International Emerging Markets (MSCI Emerging
     Markets) Index is a free float-adjusted market capitalization index designed to measure the equity market performance in the global emerging markets. The index is currently comprised of 25 emerging market country indices. You cannot invest directly in an Index.

(4.) The Morgan Stanley Capital International Europe, Australasia, and Far East
     ("MSCI EAFE") Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. You cannot invest directly in an Index.

     Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed or produced by MSCI.

                  Wells Fargo Advantage Variable Trust Funds 5


Letter to Shareholders

As a whole, WELLS FARGO ADVANTAGE FUNDS represent investments across a broad range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. Although diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 110 Funds that cover a broad spectrum of investment styles and asset classes.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at www.wellsfargo.com/advantagefunds.

Sincerely,


/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

                  6 Wells Fargo Advantage Variable Trust Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (the Fund) seeks long-term total return, consisting of capital appreciation and current income.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Galen G. Blomster, CFA
Gregory T. Genung, CFA
Jeffrey P. Mellas

FUND INCEPTION

April 15, 1994

SECTOR DISTRIBUTION(1)
(AS OF JUNE 30, 2009)

                                   (PIE CHART)

Consumer Discretionary                      6%
Consumer Staples                            8%
Energy                                      8%
Financials                                  9%
Health Care                                 9%
Industrials                                 7%
Information Technology                     12%
Materials                                   2%
Telecommunication Services                  2%
U.S. Treasury Securities                   34%
Utilities                                   3%

TEN LARGEST PORTFOLIO HOLDINGS(2)
(AS OF JUNE 30, 2009)

US Treasury Bond, 3.50%, 2/15/2039       3.42%
US Treasury Bond, 4.50%, 2/15/2036       3.37%
US Treasury Bond, 4.50%, 5/15/2038       3.36%
US Treasury Bond, 6.25%, 5/15/2030       3.05%
US Treasury Bond, 5.38%, 2/15/2031       2.79%
US Treasury Bond, 5.00%, 5/15/2037       2.54%
US Treasury Bond, 4.38%, 2/15/2038       2.49%
US Treasury Bond, 4.75%, 2/15/2037       2.46%
US Treasury Bond, 4.25%, 5/15/2039       2.04%
US Treasury Bond, 6.13%, 8/15/2029       1.85%

----------
(1.) Sector distribution is subject to change and calculated based on total investments of the Fund, excluding cash and cash equivalents.

(2.) The ten largest portfolio holdings are subject to change and calculated based on the value of the securities divided by total investments of the Fund.

                  Wells Fargo Advantage Variable Trust Funds 7


Performance Highlights

                      WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JUNE 30, 2009)

                                                                                          Expense Ratio
                                                                                        ----------------
                                                   6 Months*  1 Year   5 Year  10 Year  Gross(3)  Net(4)
                                                   ---------  -------  ------  -------  --------  ------
VT Asset Allocation Fund                             (2.10)   (22.16)  (1.23)   (0.09)    1.07%    1.00%
S&P 500 Index(5)                                      3.16    (26.21)  (2.24)   (2.22)
Barclays Capital 20+ Year U.S. Treasury Index(6)    (19.25)     6.83    7.32     7.55
Asset Allocation Composite Index(7)                  (5.92)   (13.07)   1.83     1.96

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund's prospectus for additional information on these and other risks.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

----------
(3.) Reflects the gross expense ratio as stated in the May 1, 2009, prospectus.

(4.) The investment adviser has contractually committed through April 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(5.) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

(6.) The Barclays Capital 20+ Year U.S. Treasury Index is an unmanaged index composed of securities in the U.S. Treasury Index with maturities of 20 years or greater. You cannot invest directly in an Index.

(7.) The Asset Allocation Composite Index is weighted 60% in the S&P 500 Index and 40% in the Barclays Capital 20+ Year U.S. Treasury Index. You cannot invest directly in an Index.

                  8 Wells Fargo Advantage Variable Trust Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (the Fund) seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Cooke & Bieler, L.P.

PORTFOLIO MANAGERS

Kermit S. Eck, CFA
Daren C. Heitman, CFA
Michael M. Meyer, CFA
James R. Norris
Edward W. O'Connor, CFA
R. James O'Neil, CFA
Mehul Trivedi, CFA

FUND INCEPTION

May 1, 1998

SECTOR DISTRIBUTION(1)
(AS JUNE 30, 2009)

                                   (PIE CHART)

Materials                                   2%
Telecommunication Services                  3%
Consumer Discretionary                     16%
Consumer Staples                           13%
Energy                                      4%
Financials                                 18%
Health Care                                14%
Industrials                                19%
Information Technology                     11%

TEN LARGEST EQUITY HOLDINGS(2)
(AS OF JUNE 30, 2009)

Exxon Mobil Corporation                  3.99%
Quest Diagnostics Incorporated           3.56%
Colgate-Palmolive Company                3.22%
Omnicom Group Incorporated               3.19%
American Express Company                 3.10%
State Street Corporation                 2.96%
Microsoft Corporation                    2.94%
Johnson & Johnson                        2.93%
Kohl's Corporation                       2.73%
Vodafone Group plc ADR                   2.58%

----------
(1.) Sector distribution is subject to change and calculated based on total investments of the Fund, excluding cash and cash equivalents.

(2.) The ten largest portfolio holdings are subject to change and calculated based on the value of the securities divided by total investments of the Fund.

                  Wells Fargo Advantage Variable Trust Funds 9


Performance Highlights

                   WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JUNE 30, 2009)

                                                                        Expense Ratio
                                                                      ----------------
                                 6 Months*   1 Year  5 Year  10 Year  Gross(3)  Net(4)
                                 ---------  -------  ------  -------  --------  ------
VT C&B Large Cap Value Fund         4.53    (21.66)  (1.87)   (2.20)    1.33%    1.00%
Russell 1000(R) Value Index(5)     (2.87)   (29.03)  (2.13)   (0.15)

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund's prospectus for additional information on these and other risks.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS INCLUDING INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

----------
(3.) Reflects the gross expense ratio as stated in the May 1, 2009, prospectus.

(4.) The investment adviser has contractually committed through April 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(5.) The Russell 1000(R) Value Index measures performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an Index.

                  10 Wells Fargo Advantage Variable Trust Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE VT DISCOVERY FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE VT DISCOVERY FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

James M. Leach, CFA
Thomas J. Pence, CFA

FUND INCEPTION

May 8, 1992

SECTOR DISTRIBUTION(1)
(AS OF JUNE 30, 2009)

                                   (PIE CHART)

Consumer Discretionary                     20%
Consumer Staples                            3%
Energy                                      7%
Financials                                  6%
Health Care                                14%
Industrials                                17%
Information Technology                     24%
Materials                                   4%
Telecommunication Services                  5%

TEN LARGEST EQUITY HOLDINGS(2)
(AS OF JUNE 30, 2009)

SBA Communications Corporation Class A   2.65%
Equinix Incorporated                     1.85%
Activision Blizzard Incorporated         1.67%
Concho Resources Incorporated            1.63%
AK Steel Holding Corporation             1.50%
AECOM Technology Corporation             1.45%
Solera Holdings Incorporated             1.43%
Steel Dynamics Incorporated              1.37%
Con-way Incorporated                     1.34%
Life Technologies Corporation            1.31%

----------
(1.) Sector distribution is subject to change and calculated based on total investments of the Fund, excluding cash and cash equivalents.

(2.) The ten largest portfolio holdings are subject to change and calculated based on the value of the securities divided by total investments of the Fund.

                  Wells Fargo Advantage Variable Trust Funds 11


Performance Highlights

                             WELLS FARGO ADVANTAGE VT DISCOVERY FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JUNE 30, 2009)

                                                                              Expense Ratio
                                                                            -----------------
                                   6 Months*   1 Year    5 Year   10 Year   Gross(3)   Net(4)
                                   ---------   -------   ------   -------   --------   ------
VT Discovery Fund                    10.63     (36.90)    0.49      4.83      1.28%     1.15%
Russell 2500(TM) Growth Index(5)     14.52     (27.29)   (0.65)     0.66

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

----------
(3.) Reflects the gross expense ratio as stated in the May 1, 2009, prospectus.

(4.) The investment adviser has contractually committed through April 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(5.) The Russell 2500(TM) Growth Index measures the performance of those Russell
     2500(TM) companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

                  12 Wells Fargo Advantage Variable Trust Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (the Fund) seeks long-term capital appreciation and dividend income.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Gary J. Dunn, CFA
Robert M. Thornberg

FUND INCEPTION

May 6, 1996

SECTOR DISTRIBUTION(1)
(AS OF JUNE 30, 2009)

                                   (PIE CHART)

Consumer Discretionary                      7%
Consumer Staples                           10%
Energy                                     16%
Financials                                 20%
Health Care                                13%
Industrials                                 8%
Information Technology                     10%
Materials                                   3%
Telecommunication Services                  7%
Utilities                                   6%

TEN LARGEST EQUITY HOLDINGS(2)
(AS OF JUNE 30, 2009)

Exxon Mobil Corporation                  5.39%
JPMorgan Chase & Company                 4.30%
Chevron Corporation                      3.65%
AT&T Incorporated                        3.48%
FPL Group Incorporated                   2.70%
Verizon Communications Incorporated      2.64%
ConocoPhillips                           2.59%
The Travelers Companies Incorporated     2.46%
Bank of New York Mellon Corporation      2.35%
Target Corporation                       2.26%

----------
(1.) Sector distribution is subject to change and calculated based on total investments of the Fund, excluding cash and cash equivalents.

(2.) The ten largest portfolio holdings are subject to change and calculated based on the value of the securities divided by total investments of the Fund.

                  Wells Fargo Advantage Variable Trust Funds 13


Performance Highlights

                         WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JUNE 30, 2009)

                                                                         Expense Ratio
                                                                       -----------------
                              6 Months*   1 Year    5 Year   10 Year   Gross(3)   Net(4)
                              ---------   -------   ------   -------   --------   ------
VT Equity Income Fund           (1.62)    (27.13)   (2.88)    (1.71)     1.15%     1.00%
Russell 1000 Value Index(5)     (2.87)    (29.03)   (2.13)    (0.15)

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund's prospectus for additional information on these and other risks.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

----------
(3.) Reflects the gross expense ratio as stated in the May 1, 2009, prospectus.

(4.) The investment adviser has contractually committed through April 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(5.) The Russell 1000 Value Index measures performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an Index.

                  14 Wells Fargo Advantage Variable Trust Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Evergreen Investment Management Company, LLC

PORTFOLIO MANAGER

Francis Claro, CFA

FUND INCEPTION

July 3, 2000

COUNTRY ALLOCATION(1)
(AS OF JUNE 30, 2009)

                                   (PIE CHART)

United States                               3%
Eastern Asia                               24%
Southeast Asia                              1%
Australia                                   3%
Canada                                      2%
Continental Europe                         47%
Latin America and Caribbean                 1%
Middle East/Africa                          1%
Scandinavia                                 3%
United Kingdom                             15%

TEN LARGEST EQUITY HOLDINGS(2)
(AS OF JUNE 30, 2009)

Deutsche Boerse AG                       2.48%
Fresenius AG                             2.19%
Volkswagen AG Preferred                  1.68%
Nestle SA                                1.64%
HSBC Holdings plc                        1.51%
Barclays plc                             1.43%
Toyota Motor Corporation                 1.34%
Daimler AG                               1.33%
Experian Group Limited                   1.21%
Nomura Holdings Incorporated             1.16%

----------
(1.) Country allocation is subject to change and calculated based on the total investments of the Fund, excluding cash and cash equivalents.

(2.) The ten largest equity holdings are subject to change and are calculated based on the value of the securities divided by total investments of the Fund.

                  Wells Fargo Advantage Variable Trust Funds 15


Performance Highlights

                    WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JUNE 30, 2009)

                                                                            Expense Ratio
                                                                          -----------------
                             6 Months*   1 Year   5 Year   Life of Fund   Gross(3)   Net(4)
                             ---------   ------   ------   ------------   --------   ------
VT International Core Fund     (6.29)    (40.54)  (2.69)       (4.49)       1.64%    1.00%
MSCI EAFE Index(5)              7.95     (31.35)   2.31        (4.96)

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile, and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to smaller company investment risk. Consult the Fund's prospectus for additional information on these and other risks.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

----------
(3.) Reflects the gross expense ratio as stated in the May 1, 2009, prospectus.

(4.) The investment adviser has contractually committed through April 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(5.) The Morgan Stanley Capital International Europe, Australasia and Far East
     ("MSCI EAFE") Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. You cannot invest directly in an Index.

                  16 Wells Fargo Advantage Variable Trust Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (the Fund) seeks total return comprised of long-term capital appreciation and current income.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Matrix Asset Advisors, Inc.

PORTFOLIO MANAGER

David A. Katz, CFA

FUND INCEPTION

April 12, 1994

SECTOR DISTRIBUTION(1)
(AS OF JUNE 30, 2009)

                                   (PIE CHART)

Materials                                   3%
Consumer Discretionary                     18%
Consumer Staples                            7%
Energy                                     14%
Financials                                 14%
Health Care                                 7%
Industrials                                 7%
Information Technology                     30%

TEN LARGEST EQUITY HOLDINGS(2)
(AS OF JUNE 30, 2009)

Dell Incorporated                        3.63%
McGraw-Hill Companies Incorporated       3.52%
Devon Energy Corporation                 3.29%
ConocoPhillips                           3.24%
Microsoft Corporation                    3.21%
Morgan Stanley                           3.12%
Tyco International Limited               3.11%
Analog Devices Incorporated              3.11%
Western Union Company                    3.06%
Chevron Corporation                      3.06%

----------
(1.) Sector distribution is subject to change and calculated based on total investments of the Fund, excluding cash and cash equivalents.

(2.) The ten largest portfolio holdings are subject to change and calculated based on the value of the securities divided by total investments of the Fund.

                  Wells Fargo Advantage Variable Trust Funds 17


Performance Highlights

                    WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JUNE 30, 2009)

                                                                       Expense Ratio
                                                                     -----------------
                             6 Months*   1 Year   5 Year   10 Year   Gross(3)   Net(4)
                             ---------   ------   ------   -------   --------   ------
VT Large Company Core Fund      9.74     (26.44)  (4.14)    (5.32)     1.50%     1.00%
S&P 500 Index(5)                3.16     (26.21)  (2.24)    (2.22)

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED,MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

----------
(3.) Reflects the gross expense ratio as stated in the May 1, 2009, prospectus.

(4.) The investment adviser has contractually committed through April 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(5.) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

                  18 Wells Fargo Advantage Variable Trust Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Peregrine Capital Management, Inc.

PORTFOLIO MANAGERS

John S. Dale, CFA
Gary E. Nussbaum, CFA

FUND INCEPTION

September 20, 1999

SECTOR DISTRIBUTION(1)
(AS OF JUNE 30, 2009)

                                   (PIE CHART)

Consumer Discretionary                     12%
Consumer Staples                            2%
Financials                                 22%
Health Care                                10%
Industrials                                 8%
Information Technology                     46%

TEN LARGEST EQUITY HOLDINGS(2)
(AS OF JUNE 30, 2009)

Goldman Sachs Group Incorporated         8.41%
Microsoft Corporation                    6.53%
Google Incorporated Class A              5.78%
Charles Schwab Corporation               5.52%
Cisco Systems Incorporated               5.33%
Apple Incorporated                       4.06%
QUALCOMM Incorporated                    3.90%
Target Corporation                       3.79%
Medtronic Incorporated                   3.66%
Intel Corporation                        3.46%

----------
(1.) Sector distribution is subject to change and calculated based on total investments of the Fund, excluding cash and cash equivalents.

(2.) The ten largest portfolio holdings are subject to change and calculated based on the value of the securities divided by total investments of the Fund.

                  Wells Fargo Advantage Variable Trust Funds 19


Performance Highlights

                  WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JUNE 30, 2009)

                                                                              Expense Ratio
                                                                            ----------------
                                  6 Months*   1 Year  5 Year  Life of Fund  Gross(3)  Net(4)
                                  ---------  -------  ------  ------------  --------  ------
VT Large Company Growth Fund        16.08    (16.18)  (3.08)     (3.13)       1.15%    1.00%
Russell 1000(R) Growth Index(5)     11.53    (24.50)  (1.83)     (4.39)

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

----------
(3.) Reflects the gross expense ratio as stated in the May 1, 2009, prospectus.

(4.) The investment adviser has contractually committed through April 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(5.) The Russell 1000(R) Growth Index measures performance of those Russell
     1000(R) companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an Index.

                  20 Wells Fargo Advantage Variable Trust Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE VT MONEY MARKET FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

May 19, 1994

PORTFOLIO ALLOCATION(1)
(AS OF JUNE 30, 2009)

                                   (PIE CHART)

Time Deposit                               11%
Corporate Bonds and Notes                   1%
Variable and Floating Rate Notes           10%
Commercial Paper                           60%
Certificates of Deposit                     7%
Municipal Bonds and Notes                   6%
Repurchase Agreements                       5%

MATURITY DISTRIBUTION(1)
(AS OF JUNE 30, 2009)

                                   (PIE CHART)

180-269 Days                                1%
1 Day                                      22%
2-7 Days                                   15%
8-14 Days                                   7%
15-29 Days                                 13%
30-59 Days                                 14%
60-89 Days                                 13%
90-179 Days                                15%

FUND YIELD SUMMARY
(AS OF JUNE 30, 2009)

7-Day Current Yield                      0.01%
7-Day Effective Yield                    0.01%
30-Day Simple Yield                      0.01%
30-Day Effective Yield                   0.01%

----------
(1.) Portfolio allocation and maturity distribution are subject to change and calculated based on the total investments of the Fund.

                  Wells Fargo Advantage Variable Trust Funds 21


Performance Highlights

                          WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JUNE 30, 2009)

                       6 Months*  1 Year  5 Year  10 Year
                       ---------  ------  ------  -------
VT Money Market Fund      0.10     1.05    2.89     2.81

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET fund.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

                  22 Wells Fargo Advantage Variable Trust Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

Ann M. Miletti

FUND INCEPTION

May 8, 1992

SECTOR DISTRIBUTION(1)
(AS OF JUNE 30, 2009)

                                   (PIE CHART)

Consumer Discretionary                     20%
Consumer Staples                            7%
Energy                                      8%
Financials                                 15%
Health Care                                14%
Industrials                                11%
Information Technology                     19%
Materials                                   5%
Telecommunication Services                  1%

TEN LARGEST EQUITY HOLDINGS(2)
(AS OF JUNE 30, 2009)

Weatherford International Limited        1.70%
Transocean Limited                       1.70%
Accenture Limited Class A                1.55%
Republic Services Incorporated           1.54%
Praxair Incorporated                     1.52%
XTO Energy Incorporated                  1.43%
ARM Holdings plc                         1.43%
ResMed Incorporated                      1.41%
Illinois Tool Works Incorporated         1.41%
Waters Corporation                       1.39%

----------
(1.) Sector distribution is subject to change and calculated based on total investments of the Fund, excluding cash and cash equivalents.

(2.) The ten largest portfolio holdings are subject to change and calculated based on the value of the securities divided by total investments of the Fund.

                  Wells Fargo Advantage Variable Trust Funds 23


Performance Highlights

                           WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JUNE 30, 2009)

                                                                     Expense Ratio
                                                                   -----------------
                          6 Months*   1 Year    5 Year   10 Year   Gross(3)   Net(4)
                          ---------   ------    ------   -------   --------   ------
VT Opportunity Fund         19.09     (24.40)    0.02      2.36      1.23%     1.07%
Russell Midcap Index(5)      9.96     (30.36)   (0.11)     3.15

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

----------
(3.) Reflects the gross expense ratio as stated in the May 1, 2009, prospectus.

(4.) The investment adviser has contractually committed through April 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(5.) The Russell Midcap(R) Index measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which represent approximately 25% of the total market capitalization of the Russell 1000(R) Index. You cannot invest directly in an Index.

                  24 Wells Fargo Advantage Variable Trust Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND

THIS FUND IS CLOSED TO NEW INVESTORS.

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Jerome "Cam" Philpott, CFA
Stuart Roberts

FUND INCEPTION

May 1, 1995

SECTOR DISTRIBUTION(1)
(AS OF JUNE 30, 2009)

                                   (PIE CHART)

Consumer Discretionary                     17%
Energy                                      3%
Financials                                  8%
Health Care                                16%
Industrials                                17%
Information Technology                     35%
Telecommunication Services                  4%

TEN LARGEST EQUITY HOLDINGS(2)
(AS OF JUNE 30, 2009)

GSI Commerce Incorporated                2.61%
SkillSoft plc ADR                        2.40%
Solera Holdings Incorporated             2.08%
Sykes Enterprises Incorporated           2.05%
Global Cash Access Incorporated          1.97%
Cbeyond Incorporated                     1.88%
Omniture Incorporated                    1.67%
Resources Connection Incorporated        1.59%
PMC-Sierra Incorporated                  1.57%
Shutterfly Incorporated                  1.54%

----------
(1.) Sector distribution is subject to change and calculated based on total investments of the Fund, excluding cash and cash equivalents.

(2.) The ten largest portfolio holdings are subject to change and calculated based on the value of the securities divided by total investments of the Fund.

                  Wells Fargo Advantage Variable Trust Funds 25


Performance Highlights

                      WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JUNE 30, 2009)

                                                                             Expense Ratio
                                                                           -----------------
                                  6 Months*   1 Year    5 Year   10 Year   Gross(3)   Net(4)
                                  ---------   -------   ------   -------   --------   ------
VT Small Cap Growth Fund            21.63     (16.11)    1.97      0.78      1.26%     1.20%
Russell 2000(R) Growth Index(5)     11.36     (24.85)   (1.32)    (0.89)

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Consult the Fund's prospectus for additional information on these and other risks.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

----------
(3.) Reflects the gross expense ratio as stated in the May 1, 2009, prospectus.

(4.) The investment adviser has contractually committed through April 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(5.) The Russell 2000(R) Growth Index measures the performance shown of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an Index.

                  26 Wells Fargo Advantage Variable Trust Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Erik C. Astheimer
I. Charles Rinaldi
Michael Schneider, CFA

FUND INCEPTION

October 10, 1997

SECTOR DISTRIBUTION(1)
(AS OF JUNE 30, 2009)

                                   (PIE CHART)

Telecommunication Service                   1%
Consumer Discretionary                      8%
Consumer Staples                            1%
Energy                                     22%
Financials                                 19%
Health Care                                 5%
Industrials                                10%
Information Technology                     20%
Materials                                  14%

TEN LARGEST EQUITY HOLDINGS(2)
(AS OF JUNE 30, 2009)

Randgold Resources Limited ADR           5.48%
InterOil Corporation                     3.54%
Chimera Investment Corporation           3.38%
Annaly Capital Management Incorporated   2.74%
3Com Corporation                         2.56%
Goldcorp Incorporated                    2.55%
Tier Technologies Incorporated Class B   2.43%
GEO Group Incorporated                   2.33%
Micron Technology Incorporated           2.24%
Hill International Incorporated          2.07%

----------
(1.) Sector distribution is subject to change and calculated based on total investments of the Fund, excluding cash and cash equivalents.

(2.) The ten largest portfolio holdings are subject to change and calculated based on the value of the securities divided by total investments of the Fund.

                  Wells Fargo Advantage Variable Trust Funds 27


Performance Highlights

                   WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JUNE 30, 2009)

                                                                         Expense Ratio
                                                                       ----------------
                                  6 Months*   1 Year  5 Year  10 Year  Gross(3)  Net(4)
                                  ---------  -------  ------  -------  --------  ------
VT Small/Mid Cap Value Fund         17.78    (34.16)  (0.09)    0.86     1.69%    1.14%
Russell 2500(TM) Value Index(5)     (0.62)   (26.24)  (1.56)    4.97

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

----------
(3.) Reflects the gross expense ratio as stated in the May 1, 2009, prospectus.

(4.) The investment adviser has contractually committed through April 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(5.) The Russell 2500(TM) Value Index measures the performance of those Russell
     2500 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an Index.

                  28 Wells Fargo Advantage Variable Trust Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (the Fund) seeks total return, consisting of income and capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Troy Ludgood
Thomas O'Connor, CFA
Lynne A. Royer
William Stevens

FUND INCEPTION

September 20, 1999

PORTFOLIO ALLOCATION(1)
(AS OF JUNE 30, 2009)

                                   (PIE CHART)

Asset-Backed Securities                     6%
Commercial Mortgage-Backed Securities      13%
Mortgage-Backed Securities                 38%
Corporate Bonds & Notes                    24%
U.S. Treasury Securities                   11%
Collateralized Mortgage Securities          8%

----------
(1.) Portfolio allocation is subject to change and calculated based on the total investments of the Fund, excluding cash and cash equivalents.

                   Wells Fargo Advantage Variable Trust Funds 29


Performance Highlights

                     WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JUNE 30, 2009)

                                                                                           Expense Ratio
                                                                                         ----------------
                                                6 Months*  1 Year  5 Year  Life of Fund  Gross(2)  Net(3)
                                                ---------  ------  ------  ------------  --------  ------
VT Total Return Bond Fund                          6.10     7.40    4.91       5.95        1.14%    0.90%
Barclays Capital U.S. Aggregate Bond Index(4)      1.90     6.05    5.01       6.07

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk and mortgage- and asset-backed securities risk. Consult the Fund's prospectus for additional information on these and other risks.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

----------
(2.) Reflects the gross expense ratio as stated in the May 1, 2009, prospectus.

(3.) The investment adviser has contractually committed through April 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(4.) The Barclays Capital U.S. Aggregate Bond Index includes bonds from the
     Treasury, government-related, corporate, agency, mortgage-backed securities, and asset-backed securities sectors. You cannot invest directly in an index.

                 30 Wells Fargo Advantage Variable Trust Funds


                                                                   Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from January 1, 2009 to June 30, 2009.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                Beginning        Ending        Expenses
                                              Account Value   Account Value   Paid During     Net Annual
                                               01-01-2009      06-30-2009     the Period*   Expense Ratio
                                              -------------   -------------   -----------   -------------
VT ASSET ALLOCATION FUND
   Actual                                       $1,000.00       $  979.00         $4.91          1.00%
   Hypothetical (5% return before expenses)     $1,000.00       $1,019.84         $5.01          1.00%
VT C&B LARGE CAP VALUE FUND
   Actual                                       $1,000.00       $1,045.30         $5.07          1.00%
   Hypothetical (5% return before expenses)     $1,000.00       $1,019.84         $5.01          1.00%
VT DISCOVERY FUND
   Actual                                       $1,000.00       $1,106.30         $6.01          1.15%
   Hypothetical (5% return before expenses)     $1,000.00       $1,019.09         $5.76          1.15%
VT EQUITY INCOME FUND
   Actual                                       $1,000.00       $  983.80         $4.92          1.00%
   Hypothetical (5% return before expenses)     $1,000.00       $1,019.84         $5.01          1.00%
VT INTERNATIONAL CORE FUND
   Actual                                       $1,000.00       $  937.10         $4.80          1.00%
   Hypothetical (5% return before expenses)     $1,000.00       $1,019.84         $5.01          1.00%
VT LARGE COMPANY CORE FUND
   Actual                                       $1,000.00       $1,097.40         $5.20          1.00%
   Hypothetical (5% return before expenses)     $1,000.00       $1,019.84         $5.01          1.00%

                  Wells Fargo Advantage Variable Trust Funds 31


Fund Expenses

                                                Beginning        Ending        Expenses
                                              Account Value   Account Value   Paid During     Net Annual
                                               01-01-2009      06-30-2009     the Period*   Expense Ratio
                                              -------------   -------------   -----------   -------------
VT LARGE COMPANY GROWTH FUND
   Actual                                       $1,000.00       $1,160.80         $5.36          1.00%
   Hypothetical (5% return before expenses)     $1,000.00       $1,019.84         $5.01          1.00%
VT MONEY MARKET FUND
   Actual                                       $1,000.00       $1,001.00         $3.87          0.78%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.93         $3.91          0.78%
VT OPPORTUNITY FUND
   Actual                                       $1,000.00       $1,190.90         $5.81          1.07%
   Hypothetical (5% return before expenses)     $1,000.00       $1,019.49         $5.36          1.07%
VT SMALL CAP GROWTH FUND
   Actual                                       $1,000.00       $1,216.30         $6.59          1.20%
   Hypothetical (5% return before expenses)     $1,000.00       $1,018.84         $6.01          1.20%
VT SMALL/MID CAP VALUE FUND
   Actual                                       $1,000.00       $1,177.80         $6.16          1.14%
   Hypothetical (5% Return before expenses      $1,000.00       $1,019.14         $5.71          1.14%
VT TOTAL RETURN BOND FUND
   Actual                                       $1,000.00       $1,061.00         $4.60          0.90%
   Hypothetical (5% Return before expenses      $1,000.00       $1,020.33         $4.51          0.90%

----------
* Expenses are equal to the Fund's annualized expenses ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

                  32 Wells Fargo Advantage Variable Trust Funds


                             Portfolio of Investments--June 30, 2009 (Unaudited)

VT ASSET ALLOCATION FUND


      SHARES   SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
COMMON STOCKS: 56.75%
APPAREL & ACCESSORY STORES: 0.21%
         668   ABERCROMBIE & FITCH COMPANY CLASS A<<                                                         $        16,961
       3,497   GAP INCORPORATED                                                                                       57,351
       2,322   KOHL'S CORPORATION+                                                                                    99,266
       2,054   LIMITED BRANDS INCORPORATED                                                                            24,586
       1,217   NORDSTROM INCORPORATED<<                                                                               24,206
                                                                                                                     222,370
                                                                                                             ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.06%
         429   POLO RALPH LAUREN CORPORATION                                                                          22,969
         672   VF CORPORATION                                                                                         37,195
                                                                                                                      60,164
                                                                                                             ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.09%
         821   AUTONATION INCORPORATED<<+                                                                             14,244
         274   AUTOZONE INCORPORATED+                                                                                 41,404
       1,031   O'REILLY AUTOMOTIVE INCORPORATED+                                                                      39,260
                                                                                                                      94,908
                                                                                                             ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.01%
         425   RYDER SYSTEM INCORPORATED<<                                                                            11,866
                                                                                                             ---------------
BIOPHARMACEUTICALS: 0.59%
       3,500   CELGENE CORPORATION+                                                                                  167,440
         561   CEPHALON INCORPORATED<<+                                                                               31,781
       2,051   GENZYME CORPORATION+                                                                                  114,179
       6,893   GILEAD SCIENCES INCORPORATED+                                                                         322,868
                                                                                                                     636,268
                                                                                                             ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.06%
         946   CENTEX CORPORATION                                                                                      8,003
       2,096   D.R. HORTON INCORPORATED                                                                               19,619
         562   KB HOME                                                                                                 7,688
       1,073   LENNAR CORPORATION CLASS A<<                                                                           10,397
       1,632   PULTE HOMES INCORPORATED<<                                                                             14,411
                                                                                                                      60,118
                                                                                                             ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.55%
         982   FASTENAL COMPANY<<                                                                                     32,573
      12,900   HOME DEPOT INCORPORATED                                                                               304,827
      11,229   LOWE'S COMPANIES INCORPORATED                                                                         217,955
         748   SHERWIN-WILLIAMS COMPANY<<                                                                             40,205
                                                                                                                     595,560
                                                                                                             ---------------
BUSINESS SERVICES: 4.07%
       3,983   ADOBE SYSTEMS INCORPORATED<<+                                                                         112,719
         742   AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                     32,960
       1,314   AKAMAI TECHNOLOGIES INCORPORATED<<+                                                                    25,203
       1,737   AUTODESK INCORPORATED+                                                                                 32,968
       3,815   AUTOMATIC DATA PROCESSING INCORPORATED                                                                135,204
       1,406   BMC SOFTWARE INCORPORATED+                                                                             47,509
       2,998   CA INCORPORATED                                                                                        52,255
       1,376   CITRIX SYSTEMS INCORPORATED+                                                                           43,881

                  Wells Fargo Advantage Variable Trust Funds 33


Portfolio of Investments--June 30, 2009 (Unaudited)

VT ASSET ALLOCATION FUND


      SHARES   SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
BUSINESS SERVICES (continued)
       2,221   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                           $        59,301
       1,152   COMPUTER SCIENCES CORPORATION+                                                                         51,034
       1,840   COMPUWARE CORPORATION+                                                                                 12,622
         932   CONVERGYS CORPORATION+                                                                                  8,649
         960   EQUIFAX INCORPORATED                                                                                   25,056
       1,454   FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                    29,022
       1,183   FISERV INCORPORATED+                                                                                   54,063
       1,826   GOOGLE INCORPORATED CLASS A+                                                                          769,823
       1,382   IMS HEALTH INCORPORATED                                                                                17,551
       3,638   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                                                           18,372
       2,457   INTUIT INCORPORATED+                                                                                   69,189
       1,369   IRON MOUNTAIN INCORPORATED<<+                                                                          39,359
       3,978   JUNIPER NETWORKS INCORPORATED+                                                                         93,881
         550   MASTERCARD INCORPORATED CLASS A                                                                        92,021
       1,181   MCAFEE INCORPORATED+                                                                                   49,826
      58,209   MICROSOFT CORPORATION                                                                               1,383,628
         958   MONSTER WORLDWIDE INCORPORATED<<+                                                                      11,314
       2,625   NOVELL INCORPORATED+                                                                                   11,891
       2,364   OMNICOM GROUP INCORPORATED                                                                             74,655
      28,804   ORACLE CORPORATION                                                                                    616,982
       1,162   ROBERT HALF INTERNATIONAL INCORPORATED                                                                 27,446
         807   SALESFORCE.COM INCORPORATED<<+                                                                         30,803
       5,675   SUN MICROSYSTEMS INCORPORATED+                                                                         52,324
       6,219   SYMANTEC CORPORATION<<+                                                                                96,768
       1,499   TOTAL SYSTEM SERVICES INCORPORATED                                                                     20,072
       1,466   VERISIGN INCORPORATED<<+                                                                               27,092
      10,608   YAHOO! INCORPORATED<<+                                                                                166,121
                                                                                                                   4,391,564
                                                                                                             ---------------
CASINO & GAMING: 0.05%
       2,253   INTERNATIONAL GAME TECHNOLOGY                                                                          35,823
         514   WYNN RESORTS LIMITED<<+                                                                                18,144
                                                                                                                      53,967
                                                                                                             ---------------
CHEMICALS & ALLIED PRODUCTS: 6.74%
      11,753   ABBOTT LABORATORIES                                                                                   552,861
       1,595   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                 103,021
       7,699   AMGEN INCORPORATED+                                                                                   407,585
         857   AVERY DENNISON CORPORATION                                                                             22,008
       3,246   AVON PRODUCTS INCORPORATED                                                                             83,682
       2,194   BIOGEN IDEC INCORPORATED+                                                                              99,059
      15,065   BRISTOL-MYERS SQUIBB COMPANY                                                                          305,970
         368   CF INDUSTRIES HOLDINGS INCORPORATED                                                                    27,284
       1,057   CLOROX COMPANY                                                                                         59,012
       3,799   COLGATE-PALMOLIVE COMPANY                                                                             268,741
       8,182   DOW CHEMICAL COMPANY                                                                                  132,057
       6,872   E.I. DU PONT DE NEMOURS & COMPANY                                                                     176,061
         552   EASTMAN CHEMICAL COMPANY                                                                               20,921
       1,276   ECOLAB INCORPORATED                                                                                    49,751
       7,689   ELI LILLY & COMPANY                                                                                   266,347
         882   ESTEE LAUDER COMPANIES INCORPORATED CLASS A<<                                                          28,815
       2,293   FOREST LABORATORIES INCORPORATED+                                                                      57,577
       1,220   HOSPIRA INCORPORATED+                                                                                  46,994
         598   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                        19,567

                  34 Wells Fargo Advantage Variable Trust Funds


                             Portfolio of Investments--June 30, 2009 (Unaudited)

VT ASSET ALLOCATION FUND


      SHARES   SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
CHEMICALS & ALLIED PRODUCTS (continued)
      20,956   JOHNSON & JOHNSON                                                                             $     1,190,301
       1,885   KING PHARMACEUTICALS INCORPORATED+                                                                     18,153
       1,328   LIFE TECHNOLOGIES CORPORATION+                                                                         55,404
       4,150   MONSANTO COMPANY                                                                                      308,511
       2,319   MYLAN LABORATORIES INCORPORATED<<+                                                                     30,263
      51,320   PFIZER INCORPORATED<<                                                                                 769,800
       1,251   PPG INDUSTRIES INCORPORATED                                                                            54,919
       2,338   PRAXAIR INCORPORATED                                                                                  166,162
      22,167   PROCTER & GAMBLE COMPANY                                                                            1,132,734
      12,384   SCHERING-PLOUGH CORPORATION                                                                           311,086
         928   SIGMA-ALDRICH CORPORATION                                                                              45,992
      10,142   WYETH                                                                                                 460,345
                                                                                                                   7,270,983
                                                                                                             ---------------
COAL MINING: 0.11%
       1,373   CONSOL ENERGY INCORPORATED                                                                             46,627
         650   MASSEY ENERGY COMPANY                                                                                  12,701
       2,033   PEABODY ENERGY CORPORATION                                                                             61,315
                                                                                                                     120,643
                                                                                                             ---------------
COMMUNICATIONS: 2.47%
       3,024   AMERICAN TOWER CORPORATION CLASS A+                                                                    95,347
      44,871   AT&T INCORPORATED                                                                                   1,114,596
         767   CENTURYTEL INCORPORATED<<                                                                              23,547
      21,928   COMCAST CORPORATION CLASS A                                                                           317,737
       3,986   DIRECTV GROUP INCORPORATED<<                                                                           98,494
       1,084   EMBARQ CORPORATION                                                                                     45,593
       1,926   METROPCS COMMUNICATIONS INCORPORATED+                                                                  25,635
      11,251   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED<<                                                      46,692
         688   SCRIPPS NETWORKS INTERACTIVE INCORPORATED                                                              19,147
      21,837   SPRINT NEXTEL CORPORATION<<+                                                                          105,036
       2,679   TIME WARNER CABLE INCORPORATED+                                                                        84,844
      21,603   VERIZON COMMUNICATIONS INCORPORATED                                                                   663,860
       3,321   WINDSTREAM CORPORATION                                                                                 27,764
                                                                                                                   2,668,292
                                                                                                             ---------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.03%
       1,483   QUANTA SERVICES INCORPORATED                                                                           34,302
                                                                                                             ---------------
DEPOSITORY INSTITUTIONS: 3.96%
      61,507   BANK OF AMERICA CORPORATION                                                                           811,892
       9,091   BANK OF NEW YORK MELLON CORPORATION                                                                   266,457
       4,919   BB&T CORPORATION                                                                                      108,120
      41,926   CITIGROUP INCORPORATED<<                                                                              124,520
       1,149   COMERICA INCORPORATED                                                                                  24,301
       5,589   FIFTH THIRD BANCORP                                                                                    39,682
       1,634   FIRST HORIZON NATIONAL CORPORATION<<                                                                   19,608
       3,966   HUDSON CITY BANCORP INCORPORATED                                                                       52,708
       4,134   HUNTINGTON BANCSHARES INCORPORATED<<                                                                   17,280
      29,669   JPMORGAN CHASE & COMPANY                                                                            1,012,018
       5,383   KEYCORP<<                                                                                              28,207
         622   M&T BANK CORPORATION<<                                                                                 31,678
       2,679   MARSHALL & ILSLEY CORPORATION                                                                          12,859
       1,832   NORTHERN TRUST CORPORATION                                                                             98,342
       3,500   PNC FINANCIAL SERVICES GROUP                                                                          135,835

                  Wells Fargo Advantage Variable Trust Funds 35


Portfolio of Investments--June 30, 2009 (Unaudited)

VT ASSET ALLOCATION FUND


      SHARES   SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
DEPOSITORY INSTITUTIONS (continued)
       8,784   REGIONS FINANCIAL CORPORATION<<                                                               $        35,487
       3,755   STATE STREET CORPORATION                                                                              177,236
       3,534   SUNTRUST BANKS INCORPORATED<<                                                                          58,134
      14,433   US BANCORP                                                                                            258,639
      35,410   WELLS FARGO & COMPANY(l)                                                                              859,047
       5,333   WESTERN UNION COMPANY                                                                                  87,461
         876   ZIONS BANCORPORATION                                                                                   10,127
                                                                                                                   4,269,638
                                                                                                             ---------------
E-COMMERCE/SERVICES: 0.32%
       2,450   AMAZON.COM INCORPORATED<<+                                                                            204,967
       8,219   EBAY INCORPORATED+                                                                                    140,791
                                                                                                                     345,758
                                                                                                             ---------------
EATING & DRINKING PLACES: 0.59%
       1,042   DARDEN RESTAURANTS INCORPORATED                                                                        34,365
       8,390   MCDONALD'S CORPORATION                                                                                482,341
       3,510   YUM! BRANDS INCORPORATED                                                                              117,023
                                                                                                                     633,729
                                                                                                             ---------------
EDUCATIONAL SERVICES: 0.08%
         819   APOLLO GROUP INCORPORATED CLASS A+                                                                     58,247
         468   DEVRY INCORPORATED                                                                                     23,419
                                                                                                                      81,666
                                                                                                             ---------------
ELECTRIC, GAS & SANITARY SERVICES: 2.61%
       5,070   AES CORPORATION+                                                                                       58,863
       1,288   ALLEGHENY ENERGY INCORPORATED                                                                          33,037
       1,624   AMEREN CORPORATION                                                                                     40,421
       3,625   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                          104,726
       2,656   CENTERPOINT ENERGY INCORPORATED                                                                        29,428
       1,725   CMS ENERGY CORPORATION<<                                                                               20,838
       2,086   CONSOLIDATED EDISON INCORPORATED<<                                                                     78,058
       1,514   CONSTELLATION ENERGY GROUP INCORPORATED                                                                40,242
       4,486   DOMINION RESOURCES INCORPORATED                                                                       149,922
       1,246   DTE ENERGY COMPANY                                                                                     39,872
       9,788   DUKE ENERGY CORPORATION                                                                               142,807
       3,852   DYNEGY INCORPORATED CLASS A+                                                                            8,744
       2,477   EDISON INTERNATIONAL                                                                                   77,926
       5,331   EL PASO CORPORATION<<                                                                                  49,205
       1,491   ENTERGY CORPORATION<<                                                                                 115,582
       5,010   EXELON CORPORATION                                                                                    256,562
       2,318   FIRSTENERGY CORPORATION                                                                                89,823
       3,124   FPL GROUP INCORPORATED                                                                                177,631
       2,375   FRONTIER COMMUNICATIONS CORPORATION                                                                    16,958
         581   INTEGRYS ENERGY GROUP INCORPORATED                                                                     17,424
         343   NICOR INCORPORATED                                                                                     11,875
       2,088   NISOURCE INCORPORATED                                                                                  24,346
       1,331   NORTHEAST UTILITIES                                                                                    29,695
       1,673   PEPCO HOLDINGS INCORPORATED                                                                            22,485
       2,801   PG&E CORPORATION                                                                                      107,670
         768   PINNACLE WEST CAPITAL CORPORATION                                                                      23,155
       2,859   PPL CORPORATION                                                                                        94,233
       2,122   PROGRESS ENERGY INCORPORATED                                                                           80,275
       3,848   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                          125,560

                  36 Wells Fargo Advantage Variable Trust Funds


                             Portfolio of Investments--June 30, 2009 (Unaudited)

VT ASSET ALLOCATION FUND


      SHARES   SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
       1,323   QUESTAR CORPORATION                                                                           $        41,159
       2,448   REPUBLIC SERVICES INCORPORATED                                                                         59,756
         926   SCANA CORPORATION                                                                                      30,067
       1,857   SEMPRA ENERGY<<                                                                                        92,163
       4,905   SPECTRA ENERGY CORPORATION                                                                             82,993
         645   STERICYCLE INCORPORATED+                                                                               33,237
       1,619   TECO ENERGY INCORPORATED                                                                               19,315
       5,950   THE SOUTHERN COMPANY                                                                                  185,402
       3,741   WASTE MANAGEMENT INCORPORATED                                                                         105,347
         889   WISCONSIN ENERGY CORPORATION                                                                           36,191
       3,465   XCEL ENERGY INCORPORATED                                                                               63,791
                                                                                                                   2,816,784
                                                                                                             ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 3.44%
       4,263   ADVANCED MICRO DEVICES INCORPORATED<<+                                                                 16,498
       2,231   ALTERA CORPORATION                                                                                     36,321
       1,302   AMPHENOL CORPORATION CLASS A                                                                           41,195
       2,215   ANALOG DEVICES INCORPORATED                                                                            54,888
       3,250   BROADCOM CORPORATION CLASS A+                                                                          80,568
         693   CIENA CORPORATION<<+                                                                                    7,173
      43,866   CISCO SYSTEMS INCORPORATED+                                                                           817,662
       1,266   COOPER INDUSTRIES LIMITED CLASS A                                                                      39,309
       5,714   EMERSON ELECTRIC COMPANY                                                                              185,134
      80,537   GENERAL ELECTRIC COMPANY                                                                              943,894
         527   HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                            9,908
       1,006   HARRIS CORPORATION                                                                                     28,530
       1,625   JABIL CIRCUIT INCORPORATED                                                                             12,058
       1,676   JDS UNIPHASE CORPORATION+                                                                               9,587
       1,292   KLA-TENCOR CORPORATION<<                                                                               32,623
         886   L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                               61,471
       1,690   LINEAR TECHNOLOGY CORPORATION                                                                          39,462
       4,934   LSI LOGIC CORPORATION+                                                                                 22,499
       1,699   MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                30,259
       1,390   MICROCHIP TECHNOLOGY INCORPORATED<<                                                                    31,345
       6,439   MICRON TECHNOLOGY INCORPORATED+                                                                        32,581
       1,054   MOLEX INCORPORATED                                                                                     16,390
      17,434   MOTOROLA INCORPORATED                                                                                 115,587
       1,484   NATIONAL SEMICONDUCTOR CORPORATION                                                                     18,624
       2,515   NETAPP INCORPORATED<<+                                                                                 49,596
         742   NOVELLUS SYSTEMS INCORPORATED+                                                                         12,391
       4,154   NVIDIA CORPORATION<<+                                                                                  46,899
         903   QLOGIC CORPORATION+                                                                                    11,450
      12,586   QUALCOMM INCORPORATED                                                                                 568,887
       1,204   ROCKWELL COLLINS INCORPORATED                                                                          50,243
       3,009   TELLABS INCORPORATED+                                                                                  17,242
       9,685   TEXAS INSTRUMENTS INCORPORATED                                                                        206,291
         561   WHIRLPOOL CORPORATION<<                                                                                23,876
       2,095   XILINX INCORPORATED                                                                                    42,864
                                                                                                                   3,713,305
                                                                                                             ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.19%
       1,367   FLUOR CORPORATION                                                                                      70,113
         938   JACOBS ENGINEERING GROUP INCORPORATED+                                                                 39,480
       1,451   MOODY'S CORPORATION                                                                                    38,234
       2,442   PAYCHEX INCORPORATED                                                                                   61,538
                                                                                                                     209,365
                                                                                                             ---------------

                  Wells Fargo Advantage Variable Trust Funds 37


Portfolio of Investments--June 30, 2009 (Unaudited)

VT ASSET ALLOCATION FUND


      SHARES   SECURITY NAME                                                                                      VALUE
------------   -------------------------------------------------------------------                           ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.18%
         714   BALL CORPORATION<<                                                                            $        32,244
       1,142   FORTUNE BRANDS INCORPORATED                                                                            39,673
       2,924   ILLINOIS TOOL WORKS INCORPORATED                                                                      109,182
         438   SNAP-ON INCORPORATED                                                                                   12,588
                                                                                                                     193,687
                                                                                                             ---------------
FINANCIAL SERVICES: 0.01%
       1,226   JANUS CAPITAL GROUP INCORPORATED                                                                       13,976
                                                                                                             ---------------
FOOD & KINDRED PRODUCTS: 2.43%
       4,882   ARCHER DANIELS MIDLAND COMPANY                                                                        130,691
       1,518   CAMPBELL SOUP COMPANY                                                                                  44,660
       2,411   COCA-COLA ENTERPRISES INCORPORATED                                                                     40,143
       3,401   CONAGRA FOODS INCORPORATED                                                                             64,823
       1,495   CONSTELLATION BRANDS INCORPORATED CLASS A+                                                             18,957
       1,930   DR PEPPER SNAPPLE GROUP INCORPORATED+                                                                  40,897
       2,501   GENERAL MILLS INCORPORATED                                                                            140,106
       2,392   H.J. HEINZ COMPANY                                                                                     85,394
         530   HORMEL FOODS CORPORATION                                                                               18,306
         900   JM SMUCKER COMPANY                                                                                     43,794
       1,920   KELLOGG COMPANY<<                                                                                      89,414
      11,200   KRAFT FOODS INCORPORATED CLASS A                                                                      283,808
         991   MCCORMICK & COMPANY INCORPORATED                                                                       32,237
       1,133   MOLSON COORS BREWING COMPANY                                                                           47,960
       1,039   PEPSI BOTTLING GROUP INCORPORATED                                                                      35,160
      11,839   PEPSICO INCORPORATED                                                                                  650,671
       5,290   SARA LEE CORPORATION                                                                                   51,630
      15,141   THE COCA-COLA COMPANY                                                                                 726,617
       1,260   THE HERSHEY COMPANY                                                                                    45,360
       2,297   TYSON FOODS INCORPORATED CLASS A                                                                       28,965
                                                                                                                   2,619,593
                                                                                                             ---------------
FOOD STORES: 0.25%
       4,961   KROGER COMPANY                                                                                        109,390
       3,239   SAFEWAY INCORPORATED                                                                                   65,978
       5,596   STARBUCKS CORPORATION+                                                                                 77,728
       1,068   WHOLE FOODS MARKET INCORPORATED<<                                                                      20,271
                                                                                                                     273,367
                                                                                                             ---------------
FORESTRY: 0.05%
       1,607   WEYERHAEUSER COMPANY<<                                                                                 48,901
                                                                                                             ---------------
FURNITURE & FIXTURES: 0.06%
       1,192   LEGGETT & PLATT INCORPORATED                                                                           18,154
       2,732   MASCO CORPORATION                                                                                      26,173
       2,111   NEWELL RUBBERMAID INCORPORATED<<                                                                       21,976
                                                                                                                      66,303
                                                                                                             ---------------
GENERAL MERCHANDISE STORES: 1.21%
         627   BIG LOTS INCORPORATED+                                                                                 13,186
       1,066   FAMILY DOLLAR STORES INCORPORATED                                                                      30,168
       1,690   JCPENNEY COMPANY INCORPORATED                                                                          48,520
       3,198   MACY'S INCORPORATED                                                                                    37,609
         410   SEARS HOLDINGS CORPORATION<<+                                                                          27,273
       5,721   TARGET CORPORATION                                                                                    225,808

                  38 Wells Fargo Advantage Variable Trust Funds


                             Portfolio of Investments--June 30, 2009 (Unaudited)

VT ASSET ALLOCATION FUND


      SHARES   SECURITY NAME                                                                                      VALUE
------------   -------------------------------------------------------------------                           ---------------
GENERAL MERCHANDISE STORES (continued)
       3,145   TJX COMPANIES INCORPORATED                                                                    $        98,942
      16,972   WAL-MART STORES INCORPORATED                                                                          822,124
                                                                                                                   1,303,630
                                                                                                             ---------------
HEALTH SERVICES: 0.20%
       2,738   CARDINAL HEALTH INCORPORATED                                                                           83,646
         786   DAVITA INCORPORATED+                                                                                   38,876
         823   LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                            55,791
       3,175   TENET HEALTHCARE CORPORATION+                                                                           8,954
         801   WATSON PHARMACEUTICALS INCORPORATED+                                                                   26,962
                                                                                                                     214,229
                                                                                                             ---------------
HOLDING & OTHER INVESTMENT OFFICES: 0.53%
         890   APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                       7,877
         607   AVALONBAY COMMUNITIES INCORPORATED                                                                     33,956
       1,053   BOSTON PROPERTIES INCORPORATED                                                                         50,228
       2,082   EQUITY RESIDENTIAL                                                                                     46,284
       2,072   HCP INCORPORATED                                                                                       43,906
       4,572   HOST HOTELS & RESORTS INCORPORATED                                                                     38,359
       2,461   KIMCO REALTY CORPORATION                                                                               24,733
       1,238   PLUM CREEK TIMBER COMPANY<<                                                                            36,868
       3,366   PROLOGIS                                                                                               27,130
         953   PUBLIC STORAGE INCORPORATED                                                                            62,402
       2,132   SIMON PROPERTY GROUP INCORPORATED<<                                                                   109,649
       1,190   VENTAS INCORPORATED                                                                                    35,533
       1,207   VORNADO REALTY TRUST<<                                                                                 54,351
                                                                                                                     571,276
                                                                                                             ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.14%
       1,974   BED BATH & BEYOND INCORPORATED<<+                                                                      60,701
       2,596   BEST BUY COMPANY INCORPORATED                                                                          86,940
                                                                                                                     147,641
                                                                                                             ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.09%
       2,257   MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                            49,819
       1,419   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                       31,502
       1,354   WYNDHAM WORLDWIDE CORPORATION<<                                                                        16,410
                                                                                                                      97,731
                                                                                                             ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.91%
       5,281   3M COMPANY                                                                                            317,388
       6,784   APPLE INCORPORATED+                                                                                   966,245
      10,138   APPLIED MATERIALS INCORPORATED                                                                        111,214
       2,356   BAKER HUGHES INCORPORATED                                                                              85,853
         457   BLACK & DECKER CORPORATION                                                                             13,098
       1,650   CAMERON INTERNATIONAL CORPORATION<<+                                                                   46,695
       4,576   CATERPILLAR INCORPORATED<<                                                                            151,191
       1,534   CUMMINS INCORPORATED                                                                                   54,012
       3,215   DEERE & COMPANY                                                                                       128,439
      13,225   DELL INCORPORATED+                                                                                    181,579
       1,414   DOVER CORPORATION                                                                                      46,789
       1,259   EATON CORPORATION                                                                                      56,164
      15,309   EMC CORPORATION                                                                                       200,548
         426   FLOWSERVE CORPORATION                                                                                  29,739

                  Wells Fargo Advantage Variable Trust Funds 39


Portfolio of Investments--June 30, 2009 (Unaudited)

VT ASSET ALLOCATION FUND


      SHARES   SECURITY NAME                                                                                      VALUE
------------   -------------------------------------------------------------------                           ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
         939   FMC TECHNOLOGIES INCORPORATED+                                                                $        35,288
       1,252   GAMESTOP CORPORATION CLASS A+                                                                          27,557
      18,148   HEWLETT-PACKARD COMPANY                                                                               701,420
      42,475   INTEL CORPORATION                                                                                     702,961
      10,049   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                         1,049,317
         593   LEXMARK INTERNATIONAL INCORPORATED+                                                                     9,399
         991   MANITOWOC COMPANY INCORPORATED                                                                          5,213
       3,180   NATIONAL OILWELL VARCO INCORPORATED+                                                                  103,859
         896   PALL CORPORATION                                                                                       23,798
       1,220   PARKER HANNIFIN CORPORATION                                                                            52,411
       1,569   PITNEY BOWES INCORPORATED                                                                              34,408
       1,725   SANDISK CORPORATION<<+                                                                                 25,340
       1,667   SMITH INTERNATIONAL INCORPORATED                                                                       42,925
         601   STANLEY WORKS                                                                                          20,338
       1,313   TERADATA CORPORATION<<+                                                                                30,764
       1,693   WESTERN DIGITAL CORPORATION                                                                            44,865
                                                                                                                   5,298,817
                                                                                                             ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.22%
       2,105   AON CORPORATION                                                                                        79,716
       1,290   HUMANA INCORPORATED+                                                                                   41,615
       3,974   MARSH & MCLENNAN COMPANIES INCORPORATED                                                                79,997
       2,519   UNUMPROVIDENT CORPORATION                                                                              39,951
                                                                                                                     241,279
                                                                                                             ---------------
INSURANCE CARRIERS: 1.68%
       3,398   AETNA INCORPORATED                                                                                     85,120
       3,555   AFLAC INCORPORATED                                                                                    110,525
       4,079   ALLSTATE CORPORATION                                                                                   99,528
      20,464   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                              23,738
         895   ASSURANT INCORPORATED                                                                                  21,561
       2,677   CHUBB CORPORATION                                                                                     106,759
       2,074   CIGNA CORPORATION                                                                                      49,963
       1,236   CINCINNATI FINANCIAL CORPORATION<<                                                                     27,625
       3,294   GENWORTH FINANCIAL INCORPORATED                                                                        23,025
       2,475   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED<<                                                       29,378
       1,378   LEUCADIA NATIONAL CORPORATION                                                                          29,062
       2,251   LINCOLN NATIONAL CORPORATION                                                                           38,740
       2,747   LOEWS CORPORATION                                                                                      75,268
       1,296   MBIA INCORPORATED<<+                                                                                    5,612
       6,225   METLIFE INCORPORATED                                                                                  186,812
       2,362   PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                 44,500
       3,520   PRUDENTIAL FINANCIAL INCORPORATED                                                                     131,014
       5,179   THE PROGRESSIVE CORPORATION                                                                            78,255
       4,452   THE TRAVELERS COMPANIES INCORPORATED                                                                  182,710
         629   TORCHMARK CORPORATION                                                                                  23,298
       9,046   UNITEDHEALTH GROUP INCORPORATED                                                                       225,969
       3,685   WELLPOINT INCORPORATED+                                                                               187,530
       2,601   XL CAPITAL LIMITED CLASS A<<                                                                           29,807
                                                                                                                   1,815,799
                                                                                                             ---------------
LEATHER & LEATHER PRODUCTS: 0.06%
       2,415   COACH INCORPORATED                                                                                     64,915
                                                                                                             ---------------

                  40 Wells Fargo Advantage Variable Trust Funds


                             Portfolio of Investments--June 30, 2009 (Unaudited)

VT ASSET ALLOCATION FUND


      SHARES   SECURITY NAME                                                                                      VALUE
------------   -------------------------------------------------------------------                           ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
   GOODS: 0.92%
       2,611   AGILENT TECHNOLOGIES INCORPORATED+                                                            $        53,029
       1,821   BECTON DICKINSON & COMPANY                                                                            129,856
      11,456   BOSTON SCIENTIFIC CORPORATION+                                                                        116,164
         755   C.R. BARD INCORPORATED                                                                                 56,210
       1,939   DANAHER CORPORATION                                                                                   119,714
       1,129   DENTSPLY INTERNATIONAL INCORPORATED                                                                    34,457
       2,039   EASTMAN KODAK COMPANY                                                                                   6,035
       1,142   FLIR SYSTEMS INCORPORATED<<+                                                                           25,764
         421   MILLIPORE CORPORATION+                                                                                 29,558
         886   PERKINELMER INCORPORATED                                                                               15,416
       1,141   QUEST DIAGNOSTICS INCORPORATED                                                                         64,387
       2,997   RAYTHEON COMPANY                                                                                      133,157
       1,078   ROCKWELL AUTOMATION INCORPORATED                                                                       34,625
       1,316   TERADYNE INCORPORATED<<+                                                                                9,028
       3,181   THERMO FISHER SCIENTIFIC INCORPORATED+                                                                129,689
         733   WATERS CORPORATION+                                                                                    37,728
                                                                                                                     994,817
                                                                                                             ---------------
MEDICAL EQUIPMENT & SUPPLIES: 0.45%
         287   INTUITIVE SURGICAL INCORPORATED<<+                                                                     46,970
       8,504   MEDTRONIC INCORPORATED                                                                                296,705
       2,634   ST. JUDE MEDICAL INCORPORATED+                                                                        108,257
         953   VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                   33,488
                                                                                                                     485,420
                                                                                                             ---------------
MEDICAL MANAGEMENT SERVICES: 0.31%
       1,128   COVENTRY HEALTH CARE INCORPORATED+                                                                     21,105
       2,062   EXPRESS SCRIPTS INCORPORATED+                                                                         141,763
       3,668   MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                  167,297
                                                                                                                     330,165
                                                                                                             ---------------
MEDICAL PRODUCTS: 0.88%
       2,338   ALLERGAN INCORPORATED                                                                                 111,242
       4,601   BAXTER INTERNATIONAL INCORPORATED                                                                     243,669
      16,037   MERCK & COMPANY INCORPORATED<<                                                                        448,395
       1,812   STRYKER CORPORATION<<                                                                                  72,009
       1,635   ZIMMER HOLDINGS INCORPORATED+                                                                          69,651
                                                                                                                     944,966
                                                                                                             ---------------
METAL MINING: 0.29%
       3,131   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B<<                                                 156,894
       3,722   NEWMONT MINING CORPORATION                                                                            152,118
                                                                                                                     309,012
                                                                                                             ---------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.04%
         926   VULCAN MATERIALS COMPANY<<                                                                             39,911
                                                                                                             ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.06%
         946   HASBRO INCORPORATED                                                                                    22,931
       2,726   MATTEL INCORPORATED                                                                                    43,752
           1   TYCO INTERNATIONAL LIMITED                                                                                 13
                                                                                                                      66,696
                                                                                                             ---------------

                  Wells Fargo Advantage Variable Trust Funds 41


Portfolio of Investments--June 30, 2009 (Unaudited)

VT ASSET ALLOCATION FUND


      SHARES   SECURITY NAME                                                                                      VALUE
------------   -------------------------------------------------------------------                           ---------------
MISCELLANEOUS RETAIL: 0.80%
       3,300   COSTCO WHOLESALE CORPORATION<<                                                                $       150,810
      11,072   CVS CAREMARK CORPORATION                                                                              352,865
       2,089   OFFICE DEPOT INCORPORATED+                                                                              9,526
         951   RADIOSHACK CORPORATION                                                                                 13,276
       5,440   STAPLES INCORPORATED                                                                                  109,725
       7,542   WALGREEN COMPANY                                                                                      221,735
                                                                                                                     857,937
                                                                                                             ---------------
MISCELLANEOUS SERVICES: 0.03%
         404   D&B CORPORATION                                                                                        32,809
                                                                                                             ---------------
MOTION PICTURES: 0.67%
      17,494   NEWS CORPORATION CLASS A                                                                              159,370
       9,099   TIME WARNER INCORPORATED                                                                              229,204
      14,121   WALT DISNEY COMPANY                                                                                   329,443
                                                                                                                     718,017
                                                                                                             ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.47%
       2,367   FEDEX CORPORATION                                                                                     131,653
       7,567   UNITED PARCEL SERVICE INCORPORATED CLASS B                                                            378,274
                                                                                                                     509,927
                                                                                                             ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.38%
       9,030   AMERICAN EXPRESS COMPANY                                                                              209,857
       3,436   CAPITAL ONE FINANCIAL CORPORATION                                                                      75,180
       2,957   CIT GROUP INCORPORATED<<                                                                                6,358
       3,662   DISCOVER FINANCIAL SERVICES                                                                            37,609
       2,648   PEOPLE'S UNITED FINANCIAL INCORPORATED                                                                 39,826
       3,555   SLM CORPORATION+                                                                                       36,510
                                                                                                                     405,340
                                                                                                             ---------------
OFFICE EQUIPMENT: 0.04%
       6,576   XEROX CORPORATION                                                                                      42,612
                                                                                                             ---------------
OIL & GAS EXTRACTION: 2.28%
       3,796   ANADARKO PETROLEUM CORPORATION                                                                        172,300
       2,549   APACHE CORPORATION                                                                                    183,910
       2,221   BJ SERVICES COMPANY                                                                                    30,272
         788   CABOT OIL & GAS CORPORATION<<                                                                          24,144
       4,286   CHESAPEAKE ENERGY CORPORATION                                                                          84,991
       1,892   DENBURY RESOURCES INCORPORATED<<+                                                                      27,869
       3,375   DEVON ENERGY CORPORATION                                                                              183,938
         528   DIAMOND OFFSHORE DRILLING INCORPORATED<<                                                               43,850
       1,078   ENSCO INTERNATIONAL INCORPORATED                                                                       37,590
       1,903   EOG RESOURCES INCORPORATED                                                                            129,252
         995   EQT CORPORATION                                                                                        34,735
       6,822   HALLIBURTON COMPANY                                                                                   141,215
       2,152   NABORS INDUSTRIES LIMITED+                                                                             33,528
       1,318   NOBLE ENERGY INCORPORATED                                                                              77,722
       6,164   OCCIDENTAL PETROLEUM CORPORATION                                                                      405,653
         866   PIONEER NATURAL RESOURCES COMPANY                                                                      22,083
       1,190   RANGE RESOURCES CORPORATION                                                                            49,278
         859   ROWAN COMPANIES INCORPORATED                                                                           16,596
       9,099   SCHLUMBERGER LIMITED                                                                                  492,347

                  42 Wells Fargo Advantage Variable Trust Funds


                             Portfolio of Investments--June 30, 2009 (Unaudited)

VT ASSET ALLOCATION FUND


      SHARES   SECURITY NAME                                                                                      VALUE
------------   -------------------------------------------------------------------                           ---------------
OIL & GAS EXTRACTION (continued)
       2,613   SOUTHWESTERN ENERGY COMPANY+                                                                  $       101,515
       4,408   XTO ENERGY INCORPORATED                                                                               168,121
                                                                                                                   2,460,909
                                                                                                             ---------------
PAPER & ALLIED PRODUCTS: 0.10%
         759   BEMIS COMPANY INCORPORATED                                                                             19,127
       3,287   INTERNATIONAL PAPER COMPANY                                                                            49,732
       1,301   MEADWESTVACO CORPORATION                                                                               21,349
       1,003   PACTIV CORPORATION+                                                                                    21,795
                                                                                                                     112,003
                                                                                                             ---------------
PERSONAL SERVICES: 0.06%
         999   CINTAS CORPORATION                                                                                     22,817
       2,583   H & R BLOCK INCORPORATED                                                                               44,505
                                                                                                                      67,322
                                                                                                             ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 4.21%
      15,246   CHEVRON CORPORATION                                                                                 1,010,048
      11,267   CONOCOPHILLIPS                                                                                        473,890
      37,111   EXXON MOBIL CORPORATION                                                                             2,594,430
       2,163   HESS CORPORATION                                                                                      116,261
       5,382   MARATHON OIL CORPORATION                                                                              162,166
       1,450   MURPHY OIL CORPORATION                                                                                 78,764
         889   SUNOCO INCORPORATED                                                                                    20,625
       1,052   TESORO PETROLEUM CORPORATION<<                                                                         13,392
       4,230   VALERO ENERGY CORPORATION                                                                              71,445
                                                                                                                   4,541,021
                                                                                                             ---------------
PIPELINES: 0.06%
       4,411   THE WILLIAMS COMPANIES INCORPORATED                                                                    68,856
                                                                                                             ---------------
PRIMARY METAL INDUSTRIES: 0.32%
         831   AK STEEL HOLDING CORPORATION                                                                           15,947
       7,409   ALCOA INCORPORATED<<                                                                                   76,535
         745   ALLEGHENY TECHNOLOGIES INCORPORATED                                                                    26,023
       2,390   NUCOR CORPORATION                                                                                     106,188
       1,065   PRECISION CASTPARTS CORPORATION                                                                        77,777
         647   TITANIUM METALS CORPORATION                                                                             5,946
       1,090   UNITED STATES STEEL CORPORATION<<                                                                      38,957
                                                                                                                     347,373
                                                                                                             ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.25%
       5,167   CBS CORPORATION CLASS B                                                                                35,756
       1,767   GANNETT COMPANY INCORPORATED<<                                                                          6,308
       2,391   MCGRAW-HILL COMPANIES INCORPORATED                                                                     71,993
         273   MEREDITH CORPORATION<<                                                                                  6,975
         886   NEW YORK TIMES COMPANY CLASS A<<                                                                        4,882
       1,560   RR DONNELLEY & SONS COMPANY                                                                            18,127
       4,612   VIACOM INCORPORATED CLASS B<<+                                                                        104,692
          45   WASHINGTON POST COMPANY CLASS B                                                                        15,848
                                                                                                                     264,581
                                                                                                             ---------------
RAILROAD TRANSPORTATION: 0.52%
       2,117   BURLINGTON NORTHERN SANTA FE CORPORATION                                                              155,684
       2,977   CSX CORPORATION                                                                                       103,094

                  Wells Fargo Advantage Variable Trust Funds 43


Portfolio of Investments--June 30, 2009 (Unaudited)

VT ASSET ALLOCATION FUND


      SHARES   SECURITY NAME                                                                                      VALUE
------------   -------------------------------------------------------------------                           ---------------
RAILROAD TRANSPORTATION (continued)
       2,791   NORFOLK SOUTHERN CORPORATION                                                                  $       105,137
       3,833   UNION PACIFIC CORPORATION                                                                             199,546
                                                                                                                     563,461
                                                                                                             ---------------
REAL ESTATE: 0.02%
       1,799   CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                           16,839
                                                                                                             ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.03%
         845   HEALTH CARE REIT INCORPORATED                                                                          28,815
                                                                                                             ---------------
RETAIL - SPECIAL LINE: 0.02%
         943   TIFFANY & COMPANY<<                                                                                    23,914
                                                                                                             ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.04%
       1,206   SEALED AIR CORPORATION                                                                                 22,251
       1,839   THE GOODYEAR TIRE & RUBBER COMPANY+                                                                    20,707
                                                                                                                      42,958
                                                                                                             ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.48%
       1,938   AMERIPRISE FINANCIAL INCORPORATED                                                                      47,035
       7,141   CHARLES SCHWAB CORPORATION                                                                            125,253
         504   CME GROUP INCORPORATED                                                                                156,799
       7,660   E*TRADE FINANCIAL CORPORATION<<+                                                                        9,805
         680   FEDERATED INVESTORS INCORPORATED CLASS B                                                               16,381
       1,145   FRANKLIN RESOURCES INCORPORATED                                                                        82,451
       3,828   GOLDMAN SACHS GROUP INCORPORATED                                                                      564,400
         553   INTERCONTINENTAL EXCHANGE INCORPORATED<<+                                                              63,175
       3,128   INVESCO LIMITED                                                                                        55,741
       1,088   LEGG MASON INCORPORATED<<                                                                              26,525
      10,279   MORGAN STANLEY                                                                                        293,054
       1,045   NASDAQ STOCK MARKET INCORPORATED+                                                                      22,269
       1,977   NYSE EURONEXT INCORPORATED                                                                             53,873
       1,942   T. ROWE PRICE GROUP INCORPORATED                                                                       80,923
                                                                                                                   1,597,684
                                                                                                             ---------------
SOFTWARE: 0.05%
       2,456   Electronic Arts Incorporated+                                                                          53,344
                                                                                                             ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.21%
      11,817   CORNING INCORPORATED                                                                                  189,781
       1,279   OWENS-ILLINOIS INCORPORATED+                                                                           35,825
                                                                                                                     225,606
                                                                                                             ---------------
TOBACCO PRODUCTS: 0.97%
      15,725   ALTRIA GROUP INCORPORATED                                                                             257,733
       1,278   LORILLARD INCORPORATED                                                                                 86,610
      14,918   PHILIP MORRIS INTERNATIONAL                                                                           650,723
       1,285   REYNOLDS AMERICAN INCORPORATED                                                                         49,627
                                                                                                                   1,044,693
                                                                                                             ---------------
TRANSPORTATION BY AIR: 0.04%
       5,634   SOUTHWEST AIRLINES COMPANY                                                                             37,917
                                                                                                             ---------------
TRANSPORTATION EQUIPMENT: 1.66%
       5,522   BOEING COMPANY<<                                                                                      234,685
      24,475   FORD MOTOR COMPANY+                                                                                   148,563

                  44 Wells Fargo Advantage Variable Trust Funds


                             Portfolio of Investments--June 30, 2009 (Unaudited)

VT ASSET ALLOCATION FUND


      SHARES   SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
TRANSPORTATION EQUIPMENT (continued)
       2,928   GENERAL DYNAMICS CORPORATION                                                                  $       162,182
       1,212   GENUINE PARTS COMPANY                                                                                  40,675
         941   GOODRICH CORPORATION                                                                                   47,022
       1,783   HARLEY-DAVIDSON INCORPORATED                                                                           28,902
       5,657   HONEYWELL INTERNATIONAL INCORPORATED                                                                  177,630
       1,384   ITT CORPORATION                                                                                        61,588
       4,519   JOHNSON CONTROLS INCORPORATED                                                                          98,153
       2,484   LOCKHEED MARTIN CORPORATION                                                                           200,335
       2,460   NORTHROP GRUMMAN CORPORATION                                                                          112,373
       2,762   PACCAR INCORPORATED<<                                                                                  89,793
       2,044   TEXTRON INCORPORATED<<                                                                                 19,745
       7,164   UNITED TECHNOLOGIES CORPORATION                                                                       372,241
                                                                                                                   1,793,887
                                                                                                             ---------------
TRANSPORTATION SERVICES: 0.11%
       1,289   C.H. ROBINSON WORLDWIDE INCORPORATED                                                                   67,221
       1,614   EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                                    53,811
                                                                                                                     121,032
                                                                                                             ---------------
TRAVEL & RECREATION: 0.10%
       3,332   CARNIVAL CORPORATION                                                                                   85,866
       1,600   EXPEDIA INCORPORATED+                                                                                  24,176
                                                                                                                     110,042
                                                                                                             ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.43%
       2,296   AMERISOURCEBERGEN CORPORATION<<                                                                        40,731
         742   BROWN-FORMAN CORPORATION CLASS B                                                                       31,891
       1,346   DEAN FOODS COMPANY+                                                                                    25,830
       2,064   MCKESSON CORPORATION<<                                                                                 90,816
       2,946   NIKE INCORPORATED CLASS B                                                                             152,544
       1,609   SUPERVALU INCORPORATED                                                                                 20,837
       4,486   SYSCO CORPORATION                                                                                     100,845
                                                                                                                     463,494
                                                                                                             ---------------
WHOLESALE TRADE-DURABLE GOODS: 0.20%
       3,150   KIMBERLY-CLARK CORPORATION                                                                            165,155
         695   PATTERSON COMPANIES INCORPORATED<<+                                                                    15,082
         473   W.W. GRAINGER INCORPORATED                                                                             38,721
                                                                                                                     218,958
                                                                                                             ---------------
TOTAL COMMON STOCKS (COST $75,064,858)                                                                            61,204,732
                                                                                                             ---------------

                                                                                    INTEREST     MATURITY
   PRINCIPAL                                                                          RATE         DATE
------------                                                                        --------   -----------
US TREASURY SECURITIES: 38.21%
US TREASURY BONDS: 38.21%
$  2,234,000   US TREASURY BOND<<                                                     6.13%     08/15/2029         2,782,027
   3,624,000   US TREASURY BOND<<                                                     6.25      05/15/2030         4,594,551
   3,665,000   US TREASURY BOND<<                                                     5.38      02/15/2031         4,206,731
   4,933,000   US TREASURY BOND<<                                                     4.50      02/15/2036         5,081,760
   3,453,000   US TREASURY BOND<<                                                     4.75      02/15/2037         3,700,104
   3,432,000   US TREASURY BOND<<                                                     5.00      05/15/2037         3,819,171
   3,709,000   US TREASURY BOND<<                                                     4.38      02/15/2038         3,745,511

                  Wells Fargo Advantage Variable Trust Funds 45


Portfolio of Investments--June 30, 2009 (Unaudited)

VT ASSET ALLOCATION FUND

                                                                                    INTEREST     MATURITY
   PRINCIPAL                                                                          RATE         DATE           VALUE
------------                                                                        --------   -----------   ---------------
US TREASURY BONDS (continued)
$  4,899,000   US TREASURY BOND<<                                                     4.50%     05/15/2038   $     5,057,453
   5,963,000   US TREASURY BOND<<                                                     3.50      02/15/2039         5,156,146
   3,100,000   US TREASURY BOND<<                                                     4.25      05/15/2039         3,068,504
                                                                                                                  41,211,958
                                                                                                             ---------------
TOTAL US TREASURY SECURITIES (COST $42,471,985)                                                                   41,211,958
                                                                                                             ---------------
COLLATERAL FOR SECURITIES LENDING: 38.51%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 7.41%
   1,996,606   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                    1,996,606
   1,996,606   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                        1,996,606
   1,996,606   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                          1,996,606
   1,996,606   DWS MONEY MARKET SERIES INSTITUTIONAL                                                               1,996,606
                                                                                                                   7,986,424
                                                                                                             ---------------
COLLATERAL INVESTED IN OTHER ASSETS: 31.10%
   1,026,826   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                            0.32      07/01/2009         1,026,826
     313,752   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                        0.60      07/02/2009           313,747
      57,046   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                        0.60      07/06/2009            57,041
     798,642   AMSTEL FUNDING CORPORATION++(p)                                        1.50      07/01/2009           798,642
     285,229   ANTALIS US FUNDING CORPORATION++(p)                                    0.28      07/06/2009           285,218
     485,460   ANTALIS US FUNDING CORPORATION++(p)                                    0.35      07/24/2009           485,352
     328,014   BANK OF IRELAND                                                        0.40      07/01/2009           328,014
     484,890   BANK OF IRELAND                                                        0.60      07/02/2009           484,890
     727,335   BNP PARIBAS (PARIS)                                                    0.25      07/01/2009           727,335
      85,569   BNP PARIBAS (PARIS)                                                    0.26      07/01/2009            85,569
     941,257   BRYANT BANK FUNDING LLC++(p)                                           0.29      07/15/2009           941,151
      31,375   CALCASIEU PARISH LA+/-ss                                               0.75      12/01/2027            31,375
      91,273   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss            0.60      06/01/2028            91,273
     855,688   CALYON (GRAND CAYMAN)                                                  0.25      07/01/2009           855,688
     271,449   CHEYNE FINANCE LLC+++/-####(a)(i)                                      0.00      02/25/2008             4,479
      75,657   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                              1.00      10/01/2038            75,657
     142,615   COOK COUNTY IL+/-ss                                                    0.90      11/01/2030           142,615
   4,543,704   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE $4,543,717)                                         0.10      07/01/2009         4,543,704
     798,642   DANSKE BANK A/S COPENHAGEN                                             0.30      07/01/2009           798,642
     484,890   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                           1.50      12/15/2037           484,890
     342,275   DEXIA BANK (GRAND CAYMAN)                                              0.25      07/01/2009           342,275
     456,367   DEXIA DELAWARE LLC                                                     0.36      07/06/2009           456,344
     798,642   E.ON AG++                                                              0.32      07/30/2009           798,436
     370,798   EBBETS FUNDING LLC(p)                                                  0.45      07/01/2009           370,798
     228,184   EBBETS FUNDING LLC(p)                                                  0.50      07/01/2009           228,184
     171,138   ELYSIAN FUNDING LLC++(p)                                               0.50      07/01/2009           171,138
     256,706   ELYSIAN FUNDING LLC++(p)                                               0.50      07/07/2009           256,685
     798,642   FORTIS FUNDING LLC++                                                   0.24      07/01/2009           798,642
     285,229   GDF SUEZ++                                                             0.32      07/07/2009           285,214
     783,867   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $783,868)             0.05      07/01/2009           783,867
     798,642   GOVCO INCORPORATED++(p)                                                0.15      07/01/2009           798,642
     142,615   GRAMPIAN FUNDING LLC++(p)                                              0.42      07/02/2009           142,613
      99,830   GRAMPIAN FUNDING LLC++(p)                                              0.45      07/06/2009            99,824

                  46 Wells Fargo Advantage Variable Trust Funds


                             Portfolio of Investments--June 30, 2009 (Unaudited)

VT ASSET ALLOCATION FUND

                                                                                    INTEREST     MATURITY
   PRINCIPAL   SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    385,060   GRAMPIAN FUNDING LLC++(p)                                              0.45%     07/07/2009   $       385,031
     549,607   GRYPHON FUNDING LIMITED(a)(i)                                          0.00      08/23/2009           169,334
      47,063   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                  0.80      11/01/2042            47,063
     231,036   HOUSTON TX UTILITY SYSTEM+/-ss                                         0.40      05/15/2034           231,036
      81,576   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                0.32      07/01/2029            81,576
      57,046   INDIANA MUNICIPAL POWER AGENCY+/-ss                                    0.47      01/01/2018            57,046
      99,830   IRISH LIFE & PERMANENT PLC++                                           0.60      07/02/2009            99,829
      42,784   IRISH LIFE & PERMANENT PLC++                                           0.60      07/06/2009            42,781
     199,661   IRISH LIFE & PERMANENT PLC++                                           0.60      07/07/2009           199,641
   3,407,322   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE
                  BACKED SECURITIES (MATURITY VALUE $3,407,330)                       0.08      07/01/2009         3,407,322
      85,569   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                 0.47      04/15/2025            85,569
     798,642   KBC BANK NV BRUSSELS                                                   0.35      07/01/2009           798,642
     313,752   LIBERTY STREET FUNDING CORPORATION++(p)                                0.29      07/27/2009           313,687
     713,074   MASSACHUSETTS HEFA+/-ss                                                0.25      10/01/2034           713,074
     713,074   MATCHPOINT MASTER TRUST++(p)                                           0.28      07/24/2009           712,946
     114,092   MISSISSIPPI STATE GO+/-ss                                              1.00      11/01/2028           114,092
      85,569   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                              0.32      02/01/2036            85,569
     784,381   NATIXIS                                                                0.13      07/01/2009           784,381
      57,046   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                               2.75      01/01/2018            57,046
     142,615   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                               0.37      01/01/2034           142,615
     847,188   REGENCY MARKETS #1 LLC++(p)                                            0.35      07/02/2009           847,180
     427,844   ROMULUS FUNDING CORPORATION++(p)                                       0.87      07/01/2009           427,844
     285,229   SCALDIS CAPITAL LIMITED++(p)                                           0.40      07/07/2009           285,210
     171,138   SCALDIS CAPITAL LIMITED++(p)                                           0.45      07/01/2009           171,138
     199,661   SCALDIS CAPITAL LIMITED++(p)                                           0.45      07/02/2009           199,658
     142,615   SCALDIS CAPITAL LIMITED++(p)                                           0.45      07/06/2009           142,606
     142,615   SHEFFIELD RECEIVABLES CORPORATION++(p)                                 0.29      07/30/2009           142,581
     798,642   SOCIETE GENERALE BANNON LLC                                            0.25      07/07/2009           798,642
     416,948   STARBIRD FUNDING CORPORATION++(p)                                      0.30      07/31/2009           416,844
     342,275   STRAIGHT-A FUNDING LLC++(p)                                            0.27      07/23/2009           342,219
     171,138   TICONDEROGA MASTER FUNDING LIMITED++(p)                                0.30      07/27/2009           171,101
     188,251   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                      0.40      07/01/2032           188,251
     804,347   UBS AG (STAMFORD CT)                                                   0.28      07/31/2009           804,347
     804,347   UNICREDITO ITALIANO (NEW YORK)                                         0.44      08/03/2009           804,346
      85,569   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                      0.43      12/15/2040            85,569
     256,706   VERSAILLES CP LLC++(p)                                                 0.50      07/01/2009           256,706
      99,830   VERSAILLES CP LLC++(p)                                                 0.50      07/07/2009            99,822
     468,136   VICTORIA FINANCE LLC+++/-####(a)(i)                                    0.33      05/02/2008           205,980
     470,038   VICTORIA FINANCE LLC+++/-####(a)(i)                                    0.34      08/07/2008           206,817
     741,943   VICTORIA FINANCE LLC+++/-####(a)(i)                                    0.60      04/03/2008           326,455
                                                                                                                  33,546,366
                                                                                                             ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $42,730,886)                                                        41,532,790
                                                                                                             ---------------

      SHARES                                                                          YIELD
------------                                                                        --------
SHORT-TERM INVESTMENTS: 6.20%
MUTUAL FUNDS: 2.48%
   2,677,765   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                           0.42%                        2,677,765
                                                                                                             ---------------

                  Wells Fargo Advantage Variable Trust Funds 47


Portfolio of Investments--June 30, 2009 (Unaudited)

VT ASSET ALLOCATION FUND

                                                                                    INTEREST     MATURITY
   PRINCIPAL   SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
US TREASURY BILLS: 3.72%
$  2,330,000   US TREASURY BILL###                                                    0.40%     08/06/2009   $     2,329,634
      20,000   US TREASURY BILL###                                                    0.45      08/06/2009            19,996
     110,000   US TREASURY BILL###                                                    0.23      11/05/2009           109,918
   1,545,000   US TREASURY BILL###                                                    0.31      11/05/2009         1,543,844
      10,000   US TREASURY BILL###                                                    2.30      11/05/2009             9,993
                                                                                                                   4,013,385
                                                                                                             ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $6,690,115)                                                                     6,691,150
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $166,957,844)*                                                       139.67%                           $   150,640,630
OTHER ASSETS AND LIABILITIES, NET                                          (39.67)                               (42,788,566)
                                                                           ------                            ---------------
TOTAL NET ASSETS                                                           100.00%                           $   107,852,064
                                                                           ------                            ---------------

----------
<<   All or a portion of this security is on loan. (See Note 2)

+    Non-income earning securities.

(l) Long-term security of an affiliate of the Fund with a total cost of $1,433,003.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)  Asset-backed Commercial Paper.

+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $2,677,765.

##   Zero coupon bond. Interest rate presented is yield to maturity.

#    Security pledged as collateral for futures transactions.

* Cost for federal income tax purposes is $168,628,895 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $  9,006,613
Gross unrealized depreciation                 (26,994,878)
                                             ------------
Net unrealized appreciation (depreciation)   $(17,988,265)

The accompanying notes are an integral part of these financial statements.

                  48 Wells Fargo Advantage Variable Trust Funds


                             Portfolio of Investments--June 30, 2009 (Unaudited)

VT C&B LARGE CAP VALUE FUND


      SHARES   SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
COMMON STOCKS: 69.77%
APPAREL & ACCESSORY STORES: 2.12%
       8,653   KOHL'S CORPORATION+                                                                           $       369,916
                                                                                                             ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 1.08%
       3,410   VF CORPORATION                                                                                        188,744
                                                                                                             ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 1.08%
         376   NVR INCORPORATED+<<                                                                                   188,899
                                                                                                             ---------------
BUSINESS SERVICES: 7.17%
       5,100   FISERV INCORPORATED+                                                                                  233,070
       4,450   MANPOWER INCORPORATED                                                                                 188,413
      16,780   MICROSOFT CORPORATION                                                                                 398,861
      13,680   OMNICOM GROUP INCORPORATED                                                                            432,014
                                                                                                                   1,252,358
                                                                                                             ---------------
CHEMICALS & ALLIED PRODUCTS: 9.65%
       8,410   AVERY DENNISON CORPORATION                                                                            215,969
       9,370   AVON PRODUCTS INCORPORATED                                                                            241,559
       6,160   COLGATE-PALMOLIVE COMPANY                                                                             435,758
       4,260   HENKEL KGAA ADR                                                                                       114,168
       8,624   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                       282,177
       6,990   JOHNSON & JOHNSON                                                                                     397,032
                                                                                                                   1,686,663
                                                                                                             ---------------
COMMUNICATIONS: 2.00%
      17,912   VODAFONE GROUP PLC ADR<<                                                                              349,105
                                                                                                             ---------------
DEPOSITORY INSTITUTIONS: 4.68%
      15,326   BANK OF AMERICA CORPORATION                                                                           202,303
       6,305   JPMORGAN CHASE & COMPANY                                                                              215,064
       8,490   STATE STREET CORPORATION                                                                              400,728
                                                                                                                     818,095
                                                                                                             ---------------
EATING & DRINKING PLACES: 2.91%
       5,600   DARDEN RESTAURANTS INCORPORATED                                                                       184,688
       5,621   MCDONALD'S CORPORATION                                                                                323,151
                                                                                                                     507,839
                                                                                                             ---------------
ELECTRIC, GAS & SANITARY SERVICES: 1.17%
       8,400   REPUBLIC SERVICES INCORPORATED                                                                        205,044
                                                                                                             ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 4.60%
      51,740   FLEXTRONICS INTERNATIONAL LIMITED+                                                                    212,651
      17,650   GENERAL ELECTRIC COMPANY                                                                              206,858
      12,730   MOLEX INCORPORATED CLASS A                                                                            183,057
      10,822   TYCO ELECTRONICS LIMITED ADR<<                                                                        201,181
                                                                                                                     803,747
                                                                                                             ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.46%
       6,850   ILLINOIS TOOL WORKS INCORPORATED                                                                      255,779
                                                                                                             ---------------
FOOD & KINDRED PRODUCTS: 1.76%
       5,360   DIAGEO PLC ADR                                                                                        306,860
                                                                                                             ---------------

                  Wells Fargo Advantage Variable Trust Funds 49


Portfolio of Investments--June 30, 2009 (Unaudited)

VT C&B LARGE CAP VALUE FUND


      SHARES   SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
HEALTH SERVICES: 1.47%
       8,400   CARDINAL HEALTH INCORPORATED                                                                  $       256,620
                                                                                                             ---------------
HOLDING & OTHER INVESTMENT OFFICES: 1.34%
          81   BERKSHIRE HATHAWAY INCORPORATED CLASS B+                                                              234,554
                                                                                                             ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.33%
       7,200   DIEBOLD INCORPORATED                                                                                  189,792
       9,070   DOVER CORPORATION                                                                                     300,126
       4,880   EATON CORPORATION<<                                                                                   217,697
      10,200   PITNEY BOWES INCORPORATED                                                                             223,686
                                                                                                                     931,301
                                                                                                             ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 1.82%
      12,380   WILLIS GROUP HOLDINGS LIMITED                                                                         318,537
                                                                                                             ---------------
INSURANCE CARRIERS: 2.67%
       7,010   ALLSTATE CORPORATION                                                                                  171,044
       4,100   AXIS CAPITAL HOLDINGS LIMITED                                                                         107,338
       4,700   CHUBB CORPORATION                                                                                     187,436
                                                                                                                     465,818
                                                                                                             ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
   GOODS: 5.13%
       1,790   BECTON DICKINSON & COMPANY                                                                            127,645
      28,280   BOSTON SCIENTIFIC CORPORATION+                                                                        286,759
       8,550   QUEST DIAGNOSTICS INCORPORATED                                                                        482,477
                                                                                                                     896,881
                                                                                                             ---------------
MEDICAL PRODUCTS: 0.70%
       2,320   BAXTER INTERNATIONAL INCORPORATED                                                                     122,867
                                                                                                             ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.04%
       7,000   TYCO INTERNATIONAL LIMITED                                                                            181,860
                                                                                                             ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.09%
       3,800   UNITED PARCEL SERVICE INCORPORATED CLASS B                                                            189,962
                                                                                                             ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 2.41%
      18,080   AMERICAN EXPRESS COMPANY                                                                              420,179
                                                                                                             ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 3.09%
       7,730   EXXON MOBIL CORPORATION                                                                               540,404
                                                                                                             ---------------
PRIMARY METAL INDUSTRIES: 0.75%
       4,080   HUBBELL INCORPORATED CLASS B                                                                          130,805
                                                                                                             ---------------
TRAVEL & RECREATION: 1.64%
      11,090   CARNIVAL CORPORATION                                                                                  285,789
                                                                                                             ---------------
WHOLESALE TRADE-DURABLE GOODS: 1.61%
       5,380   KIMBERLY-CLARK CORPORATION                                                                            282,075
                                                                                                             ---------------
TOTAL COMMON STOCKS (COST $15,822,002)                                                                            12,190,701
                                                                                                             ---------------

                                                                                    DIVIDEND
                                                                                      RATE
                                                                                    --------
PREFERRED STOCKS: 1.08%
       6,000   HENKEL KGaA ADR (CHEMICALS - SPECIALTY)                                0.68%                          188,400
                                                                                                             ---------------
TOTAL PREFERRED STOCKS (COST $272,826)                                                                               188,400
                                                                                                             ---------------

                  50 Wells Fargo Advantage Variable Trust Funds


                             Portfolio of Investments--June 30, 2009 (Unaudited)

VT C&B LARGE CAP VALUE FUND


      SHARES   SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
COLLATERAL FOR SECURITIES LENDING: 6.46%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.18%
      51,700   AIM STIT-LIQUID ASSETS PORTFOLIO                                                              $        51,700
      51,700   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                           51,700
      51,700   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                             51,700
      51,700   DWS MONEY MARKET SERIES INSTITUTIONAL                                                                  51,700
                                                                                                                     206,800
                                                                                                             ---------------

                                                                                    INTEREST     MATURITY
   PRINCIPAL                                                                          RATE         DATE
------------                                                                        --------   -----------
COLLATERAL INVESTED IN OTHER ASSETS: 5.28%
$     20,680   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                            0.32%     07/01/2009            20,680
       5,687   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                        0.60      07/02/2009             5,687
       1,034   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                        0.60      07/06/2009             1,034
      13,442   ALPINE SECURITIZATION CORPORATION++(p)                                 0.27      07/07/2009            13,441
      21,197   AMSTEL FUNDING CORPORATION++(p)                                        1.50      07/01/2009            21,197
      11,374   ANTALIS US FUNDING CORPORATION++(p)                                    0.28      07/06/2009            11,374
       5,170   ANTALIS US FUNDING CORPORATION++(p)                                    0.35      07/24/2009             5,169
       3,102   ASB FINANCE LIMITED (LONDON)++                                         0.30      07/08/2009             3,102
      15,510   ASB FINANCE LIMITED (LONDON)++                                         0.30      07/22/2009            15,507
      18,095   ATLANTIS ONE FUNDING CORPORATION++(p)                                  0.30      07/20/2009            18,092
      13,959   BANK OF IRELAND                                                        0.40      07/01/2009            13,959
       8,789   BANK OF IRELAND                                                        0.60      07/02/2009             8,789
      16,544   BNP PARIBAS (PARIS)                                                    0.25      07/01/2009            16,544
       5,687   BNP PARIBAS (PARIS)                                                    0.26      07/01/2009             5,687
      21,714   BRYANT BANK FUNDING LLC++(p)                                           0.29      07/15/2009            21,712
       2,068   CALCASIEU PARISH LA+/-ss                                               0.75      12/01/2027             2,068
       2,844   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss            0.60      06/01/2028             2,844
      15,510   CALYON (GRAND CAYMAN)                                                  0.25      07/01/2009            15,510
      18,095   CANCARA ASSET SECURITIZATION LIMITED++(p)                              0.35      07/22/2009            18,091
       5,382   CHEYNE FINANCE LLC+++/-####(a)(i)                                      0.00      02/25/2008                89
       4,144   CHEYNE FINANCE LLC+++/-####(a)(i)                                      0.00      05/19/2008                68
       1,369   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                              1.00      10/01/2038             1,369
       4,136   COOK COUNTY IL+/-ss                                                    0.90      11/01/2030             4,136
      60,903   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE $60,903)                                            0.10      07/01/2009            60,903
      21,197   DANSKE BANK A/S COPENHAGEN                                             0.30      07/01/2009            21,197
       9,306   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                           1.50      12/15/2037             9,306
      12,408   DEXIA BANK (GRAND CAYMAN)                                              0.25      07/01/2009            12,408
      10,340   DEXIA DELAWARE LLC                                                     0.36      07/06/2009            10,340
      18,095   E.ON AG++                                                              0.34      07/21/2009            18,092
       8,272   EBBETS FUNDING LLC(p)                                                  0.45      07/01/2009             8,272
       4,653   EBBETS FUNDING LLC(p)                                                  0.50      07/01/2009             4,653
       3,102   ELYSIAN FUNDING LLC++(p)                                               0.50      07/01/2009             3,102
       4,653   ELYSIAN FUNDING LLC++(p)                                               0.50      07/07/2009             4,653
      23,265   FORTIS FUNDING LLC++                                                   0.24      07/01/2009            23,265
       5,170   GDF SUEZ++                                                             0.32      07/07/2009             5,170
      15,510   GEMINI SECURITIZATION INCORPORATED++(p)                                0.27      07/07/2009            15,509
      10,515   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $10,515)                 0.05      07/01/2009            10,515
      21,197   GOVCO INCORPORATED++(p)                                                0.15      07/01/2009            21,197
       2,585   GRAMPIAN FUNDING LLC++(p)                                              0.42      07/02/2009             2,585
       1,810   GRAMPIAN FUNDING LLC++(p)                                              0.45      07/06/2009             1,809
       6,980   GRAMPIAN FUNDING LLC++(p)                                              0.45      07/07/2009             6,979
      19,294   GRYPHON FUNDING LIMITED(a)(i)                                          0.00      08/23/2009             5,944
         853   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                  0.80      11/01/2042               853

                  Wells Fargo Advantage Variable Trust Funds 51


Portfolio of Investments--June 30, 2009 (Unaudited)

VT C&B LARGE CAP VALUE FUND

                                                                                    INTEREST     MATURITY
   PRINCIPAL   SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      7,755   HOUSTON TX UTILITY SYSTEM+/-ss                                         0.40%     05/15/2034   $         7,755
       2,585   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                0.32      07/01/2029             2,585
       1,034   INDIANA MUNICIPAL POWER AGENCY+/-ss                                    0.47      01/01/2018             1,034
       1,810   IRISH LIFE & PERMANENT PLC++                                           0.60      07/02/2009             1,809
         776   IRISH LIFE & PERMANENT PLC++                                           0.60      07/06/2009               775
       3,619   IRISH LIFE & PERMANENT PLC++                                           0.60      07/07/2009             3,619
      45,676   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $45,676)                 0.08      07/01/2009            45,676
       1,551   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                 0.47      04/15/2025             1,551
      22,231   KBC BANK NV BRUSSELS                                                   0.35      07/01/2009            22,231
       7,238   LIBERTY STREET FUNDING CORPORATION++(p)                                0.29      07/27/2009             7,237
      16,070   LIBERTY STREET FUNDING CORPORATION++(p)                                0.30      07/20/2009            16,067
       5,170   LMA AMERICAS LLC++(p)                                                  0.33      07/21/2009             5,169
       6,204   LMA AMERICAS LLC++(p)                                                  0.33      07/28/2009             6,203
      17,190   MASSACHUSETTS HEFA+/-ss                                                0.25      10/01/2034            17,190
      12,925   MATCHPOINT MASTER TRUST++(p)                                           0.28      07/24/2009            12,923
       2,223   MISSISSIPPI STATE GO+/-ss                                              1.00      11/01/2028             2,223
      10,340   MONT BLANC CAPITAL CORPORATION++(p)                                    0.32      07/10/2009            10,339
       2,068   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                              0.32      02/01/2036             2,068
      20,163   NATIXIS                                                                0.13      07/01/2009            20,163
       1,034   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                               2.75      01/01/2018             1,034
      17,061   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                           0.32      07/20/2009            17,058
       3,361   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                               0.37      01/01/2034             3,361
      22,231   REGENCY MARKETS #1 LLC++(p)                                            0.35      07/02/2009            22,231
      18,095   ROMULUS FUNDING CORPORATION++(p)                                       0.95      07/24/2009            18,084
      12,925   SCALDIS CAPITAL LIMITED++(p)                                           0.45      07/01/2009            12,925
      12,925   SCALDIS CAPITAL LIMITED++(p)                                           0.45      07/06/2009            12,924
      18,095   SHEFFIELD RECEIVABLES CORPORATION++(p)                                 0.29      07/30/2009            18,091
      20,422   SOCIETE GENERALE BANNON LLC                                            0.25      07/07/2009            20,422
      15,510   STARBIRD FUNDING CORPORATION++(p)                                      0.33      07/17/2009            15,508
       6,725   STRAIGHT-A FUNDING LLC++(p)                                            0.27      07/23/2009             6,724
      14,476   SURREY FUNDING CORPORATION++(p)                                        0.32      07/15/2009            14,474
      11,895   TICONDEROGA MASTER FUNDING LIMITED++(p)                                0.30      07/27/2009            11,892
       7,956   TULIP FUNDING CORPORATION++(p)                                         0.31      07/20/2009             7,954
       4,653   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                      0.40      07/01/2032             4,653
      20,163   UBS AG (STAMFORD CT)                                                   0.28      07/31/2009            20,163
      20,163   UNICREDITO ITALIANO (NEW YORK)                                         0.44      08/03/2009            20,166
       1,551   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                      0.43      12/15/2040             1,551
       5,170   VERSAILLES CP LLC++(p)                                                 0.50      07/01/2009             5,170
       1,810   VERSAILLES CP LLC++(p)                                                 0.50      07/07/2009             1,809
       7,037   VICTORIA FINANCE LLC+++/-####(a)(i)                                    0.31      07/28/2008             3,096
       4,086   VICTORIA FINANCE LLC+++/-####(a)(i)                                    0.34      08/07/2008             1,798
       4,999   VICTORIA FINANCE LLC+++/-####(a)(i)                                    0.60      04/03/2008             2,200
       8,113   VICTORIA FINANCE LLC+++/-####(a)(i)                                    0.61      02/15/2008             3,570
      15,510   WESTPAC SECURITIES NZ LIMITED++                                        0.28      07/20/2009            15,508
                                                                                                                     921,884
                                                                                                             ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $1,146,612)                                                          1,128,684
                                                                                                             ---------------

                  52 Wells Fargo Advantage Variable Trust Funds


                             Portfolio of Investments--June 30, 2009 (Unaudited)

VT C&B LARGE CAP VALUE FUND


      SHARES   SECURITY NAME                                                          YIELD                       VALUE
------------   ------------------------------------------------------------------   --------                 ---------------
SHORT-TERM INVESTMENTS: 0.23%
      40,299   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                           0.42%                  $        40,299
                                                                                                             ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $40,299)                                                                           40,299
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $17,281,739)*                                                         77.54%                           $    13,548,084
OTHER ASSETS AND LIABILITIES, NET                                           22.46                                  3,924,763
                                                                           ------                            ---------------
TOTAL NET ASSETS                                                           100.00%                           $    17,472,847
                                                                           ------                            ---------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)  Asset-backed Commercial Paper.

+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $40,299.

* Cost for federal income tax purposes is $17,523,457 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $   483,735
Gross unrealized depreciation                 (4,459,108)
                                             -----------
Net unrealized appreciation (depreciation)   $(3,975,373)

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Variable Trust Funds 53


Portfolio of Investments--June 30, 2009 (Unaudited)

VT DISCOVERY FUND


      SHARES   SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
COMMON STOCKS: 99.34%
ANTHRACITE MINING: 0.04%
       3,000   LOGMEIN INCORPORATED                                                                          $        48,000
                                                                                                             ---------------
APPAREL & ACCESSORY STORES: 1.90%
      55,600   AMERICAN EAGLE OUTFITTERS INCORPORATED                                                                787,852
      66,700   URBAN OUTFITTERS INCORPORATED+<<                                                                    1,392,029
                                                                                                                   2,179,881
                                                                                                             ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 3.84%
     127,700   CARMAX INCORPORATED+<<                                                                              1,877,190
      19,200   O'REILLY AUTOMOTIVE INCORPORATED+<<                                                                   731,136
     107,514   PENSKE AUTO GROUP INCORPORATED<<                                                                    1,789,033
                                                                                                                   4,397,359
                                                                                                             ---------------
BIOPHARMACEUTICALS: 1.89%
      20,500   ALEXION PHARMACEUTICALS INCORPORATED+                                                                 842,960
      23,400   CEPHALON INCORPORATED+<<                                                                            1,325,610
                                                                                                                   2,168,570
                                                                                                             ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.53%
      16,826   WALTER INDUSTRIES INCORPORATED                                                                        609,774
                                                                                                             ---------------
BUSINESS SERVICES: 6.84%
     203,900   ACTIVISION BLIZZARD INCORPORATED+                                                                   2,575,257
      21,900   HMS HOLDINGS CORPORATION+                                                                             891,768
      31,800   MCAFEE INCORPORATED+                                                                                1,341,642
      32,700   MEDASSETS INCORPORATED+                                                                               636,015
      17,500   SHANDA INTERACTIVE ENTERTAINMENT LIMITED ADR+<<                                                       915,075
      47,200   SYBASE INCORPORATED+                                                                                1,479,248
                                                                                                                   7,839,005
                                                                                                             ---------------
CHEMICALS & ALLIED PRODUCTS: 1.77%
      48,700   LIFE TECHNOLOGIES CORPORATION+<<                                                                    2,031,764
                                                                                                             ---------------
COMMUNICATIONS: 9.42%
      26,300   ADTRAN INCORPORATED                                                                                   564,661
      39,363   EQUINIX INCORPORATED+<<                                                                             2,863,265
      53,700   GEOEYE INCORPORATED+<<                                                                              1,265,172
      68,000   NEUTRAL TANDEM INCORPORATION+                                                                       2,007,360
     166,900   SBA COMMUNICATIONS CORPORATION CLASS A+<<                                                           4,095,726
                                                                                                                  10,796,184
                                                                                                             ---------------
COMMUNICATIONS EQUIPMENT: 1.52%
      46,400   GENERAL CABLE CORPORATION+<<                                                                        1,743,712
                                                                                                             ---------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.74%
      49,029   ASIAINFO HOLDINGS INCORPORATED+<<                                                                     843,789
                                                                                                             ---------------
DEPOSITORY INSTITUTIONS: 1.00%
      86,300   HUDSON CITY BANCORP INCORPORATED                                                                    1,146,927
                                                                                                             ---------------
E-COMMERCE/SERVICES: 2.58%
      35,200   NETFLIX INCORPORATED+<<                                                                             1,455,168
      13,500   PRICELINE.COM INCORPORATED+<<                                                                       1,505,925
                                                                                                                   2,961,093
                                                                                                             ---------------

                  54 Wells Fargo Advantage Variable Trust Funds


                             Portfolio of Investments--June 30, 2009 (Unaudited)

VT DISCOVERY FUND


      SHARES   SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
EATING & DRINKING PLACES: 0.60%
      20,700   DARDEN RESTAURANTS INCORPORATED                                                               $       682,686
                                                                                                             ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 11.90%
      25,600   AMPHENOL CORPORATION CLASS A                                                                          809,984
      75,000   ARRIS GROUP INCORPORATED+                                                                             912,000
      49,500   CIENA CORPORATION+<<                                                                                  512,325
      63,544   GRAFTECH INTERNATIONAL LIMITED+                                                                       718,683
      85,931   MICROCHIP TECHNOLOGY INCORPORATED<<                                                                 1,937,744
     383,500   MICRON TECHNOLOGY INCORPORATED+<<                                                                   1,940,510
     130,200   NATIONAL SEMICONDUCTOR CORPORATION<<                                                                1,634,010
      34,800   NETLOGIC MICROSYSTEMS INCORPORATED+<<                                                               1,268,808
      29,500   SILICON LABORATORIES INCORPORATED+<<                                                                1,119,230
      87,072   SOLERA HOLDINGS INCORPORATED+                                                                       2,211,629
     101,800   TELLABS INCORPORATED+                                                                                 583,314
                                                                                                                  13,648,237
                                                                                                             ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 5.01%
      69,864   AECOM TECHNOLOGY CORPORATION+                                                                       2,235,648
      33,200   FLUOR CORPORATION                                                                                   1,702,828
      36,400   JACOBS ENGINEERING GROUP INCORPORATED+                                                              1,532,076
       7,700   MYRIAD GENETICS INCORPORATED+                                                                         274,505
                                                                                                                   5,745,057
                                                                                                             ---------------
FOOD & KINDRED PRODUCTS: 3.18%
      30,500   DIAMOND FOODS INCORPORATED                                                                            850,950
     122,700   SMART BALANCE INCORPORATED+                                                                           835,587
     155,000   TYSON FOODS INCORPORATED CLASS A                                                                    1,954,550
                                                                                                                   3,641,087
                                                                                                             ---------------
HEALTH SERVICES: 5.75%
      24,000   COVANCE INCORPORATED+                                                                               1,180,800
      53,226   EMERITUS CORPORATION+<<                                                                               703,115
      27,800   LABORATORY CORPORATION OF AMERICA HOLDINGS+<<                                                       1,884,562
      19,919   MEDNAX INCORPORATED+                                                                                  839,187
      51,700   PSYCHIATRIC SOLUTIONS INCORPORATED+                                                                 1,175,658
      95,616   SUN HEALTHCARE GROUP INCORPORATED+                                                                    806,999
                                                                                                                   6,590,321
                                                                                                             ---------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 1.15%
      55,518   FOSTER WHEELER AG+                                                                                  1,318,553
                                                                                                             ---------------
HOLDING & OTHER INVESTMENT OFFICES: 1.28%
      65,550   ASPEN INSURANCE HOLDINGS LIMITED<<                                                                  1,464,387
                                                                                                             ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.86%
     192,000   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                        1,501,440
      21,600   JOY GLOBAL INCORPORATED                                                                               771,552
      85,100   NUANCE COMMUNICATIONS INCORPORATED+<<                                                               1,028,859
      36,200   PALL CORPORATION                                                                                      961,472
      30,500   PARKER HANNIFIN CORPORATION<<                                                                       1,310,280
                                                                                                                   5,573,603
                                                                                                             ---------------
INSURANCE CARRIERS: 2.45%
      61,882   ENDURANCE SPECIALTY HOLDINGS LIMITED<<                                                              1,813,143
      13,900   EVEREST REINSURANCE GROUP LIMITED<<                                                                   994,823
                                                                                                                   2,807,966
                                                                                                             ---------------

                  Wells Fargo Advantage Variable Trust Funds 55


Portfolio of Investments--June 30, 2009 (Unaudited)

VT DISCOVERY FUND


      SHARES   SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
MEDICAL - WHOLESALE DRUG DISTRIBUTION: 1.07%
      69,200   AMERISOURCEBERGEN CORPORATION<<                                                               $     1,227,608
                                                                                                             ---------------
MEDICAL MANAGEMENT SERVICES: 0.97%
      59,500   COVENTRY HEALTH CARE INCORPORATED+                                                                  1,113,245
                                                                                                             ---------------
MEDICAL PRODUCTS: 0.99%
      28,500   ILLUMINA INCORPORATED+<<                                                                            1,109,790
       5,900   MYRIAD PHARMACEUTICALS INC+                                                                            27,435
                                                                                                                   1,137,225
                                                                                                             ---------------
MISCELLANEOUS RETAIL: 2.02%
      41,100   DICK'S SPORTING GOODS INCORPORATED+<<                                                                 706,920
      89,700   HIBBETT SPORTS INCORPORATED+<<                                                                      1,614,600
                                                                                                                   2,321,520
                                                                                                             ---------------
MOTION PICTURES: 1.56%
      79,076   DISCOVERY COMMUNICATIONS INCORPORATED+<<                                                            1,783,164
                                                                                                             ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 3.45%
      58,800   CON-WAY INCORPORATED<<                                                                              2,076,228
      39,728   J.B. HUNT TRANSPORT SERVICES INCORPORATED                                                           1,212,896
      19,700   OLD DOMINION FREIGHT LINE INCORPORATED+<<                                                             661,329
                                                                                                                   3,950,453
                                                                                                             ---------------
OIL & GAS EXTRACTION: 6.69%
      62,700   ATWOOD OCEANICS INCORPORATED+<<                                                                     1,561,857
      87,900   CONCHO RESOURCES INCORPORATED+                                                                      2,521,851
      70,700   PETROHAWK ENERGY CORPORATION+                                                                       1,576,610
      42,700   PIONEER NATURAL RESOURCES COMPANY                                                                   1,088,850
      55,569   SWIFT ENERGY COMPANY+                                                                                 925,224
                                                                                                                   7,674,392
                                                                                                             ---------------
PRIMARY METAL INDUSTRIES: 3.87%
     120,900   AK STEEL HOLDING CORPORATION                                                                        2,320,071
     143,800   STEEL DYNAMICS INCORPORATED                                                                         2,118,174
                                                                                                                   4,438,245
                                                                                                             ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.77%
      63,100   SHUTTERFLY INCORPORATED+                                                                              880,245
                                                                                                             ---------------
RENTAL AUTO/EQUIPMENT: 2.12%
     236,006   AVIS BUDGET GROUP INCORPORATED+                                                                     1,333,434
     136,800   HERTZ GLOBAL HOLDINGS INCORPORATED+<<                                                              1,093, 032
                                                                                                                   2,426,466
                                                                                                             ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 1.15%
      70,100   JARDEN CORPORATION+                                                                                 1,314,375
                                                                                                             ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.03%
      69,200   KNIGHT CAPITAL GROUP INCORPORATED CLASS A+                                                          1,179,860
                                                                                                             ---------------
TELECOMMUNICATIONS: 0.99%
     121,700   VIRGIN MEDIA INCORPORATED                                                                           1,137,895
                                                                                                             ---------------
TEXTILES - PRODUCTS: 1.00%
      74,200   ICONIX BRAND GROUP INCORPORATED+                                                                    1,141,194
                                                                                                             ---------------

                  56 Wells Fargo Advantage Variable Trust Funds


                             Portfolio of Investments--June 30, 2009 (Unaudited)

VT DISCOVERY FUND


      SHARES   SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
TRANSPORTATION EQUIPMENT: 1.31%
      52,200   AUTOLIV INCORPORATED<<                                                                        $     1,501,794
                                                                                                             ---------------
TRAVEL & RECREATION: 0.71%
      53,500   EXPEDIA INCORPORATED+<<                                                                               808,385
                                                                                                             ---------------
WHOLESALE TRADE-DURABLE GOODS: 1.40%
      47,200   BORGWARNER INCORPORATED<<                                                                           1,610,936
                                                                                                             ---------------
TOTAL COMMON STOCKS (COST $109,403,393)                                                                          113,884,957
                                                                                                             ---------------
RIGHTS: 0.00%
      90,400   SEAGATE TECHNOLOGY (COMPUTER HARDWARE)+(a)(i)                                                               0
TOTAL RIGHTS (COST $0)                                                                                                     0
                                                                                                             ---------------
COLLATERAL FOR SECURITIES LENDING: 34.39%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 6.28%
   1,798,909   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                    1,798,909
   1,798,909   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                        1,798,909
   1,798,909   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                          1,798,909
   1,798,909   DWS MONEY MARKET SERIES INSTITUTIONAL                                                               1,798,909
                                                                                                                   7,195,636
                                                                                                             ---------------

                                                                                    INTEREST     MATURITY
  PRINCIPAL                                                                           RATE         DATE
------------                                                                        --------   -----------
COLLATERAL INVESTED IN OTHER ASSETS: 28.11%
$    719,563   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                             0.32%    07/01/2009           719,563
     197,880   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                         0.60     07/02/2009           197,877
      35,978   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                         0.60     07/06/2009            35,975
     467,716   ALPINE SECURITIZATION CORPORATION++(p)                                  0.27     07/07/2009           467,695
     737,553   AMSTEL FUNDING CORPORATION++(p)                                         1.50     07/01/2009           737,553
     395,760   ANTALIS US FUNDING CORPORATION++(p)                                     0.28     07/06/2009           395,744
     179,891   ANTALIS US FUNDING CORPORATION++(p)                                     0.35     07/24/2009           179,851
     107,935   ASB FINANCE LIMITED (LONDON)++                                          0.30     07/08/2009           107,928
     539,673   ASB FINANCE LIMITED (LONDON)++                                          0.30     07/22/2009           539,578
     629,618   ATLANTIS ONE FUNDING CORPORATION++(p)                                   0.30     07/20/2009           629,518
     485,705   BANK OF IRELAND                                                         0.40     07/01/2009           485,705
     305,814   BANK OF IRELAND                                                         0.60     07/02/2009           305,814
     575,651   BNP PARIBAS (PARIS)                                                     0.25     07/01/2009           575,651
     197,880   BNP PARIBAS (PARIS)                                                     0.26     07/01/2009           197,880
     755,542   BRYANT BANK FUNDING LLC++(p)                                            0.29     07/15/2009           755,456
      71,956   CALCASIEU PARISH LA+/-ss                                                0.75     12/01/2027            71,956
      98,940   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss             0.60     06/01/2028            98,940
     539,673   CALYON (GRAND CAYMAN)                                                   0.25     07/01/2009           539,673
     629,618   CANCARA ASSET SECURITIZATION LIMITED++(p)                               0.35     07/22/2009           629,489
     235,946   CHEYNE FINANCE LLC+++/-####(a)(i)                                       0.00     02/25/2008             3,893
     181,654   CHEYNE FINANCE LLC+++/-####(a)(i)                                       0.00     05/19/2008             2,997
      47,626   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                               1.00     10/01/2038            47,626
     143,913   COOK COUNTY IL+/-ss                                                     0.90     11/01/2030           143,913
   2,119,114   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE $2,119,120)                                          0.10     07/01/2009         2,119,114
     737,553   DANSKE BANK A/S COPENHAGEN                                              0.30     07/01/2009           737,553
     323,804   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                            1.50     12/15/2037           323,804
     431,738   DEXIA BANK (GRAND CAYMAN)                                               0.25     07/01/2009           431,738
     359,782   DEXIA DELAWARE LLC                                                      0.36     07/06/2009           359,764
     629,618   E.ON AG++                                                               0.34     07/21/2009           629,499
     287,825   EBBETS FUNDING LLC(p)                                                   0.45     07/01/2009           287,825

                 Wells Fargo Advantage Variable Trust Funds 57


Portfolio of Investments--June 30, 2009 (Unaudited)

VT DISCOVERY FUND

                                                                                    INTEREST     MATURITY
   PRINCIPAL   SECURITY NAME                                                          RATE         DATE           VALUE
------------   -----------------------------------------------------------------    --------   -----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    161,902   EBBETS FUNDING LLC(p)                                                   0.50%    07/01/2009   $       161,902
     107,935   ELYSIAN FUNDING LLC++(p)                                                0.50     07/01/2009           107,935
     161,902   ELYSIAN FUNDING LLC++(p)                                                0.50     07/07/2009           161,888
     809,509   FORTIS FUNDING LLC++                                                    0.24     07/01/2009           809,509
     179,891   GDF SUEZ++                                                              0.32     07/07/2009           179,881
     539,673   GEMINI SECURITIZATION INCORPORATED++(p)                                 0.27     07/07/2009           539,648
     365,880   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $365,881)                 0.05     07/01/2009           365,880
     737,553   GOVCO INCORPORATED++(p)                                                 0.15     07/01/2009           737,553
      89,945   GRAMPIAN FUNDING LLC++(p)                                               0.42     07/02/2009            89,944
      62,962   GRAMPIAN FUNDING LLC++(p)                                               0.45     07/06/2009            62,958
     242,853   GRAMPIAN FUNDING LLC++(p)                                               0.45     07/07/2009           242,834
     845,800   GRYPHON FUNDING LIMITED(a)(i)                                           0.00     08/23/2009           260,591
      29,682   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                   0.80     11/01/2042            29,682
     269,836   HOUSTON TX UTILITY SYSTEM+/-ss                                          0.40     05/15/2034           269,836
      89,945   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                 0.32     07/01/2029            89,945
      35,978   INDIANA MUNICIPAL POWER AGENCY+/-ss                                     0.47     01/01/2018            35,978
      62,962   IRISH LIFE & PERMANENT PLC++                                            0.60     07/02/2009            62,961
      26,984   IRISH LIFE & PERMANENT PLC++                                            0.60     07/06/2009            26,981
     125,924   IRISH LIFE & PERMANENT PLC++                                            0.60     07/07/2009           125,911
   1,589,300   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,589,304)               0.08     07/01/2009         1,589,300
      53,967   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                  0.47     04/15/2025            53,967
     773,531   KBC BANK NV BRUSSELS                                                    0.35     07/01/2009           773,531
     251,847   LIBERTY STREET FUNDING CORPORATION++(p)                                 0.29     07/27/2009           251,794
     559,155   LIBERTY STREET FUNDING CORPORATION++(p)                                 0.30     07/20/2009           559,066
     179,891   LMA AMERICAS LLC++(p)                                                   0.33     07/21/2009           179,858
     215,869   LMA AMERICAS LLC++(p)                                                   0.33     07/28/2009           215,816
     598,137   MASSACHUSETTS HEFA+/-ss                                                 0.25     10/01/2034           598,137
     449,727   MATCHPOINT MASTER TRUST++(p)                                            0.28     07/24/2009           449,647
      77,353   MISSISSIPPI STATE GO+/-ss                                               1.00     11/01/2028            77,353
     359,782   MONT BLANC CAPITAL CORPORATION++(p)                                     0.32     07/10/2009           359,753
      71,956   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                               0.32     02/01/2036            71,956
     701,574   NATIXIS                                                                 0.13     07/01/2009           701,574
      35,978   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                2.75     01/01/2018            35,978
     593,640   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                            0.32     07/20/2009           593,540
     116,929   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                0.37     01/01/2034           116,929
     773,531   REGENCY MARKETS #1 LLC++(p)                                             0.35     07/02/2009           773,523
     629,618   ROMULUS FUNDING CORPORATION++(p)                                        0.95     07/24/2009           629,236
     449,727   SCALDIS CAPITAL LIMITED++(p)                                            0.45     07/01/2009           449,727
     449,727   SCALDIS CAPITAL LIMITED++(p)                                            0.45     07/06/2009           449,699
     629,618   SHEFFIELD RECEIVABLES CORPORATION++(p)                                  0.29     07/30/2009           629,471
     710,569   SOCIETE GENERALE BANNON LLC                                             0.25     07/07/2009           710,569
     539,673   STARBIRD FUNDING CORPORATION++(p)                                       0.33     07/17/2009           539,593
     233,984   STRAIGHT-A FUNDING LLC++(p)                                             0.27     07/23/2009           233,945
     503,694   SURREY FUNDING CORPORATION++(p)                                         0.32     07/15/2009           503,632
     413,875   TICONDEROGA MASTER FUNDING LIMITED++(p)                                 0.30     07/27/2009           413,785
     276,816   TULIP FUNDING CORPORATION++(p)                                          0.31     07/20/2009           276,771
     161,902   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                       0.40     07/01/2032           161,902
     701,574   UBS AG (STAMFORD CT)                                                    0.28     07/31/2009           701,574
     701,574   UNICREDITO ITALIANO (NEW YORK)                                          0.44     08/03/2009           701,575
      53,967   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                       0.43     12/15/2040            53,967
     179,891   VERSAILLES CP LLC++(p)                                                  0.50     07/01/2009           179,891
      62,962   VERSAILLES CP LLC++(p)                                                  0.50     07/07/2009            62,957
     308,485   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.31     07/28/2008           135,733
     179,138   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.34     08/07/2008            78,821

                 58 Wells Fargo Advantage Variable Trust Funds


                             Portfolio of Investments--June 30, 2009 (Unaudited)

VT DISCOVERY FUND

                                                                                    INTEREST    MATURITY
   PRINCIPAL   SECURITY NAME                                                          RATE        DATE            VALUE
------------   -----------------------------------------------------------------    --------   -----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    219,143   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.60%    04/03/2008   $        96,423
     355,675   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.61     02/15/2008           156,497
     539,673   WESTPAC SECURITIES NZ LIMITED++                                         0.28     07/20/2009           539,593
                                                                                                                  32,228,472
                                                                                                             ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $40,292,117)                                                        39,424,108
                                                                                                             ---------------

      SHARES                                                                          YIELD
------------                                                                        --------
SHORT-TERM INVESTMENTS: 1.15%
   1,321,704   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                            0.42%                       1,321,704
                                                                                                             ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,321,704)                                                                     1,321,704
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $151,017,214)*                                                       134.88%                           $   154,630,769
OTHER ASSETS AND LIABILITIES, NET                                          (34.88)                               (39,984,491)
                                                                           ------                            ---------------
TOTAL NET ASSETS                                                           100.00%                           $   114,646,278
                                                                           ------                            ---------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)  Asset-backed Commercial Paper.

+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $1,321,704.

* Cost for federal income tax purposes is $152,494,310 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $10,457,489
Gross unrealized depreciation                 (8,321,030)
                                             -----------
Net unrealized appreciation (depreciation)   $ 2,136,459

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Variable Trust Funds 59


Portfolio of Investments--June 30, 2009 (Unaudited)

VT EQUITY INCOME FUND


      SHARES   SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
COMMON STOCKS: 98.39%
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.14%
       1,000   VF CORPORATION                                                                                $        55,350
                                                                                                             ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.83%
      14,175   HOME DEPOT INCORPORATED                                                                               334,955
                                                                                                             ---------------
BUSINESS SERVICES: 2.92%
      18,850   MICROSOFT CORPORATION                                                                                 448,065
      16,325   ORACLE CORPORATION                                                                                    349,682
      24,150   SYMANTEC CORPORATION+<<                                                                               375,774
                                                                                                                   1,173,521
                                                                                                             ---------------
CHEMICALS & ALLIED PRODUCTS: 15.15%
      16,600   ABBOTT LABORATORIES                                                                                   780,864
       8,960   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                 578,726
       4,125   AMGEN INCORPORATED+                                                                                   218,378
      27,850   BRISTOL-MYERS SQUIBB COMPANY                                                                          565,634
       3,175   COLGATE-PALMOLIVE COMPANY                                                                             224,600
      18,100   E.I. DU PONT DE NEMOURS & COMPANY                                                                     463,722
      16,565   JOHNSON & JOHNSON                                                                                     940,892
      52,780   PFIZER INCORPORATED<<                                                                                 791,700
      18,190   PROCTER & GAMBLE COMPANY                                                                              929,509
      16,800   SCHERING-PLOUGH CORPORATION                                                                           422,016
       3,525   WYETH                                                                                                 160,000
                                                                                                                   6,076,041
                                                                                                             ---------------
COMMUNICATIONS: 6.64%
      59,120   AT&T INCORPORATED                                                                                   1,468,541
       2,580   TIME WARNER CABLE INCORPORATED+<<                                                                      81,709
      36,224   VERIZON COMMUNICATIONS INCORPORATED                                                                 1,113,164
                                                                                                                   2,663,414
                                                                                                             ---------------
DEPOSITORY INSTITUTIONS: 12.47%
      61,053   BANK OF AMERICA CORPORATION                                                                           805,901
      33,801   BANK OF NEW YORK MELLON CORPORATION                                                                   990,707
      50,190   CITIGROUP INCORPORATED<<                                                                              149,064
      53,195   JPMORGAN CHASE & COMPANY                                                                            1,814,481
      12,225   STATE STREET CORPORATION                                                                              577,020
      37,025   US BANCORP                                                                                            663,488
                                                                                                                   5,000,661
                                                                                                             ---------------
EATING & DRINKING PLACES: 1.56%
      10,875   MCDONALD'S CORPORATION                                                                                625,204
                                                                                                             ---------------
ELECTRIC, GAS & SANITARY SERVICES: 6.22%
      14,140   DOMINION RESOURCES INCORPORATED                                                                       472,559
       6,197   FIRSTENERGY CORPORATION                                                                               240,134
      20,050   FPL GROUP INCORPORATED                                                                              1,140,043
       7,425   MDU RESOURCES GROUP INCORPORATED                                                                      140,852
      15,310   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                          499,565
                                                                                                                   2,493,153
                                                                                                             ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 5.15%
      20,450   CISCO SYSTEMS INCORPORATED+                                                                           381,188
      18,515   EMERSON ELECTRIC COMPANY                                                                              599,886

                  60 Wells Fargo Advantage Variable Trust Funds


                             Portfolio of Investments--June 30, 2009 (Unaudited)

VT EQUITY INCOME FUND


      SHARES   SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT
   (continued)
      63,980   GENERAL ELECTRIC COMPANY                                                                      $       749,846
      22,925   NOKIA OYJ ADR                                                                                         334,247
                                                                                                                   2,065,167
                                                                                                             ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.69%
       8,020   FORTUNE BRANDS INCORPORATED                                                                           278,615
                                                                                                             ---------------
FOOD & KINDRED PRODUCTS: 2.58%
       6,600   MCCORMICK & COMPANY INCORPORATED                                                                      214,698
      14,940   PEPSICO INCORPORATED                                                                                  821,102
                                                                                                                   1,035,800
                                                                                                             ---------------
GENERAL MERCHANDISE STORES: 2.37%
      24,140   TARGET CORPORATION                                                                                    952,806
                                                                                                             ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.96%
       7,684   3M COMPANY                                                                                            461,808
      20,190   HEWLETT-PACKARD COMPANY                                                                               780,344
      30,565   INTEL CORPORATION                                                                                     505,851
       6,160   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                           643,227
                                                                                                                   2,391,230
                                                                                                             ---------------
INSURANCE CARRIERS: 5.23%
      23,925   METLIFE INCORPORATED                                                                                  717,989
       9,200   PRUDENTIAL FINANCIAL INCORPORATED                                                                     342,424
      25,275   THE TRAVELERS COMPANIES INCORPORATED                                                                1,037,286
                                                                                                                   2,097,699
                                                                                                             ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
   GOODS: 1.22%
       6,840   BECTON DICKINSON & COMPANY                                                                            487,760
                                                                                                             ---------------
MEDICAL EQUIPMENT & SUPPLIES: 1.42%
      16,300   MEDTRONIC INCORPORATED                                                                                568,707
                                                                                                             ---------------
MEDICAL PRODUCTS: 0.86%
      12,375   MERCK & COMPANY INCORPORATED<<                                                                        346,005
                                                                                                             ---------------
MISCELLANEOUS RETAIL: 2.74%
       7,000   COSTCO WHOLESALE CORPORATION<<                                                                        319,900
      24,425   CVS CAREMARK CORPORATION                                                                              778,425
                                                                                                                   1,098,325
                                                                                                             ---------------
MOTION PICTURES: 1.57%
      11,274   TIME WARNER INCORPORATED                                                                              283,992
      14,800   WALT DISNEY COMPANY                                                                                   345,284
                                                                                                                     629,276
                                                                                                             ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.38%
      16,170   AMERICAN EXPRESS COMPANY                                                                              375,791
       8,050   CAPITAL ONE FINANCIAL CORPORATION                                                                     176,134
                                                                                                                     551,925
                                                                                                             ---------------
OIL & GAS EXTRACTION: 1.83%
      12,775   CHESAPEAKE ENERGY CORPORATION                                                                         253,328
      23,175   HALLIBURTON COMPANY                                                                                   479,723
                                                                                                                     733,051
                                                                                                             ---------------

                  Wells Fargo Advantage Variable Trust Funds 61


Portfolio of Investments--June 30, 2009 (Unaudited)

VT EQUITY INCOME FUND


      SHARES   SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 13.61%
      23,300   CHEVRON CORPORATION                                                                           $     1,543,625
      26,000   CONOCOPHILLIPS                                                                                      1,093,560
      32,589   EXXON MOBIL CORPORATION                                                                             2,278,297
      17,975   MARATHON OIL CORPORATION                                                                              541,587
                                                                                                                   5,457,069
                                                                                                             ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.52%
       8,534   AMERIPRISE FINANCIAL INCORPORATED                                                                     207,120
                                                                                                             ---------------
TOBACCO PRODUCTS: 0.85%
       7,795   PHILIP MORRIS INTERNATIONAL                                                                           340,018
                                                                                                             ---------------
TRANSPORTATION EQUIPMENT: 3.48%
      21,733   HONEYWELL INTERNATIONAL INCORPORATED                                                                  682,416
      13,700   UNITED TECHNOLOGIES CORPORATION                                                                       711,852
                                                                                                                   1,394,268
                                                                                                             ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.00%
      17,815   SYSCO CORPORATION                                                                                     400,478
                                                                                                             ---------------
TOTAL COMMON STOCKS (COST $49,348,700)                                                                            39,457,618
                                                                                                             ---------------
COLLATERAL FOR SECURITIES LENDING: 5.12%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.94%
      94,443   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                       94,443
      94,443   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                           94,443
      94,443   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                             94,443
      94,443   DWS MONEY MARKET SERIES INSTITUTIONAL                                                                  94,443
                                                                                                                     377,772
                                                                                                             ---------------

                                                                                    INTEREST     MATURITY
   PRINCIPAL                                                                          RATE         DATE
------------                                                                        --------   -----------
COLLATERAL INVESTED IN OTHER ASSETS: 4.18%
$     37,777   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                             0.32%    07/01/2009            37,777
      10,389   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                         0.60     07/02/2009            10,389
       1,889   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                         0.60     07/06/2009             1,889
      24,555   ALPINE SECURITIZATION CORPORATION++(p)                                  0.27     07/07/2009            24,554
      38,722   AMSTEL FUNDING CORPORATION++(p)                                         1.50     07/01/2009            38,722
      20,778   ANTALIS US FUNDING CORPORATION++(p)                                     0.28     07/06/2009            20,777
       9,444   ANTALIS US FUNDING CORPORATION++(p)                                     0.35     07/24/2009             9,442
       5,667   ASB FINANCE LIMITED (LONDON)++                                          0.30     07/08/2009             5,666
      28,333   ASB FINANCE LIMITED (LONDON)++                                          0.30     07/22/2009            28,328
      33,055   ATLANTIS ONE FUNDING CORPORATION++(p)                                   0.30     07/20/2009            33,050
      25,500   BANK OF IRELAND                                                         0.40     07/01/2009            25,500
      16,055   BANK OF IRELAND                                                         0.60     07/02/2009            16,055
      30,222   BNP PARIBAS (PARIS)                                                     0.25     07/01/2009            30,222
      10,389   BNP PARIBAS (PARIS)                                                     0.26     07/01/2009            10,389
      39,666   BRYANT BANK FUNDING LLC++(p)                                            0.29     07/15/2009            39,662
       3,778   CALCASIEU PARISH LA+/-ss                                                0.75     12/01/2027             3,778
       5,194   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss             0.60     06/01/2028             5,194
      28,333   CALYON (GRAND CAYMAN)                                                   0.25     07/01/2009            28,333
      33,055   CANCARA ASSET SECURITIZATION LIMITED++(p)                               0.35     07/22/2009            33,048
       7,015   CHEYNE FINANCE LLC+++/-####(a)(i)                                       0.00     02/25/2008               116
       5,401   CHEYNE FINANCE LLC+++/-####(a)(i)                                       0.00     05/19/2008                89
       2,500   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                               1.00     10/01/2038             2,500
       7,555   COOK COUNTY IL+/-ss                                                     0.90     11/01/2030             7,555

                  62 Wells Fargo Advantage Variable Trust Funds


                             Portfolio of Investments--June 30, 2009 (Unaudited)

VT EQUITY INCOME FUND

                                                                                    INTEREST     MATURITY
   PRINCIPAL   SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    111,254   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
                  VALUE $111,254)                                                     0.10%     07/01/2009   $       111,254
      38,722   DANSKE BANK A/S COPENHAGEN                                             0.30      07/01/2009            38,722
      17,000   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                           1.50      12/15/2037            17,000
      22,666   DEXIA BANK (GRAND CAYMAN)                                              0.25      07/01/2009            22,666
      18,889   DEXIA DELAWARE LLC                                                     0.36      07/06/2009            18,888
      33,055   E.ON AG++                                                              0.34      07/21/2009            33,049
      15,111   EBBETS FUNDING LLC(p)                                                  0.45      07/01/2009            15,111
       8,500   EBBETS FUNDING LLC(p)                                                  0.50      07/01/2009             8,500
       5,667   ELYSIAN FUNDING LLC++(p)                                               0.50      07/01/2009             5,667
       8,500   ELYSIAN FUNDING LLC++(p)                                               0.50      07/07/2009             8,499
      42,500   FORTIS FUNDING LLC++                                                   0.24      07/01/2009            42,500
       9,444   GDF SUEZ++                                                             0.32      07/07/2009             9,444
      28,333   GEMINI SECURITIZATION INCORPORATED++(p)                                0.27      07/07/2009            28,332
      19,209   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $19,209)                 0.05      07/01/2009            19,209
      38,722   GOVCO INCORPORATED++(p)                                                0.15      07/01/2009            38,722
       4,722   GRAMPIAN FUNDING LLC++(p)                                              0.42      07/02/2009             4,722
       3,306   GRAMPIAN FUNDING LLC++(p)                                              0.45      07/06/2009             3,305
      12,750   GRAMPIAN FUNDING LLC++(p)                                              0.45      07/07/2009            12,749
      25,146   GRYPHON FUNDING LIMITED(a)(i)                                          0.00      08/23/2009             7,747
       1,558   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                  0.80      11/01/2042             1,558
      14,167   HOUSTON TX UTILITY SYSTEM+/-ss                                         0.40      05/15/2034            14,167
       4,722   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                0.32      07/01/2029             4,722
       1,889   INDIANA MUNICIPAL POWER AGENCY+/-ss                                    0.47      01/01/2018             1,889
       3,306   IRISH LIFE & PERMANENT PLC++                                           0.60      07/02/2009             3,305
       1,417   IRISH LIFE & PERMANENT PLC++                                           0.60      07/06/2009             1,417
       6,611   IRISH LIFE & PERMANENT PLC++                                           0.60      07/07/2009             6,610
      83,439   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $83,439)                 0.08      07/01/2009            83,439
       2,833   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                 0.47      04/15/2025             2,833
      40,611   KBC BANK NV BRUSSELS                                                   0.35      07/01/2009            40,611
      13,222   LIBERTY STREET FUNDING CORPORATION++(p)                                0.29      07/27/2009            13,219
      29,356   LIBERTY STREET FUNDING CORPORATION++(p)                                0.30      07/20/2009            29,351
       9,444   LMA AMERICAS LLC++(p)                                                  0.33      07/21/2009             9,443
      11,333   LMA AMERICAS LLC++(p)                                                  0.33      07/28/2009            11,330
      31,402   MASSACHUSETTS HEFA+/-ss                                                0.25      10/01/2034            31,402
      23,611   MATCHPOINT MASTER TRUST++(p)                                           0.28      07/24/2009            23,607
       4,061   MISSISSIPPI STATE GO+/-ss                                              1.00      11/01/2028             4,061
      18,889   MONT BLANC CAPITAL CORPORATION++(p)                                    0.32      07/10/2009            18,887
       3,778   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                              0.32      02/01/2036             3,778
      36,833   NATIXIS                                                                0.13      07/01/2009            36,833
       1,889   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                               2.75      01/01/2018             1,889
      31,166   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                           0.32      07/20/2009            31,161
       6,139   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                               0.37      01/01/2034             6,139
      40,611   REGENCY MARKETS #1 LLC++(p)                                            0.35      07/02/2009            40,610
      33,055   ROMULUS FUNDING CORPORATION++(p)                                       0.95      07/24/2009            33,035
      23,611   SCALDIS CAPITAL LIMITED++(p)                                           0.45      07/01/2009            23,611
      23,611   SCALDIS CAPITAL LIMITED++(p)                                           0.45      07/06/2009            23,609
      33,055   SHEFFIELD RECEIVABLES CORPORATION++(p)                                 0.29      07/30/2009            33,047
      37,305   SOCIETE GENERALE BANNON LLC                                            0.25      07/07/2009            37,305
      28,333   STARBIRD FUNDING CORPORATION++(p)                                      0.33      07/17/2009            28,329
      12,284   STRAIGHT-A FUNDING LLC++(p)                                            0.27      07/23/2009            12,282
      26,444   SURREY FUNDING CORPORATION++(p)                                        0.32      07/15/2009            26,441
      21,729   TICONDEROGA MASTER FUNDING LIMITED++(p)                                0.30      07/27/2009            21,724
      14,533   TULIP FUNDING CORPORATION++(p)                                         0.31      07/20/2009            14,531

                  Wells Fargo Advantage Variable Trust Funds 63


Portfolio of Investments--June 30, 2009 (Unaudited)

VT EQUITY INCOME FUND

                                                                                    INTEREST     MATURITY
   PRINCIPAL   SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      8,500   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                      0.40%     07/01/2032   $         8,500
      36,833   UBS AG (STAMFORD CT)                                                   0.28      07/31/2009            36,833
      36,833   UNICREDITO ITALIANO (NEW YORK)                                         0.44      08/03/2009            36,836
       2,833   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                      0.43      12/15/2040             2,833
       9,444   VERSAILLES CP LLC++(p)                                                 0.50      07/01/2009             9,444
       3,306   VERSAILLES CP LLC++(p)                                                 0.50      07/07/2009             3,305
       9,171   VICTORIA FINANCE LLC+++/-####(a)(i)                                    0.31      07/28/2008             4,035
       5,326   VICTORIA FINANCE LLC+++/-####(a)(i)                                    0.34      08/07/2008             2,343
       6,515   VICTORIA FINANCE LLC+++/-####(a)(i)                                    0.60      04/03/2008             2,867
      10,574   VICTORIA FINANCE LLC+++/-####(a)(i)                                    0.61      02/15/2008             4,653
      28,333   WESTPAC SECURITIES NZ LIMITED++                                        0.28      07/20/2009            28,329
                                                                                                                   1,675,274
                                                                                                             ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $2,120,813)                                                          2,053,046
                                                                                                             ---------------

      SHARES                                                                          YIELD
------------                                                                        --------
SHORT-TERM INVESTMENTS: 1.82%
     729,874   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                           0.42%                          729,874
TOTAL SHORT-TERM INVESTMENTS (COST $729,874)                                                                         729,874
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $52,199,387)*                                                        105.33%                           $    42,240,538
Other Assets and Liabilities, Net                                           (5.33)                                (2,137,371)
                                                                           ------                            ---------------
TOTAL NET ASSETS                                                           100.00%                           $    40,103,167
                                                                           ------                            ---------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)  Asset-backed Commercial Paper.

+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $729,874.

* Cost for federal income tax purposes is $52,368,660 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $  3,027,756
Gross unrealized depreciation                 (13,155,878)
                                             ------------
Net unrealized appreciation (depreciation)   $(10,128,122)

The accompanying notes are an integral part of these financial statements.

                  64 Wells Fargo Advantage Variable Trust Funds


                             Portfolio of Investments--June 30, 2009 (Unaudited)

VT INTERNATIONAL CORE FUND


      SHARES   SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
COMMON STOCKS: 97.21%
AUSTRALIA: 2.84%
      13,076   AMP LIMITED (INSURANCE CARRIERS)                                                              $        51,419
       3,857   ASX LIMITED (BUSINESS SERVICES)                                                                       114,964
      19,867   INSURANCE AUSTRALIA GROUP LIMITED (INSURANCE CARRIERS)                                                 56,191
       2,697   NEWCREST MINING LIMITED (METAL MINING)                                                                 66,306
       1,290   RIO TINTO LIMITED (METAL MINING)+                                                                      54,269
      10,239   SUNCORP-METWAY LIMITED (DEPOSITORY INSTITUTIONS)                                                       55,279
       2,406   WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                      83,774
                                                                                                                     482,202
                                                                                                             ---------------
BELGIUM: 1.67%
       1,639   ANHEUSER-BUSCH INBEV NA (BREWERY)                                                                      59,184
         785   COMPAGNIE NATIONALE A PORTEFEUILLE (HOLDING & OTHER INVESTMENT
                  OFFICES)                                                                                            37,883
       2,555   GROUPE BRUXELLES LAMBERT SA (INVESTMENTS & MISCELLANEOUS FINANCIAL
                  SERVICES)                                                                                          186,742
                                                                                                                     283,809
                                                                                                             ---------------
BERMUDA: 0.45%
       1,178   PARTNERRE LIMITED (INSURANCE CARRIERS)                                                                 76,511
                                                                                                             ---------------
BRAZIL: 0.28%
       2,200   USINAS SIDERURGICAS DE MINAS GERAIS SA (PRIMARY METAL INDUSTRIES)                                      47,099
                                                                                                             ---------------
CANADA: 2.09%
       1,276   BARRICK GOLD CORPORATION (METAL MINING)                                                                42,810
       2,429   BROOKFIELD ASSET MANAGEMENT INCORPORATED (HOLDING & OTHER
                  INVESTMENT OFFICES)                                                                                 41,463
       1,500   CANADIAN NATURAL RESOURCES LIMITED (OIL & GAS EXTRACTION)                                              78,911
       1,568   ENCANA CORPORATION (OIL & GAS EXTRACTION)                                                              77,743
       3,257   GOLDCORP INCORPORATED (METAL MINING)                                                                  113,210
                                                                                                                     354,137
                                                                                                             ---------------
DENMARK: 0.73%
         948   CARLSBERG A/S (FOOD & KINDRED PRODUCTS)                                                                60,808
         883   VESTAS WIND SYSTEMS A/S (MEASURING, ANALYZING & CONTROLLING
                  INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)+                                                      63,292
                                                                                                                     124,100
                                                                                                             ---------------
FINLAND: 0.83%
       2,745   NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT)                                                                          40,203
       5,364   SAMPO OYJ (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                        101,210
                                                                                                                     141,413
                                                                                                             ---------------
FRANCE: 10.22%
       2,609   ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                       153,924
       4,567   AXA SA (INSURANCE CARRIERS)                                                                            85,788
       1,997   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                              129,570
         950   CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                                                   90,698
       3,177   COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                    106,193
       1,468   COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN (RUBBER &
                  MISCELLANEOUS PLASTICS PRODUCTS)                                                                    83,622
       7,472   FRANCE TELECOM SA (COMMUNICATIONS)                                                                    169,392
         894   LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                68,226
         696   NEOPOST SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)                                                                                          62,494
       1,118   PERNOD-RICARD (FOOD & KINDRED PRODUCTS)                                                                70,374
       3,953   PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                           103,812
       1,115   PPR SA (APPAREL & ACCESSORY STORES)                                                                    90,965
       1,292   PUBLICIS GROUPE (COMMUNICATIONS)                                                                       39,385

                  Wells Fargo Advantage Variable Trust Funds 65


Portfolio of Investments--June 30, 2009 (Unaudited)

VT INTERNATIONAL CORE FUND


      SHARES   SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
FRANCE (continued)
       2,313   RENAULT SA (TRANSPORTATION EQUIPMENT)                                                         $        84,917
       2,272   SCOR REGROUPE (INSURANCE CARRIERS)                                                                     46,566
       1,305   SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                             71,188
       1,573   TECHNIP SA (OIL & GAS EXTRACTION)                                                                      76,992
       2,545   TOTAL SA (OIL & GAS EXTRACTION)                                                                       137,384
       2,652   VIVENDI SA (COMMUNICATIONS)                                                                            63,377
                                                                                                                   1,734,867
                                                                                                             ---------------
GERMANY: 13.74%
       4,023   ADIDAS-SALOMON AG (APPAREL & ACCESSORY STORES)                                                        152,944
       1,086   ALLIANZ SE (INSURANCE CARRIERS)                                                                        99,988
       1,462   BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                  58,104
       1,532   BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                    82,142
       1,641   BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE
                  STATIONS)                                                                                           61,788
       6,465   DAIMLER AG (TRANSPORTATION EQUIPMENT)                                                                 233,811
         960   DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                             58,173
       5,637   DEUTSCHE BOERSE AG (SECURITY & COMMODITY BROKERS, DEALERS,
                  EXCHANGES & SERVICES)                                                                              437,150
       5,815   DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                                             75,744
       7,013   DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                   82,641
       2,849   E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                           100,798
       7,168   FRESENIUS AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                   387,044
         792   MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                        48,554
       1,064   METRO AG (FOOD STORES)                                                                                 50,780
       1,481   MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)                                    199,848
       1,851   SAP AG (BUSINESS SERVICES)                                                                             74,447
       1,869   SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                        128,895
                                                                                                                   2,332,851
                                                                                                             ---------------
GREECE: 1.73%
      13,393   HELLENIC EXCHANGES SA HOLDING (SECURITY & COMMODITY BROKERS,
                  DEALERS, EXCHANGES  & SERVICES)                                                                    150,496
       9,384   HELLENIC TELECOMMUNICATIONS ORGANIZATION SA (COMMUNICATIONS)                                          143,492
                                                                                                                     293,988
                                                                                                             ---------------
HONG KONG: 1.11%
      12,025   CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                     120,404
       3,053   HONG KONG EXCHANGES & CLEARING LIMITED (BUSINESS SERVICES)                                             47,548
       3,000   HUTCHINSON WHAMPOA LIMITED (DIVERSIFIED OPERATIONS)                                                    19,606
                                                                                                                     187,558
                                                                                                             ---------------
INDIA: 0.45%
       2,605   ICICI BANK LIMITED ADR (DEPOSITORY INSTITUTIONS)<<                                                     76,848
                                                                                                             ---------------
IRELAND: 1.26%
      28,661   EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                            214,192
                                                                                                             ---------------
ISRAEL: 0.76%
       2,611   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR (BIOPHARMACEUTICALS)                                       128,827
                                                                                                             ---------------
ITALY: 0.43%
       3,060   ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                      72,333
                                                                                                             ---------------
JAPAN: 21.12%
      16,000   ASAHI GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE,
                  GARDEN SUPPLY & MOBILE HOME DEALERS)                                                               128,717
       3,400   CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                             111,527
       1,600   FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                             128,884
       5,800   HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                160,149

                  66 Wells Fargo Advantage Variable Trust Funds


                             Portfolio of Investments--June 30, 2009 (Unaudited)

VT INTERNATIONAL CORE FUND


      SHARES   SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
JAPAN (continued)
          18   JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                 $        56,428
      24,000   KAWASAKI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING
                  INDUSTRIES)                                                                                         66,269
          34   KDDI CORPORATION (COMMUNICATIONS)                                                                     180,703
      16,000   KUBOTA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)                                                                                         132,371
       3,900   MILLEA HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                     108,092
      10,200   MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                            189,314
      22,000   MITSUBISHI ELECTRIC CORPORATION (INDUSTRIAL & COMMERCIAL
                  MACHINERY & COMPUTER EQUIPMENT)                                                                    139,534
      11,000   MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                                       183,952
      19,400   MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY
                  INSTITUTIONS)                                                                                      120,426
      11,900   MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                              141,562
      28,800   MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                                          67,564
         200   NINTENDO COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
                  & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                            55,286
       9,000   NIPPON ELECTRIC GLASS COMPANY LIMITED (MISCELLANEOUS MANUFACTURING
                  INDUSTRIES)                                                                                        101,085
      24,200   NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS,
                  DEALERS, EXCHANGES & SERVICES)                                                                     204,482
       5,000   SHIONOGI & COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                               96,901
       4,400   SOFTBANK CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                              85,958
      17,000   SOMPO JAPAN INSURANCE INCORPORATED (INSURANCE CARRIERS)                                               113,998
          29   SONY FINANCIAL HOLDINGS INCORPORATED (INSURANCE - LIFE)                                                80,285
       2,600   T&D HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                         74,760
       3,800   TOHO COMPANY LIMITED TOKYO (MOTION PICTURES)                                                           62,127
       3,200   TOKYO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS &
                  SANITARY SERVICES)                                                                                  82,379
      23,000   TOKYO GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                          82,369
      30,000   TOSHIBA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT)                                                                                         108,995
       6,200   TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE
                  STATIONS)                                                                                          236,197
       2,600   UNI-CHARM CORPORATION (APPAREL & ACCESSORY STORES)                                                    198,910
         269   YAHOO JAPAN CORPORATION (BUSINESS SERVICES)                                                            85,864
                                                                                                                   3,585,088
                                                                                                             ---------------
LUXEMBOURG: 0.69%
       3,588   ARCELORMITTAL (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                   117,733
                                                                                                             ---------------
MEXICO: 0.54%
       5,436   GRUPO TELEVISA SA ADR (COMMUNICATIONS)                                                                 92,412
                                                                                                             ---------------
NETHERLANDS: 2.78%
       1,052   AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                            46,281
       1,935   HEINEKEN NV (BREWERY)                                                                                  71,772
       9,907   KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                           136,188
       4,461   RANDSTAD HOLDINGS NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                       123,380
       3,908   UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                  94,105
                                                                                                                     471,726
                                                                                                             ---------------
SINGAPORE: 0.58%
      12,000   DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                   97,763
                                                                                                             ---------------
SOUTH KOREA: 0.85%
          61   LOTTE CONFECTIONERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                          47,883
         206   SAMSUNG ELECTRONICS COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL
                  EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                  95,727
                                                                                                                     143,610
                                                                                                             ---------------
SPAIN: 4.24%
      12,366   BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                          148,497
       2,282   BOLSAS Y MERCADOS ESPANOLES SA (BUSINESS SERVICES)                                                     67,484
      21,869   CRITERIA CAIXACORP SA (SECURITY & COMMODITY BROKERS, DEALERS,
                  EXCHANGES & SERVICES)                                                                              100,934
       6,133   GRIFOLS SA (HEALTH SERVICES)                                                                          108,321

                  Wells Fargo Advantage Variable Trust Funds 67


Portfolio of Investments--June 30, 2009 (Unaudited)

VT INTERNATIONAL CORE FUND


      SHARES   SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
SPAIN (continued)
       2,117   INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                    $       101,480
       8,496   TELEFONICA SA (COMMUNICATIONS)                                                                        192,129
                                                                                                                     718,845
                                                                                                             ---------------
SWEDEN: 1.25%
       1,263   HENNES & MAURITZ AB CLASS B (APPAREL & OTHER FINISHED PRODUCTS
                  MADE FROM FABRICS & SIMILAR MATERIALS)                                                              63,030
      18,880   NORDEA BANK AB (DEPOSITORY INSTITUTIONS)                                                              149,530
                                                                                                                     212,560
                                                                                                             ---------------
SWITZERLAND: 8.91%
      11,368   ABB LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                      178,699
       1,688   ACTELION LIMITED (CHEMICALS & ALLIED PRODUCTS)+                                                        88,319
       2,015   CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                               91,983
       1,317   LONZA GROUP AG (CHEMICALS & ALLIED PRODUCTS)                                                          130,785
       7,671   NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                   288,894
       3,218   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                             130,432
       1,673   PARGESA HOLDING SA (HOLDING & OTHER INVESTMENT OFFICES)                                               104,394
         932   ROCHE HOLDINGS AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                      126,691
          83   SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA (BUSINESS SERVICES)                                   102,819
         536   SWATCH GROUP AG CLASS B (APPAREL & ACCESSORY STORES)                                                   85,983
       1,044   ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                     183,905
                                                                                                                   1,512,904
                                                                                                             ---------------
UNITED KINGDOM: 14.90%
      14,408   AMEC PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                  BUILDERS)                                                                                          154,787
       7,354   BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                40,954
      54,035   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                251,582
       9,177   BG GROUP PLC (OIL & GAS EXTRACTION)                                                                   153,697
       3,217   BHP BILLITON PLC (COAL MINING)                                                                         72,191
      24,976   BP PLC (OIL & GAS EXTRACTION)                                                                         196,330
       1,473   BRITISH AMERICAN TOBACCO PLC (TOBACCO PRODUCTS)                                                        40,543
       7,601   BURBERRY GROUP PLC (APPAREL & OTHER FINISHED PRODUCTS MADE FROM
                  FABRICS & SIMILAR MATERIALS)                                                                        52,897
       6,800   CADBURY PLC (FOOD & KINDRED PRODUCTS)                                                                  57,950
      21,409   COMPASS GROUP PLC (FOOD & KINDRED PRODUCTS)                                                           120,371
       5,734   DIAGEO PLC (FOOD & KINDRED PRODUCTS)                                                                   82,213
      32,181   HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                           266,044
       5,751   ICAP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                          42,671
       3,158   INTERTEK GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                          54,189
      36,097   MAN GROUP PLC (BUSINESS SERVICES)                                                                     164,798
       1,289   RECKITT BENCKISER GROUP (CHEMICALS & ALLIED PRODUCTS)                                                  58,657
      11,153   REXAM PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                     52,203
       1,229   RIO TINTO PLC (METAL MINING)+                                                                          42,184
       4,937   ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                  123,297
       8,708   SERCO GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                             60,457
       3,114   STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                                       58,404
      13,281   TESCO PLC (FOOD & KINDRED PRODUCTS)                                                                    77,261
       2,525   TULLOW OIL PLC (OIL & GAS EXTRACTION)                                                                  38,945
       4,979   UNITED UTILITIES GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                         40,711
      61,325   VODAFONE GROUP PLC (COMMUNICATIONS)                                                                   118,245
       3,494   WOLSELEY PLC (WHOLESALE TRADE-DURABLE GOODS)                                                           66,566
       3,745   XSTRATA PLC (DIVERSIFIED MINING)                                                                       40,498
                                                                                                                   2,528,645
                                                                                                             ---------------

                  68 Wells Fargo Advantage Variable Trust Funds


                             Portfolio of Investments--June 30, 2009 (Unaudited)

VT INTERNATIONAL CORE FUND


      SHARES   SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
UNITED STATES OF AMERICA: 2.76%
       1,302   AGNICO-EAGLE MINES LIMITED (METAL MINING)<<                                                   $        68,329
         991   POSCO ADR (PRIMARY METAL INDUSTRIES)<<                                                                 81,926
         796   RANDGOLD RESOURCES LIMITED ADR (METAL MINING)<<                                                        51,079
       1,463   RENAISSANCERE HOLDINGS LIMITED (INSURANCE CARRIERS)                                                    68,086
       6,723   SINA CORPORATION (BUSINESS SERVICES)+<<                                                               198,194
                                                                                                                     467,614
                                                                                                             ---------------
TOTAL COMMON STOCKS (COST $15,537,626)                                                                            16,499,635
                                                                                                             ---------------

                                                                                    DIVIDEND
                                                                                      RATE
                                                                                    --------
PREFERRED STOCKS: 1.74%
       4,238   VOLKSWAGEN AG (AUTO & TRUCK MANUFACTURERS)                             1.99%                          295,839
                                                                                                             ---------------
TOTAL PREFERRED STOCKS (COST $285,905)                                                                               295,839
                                                                                                             ---------------
COLLATERAL FOR SECURITIES LENDING: 3.09%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.57%
      24,238   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                       24,238
      24,238   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                           24,238
      24,238   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                             24,238
      24,238   DWS MONEY MARKET SERIES INSTITUTIONAL                                                                  24,238
                                                                                                                      96,952
                                                                                                             ---------------

                                                                                    INTEREST     MATURITY
   PRINCIPAL                                                                          RATE         DATE
------------                                                                        --------   -----------
COLLATERAL INVESTED IN OTHER ASSETS: 2.52%
$      9,695   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                            0.32%     07/01/2009             9,695
       2,666   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                        0.60      07/02/2009             2,666
         485   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                        0.60      07/06/2009               485
       6,302   ALPINE SECURITIZATION CORPORATION++(p)                                 0.27      07/07/2009             6,302
       9,938   AMSTEL FUNDING CORPORATION++(p)                                        1.50      07/01/2009             9,938
       5,332   ANTALIS US FUNDING CORPORATION++(p)                                    0.28      07/06/2009             5,332
       2,424   ANTALIS US FUNDING CORPORATION++(p)                                    0.35      07/24/2009             2,423
       1,454   ASB FINANCE LIMITED (LONDON)++                                         0.30      07/08/2009             1,454
       7,271   ASB FINANCE LIMITED (LONDON)++                                         0.30      07/22/2009             7,270
       8,483   ATLANTIS ONE FUNDING CORPORATION++(p)                                  0.30      07/20/2009             8,482
       6,544   BANK OF IRELAND                                                        0.40      07/01/2009             6,544
       4,121   BANK OF IRELAND                                                        0.60      07/02/2009             4,121
       7,756   BNP PARIBAS (PARIS)                                                    0.25      07/01/2009             7,756
       2,666   BNP PARIBAS (PARIS)                                                    0.26      07/01/2009             2,666
      10,180   BRYANT BANK FUNDING LLC++(p)                                           0.29      07/15/2009            10,179
         970   CALCASIEU PARISH LA+/-ss                                               0.75      12/01/2027               970
       1,333   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss            0.60      06/01/2028             1,333
       7,271   CALYON (GRAND CAYMAN)                                                  0.25      07/01/2009             7,271
       8,483   CANCARA ASSET SECURITIZATION LIMITED++(p)                              0.35      07/22/2009             8,482
         967   CHEYNE FINANCE LLC+++/-####(a)(i)                                      0.00      02/25/2008                16
         745   CHEYNE FINANCE LLC+++/-####(a)(i)                                      0.00      05/19/2008                12
         642   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                              1.00      10/01/2038               642
       1,939   COOK COUNTY IL+/-ss                                                    0.90      11/01/2030             1,939
      28,553   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE $28,553)                                            0.10      07/01/2009            28,553
       9,938   DANSKE BANK A/S COPENHAGEN                                             0.30      07/01/2009             9,938
       4,363   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                           1.50      12/15/2037             4,363
       5,817   DEXIA BANK (GRAND CAYMAN)                                              0.25      07/01/2009             5,817
       4,848   DEXIA DELAWARE LLC                                                     0.36      07/06/2009             4,847
       8,483   E.ON AG++                                                              0.34      07/21/2009             8,482

                  Wells Fargo Advantage Variable Trust Funds 69


Portfolio of Investments--June 30, 2009 (Unaudited)

VT INTERNATIONAL CORE FUND

                                                                                    INTEREST     MATURITY
   PRINCIPAL   SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      3,878   EBBETS FUNDING LLC(p)                                                  0.45%     07/01/2009   $         3,878
       2,181   EBBETS FUNDING LLC(p)                                                  0.50      07/01/2009             2,181
       1,454   ELYSIAN FUNDING LLC++(p)                                               0.50      07/01/2009             1,454
       2,181   ELYSIAN FUNDING LLC++(p)                                               0.50      07/07/2009             2,181
      10,907   FORTIS FUNDING LLC++                                                   0.24      07/01/2009            10,907
       2,424   GDF SUEZ++                                                             0.32      07/07/2009             2,424
       7,271   GEMINI SECURITIZATION INCORPORATED++(p)                                0.27      07/07/2009             7,271
       4,930   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $4,930)                  0.05      07/01/2009             4,930
       9,938   GOVCO INCORPORATED++(p)                                                0.15      07/01/2009             9,938
       1,212   GRAMPIAN FUNDING LLC++(p)                                              0.42      07/02/2009             1,212
         848   GRAMPIAN FUNDING LLC++(p)                                              0.45      07/06/2009               848
       3,272   GRAMPIAN FUNDING LLC++(p)                                              0.45      07/07/2009             3,272
       3,466   GRYPHON FUNDING LIMITED(a)(i)                                          0.00      08/23/2009             1,068
         400   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                  0.80      11/01/2042               400
       3,636   HOUSTON TX UTILITY SYSTEM+/-ss                                         0.40      05/15/2034             3,636
       1,212   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                0.32      07/01/2029             1,212
         485   INDIANA MUNICIPAL POWER AGENCY+/-ss                                    0.47      01/01/2018               485
         848   IRISH LIFE & PERMANENT PLC++                                           0.60      07/02/2009               848
         364   IRISH LIFE & PERMANENT PLC++                                           0.60      07/06/2009               364
       1,697   IRISH LIFE & PERMANENT PLC++                                           0.60      07/07/2009             1,697
      21,414   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $21,414)                 0.08      07/01/2009            21,414
         727   KANSAS CITY MO SECIAL OBLIGATION+/-ss                                  0.47      04/15/2025               727
      10,422   KBC BANK NV BRUSSELS                                                   0.35      07/01/2009            10,422
       3,393   LIBERTY STREET FUNDING CORPORATION++(p)                                0.29      07/27/2009             3,393
       7,534   LIBERTY STREET FUNDING CORPORATION++(p)                                0.30      07/20/2009             7,533
       2,424   LMA AMERICAS LLC++(p)                                                  0.33      07/21/2009             2,423
       2,909   LMA AMERICAS LLC++(p)                                                  0.33      07/28/2009             2,908
       8,059   MASSACHUSETTS HEFA+/-ss                                                0.25      10/01/2034             8,059
       6,060   MATCHPOINT MASTER TRUST++(p)                                           0.28      07/24/2009             6,058
       1,042   MISSISSIPPI STATE GO+/-ss                                              1.00      11/01/2028             1,042
       4,848   MONT BLANC CAPITAL CORPORATION++(p)                                    0.32      07/10/2009             4,847
         970   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                              0.32      02/01/2036               970
       9,453   NATIXIS                                                                0.13      07/01/2009             9,453
         485   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                               2.75      01/01/2018               485
       7,999   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                           0.32      07/20/2009             7,997
       1,575   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                               0.37      01/01/2034             1,575
      10,422   REGENCY MARKETS #1 LLC++(p)                                            0.35      07/02/2009            10,422
       8,483   ROMULUS FUNDING CORPORATION++(p)                                       0.95      07/24/2009             8,478
       6,060   SCALDIS CAPITAL LIMITED++(p)                                           0.45      07/01/2009             6,060
       6,060   SCALDIS CAPITAL LIMITED++(p)                                           0.45      07/06/2009             6,059
       8,483   SHEFFIELD RECEIVABLES CORPORATION++(p)                                 0.29      07/30/2009             8,481
       9,574   SOCIETE GENERALE BANNON LLC                                            0.25      07/07/2009             9,574
       7,271   STARBIRD FUNDING CORPORATION++(p)                                      0.33      07/17/2009             7,270
       3,153   STRAIGHT-A FUNDING LLC++(p)                                            0.27      07/23/2009             3,152
       6,787   SURREY FUNDING CORPORATION++(p)                                        0.32      07/15/2009             6,786
       5,577   TICONDEROGA MASTER FUNDING LIMITED++(p)                                0.30      07/27/2009             5,575
       3,730   TULIP FUNDING CORPORATION++(p)                                         0.31      07/20/2009             3,729
       2,181   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                      0.40      07/01/2032             2,181
       9,453   UBS AG (STAMFORD CT)                                                   0.28      07/31/2009             9,453
       9,453   UNICREDITO ITALIANO (NEW YORK)                                         0.44      08/03/2009             9,459
         727   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                      0.43      12/15/2040               727
       2,424   VERSAILLES CP LLC++(p)                                                 0.50      07/01/2009             2,424
         848   VERSAILLES CP LLC++(p)                                                 0.50      07/07/2009               848

                  70 Wells Fargo Advantage Variable Trust Funds


                             Portfolio of Investments--June 30, 2009 (Unaudited)

VT INTERNATIONAL CORE FUND

                                                                                    INTEREST     MATURITY
   PRINCIPAL   SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      1,264   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.31%    07/28/2008   $           556
         734   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.34     08/07/2008               323
         898   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.60     04/03/2008               395
       1,458   VICTORIA FINANCE LLC+++/-####(a)(i)                                     0.61     02/15/2008               641
       7,271   WESTPAC SECURITIES NZ LIMITED++                                         0.28     07/20/2009             7,270
                                                                                                                     427,353
                                                                                                             ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $526,490)                                                              524,305
                                                                                                             ---------------

      SHARES                                                                          YIELD
------------                                                                        --------
SHORT-TERM INVESTMENTS: 1.90%
     321,754   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                           0.42%                          321,754
TOTAL SHORT-TERM INVESTMENTS (COST $321,754)                                                                         321,754
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $16,671,775)*                                                        103.94%                           $    17,641,533
OTHER ASSETS AND LIABILITIES, NET                                           (3.94)                                  (669,228)
                                                                           ------                            ---------------
TOTAL NET ASSETS                                                           100.00%                           $    16,972,305
                                                                           ------                            ---------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)  Asset-backed Commercial Paper.

+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $321,754.

* Cost for federal income tax purposes is $16,789,067 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $1,471,966
Gross unrealized depreciation                  (619,500)
                                             ----------
Net unrealized appreciation (depreciation)   $  852,466

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Variable Trust Funds 71


Portfolio of Investments--June 30, 2009 (Unaudited)

VT LARGE COMPANY CORE FUND


      SHARES   SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
COMMON STOCKS: 98.49%
BIOPHARMACEUTICALS: 0.63%
       1,100   GENZYME CORPORATION+                                                                          $        61,237
                                                                                                             ---------------
BUSINESS SERVICES: 9.53%
      14,200   MICROSOFT CORPORATION                                                                                 337,534
      27,000   MONSTER WORLDWIDE INCORPORATED+<<                                                                     318,870
         900   OMNICOM GROUP INCORPORATED                                                                             28,422
      15,500   YAHOO! INCORPORATED+<<                                                                                242,730
                                                                                                                     927,556
                                                                                                             ---------------
CHEMICALS & ALLIED PRODUCTS: 2.95%
      11,600   BRISTOL-MYERS SQUIBB COMPANY                                                                          235,596
       1,000   PROCTER & GAMBLE COMPANY                                                                               51,100
                                                                                                                     286,696
                                                                                                             ---------------
COMMUNICATIONS: 1.42%
       9,800   COMCAST CORPORATION CLASS A                                                                           138,180
                                                                                                             ---------------
DEPOSITORY INSTITUTIONS: 11.80%
      24,328   BANK OF AMERICA CORPORATION                                                                           321,130
       7,000   BANK OF NEW YORK MELLON CORPORATION                                                                   205,170
       8,800   JPMORGAN CHASE & COMPANY                                                                              300,168
      19,600   WESTERN UNION COMPANY                                                                                 321,440
                                                                                                                   1,147,908
                                                                                                             ---------------
E-COMMERCE/SERVICES: 2.64%
      15,000   EBAY INCORPORATED+                                                                                    256,950
                                                                                                             ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 11.25%
      13,200   ANALOG DEVICES INCORPORATED                                                                           327,096
      17,200   CISCO SYSTEMS INCORPORATED+                                                                           320,608
      17,100   NOVELLUS SYSTEMS INCORPORATED+                                                                        285,570
       8,700   TYCO ELECTRONICS LIMITED ADR                                                                          161,733
                                                                                                                   1,095,007
                                                                                                             ---------------
FOOD & KINDRED PRODUCTS: 1.09%
       2,200   THE COCA-COLA COMPANY                                                                                 105,578
                                                                                                             ---------------
GENERAL MERCHANDISE STORES: 2.34%
       4,700   WAL-MART STORES INCORPORATED                                                                          227,668
                                                                                                             ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 7.06%
       1,000   DEERE & COMPANY                                                                                        39,950
      27,800   DELL INCORPORATED+                                                                                    381,694
      16,000   INTEL CORPORATION                                                                                     264,800
                                                                                                                     686,444
                                                                                                             ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
   GOODS: 2.04%
       5,300   COVIDIEN PUBLIC LIMITED COMPANY                                                                       198,432
                                                                                                             ---------------
MEDICAL EQUIPMENT & SUPPLIES: 1.08%
       3,000   MEDTRONIC INCORPORATED                                                                                104,670
                                                                                                             ---------------
MEDICAL PRODUCTS: 0.70%
       1,600   ZIMMER HOLDINGS INCORPORATED+                                                                          68,160
                                                                                                             ---------------

                  72 Wells Fargo Advantage Variable Trust Funds


                             Portfolio of Investments--June 30, 2009 (Unaudited)

VT LARGE COMPANY CORE FUND


      SHARES   SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 3.36%
      12,600   TYCO INTERNATIONAL LIMITED                                                                    $       327,348
                                                                                                             ---------------
MISCELLANEOUS RETAIL: 6.17%
      15,200   STAPLES INCORPORATED                                                                                  306,584
      10,000   WALGREEN COMPANY                                                                                      294,000
                                                                                                                     600,584
                                                                                                             ---------------
MOTION PICTURES: 2.88%
      12,000   WALT DISNEY COMPANY                                                                                   279,960
                                                                                                             ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.55%
       6,500   AMERICAN EXPRESS COMPANY                                                                              151,060
                                                                                                             ---------------
OIL & GAS EXTRACTION: 3.56%
       6,350   DEVON ENERGY CORPORATION                                                                              346,075
                                                                                                             ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 9.65%
       4,850   CHEVRON CORPORATION                                                                                   321,313
       8,100   CONOCOPHILLIPS                                                                                        340,686
      16,400   VALERO ENERGY CORPORATION                                                                             276,996
                                                                                                                     938,995
                                                                                                             ---------------
PRIMARY METAL INDUSTRIES: 2.49%
      23,500   ALCOA INCORPORATED<<                                                                                  242,755
                                                                                                             ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 3.81%
      12,300   MCGRAW-HILL COMPANIES INCORPORATED                                                                    370,353
                                                                                                             ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 3.37%
      11,500   MORGAN STANLEY                                                                                        327,865
                                                                                                             ---------------
TELECOMMUNICATION EQUIPMENT: 1.35%
       8,200   CORNING INCORPORATED                                                                                  131,692
                                                                                                             ---------------
TRANSPORTATION EQUIPMENT: 2.86%
      12,800   JOHNSON CONTROLS INCORPORATED                                                                         278,016
                                                                                                             ---------------
TRAVEL & RECREATION: 2.91%
      11,000   CARNIVAL CORPORATION                                                                                  283,470
                                                                                                             ---------------
TOTAL COMMON STOCKS (COST $13,461,143)                                                                             9,582,659
                                                                                                             ---------------
COLLATERAL FOR SECURITIES LENDING: 8.41%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.51%
      36,811   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                       36,811
      36,811   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                           36,811
      36,811   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                             36,811
      36,811   DWS MONEY MARKET SERIES INSTITUTIONAL                                                                  36,811
                                                                                                                     147,244
                                                                                                             ---------------

                                                                                    INTEREST     MATURITY
   PRINCIPAL                                                                          RATE         DATE
------------                                                                        --------   -----------
COLLATERAL INVESTED IN OTHER ASSETS: 6.90%
$     14,724   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                            0.32%     07/01/2009            14,724
       4,049   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                        0.60      07/02/2009             4,049
         736   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                        0.60      07/06/2009               736
       9,571   ALPINE SECURITIZATION CORPORATION++(p)                                 0.27      07/07/2009             9,570

                  Wells Fargo Advantage Variable Trust Funds 73


Portfolio of Investments--June 30, 2009 (Unaudited)

VT LARGE COMPANY CORE FUND

                                                                                    INTEREST     MATURITY
   PRINCIPAL   SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     15,093   AMSTEL FUNDING CORPORATION++(p)                                        1.50%     07/01/2009   $        15,093
       8,098   ANTALIS US FUNDING CORPORATION++(p)                                    0.28      07/06/2009             8,098
       3,681   ANTALIS US FUNDING CORPORATION++(p)                                    0.35      07/24/2009             3,680
       2,209   ASB FINANCE LIMITED (LONDON)++                                         0.30      07/08/2009             2,209
      11,043   ASB FINANCE LIMITED (LONDON)++                                         0.30      07/22/2009            11,041
      12,884   ATLANTIS ONE FUNDING CORPORATION++(p)                                  0.30      07/20/2009            12,882
       9,939   BANK OF IRELAND                                                        0.40      07/01/2009             9,939
       6,258   BANK OF IRELAND                                                        0.60      07/02/2009             6,258
      11,780   BNP PARIBAS (PARIS)                                                    0.25      07/01/2009            11,780
       4,049   BNP PARIBAS (PARIS)                                                    0.26      07/01/2009             4,049
      15,461   BRYANT BANK FUNDING LLC++(p)                                           0.29      07/15/2009            15,459
       1,472   CALCASIEU PARISH LA+/-ss                                               0.75      12/01/2027             1,472
       2,025   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss            0.60      06/01/2028             2,025
      11,043   CALYON (GRAND CAYMAN)                                                  0.25      07/01/2009            11,043
      12,884   CANCARA ASSET SECURITIZATION LIMITED++(p)                              0.35      07/22/2009            12,881
       8,442   CHEYNE FINANCE LLC+++/-####(a)(i)                                      0.00      02/25/2008               139
       6,500   CHEYNE FINANCE LLC+++/-####(a)(i)                                      0.00      05/19/2008               107
         975   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                              1.00      10/01/2038               975
       2,945   COOK COUNTY IL+/-ss                                                    0.90      11/01/2030             2,945
      43,363   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE $43,363)                                            0.10      07/01/2009            43,363
      15,093   DANSKE BANK A/S COPENHAGEN                                             0.30      07/01/2009            15,093
       6,626   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                           1.50      12/15/2037             6,626
       8,835   DEXIA BANK (GRAND CAYMAN)                                              0.25      07/01/2009             8,835
       7,362   DEXIA DELAWARE LLC                                                     0.36      07/06/2009             7,362
      12,884   E.ON AG++                                                              0.34      07/21/2009            12,881
       5,890   EBBETS FUNDING LLC(p)                                                  0.45      07/01/2009             5,890
       3,313   EBBETS FUNDING LLC(p)                                                  0.50      07/01/2009             3,313
       2,209   ELYSIAN FUNDING LLC++(p)                                               0.50      07/01/2009             2,209
       3,313   ELYSIAN FUNDING LLC++(p)                                               0.50      07/07/2009             3,313
      16,565   FORTIS FUNDING LLC++                                                   0.24      07/01/2009            16,565
       3,681   GDF SUEZ++                                                             0.32      07/07/2009             3,681
      11,043   GEMINI SECURITIZATION INCORPORATED++(p)                                0.27      07/07/2009            11,043
       7,487   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $7,487)                  0.05      07/01/2009             7,487
      15,093   GOVCO INCORPORATED++(p)                                                0.15      07/01/2009            15,093
       1,841   GRAMPIAN FUNDING LLC++(p)                                              0.42      07/02/2009             1,841
       1,288   GRAMPIAN FUNDING LLC++(p)                                              0.45      07/06/2009             1,288
       4,970   GRAMPIAN FUNDING LLC++(p)                                              0.45      07/07/2009             4,969
      30,263   GRYPHON FUNDING LIMITED(a)(i)                                          0.00      08/23/2009             9,324
         607   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                  0.80      11/01/2042               607
       5,522   HOUSTON TX UTILITY SYSTEM+/-ss                                         0.40      05/15/2034             5,522
       1,841   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                0.32      07/01/2029             1,841
         736   INDIANA MUNICIPAL POWER AGENCY+/-ss                                    0.47      01/01/2018               736
       1,288   IRISH LIFE & PERMANENT PLC++                                           0.60      07/02/2009             1,288
         552   IRISH LIFE & PERMANENT PLC++                                           0.60      07/06/2009               552
       2,577   IRISH LIFE & PERMANENT PLC++                                           0.60      07/07/2009             2,577
      32,522   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $32,522)                 0.08      07/01/2009            32,522
       1,104   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                 0.47      04/15/2025             1,104
      15,829   KBC BANK NV BRUSSELS                                                   0.35      07/01/2009            15,829
       5,154   LIBERTY STREET FUNDING CORPORATION++(p)                                0.29      07/27/2009             5,152
      11,442   LIBERTY STREET FUNDING CORPORATION++(p)                                0.30      07/20/2009            11,440
       3,681   LMA AMERICAS LLC++(p)                                                  0.33      07/21/2009             3,680
       4,417   LMA AMERICAS LLC++(p)                                                  0.33      07/28/2009             4,416
      12,240   MASSACHUSETTS HEFA+/-ss                                                0.25      10/01/2034            12,240

                  74 Wells Fargo Advantage Variable Trust Funds


                             Portfolio of Investments--June 30, 2009 (Unaudited)

VT LARGE COMPANY CORE FUND

                                                                                    INTEREST     MATURITY
   PRINCIPAL   SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      9,203   MATCHPOINT MASTER TRUST++(p)                                           0.28%     07/24/2009   $         9,201
       1,583   MISSISSIPPI STATE GO+/-ss                                              1.00      11/01/2028             1,583
       7,362   MONT BLANC CAPITAL CORPORATION++(p)                                    0.32      07/10/2009             7,362
       1,472   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                              0.32      02/01/2036             1,472
      14,356   NATIXIS                                                                0.13      07/01/2009            14,356
         736   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                               2.75      01/01/2018               736
      12,148   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                           0.32      07/20/2009            12,146
       2,393   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                               0.37      01/01/2034             2,393
      15,829   REGENCY MARKETS #1 LLC++(p)                                            0.35      07/02/2009            15,829
      12,884   ROMULUS FUNDING CORPORATION++(p)                                       0.95      07/24/2009            12,876
       9,203   SCALDIS CAPITAL LIMITED++(p)                                           0.45      07/01/2009             9,203
       9,203   SCALDIS CAPITAL LIMITED++(p)                                           0.45      07/06/2009             9,202
      12,884   SHEFFIELD RECEIVABLES CORPORATION++(p)                                 0.29      07/30/2009            12,881
      14,540   SOCIETE GENERALE BANNON LLC                                            0.25      07/07/2009            14,540
      11,043   STARBIRD FUNDING CORPORATION++(p)                                      0.33      07/17/2009            11,042
       4,788   STRAIGHT-A FUNDING LLC++(p)                                            0.27      07/23/2009             4,787
      10,307   SURREY FUNDING CORPORATION++(p)                                        0.32      07/15/2009            10,306
       8,469   TICONDEROGA MASTER FUNDING LIMITED++(p)                                0.30      07/27/2009             8,467
       5,664   TULIP FUNDING CORPORATION++(p)                                         0.31      07/20/2009             5,664
       3,313   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                      0.40      07/01/2032             3,313
      14,356   UBS AG (STAMFORD CT)                                                   0.28      07/31/2009            14,356
      14,356   UNICREDITO ITALIANO (NEW YORK)                                         0.44      08/03/2009            14,357
       1,104   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                      0.43      12/15/2040             1,104
       3,681   VERSAILLES CP LLC++(p)                                                 0.50      07/01/2009             3,681
       1,288   VERSAILLES CP LLC++(p)                                                 0.50      07/07/2009             1,288
      11,038   VICTORIA FINANCE LLC+++/-####(a)(i)                                    0.31      07/28/2008             4,857
       6,410   VICTORIA FINANCE LLC+++/-####(a)(i)                                    0.34      08/07/2008             2,820
       7,841   VICTORIA FINANCE LLC+++/-####(a)(i)                                    0.60      04/03/2008             3,450
      12,726   VICTORIA FINANCE LLC+++/-####(a)(i)                                    0.61      02/15/2008             5,600
      11,043   WESTPAC SECURITIES NZ LIMITED++                                        0.28      07/20/2009            11,042
                                                                                                                     670,750
                                                                                                             ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $839,728)                                                              817,994
                                                                                                             ---------------

      SHARES                                                                          YIELD
------------                                                                        --------
SHORT-TERM INVESTMENTS: 1.15%
     112,247   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                           0.42%                          112,247
                                                                                                             ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $112,247)                                                                         112,247
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $14,413,118)*                                                        108.05%                           $    10,512,900
OTHER ASSETS AND LIABILITIES, NET                                           (8.05)                                  (783,447)
                                                                          -------                            ---------------
TOTAL NET ASSETS                                                           100.00%                           $     9,729,453
                                                                          -------                            ---------------

                  Wells Fargo Advantage Variable Trust Funds 75


Portfolio of Investments--June 30, 2009 (Unaudited)

VT LARGE COMPANY CORE FUND

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)  Asset-backed Commercial Paper.

+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $112,247.

* Cost for federal income tax purposes is $14,475,418 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $   342,831
Gross unrealized depreciation                 (4,305,349)
                                             -----------
Net unrealized appreciation (depreciation)   $(3,962,518)

The accompanying notes are an integral part of these financial statements.

                  76 Wells Fargo Advantage Variable Trust Funds


                             Portfolio of Investments--June 30, 2009 (Unaudited)

VT LARGE COMPANY GROWTH FUND


      SHARES   SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
COMMON STOCKS: 99.29%
APPAREL & ACCESSORY STORES: 1.76%
      21,700   KOHL'S CORPORATION+                                                                           $       927,675
                                                                                                             ---------------
BIOPHARMACEUTICALS: 3.24%
      30,700   GENZYME CORPORATION+                                                                                1,709,069
                                                                                                             ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 4.69%
      31,700   FASTENAL COMPANY<<                                                                                  1,051,489
      73,400   LOWE'S COMPANIES INCORPORATED                                                                       1,424,694
                                                                                                                   2,476,183
                                                                                                             ---------------
BUSINESS SERVICES: 10.75%
      20,300   AUTOMATIC DATA PROCESSING INCORPORATED                                                                719,432
      12,700   FACTSET RESEARCH SYSTEMS INCORPORATED<<                                                               633,349
     154,370   MICROSOFT CORPORATION                                                                               3,669,375
      10,400   VISA INCORPORATED CLASS A SHARES                                                                      647,504
                                                                                                                   5,669,660
                                                                                                             ---------------
CHEMICALS & ALLIED PRODUCTS: 2.55%
      25,400   AMGEN INCORPORATED+                                                                                 1,344,676
                                                                                                             ---------------
DEPOSITORY INSTITUTIONS: 1.05%
      33,800   WESTERN UNION COMPANY                                                                                 554,320
                                                                                                             ---------------
E-COMMERCE/SERVICES: 4.67%
      20,800   AMAZON.COM INCORPORATED+<<                                                                          1,740,128
      42,100   EBAY INCORPORATED+                                                                                    721,173
                                                                                                                   2,461,301
                                                                                                             ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 13.53%
     160,600   CISCO SYSTEMS INCORPORATED+                                                                         2,993,584
      37,900   LINEAR TECHNOLOGY CORPORATION                                                                         884,965
      73,300   NOKIA OYJ ADR                                                                                       1,068,714
      48,450   QUALCOMM INCORPORATED                                                                               2,189,940
                                                                                                                   7,137,203
                                                                                                             ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 3.38%
      70,750   PAYCHEX INCORPORATED<<                                                                              1,782,900
                                                                                                             ---------------
GENERAL MERCHANDISE STORES: 6.13%
      54,000   TARGET CORPORATION                                                                                  2,131,380
      22,800   WAL-MART STORES INCORPORATED                                                                        1,104,432
                                                                                                                   3,235,812
                                                                                                             ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 9.50%
      16,000   APPLE INCORPORATED+                                                                                 2,278,880
      60,600   EMC CORPORATION                                                                                       793,860
     117,300   INTEL CORPORATION                                                                                   1,941,315
                                                                                                                   5,014,055
                                                                                                             ---------------
INFORMATION, BUSINESS SERVICES: 6.15%
       7,700   GOOGLE INCORPORATED CLASS A+                                                                        3,246,243
                                                                                                             ---------------
MEDICAL EQUIPMENT & SUPPLIES: 3.89%
      58,875   MEDTRONIC INCORPORATED                                                                              2,054,149
                                                                                                             ---------------

                  Wells Fargo Advantage Variable Trust Funds 77


Portfolio of Investments--June 30, 2009 (Unaudited)

VT LARGE COMPANY GROWTH FUND


      SHARES   SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
PERSONAL SERVICES: 0.95%
      21,900   CINTAS CORPORATION                                                                            $       500,196
                                                                                                             ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 22.33%
     176,850   CHARLES SCHWAB CORPORATION                                                                          3,101,949
       3,100   CME GROUP INCORPORATED                                                                                964,441
      20,200   FRANKLIN RESOURCES INCORPORATED                                                                     1,454,602
      32,025   GOLDMAN SACHS GROUP INCORPORATED                                                                    4,721,766
      36,900   T. ROWE PRICE GROUP INCORPORATED<<                                                                  1,537,623
                                                                                                                  11,780,381
                                                                                                             ---------------
TRANSPORTATION SERVICES: 4.72%
      24,600   C.H. ROBINSON WORLDWIDE INCORPORATED                                                                1,282,890
      36,300   EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                                 1,210,242
                                                                                                                   2,493,132
                                                                                                             ---------------
TOTAL COMMON STOCKS (COST $59,108,636)                                                                            52,386,955
                                                                                                             ---------------
COLLATERAL FOR SECURITIES LENDING: 6.56%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.14%
     150,565   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                      150,565
     150,565   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                          150,565
     150,565   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                            150,565
     150,565   DWS MONEY MARKET SERIES INSTITUTIONAL                                                                 150,565
                                                                                                                     602,260
                                                                                                             ---------------

                                                                                    INTEREST     MATURITY
   PRINCIPAL                                                                          RATE         DATE
------------                                                                        --------   -----------
COLLATERAL INVESTED IN OTHER ASSETS: 5.42%
$     60,226   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                            0.32%     07/01/2009            60,226
      16,562   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                        0.60      07/02/2009            16,562
       3,011   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                        0.60      07/06/2009             3,011
      39,147   ALPINE SECURITIZATION CORPORATION++(p)                                 0.27      07/07/2009            39,145
      61,732   AMSTEL FUNDING CORPORATION++(p)                                        1.50      07/01/2009            61,732
      33,124   ANTALIS US FUNDING CORPORATION++(p)                                    0.28      07/06/2009            33,123
      15,056   ANTALIS US FUNDING CORPORATION++(p)                                    0.35      07/24/2009            15,053
       9,034   ASB FINANCE LIMITED (LONDON)++                                         0.30      07/08/2009             9,033
      45,169   ASB FINANCE LIMITED (LONDON)++                                         0.30      07/22/2009            45,162
      52,698   ATLANTIS ONE FUNDING CORPORATION++(p)                                  0.30      07/20/2009            52,689
      40,652   BANK OF IRELAND                                                        0.40      07/01/2009            40,652
      25,596   BANK OF IRELAND                                                        0.60      07/02/2009            25,596
      48,181   BNP PARIBAS (PARIS)                                                    0.25      07/01/2009            48,181
      16,562   BNP PARIBAS (PARIS)                                                    0.26      07/01/2009            16,562
      63,237   BRYANT BANK FUNDING LLC++(p)                                           0.29      07/15/2009            63,230
       6,023   CALCASIEU PARISH LA+/-ss                                               0.75      12/01/2027             6,023
       8,281   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss            0.60      06/01/2028             8,281
      45,169   CALYON (GRAND CAYMAN)                                                  0.25      07/01/2009            45,169
      52,698   CANCARA ASSET SECURITIZATION LIMITED++(p)                              0.35      07/22/2009            52,687
      70,982   CHEYNE FINANCE LLC+++/-####(a)(i)                                      0.00      02/25/2008             1,171
      54,649   CHEYNE FINANCE LLC+++/-####(a)(i)                                      0.00      05/19/2008               902
       3,986   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                              1.00      10/01/2038             3,986
      12,045   COOK COUNTY IL+/-ss                                                    0.90      11/01/2030            12,045
     177,365   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE $177,365)                                           0.10      07/01/2009           177,365
      61,732   DANSKE BANK A/S COPENHAGEN                                             0.30      07/01/2009            61,732
      27,102   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                           1.50      12/15/2037            27,102
      36,136   DEXIA BANK (GRAND CAYMAN)                                              0.25      07/01/2009            36,136
      30,113   DEXIA DELAWARE LLC                                                     0.36      07/06/2009            30,111

                  78 Wells Fargo Advantage Variable Trust Funds


                             Portfolio of Investments--June 30, 2009 (Unaudited)

VT LARGE COMPANY GROWTH FUND

                                                                                    INTEREST     MATURITY
   PRINCIPAL   SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     52,698   E.ON AG++                                                              0.34%     07/21/2009   $        52,688
      24,090   EBBETS FUNDING LLC(p)                                                  0.45      07/01/2009            24,090
      13,551   EBBETS FUNDING LLC(p)                                                  0.50      07/01/2009            13,551
       9,034   ELYSIAN FUNDING LLC++(p)                                               0.50      07/01/2009             9,034
      13,551   ELYSIAN FUNDING LLC++(p)                                               0.50      07/07/2009            13,550
      67,754   FORTIS FUNDING LLC++                                                   0.24      07/01/2009            67,754
      15,056   GDF SUEZ++                                                             0.32      07/07/2009            15,056
      45,169   GEMINI SECURITIZATION INCORPORATED++(p)                                0.27      07/07/2009            45,167
      30,623   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $30,623)                 0.05      07/01/2009            30,623
      61,732   GOVCO INCORPORATED++(p)                                                0.15      07/01/2009            61,732
       7,528   GRAMPIAN FUNDING LLC++(p)                                              0.42      07/02/2009             7,528
       5,270   GRAMPIAN FUNDING LLC++(p)                                              0.45      07/06/2009             5,269
      20,326   GRAMPIAN FUNDING LLC++(p)                                              0.45      07/07/2009            20,325
     254,450   GRYPHON FUNDING LIMITED(a)(i)                                          0.00      08/23/2009            78,396
       2,484   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                  0.80      11/01/2042             2,484
      22,585   HOUSTON TX UTILITY SYSTEM+/-ss                                         0.40      05/15/2034            22,585
       7,528   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                0.32      07/01/2029             7,528
       3,011   INDIANA MUNICIPAL POWER AGENCY+/-ss                                    0.47      01/01/2018             3,011
       5,270   IRISH LIFE & PERMANENT PLC++                                           0.60      07/02/2009             5,270
       2,258   IRISH LIFE & PERMANENT PLC++                                           0.60      07/06/2009             2,258
      10,540   IRISH LIFE & PERMANENT PLC++                                           0.60      07/07/2009            10,538
     133,021   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $133,021)                0.08      07/01/2009           133,021
       4,517   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                 0.47      04/15/2025             4,517
      64,743   KBC BANK NV BRUSSELS                                                   0.35      07/01/2009            64,743
      21,079   LIBERTY STREET FUNDING CORPORATION++(p)                                0.29      07/27/2009            21,075
      46,800   LIBERTY STREET FUNDING CORPORATION++(p)                                0.30      07/20/2009            46,793
      15,056   LMA AMERICAS LLC++(p)                                                  0.33      07/21/2009            15,054
      18,068   LMA AMERICAS LLC++(p)                                                  0.33      07/28/2009            18,063
      50,063   MASSACHUSETTS HEFA+/-ss                                                0.25      10/01/2034            50,063
      37,641   MATCHPOINT MASTER TRUST++(p)                                           0.28      07/24/2009            37,634
       6,474   MISSISSIPPI STATE GO+/-ss                                              1.00      11/01/2028             6,474
      30,113   MONT BLANC CAPITAL CORPORATION++(p)                                    0.32      07/10/2009            30,111
       6,023   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                              0.32      02/01/2036             6,023
      58,720   NATIXIS                                                                0.13      07/01/2009            58,720
       3,011   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                               2.75      01/01/2018             3,011
      49,686   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                           0.32      07/20/2009            49,678
       9,787   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                               0.37      01/01/2034             9,787
      64,743   REGENCY MARKETS #1 LLC++(p)                                            0.35      07/02/2009            64,742
      52,698   ROMULUS FUNDING CORPORATION++(p)                                       0.95      07/24/2009            52,666
      37,641   SCALDIS CAPITAL LIMITED++(p)                                           0.45      07/01/2009            37,641
      37,641   SCALDIS CAPITAL LIMITED++(p)                                           0.45      07/06/2009            37,639
      52,698   SHEFFIELD RECEIVABLES CORPORATION++(p)                                 0.29      07/30/2009            52,685
      59,473   SOCIETE GENERALE BANNON LLC                                            0.25      07/07/2009            59,473
      45,169   STARBIRD FUNDING CORPORATION++(p)                                      0.33      07/17/2009            45,163
      19,584   STRAIGHT-A FUNDING LLC++(p)                                            0.27      07/23/2009            19,581
      42,158   SURREY FUNDING CORPORATION++                                           0.32      07/15/2009            42,153
      34,640   TICONDEROGA MASTER FUNDING LIMITED++(p)                                0.30      07/27/2009            34,633
      23,169   TULIP FUNDING CORPORATION++(p)                                         0.31      07/20/2009            23,165
      13,551   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                      0.40      07/01/2032            13,551
      58,720   UBS AG (STAMFORD CT)                                                   0.28      07/31/2009            58,720
      58,720   UNICREDITO ITALIANO (NEW YORK)                                         0.44      08/03/2009            58,720
       4,517   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                      0.43      12/15/2040             4,517
      15,056   VERSAILLES CP LLC++(p)                                                 0.50      07/01/2009            15,056

                  Wells Fargo Advantage Variable Trust Funds 79


Portfolio of Investments--June 30, 2009 (Unaudited)

VT LARGE COMPANY GROWTH FUND

                                                                                    INTEREST     MATURITY
   PRINCIPAL   SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      5,270   VERSAILLES CP LLC++(p)                                                 0.50%     07/07/2009   $         5,269
      92,805   VICTORIA FINANCE LLC+++/-####(a)(i)                                    0.31      07/28/2008            40,834
      53,892   VICTORIA FINANCe LLC+++/-####(a)(i)                                    0.34      08/07/2008            23,712
      65,927   VICTORIA FINANCE LLC+++/-####(a)(i)                                    0.60      04/03/2008            29,008
     107,001   VICTORIA FINANCE LLC+++/-####(a)(i)                                    0.61      02/15/2008            47,080
      45,169   WESTPAC SECURITIES NZ LIMITED++                                        0.28      07/20/2009            45,163
                                                                                                                   2,857,042
                                                                                                             ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $3,597,399)                                                          3,459,302
                                                                                                             ---------------

      SHARES                                                                          YIELD
------------                                                                        --------
SHORT-TERM INVESTMENTS: 0.62%
     328,112   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                           0.42%                          328,112
TOTAL SHORT-TERM INVESTMENTS (COST $328,112)                                                                         328,112
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $63,034,147)*                                                        106.47%                           $    56,174,369
OTHER ASSETS AND LIABILITIES, NET                                           (6.47)                                (3,414,848)
                                                                           ------                            ---------------
TOTAL NET ASSETS                                                           100.00%                           $    52,759,521
                                                                           ------                            ---------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)  Asset-backed Commercial Paper.

+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $328,112.

* Cost for federal income tax purposes is $64,147,044 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $  3,567,271
Gross unrealized depreciation                 (11,539,946)
                                             ------------
Net unrealized appreciation (depreciation)   $ (7,972,675)

The accompanying notes are an integral part of these financial statements.

                  80 Wells Fargo Advantage Variable Trust Funds


                             Portfolio of Investments--June 30, 2009 (Unaudited)

VT MONEY MARKET FUND

                                                                                    INTEREST     MATURITY
   PRINCIPAL   SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
CERTIFICATES OF DEPOSIT: 6.68%
$    350,000   BANCO BILBAO VIZCAYA ARGENTARIA (NEW YORK)                             0.45%     10/01/2009   $       350,000
   1,000,000   BANK OF SCOTLAND PLC (NEW YORK)+/-                                     1.33      08/14/2009         1,000,000
     300,000   BARCLAYS BANK PLC (NEW YORK)+/-                                        1.11      04/07/2010           300,000
     300,000   BARCLAYS BANK PLC (NEW YORK)+/-                                        1.47      11/04/2009           300,000
     700,000   LLOYDS TSB BANK PLC (NEW YORK)                                         1.49      07/09/2009           700,055
     250,000   NATIONAL AUSTRALIA BANK (NEW YORK)                                     0.57      07/09/2009           250,000
     400,000   RABOBANK NEDERLAND NV (NEW YORK)                                       0.75      11/09/2009           400,000
     250,000   UNICREDITO ITALIANO (NEW YORK)+/-ss                                    0.72      10/14/2009           250,000
TOTAL CERTIFICATES OF DEPOSIT (COST $3,550,055)                                                                    3,550,055
                                                                                                             ---------------
COMMERCIAL PAPER: 60.54%
     300,000   ALLIED IRISH BANKS NA++                                                1.66      07/08/2009           299,903
   1,000,000   AMSTEL FUNDING CORPORATION++(p)                                        1.90      07/17/2009           999,156
   1,000,000   ANTALIS US FUNDING CORPORATION++(p)                                    0.40      07/06/2009           999,944
     250,000   ANZ NATIONAL INTERNATIONAL LIMITED++                                   0.57      09/08/2009           249,727
     350,000   ASB FINANCE LIMITED (LONDON)++                                         1.58      07/22/2009           349,677
     250,000   ASB FINANCE LIMITED (LONDON)++                                         0.40      08/10/2009           249,889
     250,000   ATLANTIC ASSET SECURITIZATION CORPORATION++(p)                         0.47      07/09/2009           249,974
     250,000   ATLANTIC ASSET SECURITIZATION CORPORATION++(p)                         0.37      09/04/2009           249,833
     250,000   ATLANTIC ASSET SECURITIZATION CORPORATION++(p)                         1.10      09/18/2009           249,397
     250,000   ATLANTIS ONE FUNDING++(p)                                              0.55      07/08/2009           249,973
     250,000   ATLANTIS ONE FUNDING++(p)                                              0.47      07/21/2009           249,935
     250,000   ATLANTIS ONE FUNDING++(p)                                              0.47      07/22/2009           249,931
     350,000   ATLANTIS ONE FUNDING++(p)                                              0.35      08/27/2009           349,806
     250,000   BASF SE CORPORATION++                                                  0.60      12/17/2009           249,296
     250,000   BASF SE CORPORATION++                                                  0.55      01/14/2010           249,248
     250,000   BRYANT PARK FUNDING LLC++(p)                                           0.29      07/15/2009           249,972
   1,000,000   CANCARA ASSET SECURITIZATION LLC++(p)                                  0.90      07/17/2009           999,600
     250,000   CHARTA LLC++(p)                                                        0.42      09/18/2009           249,770
     500,000   CIESCO LLC++(p)                                                        0.40      09/14/2009           499,583
     500,000   CIESCO LLC++(p)                                                        0.40      09/23/2009           499,533
     250,000   CONCORD MINUTEMEN CAPITAL COMPANY++(p)                                 1.25      07/15/2009           249,878
     500,000   CONCORD MINUTEMEN CAPITAL COMPANY++(p)                                 1.15      07/30/2009           499,537
     250,000   CRC FUNDING LLC++(p)                                                   0.40      08/17/2009           249,869
     250,000   DANSKE CORPORATION++                                                   0.35      09/03/2009           249,844
     600,000   DNB NOR BANK ASA++                                                     1.73      07/06/2009           599,856
     250,000   DNB NOR BANK ASA++                                                     0.75      09/09/2009           249,635
     250,000   E.ON AG++                                                              0.67      09/22/2009           249,614
     500,000   E.ON AG++                                                              0.67      10/01/2009           499,144
     500,000   EBBETS FUNDING LLC++(p)                                                0.80      09/28/2009           499,011
     500,000   EKSPORTFINANS ASA++                                                    1.50      09/02/2009           498,688
     500,000   ENTERPRISE FUNDING LLC++(p)                                            0.36      09/14/2009           499,625
   1,000,000   FORTIS FUNDING LLC++                                                   0.24      07/01/2009         1,000,000
     250,000   GDF SUEZ++                                                             0.30      08/27/2009           249,881
     250,000   GEMINI SECURITIZATION CORPORATION LLC++(p)                             0.60      07/07/2009           249,975
     250,000   GEMINI SECURITIZATION CORPORATION LLC++(p)                             0.53      07/22/2009           249,923
     250,000   GEMINI SECURITIZATION CORPORATION LLC++(p)                             0.52      07/28/2009           249,903
     500,000   GOVCO LLC++(p)                                                         0.40      08/27/2009           499,683
     250,000   GOVCO LLC++(p)                                                         0.40      09/11/2009           249,800
     250,000   GRAMPIAN FUNDING LLC++(p)                                              1.22      07/23/2009           249,814
     350,000   GRAMPIAN FUNDING LLC++(p)                                              0.91      08/18/2009           349,575
     400,000   GRAMPIAN FUNDING LLC++(p)                                              0.80      08/20/2009           399,556
     250,000   ICICI BANK LIMITED                                                     1.33      07/16/2009           249,861
     100,000   ING USA FUNDING LLC                                                    1.71      07/01/2009           100,000
     250,000   ING USA FUNDING LLC                                                    0.75      07/07/2009           249,969

                  Wells Fargo Advantage Variable Trust Funds 81


Portfolio of Investments--June 30, 2009 (Unaudited)

VT MONEY MARKET FUND

                                                                                    INTEREST     MATURITY
   PRINCIPAL   SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
COMMERCIAL PAPER (continued)
$    300,000   ING USA FUNDING LLC                                                    0.37%     08/28/2009   $       299,821
   1,000,000   LEXINGTON PARKER CAPITAL++(p)                                          0.50      07/02/2009           999,986
     500,000   LMA AMERICAS LLC++(p)                                                  0.50      07/23/2009           499,847
     500,000   METLIFE SHORT TERM FUND++                                              0.90      09/17/2009           499,025
     250,000   METLIFE SHORT TERM FUND++                                              0.90      07/24/2009           249,856
     500,000   MONT BLANC CAPITAL CORPORATION++(p)                                    0.50      08/17/2009           499,674
     250,000   NATIONAL AUSTRALIA FUNDING DELAWARE INCORPORATED++                     0.90      10/23/2009           249,288
     400,000   NATIONWIDE BUILDING SOCIETY++                                          0.65      08/26/2009           399,596
     400,000   NATIONWIDE BUILDING SOCIETY++                                          0.56      09/18/2009           399,508
     250,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                           1.10      07/21/2009           249,847
     250,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                           0.95      07/24/2009           249,848
     250,000   OLD LINE FUNDING LLC++(p)                                              0.36      09/21/2009           249,795
     250,000   PRUDENTIAL PLC++                                                       1.80      07/15/2009           249,825
     300,000   PRUDENTIAL PLC++                                                       0.75      09/15/2009           299,525
     250,000   RANGER FUNDING COMPANY LLC++(p)                                        0.30      08/06/2009           249,925
     250,000   RANGER FUNDING COMPANY LLC++(p)                                        0.50      08/07/2009           249,872
     250,000   RANGER FUNDING COMPANY LLC++(p)                                        0.52      08/10/2009           249,856
     250,000   RANGER FUNDING COMPANY LLC++(p)                                        0.33      09/02/2009           249,856
     300,000   ROMULUS FUNDING CORPORATION++(p)                                       0.95      07/10/2009           299,929
     250,000   SALISBURY RECEIVABLES COMPANY++(p)                                     0.28      07/13/2009           249,977
     250,000   SAN PAOLO IMI US FINANCIAL COMPANY                                     0.82      07/02/2009           249,994
   1,000,000   SOCIETE GENERALE NORTH AMERICA                                         1.15      07/01/2009         1,000,000
     250,000   STADSHYPOTEK DELAWARE++                                                0.40      09/02/2009           249,825
     750,000   STADSHYPOTEK DELAWARE++                                                0.43      09/30/2009           749,185
     250,000   STARBIRD FUNDING CORPORATION++(p)                                      0.80      07/21/2009           249,889
     250,000   STRAIGHT-A FUNDING LLC++(p)                                            0.39      08/24/2009           249,854
     300,000   STRAIGHT-A FUNDING LLC++(p)                                            0.39      08/25/2009           299,821
     250,000   STRAIGHT-A FUNDING LLC++(p)                                            0.37      09/02/2009           249,838
     400,000   SWEDBANK AB++                                                          0.55      12/15/2009           398,979
     250,000   SWEDBANK AB++                                                          0.56      12/17/2009           249,343
     250,000   SWEDBANK AB++                                                          0.55      12/22/2009           249,335
     200,000   SWEDISH EXPORT CREDIT CORPORATION                                      0.85      07/01/2009           200,000
     250,000   THAMES ASSET GLOBAL SECURITIZATION INCORPORATED++(p)                   0.45      07/09/2009           249,975
     300,000   THAMES ASSET GLOBAL SECURITIZATION INCORPORATED++(p)                   0.55      07/30/2009           299,867
     250,000   TULIP FUNDING CORPORATION++(p)                                         0.60      07/09/2009           249,967
     250,000   UBS FINANCE DELAWARE LLC                                               1.25      07/07/2009           249,948
     300,000   UBS FINANCE DELAWARE LLC                                               0.42      07/14/2009           299,955
     300,000   UBS FINANCE DELAWARE LLC                                               0.48      07/28/2009           299,892
     250,000   UNICREDIT BANK IRELAND PLC++                                           1.25      07/16/2009           249,870
     400,000   WESTPAC SECURITIES NZ LIMITED++                                        1.40      07/20/2009           399,704
     250,000   WESTPAC SECURITIES NZ LIMITED++                                        1.12      07/02/2009           249,992
     350,000   WESTPAC SECURITIES NZ LIMITED++                                        0.80      07/14/2009           349,899
     250,000   WINDMILL FUNDING CORPORATION++(p)                                      0.85      07/13/2009           249,929
     500,000   WINDMILL FUNDING CORPORATION++(p)                                      0.40      10/06/2009           499,461
     250,000   YORKTOWN CAPITAL LLC++(p)                                              0.50      08/03/2009           249,885
     250,000   YORKTOWN CAPITAL LLC++(p)                                              0.36      08/24/2009           249,865
TOTAL COMMERCIAL PAPER (COST $32,175,916)                                                                         32,175,916
                                                                                                             ---------------
CORPORATE BONDS & NOTES: 7.80%
     500,000   BANK OF AMERICA NA+/-                                                  0.97      02/05/2010           500,000
   1,000,000   BANK OF IRELAND+/-++                                                   1.48      10/02/2009         1,000,000
     300,000   BASF FINANCE EUROPE NV+/-++                                            1.12      11/20/2009           300,000
     250,000   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE+/-++           0.96      09/10/2009           250,000
     250,000   COMMONWEALTH BANK (AUSTRALIA)+/-++                                     1.40      10/02/2009           250,000
      95,000   GBG LLC+/-ss++                                                         0.55      09/01/2027            95,000
     250,000   IBM INTERNATIONAL GROUP CAPITAL LLC+/-++                               0.88      09/25/2009           250,000

                  82 Wells Fargo Advantage Variable Trust Funds


                             Portfolio of Investments--June 30, 2009 (Unaudited)

VT MONEY MARKET FUND

                                                                                    INTEREST     MATURITY
   PRINCIPAL   SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
CORPORATE BONDS & NOTES (continued)
$    100,000   LTF REAL ESTATE VRDN I LLC+/-ss++                                      0.80%     06/01/2033   $       100,000
     500,000   RABOBANK NEDERLAND NV+/-++                                             1.18      10/09/2009           500,000
     250,000   ROYAL BANK OF CANADA+/-++                                              1.18      10/15/2009           250,000
     400,000   ROYAL BANK OF SCOTLAND GROUP PLC+/-++                                  1.03      10/09/2009           400,000
     250,000   SVENSKA HANDELSBANKEN AB+/-++(i)                                       1.46      08/25/2009           250,000
TOTAL CORPORATE BONDS & NOTES (COST $4,145,000)                                                                    4,145,000
                                                                                                             ---------------
MEDIUM TERM NOTES: 1.75%
     183,000   BEAR STEARNS COMPANY LLC+/-                                            1.39      07/16/2009           183,049
     500,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                                0.36      10/09/2009           500,000
     250,000   ING USA GLOBAL FUNDING TRUST+/-(i)                                     1.08      10/19/2009           250,000
TOTAL MEDIUM TERM NOTES (COST $933,049)                                                                              933,049
                                                                                                             ---------------
MUNICIPAL BONDS & NOTES: 5.76%
     200,000   CALIFORNIA SERIES H (HFFA REVENUE, BANK OF AMERICA NA LOC)+/-ss        0.24      07/01/2035           200,000
     150,000   CALIFORNIA SERIES J (HFFA REVENUE, BANK OF AMERICA NA LOC)+/-ss        0.24      07/01/2033           150,000
     200,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G6 (WATER REVENUE,
                  FIRST SECURITY BANK LOC)+/-ss                                       0.60      05/01/2017           200,000
     400,000   CALIFORNIA STATEWIDE CDA OAKMONT SENIOR LIVING SERIES Y
                  (MFHR, FNMA INSURED)+/-ss                                           0.30      08/01/2031           400,000
     400,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE MUNICIPAL
                  BUILDING FUND (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss          0.32      07/01/2034           400,000
     300,000   COLORADO HOUSING & FINANCE AUTHORITY SINGLE TAXABLE CLASS I
                  SERIES A-2 (HOUSING REVENUE, DEXIA INSURED)+/-ss                    1.65      05/01/2038           300,000
     250,000   DENVER CO CITY & COUNTY SCHOOL DISTRICT #1 SERIES A
                  (LEASE REVENUE, FIRST SECURITY BANK LOC)+/-ss                       1.50      12/15/2037           250,000
     300,000   LOS ANGELES CA COMMUNITY RDA ACADEMY VILLAGE APARTMENTS SERIES A
                  (MFHR, FHLMC INSURED)+/-ss                                          0.24      10/01/2019           300,000
     460,000   MISSISSIPPI STATE TAXABLE NISSAN PROJECT A
                  (GO UNLIMITED, BANK OF AMERICA NA LOC)+/-ss                         0.70      11/01/2028           459,980
     100,000   NEW JERSEY TURNPIKE AUTHORITY TURNPIKE REVENUE SERIES 1991 D
                  (TOLL ROAD REVENUE, SOCIETE GENERALE LOC)+/-ss                      2.75      01/01/2018           100,000
     200,000   PALM BEACH COUNTY FL PINE CREST PREPARATORY SCHOOL PROJECT
                  (PRIVATE SCHOOL REVENUE, BANK OF AMERICA NA LOC)+/-ss               0.32      06/01/2032           200,000
     100,000   TEXAS STATE TAXABLE PRODUCT DEVELOPMENT PROGRAM SERIES A
                  (OTHER REVENUE, NATIONAL AUSTRALIA BANK NA LOC)+/-ss                0.42      06/01/2045           100,000
TOTAL MUNICIPAL BONDS & NOTES (COST $3,059,980)                                                                    3,059,980
                                                                                                             ---------------
SECURED MASTER NOTE AGREEMENT: 2.34%
     808,000   BANK OF AMERICA SECURITIES LLC+/-ss++                                  0.38      09/09/2034           808,000
     437,000   CITIGROUP GLOBAL MARKETS INCORPORATED+/-ss++                           0.74      09/09/2049           437,000
TOTAL SECURED MASTER NOTE AGREEMENT (COST $1,245,000)                                                              1,245,000
                                                                                                             ---------------
REPURCHASE AGREEMENTS: 5.19%
   2,756,683   BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $2,756,689)                              0.08      07/01/2009         2,756,683
TOTAL REPURCHASE AGREEMENTS (COST $2,756,683)                                                                      2,756,683
                                                                                                             ---------------
TIME DEPOSITS: 11.29%
   1,000,000   BANK OF IRELAND                                                        0.60      07/02/2009         1,000,000
   1,000,000   BNP PARIBAS PARIS                                                      0.25      07/01/2009         1,000,000
   1,000,000   CALYON GRAND CAYMAN                                                    0.25      07/01/2009         1,000,000
   1,000,000   DANSKE BANK AS COPENHAGEN                                              0.30      07/01/2009         1,000,000

                  Wells Fargo Advantage Variable Trust Funds 83


Portfolio of Investments--June 30, 2009 (Unaudited)

VT MONEY MARKET FUND

                                                                                    INTEREST     MATURITY
   PRINCIPAL   SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
TIME DEPOSITS (continued)
$  1,000,000   DEXIA BANK GRAND CAYMAN                                                 0.25%    07/01/2009   $     1,000,000
   1,000,000   KBC BANK NV BRUSSELS                                                    0.35     07/01/2009         1,000,000
TOTAL TIME DEPOSITS (COST $6,000,000)                                                                              6,000,000
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $53,865,683)*                                                        101.35%                           $    53,865,683
OTHER ASSETS AND LIABILITIES, NET                                           (1.35)                                  (717,176)
                                                                           ------                            ---------------
TOTAL NET ASSETS                                                           100.00%                           $    53,148,507
                                                                           ------                            ---------------

----------
+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)  Asset-backed Commercial Paper.

(i)  Illiquid security.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                  84 Wells Fargo Advantage Variable Trust Funds


                             Portfolio of Investments--June 30, 2009 (Unaudited)

VT OPPORTUNITY FUND


      SHARES   SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
COMMON STOCKS: 94.94%
APPAREL & ACCESSORY STORES: 2.38%
     246,000   NORDSTROM INCORPORATED<<                                                                      $     4,892,940
     233,844   URBAN OUTFITTERS INCORPORATED<<+                                                                    4,880,324
                                                                                                                   9,773,264
                                                                                                             ---------------
BIOPHARMACEUTICALS: 1.17%
      84,767   CEPHALON INCORPORATED<<+                                                                            4,802,051
                                                                                                             ---------------
BUSINESS SERVICES: 7.43%
     121,000   FISERV INCORPORATED+                                                                                5,529,700
     423,000   IMS HEALTH INCORPORATED<<                                                                           5,372,100
      24,400   MASTERCARD INCORPORATED CLASS A                                                                     4,082,364
     420,000   NCR CORPORATION+                                                                                    4,968,600
     163,100   OMNICOM GROUP INCORPORATED                                                                          5,150,698
     271,000   RED HAT INCORPORATED<<+                                                                             5,455,230
                                                                                                                  30,558,692
                                                                                                             ---------------
CASINO & GAMING: 1.49%
     386,000   INTERNATIONAL GAME TECHNOLOGY                                                                       6,137,400
                                                                                                             ---------------
CHEMICALS & ALLIED PRODUCTS: 4.46%
     112,000   AMGEN INCORPORATED+                                                                                 5,929,280
      99,000   CLOROX COMPANY                                                                                      5,527,170
      97,000   PRAXAIR INCORPORATED                                                                                6,893,790
                                                                                                                  18,350,240
                                                                                                             ---------------
COAL MINING: 0.45%
      62,000   PEABODY ENERGY CORPORATION                                                                          1,869,920
                                                                                                             ---------------
COMMUNICATIONS: 6.39%
      85,000   AMERICAN TOWER CORPORATION CLASS A+                                                                 2,680,050
     279,000   CABLEVISION SYSTEMS CORPORATION NEW YORK GROUP CLASS A                                              5,415,390
     439,000   COMCAST CORPORATION CLASS A                                                                         6,189,900
     162,000   LIBERTY MEDIA CORPORATION ENTERTAINMENT CLASS A+                                                    4,333,500
     544,000   LIBERTY MEDIA CORPORATION INTERACTIVE SERIES A+                                                     2,725,440
     177,000   SCRIPPS NETWORKS INTERACTIVE INCORPORATED                                                           4,925,910
                                                                                                                  26,270,190
                                                                                                             ---------------
COMPUTER SOFTWARE & SERVICES: 1.11%
     237,000   AKAMAI TECHNOLOGIES INCORPORATED<<+                                                                 4,545,660
                                                                                                             ---------------
DEPOSITORY INSTITUTIONS: 3.55%
     211,600   BANK OF NEW YORK MELLON CORPORATION                                                                 6,201,996
     241,400   BB&T CORPORATION<<                                                                                  5,305,972
     646,873   MARSHALL & ILSLEY CORPORATION<<                                                                     3,104,990
                                                                                                                  14,612,958
                                                                                                             ---------------
EATING & DRINKING PLACES: 1.20%
     150,023   DARDEN RESTAURANTS INCORPORATED                                                                     4,947,759
                                                                                                             ---------------
EDUCATIONAL SERVICES: 1.50%
      86,800   APOLLO GROUP INCORPORATED CLASS A+                                                                  6,173,216
                                                                                                             ---------------
ELECTRIC, GAS & SANITARY SERVICES: 1.70%
     285,500   REPUBLIC SERVICES INCORPORATED                                                                      6,969,055
                                                                                                             ---------------

                  Wells Fargo Advantage Variable Trust Funds 85


Portfolio of Investments--June 30, 2009 (Unaudited)

VT OPPORTUNITY FUND


      SHARES   SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 11.65%
     199,000   ALTERA CORPORATION                                                                            $     3,239,720
     160,000   AMPHENOL CORPORATION CLASS A                                                                        5,062,400
   3,285,000   ARM HOLDINGS PLC                                                                                    6,471,855
     403,000   MICROSEMI CORPORATION                                                                               5,561,400
     261,000   NETAPP INCORPORATED<<+                                                                              5,146,920
     858,000   ON SEMICONDUCTOR CORPORATION+                                                                       5,885,880
     299,000   POLYCOM INCORPORATED<<+                                                                             6,060,730
     131,000   ROCKWELL COLLINS INCORPORATED<<                                                                     5,466,630
      40,000   WHIRLPOOL CORPORATION<<                                                                             1,702,400
     160,000   XILINX INCORPORATED                                                                                 3,273,600
                                                                                                                  47,871,535
                                                                                                             ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 2.09%
     210,000   ACCENTURE LIMITED CLASS A                                                                           7,026,600
      37,391   JACOBS ENGINEERING GROUP INCORPORATED+                                                              1,573,787
                                                                                                                   8,600,387
                                                                                                             ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 2.56%
     171,000   CROWN HOLDINGS INCORPORATED+                                                                        4,127,940
     171,000   ILLINOIS TOOL WORKS INCORPORATED                                                                    6,385,140
                                                                                                                  10,513,080
                                                                                                             ---------------
FOOD & KINDRED PRODUCTS: 2.84%
      98,000   GENERAL MILLS INCORPORATED                                                                          5,489,960
     183,000   PEPSI BOTTLING GROUP INCORPORATED                                                                   6,192,720
                                                                                                                  11,682,680
                                                                                                             ---------------
FOOD STORES: 1.35%
     251,000   KROGER COMPANY                                                                                      5,534,550
                                                                                                             ---------------
FURNITURE & FIXTURES: 0.41%
     175,000   MASCO CORPORATION                                                                                   1,676,500
                                                                                                             ---------------
GENERAL MERCHANDISE STORES: 1.25%
     130,000   TARGET CORPORATION                                                                                  5,131,100
                                                                                                             ---------------
HEALTH SERVICES: 1.35%
   1,120,703   HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A                                                  5,536,273
                                                                                                             ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.69%
     160,000   DOVER CORPORATION                                                                                   5,294,400
     133,000   NATIONAL OILWELL VARCO INCORPORATED+                                                                4,343,780
     209,000   PALL CORPORATION                                                                                    5,551,040
                                                                                                                  15,189,220
                                                                                                             ---------------
INSURANCE CARRIERS: 5.36%
     140,000   ACE LIMITED                                                                                         6,192,200
     172,000   HCC INSURANCE HOLDINGS INCORPORATED                                                                 4,129,720
      83,000   PARTNERRE LIMITED                                                                                   5,390,850
     136,000   RENAISSANCERE HOLDINGS LIMITED                                                                      6,329,440
                                                                                                                  22,042,210
                                                                                                             ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
   GOODS: 6.80%
     130,000   COVIDIEN PUBLIC LIMITED COMPANY                                                                     4,867,200
     157,000   RESMED INCORPORATED<<+                                                                              6,394,610

                  86 Wells Fargo Advantage Variable Trust Funds


                             Portfolio of Investments--June 30, 2009 (Unaudited)

VT OPPORTUNITY FUND


      SHARES   SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
   GOODS (continued)
     162,000   ROCKWELL AUTOMATION INCORPORATED<<                                                            $     5,203,440
     126,000   THERMO FISHER SCIENTIFIC INCORPORATED+                                                              5,137,020
     123,000   WATERS CORPORATION+                                                                                 6,330,810
                                                                                                                  27,933,080
                                                                                                             ---------------
MEDICAL EQUIPMENT & SUPPLIES: 1.40%
     165,000   MEDTRONIC INCORPORATED                                                                              5,756,850
                                                                                                             ---------------
MEDICAL PRODUCTS: 1.19%
     115,300   ZIMMER HOLDINGS INCORPORATED+                                                                       4,911,780
                                                                                                             ---------------
METAL MINING: 1.17%
     143,000   BARRICK GOLD CORPORATION<<                                                                          4,797,650
                                                                                                             ---------------
MISCELLANEOUS RETAIL: 2.65%
     167,000   CVS CAREMARK CORPORATION                                                                            5,322,290
     276,000   STAPLES INCORPORATED                                                                                5,566,920
                                                                                                                  10,889,210
                                                                                                             ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.13%
     152,000   J.B. HUNT TRANSPORT SERVICES INCORPORATED                                                           4,640,560
                                                                                                             ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.32%
     361,000   PEOPLE'S UNITED FINANCIAL INCORPORATED<<                                                            5,429,440
                                                                                                             ---------------
OIL & GAS EXTRACTION: 6.58%
      71,000   APACHE CORPORATION                                                                                  5,122,650
     103,800   TRANSOCEAN LIMITED+                                                                                 7,711,302
     395,000   WEATHERFORD INTERNATIONAL LIMITED+                                                                  7,726,200
     170,000   XTO ENERGY INCORPORATED                                                                             6,483,800
                                                                                                                  27,043,952
                                                                                                             ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 1.34%
     299,000   SEALED AIR CORPORATION                                                                              5,516,550
                                                                                                             ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.38%
     317,280   INVESCO LIMITED                                                                                     5,653,930
                                                                                                             ---------------
SOFTWARE: 1.27%
     240,000   ELECTRONIC ARTS INCORPORATED+                                                                       5,212,800
                                                                                                             ---------------
TRANSPORTATION BY AIR: 0.87%
     343,942   TAM SA ADR<<+                                                                                       3,580,436
                                                                                                             ---------------
TRANSPORTATION EQUIPMENT: 1.44%
     272,000   JOHNSON CONTROLS INCORPORATED                                                                       5,907,840
                                                                                                             ---------------
TRAVEL & RECREATION: 1.02%
     163,000   CARNIVAL CORPORATION                                                                                4,200,510
                                                                                                             ---------------
TOTAL COMMON STOCKS (COST $407,879,843)                                                                          390,262,528
                                                                                                             ---------------
INVESTMENT COMPANIES: 3.31%
STOCK FUNDS: 3.31%
     192,000   UTILITIES SELECT SECTOR SPDR FUND                                                                   5,354,880
     148,000   VANGUARD REIT ETF<<                                                                                 4,589,480
      63,000   VANGUARD UTILITIES ETF                                                                              3,681,090
                                                                                                                  13,625,450
                                                                                                             ---------------
TOTAL INVESTMENT COMPANIES (COST $14,472,542)                                                                     13,625,450
                                                                                                             ---------------

                  Wells Fargo Advantage Variable Trust Funds 87


Portfolio of Investments--June 30, 2009 (Unaudited)

VT OPPORTUNITY FUND


      SHARES   SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
RIGHTS: 0.00%
     230,000   SEAGATE TECHNOLOGY (COMPUTER HARDWARE)+(a)(i)                                                 $             0
TOTAL RIGHTS (COST $0)                                                                                                     0
                                                                                                             ---------------
COLLATERAL FOR SECURITIES LENDING: 9.70%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.70%
   1,745,348   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                    1,745,348
   1,745,348   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                        1,745,348
   1,745,348   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                          1,745,348
   1,745,348   DWS MONEY MARKET SERIES INSTITUTIONAL                                                               1,745,348
                                                                                                                   6,981,392
                                                                                                             ---------------

                                                                                    INTEREST     MATURITY
   PRINCIPAL                                                                          RATE         DATE
------------                                                                        --------   -----------
COLLATERAL INVESTED IN OTHER ASSETS: 8.00%
$    698,139   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                            0.32%     07/01/2009           698,139
     191,988   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                        0.60      07/02/2009           191,985
      34,907   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                        0.60      07/06/2009            34,904
     453,790   ALPINE SECURITIZATION CORPORATION++(p)                                 0.27      07/07/2009           453,770
     715,593   AMSTEL FUNDING CORPORATION++(p)                                        1.50      07/01/2009           715,593
     383,977   ANTALIS US FUNDING CORPORATION++(p)                                    0.28      07/06/2009           383,962
     174,535   ANTALIS US FUNDING CORPORATION++(p)                                    0.35      07/24/2009           174,496
     104,721   ASB FINANCE LIMITED (LONDON)++                                         0.30      07/08/2009           104,715
     523,604   ASB FINANCE LIMITED (LONDON)++                                         0.30      07/22/2009           523,513
     610,872   ATLANTIS ONE FUNDING CORPORATION++(p)                                  0.30      07/20/2009           610,775
     471,244   BANK OF IRELAND                                                        0.40      07/01/2009           471,244
     296,709   BANK OF IRELAND                                                        0.60      07/02/2009           296,709
     558,511   BNP PARIBAS (PARIS)                                                    0.25      07/01/2009           558,511
     191,988   BNP PARIBAS (PARIS)                                                    0.26      07/01/2009           191,988
     733,046   BRYANT BANK FUNDING LLC++(p)                                           0.29      07/15/2009           732,963
      69,814   CALCASIEU PARISH LA+/-ss                                               0.75      12/01/2027            69,814
      95,994   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT
                  AUTHORITY+/-ss                                                      0.60      06/01/2028            95,994
     523,604   CALYON (GRAND CAYMAN)                                                  0.25      07/01/2009           523,604
     610,872   CANCARA ASSET SECURITIZATION LIMITED++(p)                              0.35      07/22/2009           610,747
     748,496   CHEYNE FINANCE LLC(a)+++/-####(i)                                      0.00      02/25/2008            12,350
     576,265   CHEYNE FINANCE LLC(a)+++/-####(i)                                      0.00      05/19/2008             9,508
      46,208   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                              1.00      10/01/2038            46,208
     139,628   COOK COUNTY IL+/-ss                                                    0.90      11/01/2030           139,628
   2,056,020   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                  $2,056,026)                                                         0.10      07/01/2009         2,056,020
     715,593   DANSKE BANK AS COPENHAGEN                                              0.30      07/01/2009           715,593
     314,163   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                           1.50      12/15/2037           314,163
     418,884   DEXIA BANK (GRAND CAYMAN)                                              0.25      07/01/2009           418,884
     349,070   DEXIA DELAWARE LLC                                                     0.36      07/06/2009           349,052
     610,872   E.ON AG++                                                              0.34      07/21/2009           610,756
     279,256   EBBETS FUNDING LLC(p)                                                  0.45      07/01/2009           279,256
     157,081   EBBETS FUNDING LLC(p)                                                  0.50      07/01/2009           157,081
     104,721   ELYSIAN FUNDING LLC++(p)                                               0.50      07/01/2009           104,721
     157,081   ELYSIAN FUNDING LLC++(p)                                               0.50      07/07/2009           157,068
     785,407   FORTIS FUNDING LLC++                                                   0.24      07/01/2009           785,407
     174,535   GDF SUEZ++                                                             0.32      07/07/2009           174,525
     523,604   GEMINI SECURITIZATION INCORPORATED++(p)                                0.27      07/07/2009           523,581
     354,986   GOLDMAN SACHS REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
                  VALUE $354,986)                                                     0.05      07/01/2009           354,986
     715,593   GOVCO INCORPORATED++(p)                                                0.15      07/01/2009           715,593

                  88 Wells Fargo Advantage Variable Trust Funds


                             Portfolio of Investments--June 30, 2009 (Unaudited)

VT OPPORTUNITY FUND

                                                                                    INTEREST     MATURITY
   PRINCIPAL                                                                          RATE         DATE           VALUE
------------                                                                        --------   -----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     87,267   GRAMPIAN FUNDING LLC++(p)                                              0.42%     07/02/2009   $        87,266
      61,087   GRAMPIAN FUNDING LLC++(p)                                              0.45      07/06/2009            61,083
     235,622   GRAMPIAN FUNDING LLC++(p)                                              0.45      07/07/2009           235,604
   2,683,150   GRYPHON FUNDING LIMITED(a)(i)                                          0.00      08/23/2009           826,678
      28,798   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                  0.80      11/01/2042            28,798
     261,802   HOUSTON TX UTILITY SYSTEM+/-ss                                         0.40      05/15/2034           261,802
      87,267   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                0.32      07/01/2029            87,267
      34,907   INDIANA MUNICIPAL POWER AGENCY+/-ss                                    0.47      01/01/2018            34,907
      61,087   IRISH LIFE & PERMANENT plc++                                           0.60      07/02/2009            61,086
      26,180   IRISH LIFE & PERMANENT plc++                                           0.60      07/06/2009            26,178
     122,174   IRISH LIFE & PERMANENT plc++                                           0.60      07/07/2009           122,162
   1,541,980   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,541,983)              0.08      07/01/2009         1,541,980
      52,360   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                 0.47      04/15/2025            52,360
     750,500   KBC BANK NV BRUSSELS                                                   0.35      07/01/2009           750,500
     244,349   LIBERTY STREET FUNDING CORPORATION++(p)                                0.29      07/27/2009           244,298
     542,507   LIBERTY STREET FUNDING CORPORATION++(p)                                0.30      07/20/2009           542,421
     174,535   LMA AMERICAS LLC++(p)                                                  0.33      07/21/2009           174,503
     209,442   LMA AMERICAS LLC++(p)                                                  0.33      07/28/2009           209,390
     580,328   MASSACHUSETTS HEFA+/-ss                                                0.25      10/01/2034           580,328
     436,337   MATCHPOINT MASTER TRUST++(p)                                           0.28      07/24/2009           436,259
      75,050   MISSISSIPPI STATE GO+/-ss                                              1.00      11/01/2028            75,050
     349,070   MONT BLANC CAPITAL CORPORATION++(p)                                    0.32      07/10/2009           349,042
      69,814   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                              0.32      02/01/2036            69,814
     680,686   NATIXIS                                                                0.13      07/01/2009           680,686
      34,907   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                               2.75      01/01/2018            34,907
     575,965   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                           0.32      07/20/2009           575,868
     113,448   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                               0.37      01/01/2034           113,448
     750,500   REGENCY MARKETS #1 LLC++(p)                                            0.35      07/02/2009           750,492
     610,872   ROMULUS FUNDING CORPORATION++(p)                                       0.95      07/24/2009           610,501
     436,337   SCALDIS CAPITAL LIMITED++(p)                                           0.45      07/01/2009           436,337
     436,337   SCALDIS CAPITAL LIMITED++(p)                                           0.45      07/06/2009           436,310
     610,872   SHEFFIELD RECEIVABLES CORPORATION++(p)                                 0.29      07/30/2009           610,729
     689,412   SOCIETE GENERALE BANNON LLC                                            0.25      07/07/2009           689,412
     523,604   STARBIRD FUNDING CORPORATION++(p)                                      0.33      07/17/2009           523,528
     227,017   STRAIGHT-A FUNDING LLC++(p)                                            0.27      07/23/2009           226,980
     488,697   SURREY FUNDING CORPORATION++(p)                                        0.32      07/15/2009           488,637
     401,552   TICONDEROGA MASTER FUNDING LIMITED++(p)                                0.30      07/27/2009           401,465
     268,574   TULIP FUNDING CORPORATION++(p)                                         0.31      07/20/2009           268,530
     157,081   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                      0.40      07/01/2032           157,081
     680,686   UBS AG (STAMFORD CT)                                                   0.28      07/31/2009           680,686
     680,686   UNICREDITO ITALIANO (NEW YORK)                                         0.44      08/03/2009           680,686
      52,360   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                      0.43      12/15/2040            52,360
     174,535   VERSAILLES CP LLC++(p)                                                 0.50      07/01/2009           174,535
      61,087   VERSAILLES CP LLC++(p)                                                 0.50      07/07/2009            61,082
     978,614   VICTORIA FINANCE LLC(a)+++/-####(i)                                    0.31      07/28/2008           430,590
     568,284   VICTORIA FINANCE LLC(a)+++/-####(i)                                    0.34      08/07/2008           250,045
     695,191   VICTORIA FINANCE LLC(a)+++/-####(i)                                    0.60      04/03/2008           305,884
   1,128,314   VICTORIA FINANCE LLC(a)+++/-####(i)                                    0.61      02/15/2008           496,458
     523,604   WESTPAC SECURITIES NZ LIMITED++                                        0.28      07/20/2009           523,527
                                                                                                                  32,887,346
                                                                                                             ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $41,983,281)                                                        39,868,738
                                                                                                             ---------------

                  Wells Fargo Advantage Variable Trust Funds 89


Portfolio of Investments--June 30, 2009 (Unaudited)

VT OPPORTUNITY FUND


      SHARES   SECURITY NAME                                                          YIELD                       VALUE
------------   ------------------------------------------------------------------   --------                 ---------------
SHORT-TERM INVESTMENTS: 2.45%
  10,089,555   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                           0.42%                  $    10,089,555

TOTAL SHORT-TERM INVESTMENTS (COST $10,089,555)                                                                   10,089,555
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $474,425,221)*                                                       110.40%                           $   453,846,271
OTHER ASSETS AND LIABILITIES, NET                                          (10.40)                               (42,762,414)
                                                                           ------                            ---------------
TOTAL NET ASSETS                                                           100.00%                           $   411,083,857
                                                                           ------                            ---------------

----------
<<   All or a portion of this security is on loan. (See Note 2)

+    Non-income earning securities.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)  Asset-backed Commercial Paper.

+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $10,089,555.

* Cost for federal income tax purposes is $478,680,725 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $ 36,658,155
Gross unrealized depreciation                 (61,492,609)
                                             ------------
Net unrealized appreciation (depreciation)   $(24,834,454)

The accompanying notes are an integral part of these financial statements.

                  90 Wells Fargo Advantage Variable Trust Funds


                             Portfolio of Investments--June 30, 2009 (Unaudited)

VT SMALL CAP GROWTH FUND


      SHARES   SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
COMMON STOCKS: 97.14%
AMUSEMENT & RECREATION SERVICES: 1.85%
      80,667   WMS INDUSTRIES INCORPORATED+<<                                                                $     2,541,817
                                                                                                             ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 1.17%
      63,442   WRIGHT EXPRESS CORPORATION+                                                                         1,615,868
                                                                                                             ---------------
BUSINESS SERVICES: 22.88%
      20,800   ADMINISTAFF INCORPORATED+                                                                             484,016
      16,500   ALLIANCE DATA SYSTEMS CORPORATION+<<                                                                  679,635
      30,769   BANKRATE INCORPORATED+<<                                                                              776,610
      65,400   CYBERSOURCE CORPORATION+                                                                            1,000,620
      49,734   FORRESTER RESEARCH INCORPORATED+                                                                    1,220,970
     142,155   GARTNER INCORPORATED+                                                                               2,169,285
     423,863   GLOBAL CASH ACCESS INCORPORATED+                                                                    3,373,949
      23,200   HURON CONSULTING GROUP INCORPORATED+                                                                1,072,536
     272,811   LAWSON SOFTWARE INCORPORATED+                                                                       1,522,285
     215,096   MARCHEX INCORPORATED CLASS B                                                                          724,874
     306,000   MOVE INCORPORATED+                                                                                    660,960
     227,502   OMNITURE INCORPORATED+<<                                                                            2,857,425
     323,534   ON ASSIGNMENT INCORPORATED+                                                                         1,265,018
      35,388   PHASE FORWARD INCORPORATED+<<                                                                         534,713
     275,374   SAPIENT CORPORATION+                                                                                1,732,102
     527,712   SKILLSOFT PLC ADR+                                                                                  4,116,154
     194,034   SYKES ENTERPRISES INCORPORATED+                                                                     3,510,075
     150,758   SYNCHRONOSS TECHNOLOGIES INCORPORATED+                                                              1,849,801
      73,022   TELETECH HOLDINGS INCORPORATED+                                                                     1,106,283
     102,136   THE KNOT INCORPORATED+                                                                                804,832
                                                                                                                  31,462,143
                                                                                                             ---------------
CASINO & GAMING: 0.48%
      71,004   PINNACLE ENTERTAINMENT INCORPORATED+<<                                                                659,627
                                                                                                             ---------------
CHEMICALS & ALLIED PRODUCTS: 2.35%
      44,301   INVERNESS MEDICAL INNOVATIONS INCORPORATED+<<                                                       1,576,230
     115,754   NOVEN PHARMACEUTICALS INCORPORATED+                                                                 1,655,282
                                                                                                                   3,231,512
                                                                                                             ---------------
COMMERCIAL SERVICES: 1.50%
     423,593   LIVE NATION INCORPORATED+<<                                                                         2,058,662
                                                                                                             ---------------
COMMUNICATIONS: 4.66%
     224,425   CBEYOND INCORPORATED+<<                                                                             3,220,499
      33,949   LODGENET ENTERTAINMENT CORPORATION+<<                                                                 115,427
     410,586   PAETEC HOLDING CORPORATION+                                                                         1,108,582
      25,200   SBA COMMUNICATIONS CORPORATION CLASS A+<<                                                             618,408
     127,900   TIVO INCORPORATED+<<                                                                                1,340,392
                                                                                                                   6,403,308
                                                                                                             ---------------
DEPOSITORY INSTITUTIONS: 0.91%
      64,800   FIRST COMMONWEALTH FINANCIAL CORPORATION                                                              410,832
      30,855   SIGNATURE BANK+<<                                                                                     836,788
                                                                                                                   1,247,620
                                                                                                             ---------------
E-COMMERCE/SERVICES: 3.26%
     314,364   GSI COMMERCE INCORPORATED+<<                                                                        4,479,687
                                                                                                             ---------------

                  Wells Fargo Advantage Variable Trust Funds 91


Portfolio of Investments--June 30, 2009 (Unaudited)

VT SMALL CAP GROWTH FUND


      SHARES   SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
EATING & DRINKING PLACES: 0.80%
     129,800   CKE RESTAURANTS INCORPORATED                                                                  $     1,100,704
                                                                                                             ---------------
EDUCATIONAL SERVICES: 2.84%
      83,045   BRIDGEPOINT EDUCATION INCORPORATED+                                                                 1,411,765
      72,166   GRAND CANYON EDUCATION INCORPORATED+<<                                                              1,210,945
      59,800   K12 INCORPORATED+<<                                                                                 1,288,690
                                                                                                                   3,911,400
                                                                                                             ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 10.50%
      26,000   ACUITY BRANDS INCORPORATED<<                                                                          729,300
      84,646   GREATBATCH INCORPORATED+<<                                                                          1,913,848
     227,934   INFORMATION SERVICES GROUP INCORPORATED+<<                                                            686,081
     149,099   MICROSEMI CORPORATION                                                                               2,057,566
     338,200   PMC-SIERRA INCORPORATED+                                                                            2,692,072
      95,033   POLYPORE INTERNATIONAL INCORPORATED+                                                                1,056,767
      28,772   POWER INTEGRATIONS INCORPORATED<<                                                                     684,486
     140,601   SOLERA HOLDINGS INCORPORATED+                                                                       3,571,265
       5,199   SYNAPTICS INCORPORATED+                                                                               200,941
      86,169   UNIVERSAL DISPLAY CORPORATION+<<                                                                      842,733
                                                                                                                  14,435,059
                                                                                                             ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 3.10%
      12,000   IHS INCORPORATED+                                                                                     598,440
      72,694   NAVIGANT CONSULTING INCORPORATED+                                                                     939,206
     158,889   RESOURCES CONNECTION INCORPORATED+<<                                                                2,728,124
                                                                                                                   4,265,770
                                                                                                             ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.50%
     184,500   MUELLER WATER PRODUCTS INCORPORATED                                                                   690,030
                                                                                                             ---------------
FINANCIAL INSTITUTIONS: 0.92%
      91,600   DOLLAR FINANCIAL CORPORATION+<<                                                                     1,263,164
                                                                                                             ---------------
FOOD & KINDRED PRODUCTS: 0.25%
     161,103   SENOMYX INCORPORATED+                                                                                 339,927
                                                                                                             ---------------
HEALTH SERVICES: 1.85%
      57,662   CARDIONET INCORPORATED+<<                                                                             941,044
     118,213   INVENTIV HEALTH INCORPORATED+                                                                       1,599,422
                                                                                                                   2,540,466
                                                                                                             ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.43%
     293,144   GREAT WOLF RESORTS INCORPORATED+<<                                                                    598,014
                                                                                                             ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.40%
      24,800   BUCYRUS INTERNATIONAL INCORPORATED CLASS A                                                            708,288
      60,735   GARDNER DENVER INCORPORATED+<<                                                                      1,528,700
      81,200   SCIENTIFIC GAMES CORPORATION CLASS A+                                                               1,280,524
      26,300   THE MIDDLEBY CORPORATION<<                                                                          1,155,096
                                                                                                                   4,672,608
                                                                                                             ---------------
INSURANCE CARRIERS: 2.68%
      59,295   FIRST MERCURY FINANCIAL CORPORATION                                                                   816,492
      17,145   THE NAVIGATORS GROUP INCORPORATED+                                                                    761,752
      84,900   TOWER GROUP INCORPORATED                                                                            2,103,822
                                                                                                                   3,682,066
                                                                                                             ---------------

                  92 Wells Fargo Advantage Variable Trust Funds


                             Portfolio of Investments--June 30, 2009 (Unaudited)

VT SMALL CAP GROWTH FUND


      SHARES   SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
LEGAL SERVICES: 0.92%
      25,009   FTI CONSULTING INCORPORATED+<<                                                                $     1,268,456
                                                                                                             ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
  GOODS: 10.13%
      76,900   ALIGN TECHNOLOGY INCORPORATED+<<                                                                      815,140
     114,242   CELERA CORPORATION+                                                                                   871,666
      44,300   ESTERLINE TECHNOLOGIES CORPORATION+                                                                 1,199,201
     184,334   EV3 INCORPORATED+<<                                                                                 1,976,060
     308,965   IXIA+                                                                                               2,082,424
     118,345   SENORX INCORPORATED+                                                                                  396,456
      80,605   SIRONA DENTAL SYSTEMS INCORPORATED+<<                                                               1,611,294
      75,723   SONOSITE INCORPORATED+                                                                              1,519,003
     239,213   SPECTRANETICS CORPORATION+                                                                          1,179,320
     130,868   SYMMETRY MEDICAL INCORPORATED+                                                                      1,219,690
      26,999   VARIAN INCORPORATED+                                                                                1,064,571
                                                                                                                  13,934,825
                                                                                                             ---------------
MEDICAL PRODUCTS: 1.45%
     142,659   VOLCANO CORPORATION+                                                                                1,994,373
                                                                                                             ---------------
METAL FABRICATE, HARDWARE: 0.57%
      43,400   CHART INDUSTRIES INCORPORATED+                                                                        789,012
                                                                                                             ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.69%
     143,277   SHUFFLE MASTER INCORPORATED+                                                                          947,061
                                                                                                             ---------------
MOTION PICTURES: 2.79%
     136,364   CINEMARK HOLDINGS INCORPORATED                                                                      1,543,640
     167,089   NATIONAL CINEMEDIA INCORPORATED                                                                     2,299,145
                                                                                                                   3,842,785
                                                                                                             ---------------
OIL & GAS EXTRACTION: 3.06%
      43,200   CONCHO RESOURCES INCORPORATED+                                                                      1,239,408
      48,500   GOODRICH PETROLEUM CORPORATION+<<                                                                   1,192,615
     103,400   VENOCO INCORPORATED+                                                                                  793,078
      27,890   WHITING PETROLEUM CORPORATION+                                                                        980,612
                                                                                                                   4,205,713
                                                                                                             ---------------
PERSONAL SERVICES: 0.99%
      52,900   WEIGHT WATCHERS INTERNATIONAL INCORPORATED                                                          1,363,233
                                                                                                             ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 4.80%
     302,006   INNERWORKINGS INCORPORATED+<<                                                                       1,434,529
      33,200   MSCI INCORPORATED+                                                                                    811,408
     188,550   SHUTTERFLY INCORPORATED+                                                                            2,630,273
      40,383   VISTAPRINT LIMITED+<<                                                                               1,722,335
                                                                                                                   6,598,545
                                                                                                             ---------------
REAL ESTATE: 0.88%
     130,050   CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                        1,217,268
                                                                                                             ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.59%
      46,682   EVERCORE PARTNERS INCORPORATED CLASS A<<                                                              916,834
     108,396   GFI GROUP INCORPORATED<<                                                                              730,589
      90,900   MF GLOBAL LIMITED+<<                                                                                  539,037
                                                                                                                   2,186,460
                                                                                                             ---------------

                  Wells Fargo Advantage Variable Trust Funds 93


Portfolio of Investments--June 30, 2009 (Unaudited)

VT SMALL CAP GROWTH FUND


      SHARES   SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
TRANSPORTATION EQUIPMENT: 1.90%
      49,800   POLARIS INDUSTRIES INCORPORATED<<                                                             $     1,599,576
      31,700   WABTEC CORPORATION                                                                                  1,019,789
                                                                                                                   2,619,365
                                                                                                             ---------------
TRANSPORTATION SERVICES: 0.61%
      71,638   ORBITZ WORLDWIDE INCORPORATED+                                                                        136,112
      61,100   UTI WORLDWIDE INCORPORATED                                                                            696,540
                                                                                                                     832,652
                                                                                                             ---------------
WHOLESALE TRADE-DURABLE GOODS: 0.44%
      36,900   LKQ CORPORATION+                                                                                      607,005
                                                                                                             ---------------
TOTAL COMMON STOCKS (COST $155,172,498)                                                                          133,606,205
                                                                                                             ---------------
COLLATERAL FOR SECURITIES LENDING: 23.42%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 4.22%
   1,450,202   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                    1,450,202
   1,450,202   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                        1,450,202
   1,450,202   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                          1,450,202
   1,450,202   DWS MONEY MARKET SERIES INSTITUTIONAL                                                               1,450,202
                                                                                                                   5,800,808
                                                                                                             ---------------

                                                                                    INTEREST     MATURITY
   PRINCIPAL                                                                          RATE         DATE
------------                                                                        --------   -----------
COLLATERAL INVESTED IN OTHER ASSETS: 19.20%
$    580,081   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                            0.32%     07/01/2009           580,081
     159,522   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                        0.60      07/02/2009           159,520
      29,004   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                        0.60      07/06/2009            29,002
     377,053   ALPINE SECURITIZATION CORPORATION++(p)                                 0.27      07/07/2009           377,036
     594,583   AMSTEL FUNDING CORPORATION++(p)                                        1.50      07/01/2009           594,583
     319,044   ANTALIS US FUNDING CORPORATION++(p)                                    0.28      07/06/2009           319,032
     145,020   ANTALIS US FUNDING CORPORATION++(p)                                    0.35      07/24/2009           144,988
      87,012   ASB FINANCE LIMITED (LONDON)++                                         0.30      07/08/2009            87,007
     435,061   ASB FINANCE LIMITED (LONDON)++                                         0.30      07/22/2009           434,985
     507,571   ATLANTIS ONE FUNDING CORPORATION++(p)                                  0.30      07/20/2009           507,490
     391,555   BANK OF IRELAND                                                        0.40      07/01/2009           391,555
     246,534   BANK OF IRELAND                                                        0.60      07/02/2009           246,534
     464,065   BNP PARIBAS (PARIS)                                                    0.25      07/01/2009           464,065
     159,522   BNP PARIBAS (PARIS)                                                    0.26      07/01/2009           159,522
     609,085   BRYANT BANK FUNDING LLC++(p)                                           0.29      07/15/2009           609,016
      58,008   CALCASIEU PARISH LA+/-ss                                               0.75      12/01/2027            58,008
      79,761   CALIFORNIA STATEWIDE COMMUNITIES
                  DEVELOPMENT AUTHORITY+/-ss                                          0.60      06/01/2028            79,761
     435,061   CALYON (GRAND CAYMAN)                                                  0.25      07/01/2009           435,061
     507,571   CANCARA ASSET SECURITIZATION LIMITED++(p)                              0.35      07/22/2009           507,467
     327,385   CHEYNE FINANCE LLC+++/-####(a)(i)                                      0.00      02/25/2008             5,402
     252,053   CHEYNE FINANCE LLC+++/-####(a)(i)                                      0.00      05/19/2008             4,159
      38,394   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                              1.00      10/01/2038            38,394
     116,016   COOK COUNTY IL+/-ss                                                    0.90      11/01/2030           116,016
   1,708,338   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE $1,708,343)                                         0.10      07/01/2009         1,708,338
     594,583   DANSKE BANK AS COPENHAGEN                                              0.30      07/01/2009           594,583
     261,036   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                           1.50      12/15/2037           261,036
     348,049   DEXIA BANK (GRAND CAYMAN)                                              0.25      07/01/2009           348,049
     290,040   DEXIA DELAWARE LLC                                                     0.36      07/06/2009           290,026
     507,571   E.ON AG++                                                              0.34      07/21/2009           507,475

                  94 Wells Fargo Advantage Variable Trust Funds


                             Portfolio of Investments--June 30, 2009 (Unaudited)

VT SMALL CAP GROWTH FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    232,032   EBBETS FUNDING LLC(p)                                                  0.45%     07/01/2009   $       232,032
     130,518   EBBETS FUNDING LLC(p)                                                  0.50      07/01/2009           130,518
      87,012   ELYSIAN FUNDING LLC++(p)                                               0.50      07/01/2009            87,012
     130,518   ELYSIAN FUNDING LLC++(p)                                               0.50      07/07/2009           130,507
     652,591   FORTIS FUNDING LLC++                                                   0.24      07/01/2009           652,591
     145,020   GDF SUEZ++                                                             0.32      07/07/2009           145,012
     435,061   GEMINI SECURITIZATION INCORPORATED++(p)                                0.27      07/07/2009           435,041
     294,957   GOLDMAN SACHS REPURCHASE AGREEMENT -102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $294,957)                0.05      07/01/2009           294,957
     594,583   GOVCO INCORPORATED++(p)                                                0.15      07/01/2009           594,583
      72,510   GRAMPIAN FUNDING LLC++(p)                                              0.42      07/02/2009            72,509
      50,757   GRAMPIAN FUNDING LLC++(p)                                              0.45      07/06/2009            50,754
     195,777   GRAMPIAN FUNDING LLC++(p)                                              0.45      07/07/2009           195,763
   1,173,583   GRYPHON FUNDING LIMITED(a)(i)                                          0.00      08/23/2009           361,581
      23,928   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                  0.80      11/01/2042            23,928
     217,530   HOUSTON TX UTILITY SYSTEM+/-ss                                         0.40      05/15/2034           217,530
      72,510   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                0.32      07/01/2029            72,510
      29,004   INDIANA MUNICIPAL POWER AGENCY+/-ss                                    0.47      01/01/2018            29,004
      50,757   IRISH LIFE & PERMANENT PLC++                                           0.60      07/02/2009            50,756
      21,753   IRISH LIFE & PERMANENT PLC++                                           0.60      07/06/2009            21,751
     101,514   IRISH LIFE & PERMANENT PLC++                                           0.60      07/07/2009           101,504
   1,281,225   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,281,228)              0.08      07/01/2009         1,281,225
      43,506   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                 0.47      04/15/2025            43,506
     623,587   KBC BANK NV BRUSSELS                                                   0.35      07/01/2009           623,587
     203,028   LIBERTY STREET FUNDING CORPORATION++(p)                                0.29      07/27/2009           202,986
     450,766   LIBERTY STREET FUNDING CORPORATION++(p)                                0.30      07/20/2009           450,695
     145,020   LMA AMERICAS LLC++(p)                                                  0.33      07/21/2009           144,994
     174,024   LMA AMERICAS LLC++(p)                                                  0.33      07/28/2009           173,981
     482,192   MASSACHUSETTS HEFA+/-ss                                                0.25      10/01/2034           482,192
     362,551   MATCHPOINT MASTER TRUST++(p)                                           0.28      07/24/2009           362,486
      62,359   MISSISSIPPI STATE GO+/-ss                                              1.00      11/01/2028            62,359
     290,040   MONT BLANC CAPITAL CORPORATION++(p)                                    0.32      07/10/2009           290,017
      58,008   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                              0.32      02/01/2036            58,008
     565,579   NATIXIS                                                                0.13      07/01/2009           565,579
      29,004   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                               2.75      01/01/2018            29,004
     478,567   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                           0.32      07/20/2009           478,486
      94,263   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                               0.37      01/01/2034            94,263
     623,587   REGENCY MARKETS #1 LLC++(p)                                            0.35      07/02/2009           623,581
     507,571   ROMULUS FUNDING CORPORATION++(p)                                       0.95      07/24/2009           507,263
     362,551   SCALDIS CAPITAL LIMITED++(p)                                           0.45      07/01/2009           362,551
     362,551   SCALDIS CAPITAL LIMITED++(p)                                           0.45      07/06/2009           362,528
     507,571   SHEFFIELD RECEIVABLES CORPORATION++(p)                                 0.29      07/30/2009           507,452
     572,830   SOCIETE GENERALE BANNON LLC                                            0.25      07/07/2009           572,830
     435,061   STARBIRD FUNDING CORPORATION++(p)                                      0.33      07/17/2009           434,997
     188,628   STRAIGHT-A FUNDING LLC++(p)                                            0.27      07/23/2009           188,597
     406,057   SURREY FUNDING CORPORATION++(p)                                        0.32      07/15/2009           406,006
     333,648   TICONDEROGA MASTER FUNDING LIMITED++(p)                                0.30      07/27/2009           333,576
     223,157   TULIP FUNDING CORPORATION++(p)                                         0.31      07/20/2009           223,121
     130,518   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                      0.40      07/01/2032           130,518
     565,579   UBS AG (STAMFORD CT)                                                   0.28      07/31/2009           565,579
     565,579   UNICREDITO ITALIANO (NEW YORK)                                         0.44      08/03/2009           565,579
      43,506   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                      0.43      12/15/2040            43,506

                  Wells Fargo Advantage Variable Trust Funds 95


Portfolio of Investments--June 30, 2009 (Unaudited)

VT SMALL CAP GROWTH FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    145,020   VERSAILLES CP LLC++(p)                                                 0.50%     07/01/2009   $       145,020
      50,757   VERSAILLES CP LLC++(p)                                                 0.50      07/07/2009            50,753
     428,036   VICTORIA FINANCE LLC+++/-####(a)(i)                                    0.31      07/28/2008           188,336
     248,562   VICTORIA FINANCE LLC+++/-####(a)(i)                                    0.34      08/07/2008           109,367
     304,070   VICTORIA FINANCE LLC+++/-####(a)(i)                                    0.60      04/03/2008           133,791
     493,513   VICTORIA FINANCE LLC+++/-####(a)(i)                                    0.61      02/15/2008           217,146
     435,061   WESTPAC SECURITIES NZ LIMITED++                                        0.28      07/20/2009           434,994
                                                                                                                  26,408,493
                                                                                                             ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $33,615,986)                                                        32,209,301
                                                                                                             ---------------

      SHARES                                                                         YIELD
------------                                                                        --------
SHORT-TERM INVESTMENTS: 4.00%
   5,492,817   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                           0.42%                        5,492,817
                                                                                                             ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $5,492,817)                                                                     5,492,817
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $194,281,301)*                                                       124.56%                           $   171,308,323
OTHER ASSETS AND LIABILITIES, NET                                          (24.56)                               (33,772,383)
                                                                           ------                            ---------------
TOTAL NET ASSETS                                                           100.00%                           $   137,535,940
                                                                           ------                            ---------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)  Asset-backed Commercial Paper.

+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $5,492,817.

* Cost for federal income tax purposes is $198,222,140 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $ 10,192,964
Gross unrealized depreciation                 (37,106,781)
                                             ------------
Net unrealized appreciation (depreciation)   $(26,913,817)

The accompanying notes are an integral part of these financial statements.

                  96 Wells Fargo Advantage Variable Trust Funds


                             Portfolio of Investments--June 30, 2009 (Unaudited)

VT SMALL/MID CAP VALUE FUND


      SHARES   SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
COMMON STOCKS: 96.32%
AMUSEMENT & RECREATION SERVICES: 0.91%
      26,455   CENTURY CASINOS INCORPORATED+                                                                 $        78,836
                                                                                                             ---------------
APPAREL & ACCESSORY STORES: 0.42%
      15,095   DELIA*S INCORPORATED+                                                                                  35,926
                                                                                                             ---------------
BIOPHARMACEUTICALS: 0.30%
     149,485   ENCORIUM GROUP INCORPORATED+                                                                           26,160
                                                                                                             ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 1.24%
       2,935   CAVCO INDUSTRIES INCORPORATED+                                                                         74,344
      15,279   PALM HARBOR HOMES INCORPORATED+                                                                        32,850
                                                                                                                     107,194
                                                                                                             ---------------
BUSINESS SERVICES: 9.81%
      46,810   3COM CORPORATION+                                                                                     220,475
       2,945   ABM INDUSTRIES INCORPORATED                                                                            53,216
       6,035   CLARUS CORPORATION+                                                                                    22,873
       2,050   HEALTHCARE SERVICES GROUP                                                                              36,654
       1,845   HENRY JACK & ASSOCIATES INCORPORATED                                                                   38,284
      41,450   HILL INTERNATIONAL INCORPORATED+                                                                      178,235
       3,655   IMS HEALTH INCORPORATED                                                                                46,419
       8,010   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                                                           40,451
      27,175   TIER TECHNOLOGIES INCORPORATED CLASS B+                                                               208,704
                                                                                                                     845,311
                                                                                                             ---------------
CHEMICALS & ALLIED PRODUCTS: 1.22%
       1,875   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                        61,350
      17,660   ORASURE TECHNOLOGIES INCORPORATED+                                                                     43,620
                                                                                                                     104,970
                                                                                                             ---------------
COMMUNICATIONS: 3.52%
      23,210   CHINA GRENTECH CORPORATION LIMITED ADR+                                                                75,433
      13,775   CINCINNATI BELL INCORPORATED+                                                                          39,121
      37,240   CITADEL BROADCASTING CORPORATION                                                                        1,490
      51,275   ENTRAVISION COMMUNICATIONS CORPORATION CLASS A+                                                        24,612
      66,590   SANDVINE CORPORATION+                                                                                  76,911
       1,745   SCRIPPS NETWORKS INTERACTIVE INCORPORATED                                                              48,563
       4,470   WINDSTREAM CORPORATION                                                                                 37,369
                                                                                                                     303,499
                                                                                                             ---------------
COMPUTER SOFTWARE & SERVICES: 0.41%
       1,845   AKAMAI TECHNOLOGIES INCORPORATED+                                                                      35,387
                                                                                                             ---------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.33%
      59,690   CHAMPION ENTERPRISES INCORPORATED+                                                                     19,101
       3,490   U.S. HOME SYSTEMS INCORPORATED+                                                                         9,039
                                                                                                                      28,140
                                                                                                             ---------------
DEPOSITORY INSTITUTIONS: 2.75%
       1,435   COMERICA INCORPORATED                                                                                  30,350
       8,700   COMMUNITY BANKERS TRUST CORP                                                                           32,190
      10,159   FIRST SECURITY GROUP INCORPORATED                                                                      38,604
         890   IBERIABANK CORPORATION                                                                                 35,075
          15   M&T BANK CORPORATION                                                                                      764
       6,378   PACIFIC PREMIER BANCORP INCORPORATED+                                                                  30,359

                  Wells Fargo Advantage Variable Trust Funds 97


Portfolio of Investments--June 30, 2009 (Unaudited)

VT SMALL/MID CAP VALUE FUND


      SHARES   SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
DEPOSITORY INSTITUTIONS (continued)
       1,000   SUNTRUST BANKS INCORPORATED                                                                   $        16,450
       3,250   WESTERN UNION COMPANY                                                                                  53,300
                                                                                                                     237,092
                                                                                                             ---------------
ELECTRIC, GAS & SANITARY SERVICES: 0.75%
       7,000   EL PASO CORPORATION                                                                                    64,610
                                                                                                             ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 6.38%
      11,540   EMCORE CORPORATION+                                                                                    14,540
      25,508   EVANS & SUTHERLAND COMPUTER CORPORATION+                                                               12,754
      10,695   GLOBECOMM SYSTEMS INCORPORATED+                                                                        76,897
       4,680   INTEGRATED ELECTRICAL SERVICES INCORPORATED+                                                           36,551
      38,000   MICRON TECHNOLOGY INCORPORATED+                                                                       192,280
     107,140   MRV COMMUNICATIONS INCORPORATED+                                                                       48,213
       4,225   OSI SYSTEMS INCORPORATED+                                                                              88,091
      33,350   POWER-ONE INCORPORATED+                                                                                49,692
       9,500   RICHARDSON ELECTRONICS LIMITED                                                                         31,065
                                                                                                                     550,083
                                                                                                             ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.17%
       1,695   SAIC INCORPORATED+                                                                                     31,442
      11,800   SYMYX TECHNOLOGIES INCORPORATED+                                                                       69,030
                                                                                                                     100,472
                                                                                                             ---------------
FINANCIAL SERVICES: 0.66%
       3,085   KBW REGIONAL BANKING ETF                                                                               56,548
                                                                                                             ---------------
HEALTH SERVICES: 1.05%
       7,868   CROSS COUNTRY HEALTHCARE INCORPORATED+                                                                 54,053
       2,585   ENSIGN GROUP INCORPORATED                                                                              36,785
                                                                                                                      90,838
                                                                                                             ---------------
HOLDING & OTHER INVESTMENT OFFICES: 11.36%
      15,535   ANNALY CAPITAL MANAGEMENT INCORPORATED                                                                235,200
      21,365   ANWORTH MORTGAGE ASSET CORPORATION                                                                    154,042
      12,990   CAPSTEAD MORTGAGE CORPORATION                                                                         165,103
         355   DYNEX CAPITAL INCORPORATED                                                                              2,911
       6,170   HILLTOP HOLDINGS INCORPORATED+                                                                         73,242
      36,690   ORIGEN FINANCIAL INCORPORATED+                                                                         33,021
      15,710   PRIMORIS SERVICES CORPORATION                                                                         116,568
       2,100   REDWOOD TRUST INCORPORATED                                                                             30,996
         995   SILVER STANDARD RESOURCES INCORPORATED+                                                                18,656
       5,150   SUN COMMUNITIES INCORPORATED                                                                           70,967
       9,887   UMH PROPERTIES INCORPORATED                                                                            78,799
                                                                                                                     979,505
                                                                                                             ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.30%
      14,435   EMPIRE RESORTS INCORPORATED+                                                                           26,127
                                                                                                             ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.98%
       9,070   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                           70,927
       9,740   CRAY INCORPORATED+                                                                                     76,751
      11,310   INTERMEC INCORPORATED+                                                                                145,899
       3,135   LEXMARK INTERNATIONAL INCORPORATED+                                                                    49,690
                                                                                                                     343,267
                                                                                                             ---------------

                  98 Wells Fargo Advantage Variable Trust Funds


                             Portfolio of Investments--June 30, 2009 (Unaudited)

VT SMALL/MID CAP VALUE FUND


      SHARES   SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
INSURANCE CARRIERS: 1.51%
      23,845   FIRST ACCEPTANCE CORPORATION                                                                  $        50,790
       2,370   MERCURY GENERAL CORPORATION                                                                            79,229
                                                                                                                     130,019
                                                                                                             ---------------
JUSTICE, PUBLIC ORDER & SAFETY: 2.32%
      10,773   GEO GROUP INCORPORATED+                                                                               200,162
                                                                                                             ---------------
LEATHER & LEATHER PRODUCTS: 0.22%
      23,155   BAKERS FOOTWEAR GROUP INCORPORATED+                                                                    18,987
                                                                                                             ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
   GOODS: 2.87%
      33,790   ALLIED HEALTHCARE PRODUCTS INCORPORATED+                                                              145,297
         640   HAEMONETICS CORPORATION+                                                                               36,480
      46,501   LTX-CREDENCE CORPORATION                                                                               21,856
       2,255   ZOLL MEDICAL CORPORATION+                                                                              43,612
                                                                                                                     247,245
                                                                                                             ---------------
METAL MINING: 12.00%
       2,095   AGNICO-EAGLE MINES LIMITED                                                                            109,946
         415   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                    20,796
       6,315   GOLDCORP INCORPORATED                                                                                 219,446
       2,380   NEWMONT MINING CORPORATION                                                                             97,271
      32,610   PETAQUILLA MINERALS LIMITED+                                                                           18,914
       7,340   RANDGOLD RESOURCES LIMITED ADR                                                                        471,008
       1,190   ROYAL GOLD INCORPORATED                                                                                49,623
      10,920   SAN GOLD CORPORATION+                                                                                  21,294
       3,020   YAMANA GOLD INCORPORATED                                                                               26,697
                                                                                                                   1,034,995
                                                                                                             ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.82%
      25,040   ACCO BRANDS CORPORATION+                                                                               70,613
                                                                                                             ---------------
MOTION PICTURES: 0.72%
       1,395   DISCOVERY COMMUNICATIONS INCORPORATED+                                                                 31,457
       1,485   DISCOVERY HOLDING COMPANY+                                                                             30,487
                                                                                                                      61,944
                                                                                                             ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.42%
      21,105   YRC WORLDWIDE INCORPORATED+                                                                            36,512
                                                                                                             ---------------
OIL & GAS EXTRACTION: 14.99%
       2,590   CANADIAN NATURAL RESOURCES LIMITED                                                                    135,949
      31,485   ENERGY XXI BERMUDA LIMITED                                                                             16,262
      26,755   GLOBAL INDUSTRIES LIMITED+                                                                            151,433
       8,680   HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                             94,352
       1,715   HELMERICH & PAYNE INCORPORATED                                                                         52,942
       7,055   HERCULES OFFSHORE INCORPORATED+                                                                        28,008
      13,505   KEY ENERGY SERVICES INCORPORATED+                                                                      77,793
      17,992   MCMORAN EXPLORATION COMPANY+                                                                          107,232
       1,595   NEWFIELD EXPLORATION COMPANY+                                                                          52,109
      31,640   NEWPARK RESOURCES INCORPORATED+                                                                        90,174
       2,215   PENN WEST ENERGY TRUST                                                                                 28,197
       4,385   PETROQUEST ENERGY INCORPORATED+                                                                        16,181
       1,825   PIONEER NATURAL RESOURCES COMPANY                                                                      46,538
       1,730   PRIDE INTERNATIONAL INCORPORATED+                                                                      43,354

                  Wells Fargo Advantage Variable Trust Funds 99


Portfolio of Investments--June 30, 2009 (Unaudited)

VT SMALL/MID CAP VALUE FUND


      SHARES   SECURITY NAME                                                                                      VALUE
------------   ------------------------------------------------------------------                            ---------------
OIL & GAS EXTRACTION (continued)
       3,107   RANGE RESOURCES CORPORATION                                                                   $       128,661
       4,790   SANDRIDGE ENERGY INCORPORATED+                                                                         40,811
      17,015   TRILOGY ENERGY TRUST                                                                                   87,770
       7,540   WILLBROS GROUP INCORPORATED+                                                                           94,325
                                                                                                                   1,292,091
                                                                                                             ---------------
OIL FIELD SERVICES: 0.23%
       5,790   TRICO MARINE SERVICES INCORPORATED+                                                                    19,860
                                                                                                             ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 4.74%
      10,320   INTEROIL CORPORATION+                                                                                 304,543
       1,825   MARATHON OIL CORPORATION                                                                               54,987
       1,700   WD-40 COMPANY                                                                                          49,300
                                                                                                                     408,830
                                                                                                             ---------------
PRIMARY METAL INDUSTRIES: 0.53%
       1,850   ALCOA INCORPORATED                                                                                     19,111
         740   UNITED STATES STEEL CORPORATION                                                                        26,448
                                                                                                                      45,559
                                                                                                             ---------------
RAILROAD TRANSPORTATION: 0.39%
       2,085   KANSAS CITY SOUTHERN+                                                                                  33,589
                                                                                                             ---------------
REAL ESTATE: 4.62%
      83,175   CHIMERA INVESTMENT CORPORATION                                                                        290,281
       3,775   HATTERAS FINANCIAL CORPORATION                                                                        107,927
                                                                                                                     398,208
                                                                                                             ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.37%
      35,597   INTERTAPE POLYMER GROUP INCORPORATED+                                                                  32,037
                                                                                                             ---------------
SOCIAL SERVICES: 0.36%
       1,950   ABB LIMITED ADR                                                                                        30,770
                                                                                                             ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 1.77%
      13,120   GENTEX CORPORATION                                                                                    152,192
                                                                                                             ---------------
THEATERS & ENTERTAINMENT: 0.88%
       5,710   REGAL ENTERTAINMENT GROUP CLASS A                                                                      75,886
                                                                                                             ---------------
TOTAL COMMON STOCKS (COST $12,066,901)                                                                             8,303,464
                                                                                                             ---------------

                                                                                                EXPIRATION
                                                                                                   DATE
                                                                                               -----------
WARRANTS: 0.69%
      27,025   PRIMORIS SERVICES CORPORATION (ENGINEERING & CONSTRUCTION)+                      10/22/2010            59,725
                                                                                                             ---------------
TOTAL WARRANTS (COST $58,016)                                                                                         59,725
                                                                                                             ---------------


                                                                                     YIELD
                                                                                    --------
SHORT-TERM INVESTMENTS: 2.70%
     232,640   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                           0.42%                          232,640
                                                                                                             ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $232,640)                                                                         232,640
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $12,357,557)*                                                        99.71%                            $     8,595,829
OTHER ASSETS AND LIABILITIES, NET                                           0.29                                      25,360
                                                                          ------                             ---------------
TOTAL NET ASSETS                                                          100.00%                            $     8,621,189
                                                                          ------                             ---------------

                 100 Wells Fargo Advantage Variable Trust Funds


                             Portfolio of Investments--June 30, 2009 (Unaudited)

VT SMALL/MID CAP VALUE FUND

----------
+    Non-income earning securities.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $232,640.

* Cost for federal income tax purposes is $12,745,039 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $   737,367
Gross unrealized depreciation                 (4,886,577)
                                             -----------
Net unrealized appreciation (depreciation)   $(4,149,210)

The accompanying notes are an integral part of these financial statements.

                 Wells Fargo Advantage Variable Trust Funds 101


Portfolio of Investments--June 30, 2009 (Unaudited)

VT TOTAL RETURN BOND FUND

                                                                                    INTEREST     MATURITY
   PRINCIPAL   SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
ASSET BACKED SECURITIES: 6.06%
$    151,273   AMERICREDIT PRIME AUTOMOBILE RECEIVABLES TRUST SERIES
                  2007-1 CLASS A3                                                     5.27%     11/08/2011   $       152,623
      91,000   BANK OF AMERICA CREDIT CARD TRUST SERIES 2006-A8 CLASS A8+/-           0.35      05/16/2016            84,531
     332,000   CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2006-A11
                  CLASS A11+/-                                                        0.41      06/17/2019           291,662
     559,000   CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2008-A3
                  CLASS A3                                                            5.05      02/16/2016           579,114
     103,000   CHASE ISSUANCE TRUST SERIES 2008-A9 CLASS A9                           4.26      05/15/2013           105,966
     405,000   CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2009-A4 CLASS A4            4.90      06/23/2016           404,051
      67,200   CITICORP RESIDENTIAL MORTGAGE SECURITIES INCORPORATED
                  SERIES 2006-1 CLASS A2                                              5.68      07/25/2036            66,346
      37,660   CITICORP RESIDENTIAL MORTGAGE SECURITIES INCORPORATED
                  SERIES 2006-2 CLASS A2                                              5.56      09/25/2036            37,327
      57,701   CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2007-AHL1
                  CLASS A2A+/-                                                        0.35      12/25/2036            44,962
     124,999   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2006-S1 CLASS A2          5.55      08/25/2021            89,922
     304,000   DAIMLERCHRYSLER AUTO TRUST SERIES 2007-A CLASS A4                      5.28      03/08/2013           295,222
     450,000   DISCOVER CARD MASTER TRUST SERIES 2006-2 CLASS A3+/-                   0.40      01/19/2016           416,198
      51,000   DISCOVER CARD MASTER TRUST SERIES 2006-3 CLASS A1+/-                   0.35      03/15/2014            49,121
     251,000   DOMINOS PIZZA MASTER ISSUER LLC SERIES 2007-1 CLASS A2++               5.26      04/25/2037           193,013
     323,000   FORD CREDIT FLOORPLAN MASTER OWNER TRUST SERIES 2006-4
                  CLASS A+/-                                                          0.57      06/15/2013           277,750
       9,611   GREAT AMERICA LEASING RECEIVABLES SERIES 2006-1 CLASS A3++             5.34      01/15/2010             9,624
     100,000   HARLEY DAVIDSON MOTORCYCLE TRUST SERIES 2006-3 CLASS 4A                5.22      06/15/2013           102,308
      26,000   HARLEY DAVIDSON MOTORCYCLE TRUST SERIES 2007-2 CLASS A4                5.12      08/15/2013            26,563
     112,000   HARLEY DAVIDSON MOTORCYCLE TRUST SERIES 2008-1 CLASS A3A               4.25      02/15/2013           113,686
     107,000   HARLEY DAVIDSON MOTORCYCLE TRUST SERIES 2009-1 CLASS A4                5.00      01/15/2017           107,806
     194,000   HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2009-2 CLASS A4              4.90      01/15/2013           197,415
     364,000   MBNA MASTER CREDIT CARD TRUST SERIES 1997-B CLASS A+/-                 0.48      08/15/2014           350,820
      38,189   MORGAN STANLEY ABS CAPITAL I SERIES 2007-HE2 CLASS A2A+/-              0.35      01/25/2037            33,049
      35,711   MORGAN STANLEY HOME EQUITY LOANS SERIES 2007-1 CLASS A1+/-             0.36      12/25/2036            31,914
      56,381   MORGAN STANLEY MORTGAGE LOAN TRUST SERIES 2007-6XS CLASS 2A1S+/-       0.42      02/25/2047            42,173
     110,000   NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2009-A CLASS A4             4.74      08/17/2015           112,975
     520,000   SLM STUDENT LOAN TRUST SERIES 2005-6 CLASS A5B+/-                      2.29      07/27/2026           521,061
     202,000   SLM STUDENT LOAN TRUST SERIES 2008-6 CLASS A4+/-                       2.19      10/25/2014           195,326
     200,000   SWIFT MASTER AUTO RECEIVABLES TRUST SERIES 2007-1 CLASS A+/-           0.42      06/15/2012           187,000
     113,165   TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-B CLASS A3              5.41      08/12/2011           113,731
      60,660   TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-C CLASS A3              5.26      11/14/2011            60,988
     115,000   WORLD OMNI AUTO RECEIVABLES TRUST SERIES 2009-A CLASS A4               5.12      05/15/2014           118,959
TOTAL ASSET BACKED SECURITIES (COST $5,371,391)                                                                    5,413,206
                                                                                                             ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 21.81%
     251,000   AMERICAN TOWER TRUST SERIES 2007-1A CLASS AFX++                        5.42      04/15/2037           228,410
     120,451   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                  2000-1 CLASS A2A+/-                                                 7.33      11/15/2031           120,836
     100,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                  2002-PB2 CLASS B                                                    6.31      06/11/2035            94,518
     160,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                  2003-1 CLASS A2                                                     4.65      09/11/2036           147,989
      78,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                  2004-2 CLASS A3                                                     4.05      11/10/2038            75,016
      40,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                  2004-2 CLASS A5                                                     4.58      11/10/2038            35,119
      32,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                  2005-5 CLASS A4+/-                                                  5.12      10/10/2045            27,323
      64,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                  2006-5 CLASS A2                                                     5.32      09/10/2047            58,818
     421,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                  2007-2 CLASS A2+/-                                                  5.63      04/10/2049           382,243
     518,774   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                  SERIES 2000-WF1 CLASS A2+/-                                         7.78      02/15/2032           522,782
      68,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                  SERIES 2001-TOP4 CLASS A3                                           5.61      11/15/2033            68,679
      92,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                  SERIES 2002-PBW1 CLASS A2+/-                                        4.72      11/11/2035            90,077
      45,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                  SERIES 2004-PWR6 CLASS A6                                           4.83      11/11/2041            39,881
     177,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES
                  2002-T0P8 CLASS A2                                                  4.83      08/15/2038           167,139
      60,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2003-T12
                  CLASS A3+/-                                                         4.24      08/13/2039            58,421
      52,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES
                  2005-PW10 CLASS A4+/-                                               5.41      12/11/2040            46,259

                 102 Wells Fargo Advantage Variable Trust Funds


                             Portfolio of Investments--June 30, 2009 (Unaudited)

VT TOTAL RETURN BOND FUND

                                                                                    INTEREST     MATURITY
   PRINCIPAL   SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$    609,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2007-PW16
                  CLASS A2+/-                                                         5.67%     06/11/2012   $       563,395
     415,000   COMMERCIAL MORTGAGE ASSET TRUST SERIES 1999-C1 CLASS A4+/-             6.98      01/17/2032           439,238
     269,000   COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATE SERIES 2001-J2A
                  CLASS A2++                                                          6.10      07/16/2034           266,019
     117,065   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2006-0C6 CLASS 2A1+/-        0.38      07/25/2036            99,694
      77,461   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                  SERIES 2001-CK1 CLASS A3                                            6.38      12/18/2035            79,417
     132,129   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                  SERIES 2001-CKN5 CLASS A4                                           5.44      09/15/2034           134,306
      30,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                  SERIES 2002-CKN2 CLASS A3                                           6.13      04/15/2037            29,528
       5,281   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                  SERIES 2002-CKS4 CLASS A1                                           4.49      11/15/2036             5,276
     399,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                  SERIES 2002-CKS4 CLASS A2                                           5.18      11/15/2036           391,719
      63,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                  SERIES 2002-CP5 CLASS A2                                            4.94      12/15/2035            61,095
      85,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                  SERIES 2003-CK2 CLASS A4                                            4.80      03/15/2036            80,022
      53,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                  SERIES 2003-CPN1 CLASS A2                                           4.60      03/15/2035            48,240
      19,329   DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 1999-CG3 CLASS A1B          7.34      10/10/2032            19,308
     141,367   DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 2000-CKP1 CLASS A1B         7.18      11/10/2033           144,160
     166,000   FHLMC MULTIFAMILY STRUCTURED PASS THROUGH CERTIFICATES
                  SERIES K003 CLASS AAB                                               4.77      05/25/2018           170,315
     235,000   FHLMC SERIES 2558 CLASS BD                                             5.00      01/15/2018           249,045
      58,887   FHLMC SERIES 2564 CLASS BQ                                             5.50      10/15/2017            62,757
      80,000   FHLMC SERIES 2590 CLASS BY                                             5.00      03/15/2018            84,705
     185,000   FHLMC SERIES 2590 CLASS NU                                             5.00      06/15/2017           193,577
     166,000   FHLMC SERIES 2623 CLASS AJ                                             4.50      07/15/2016           171,599
      28,021   FHLMC SERIES 2672 CLASS HA                                             4.00      09/15/2016            28,812
      53,000   FHLMC SERIES 2676 CLASS CY                                             4.00      09/15/2018            53,326
     107,000   FHLMC SERIES 2690 CLASS TV                                             4.50      11/15/2025           109,819
     281,000   FHLMC SERIES 2694 CLASS QG                                             4.50      01/15/2029           289,765
      49,443   FHLMC SERIES 2727 CLASS PW                                             3.57      06/15/2029            50,208
      91,000   FHLMC SERIES 2765 CLASS CT                                             4.00      03/15/2019            88,968
       5,773   FHLMC SERIES 2780 CLASS TB                                             3.00      12/15/2024             5,774
     201,000   FHLMC SERIES 2790 CLASS TN                                             4.00      05/15/2024           193,156
     191,000   FHLMC SERIES 2843 CLASS BC                                             5.00      08/15/2019           201,799
     104,000   FHLMC SERIES 2875 CLASS HB                                             4.00      10/15/2019           101,659
       1,000   FHLMC SERIES 2985 CLASS JR                                             4.50      06/15/2025             1,014
      19,908   FHLMC SERIES 3000 CLASS PA                                             3.90      01/15/2023            20,329
       2,000   FHLMC SERIES 3008 CLASS JM                                             4.50      07/15/2025             2,010
     395,642   FHLMC SERIES 3028 CLASS PG                                             5.50      09/15/2035           420,361
     124,185   FHLMC SERIES 3253 CLASS A                                              5.00      08/15/2020           129,511
      78,395   FHLMC SERIES 3325 CLASS JL                                             5.50      06/15/2037            82,876
     178,000   FHLMC SERIES 3372 CLASS BD                                             4.50      10/15/2022           181,119
     181,000   FHLMC SERIES 3455 CLASS MB                                             4.50      06/15/2023           183,212
      32,835   FHLMC SERIES 3465 CLASS HA                                             4.00      07/15/2017            33,742
      85,341   FIRST HORIZON ALTERNATIVE MORTGAGE SECURITY SERIES 2006-FA6
                  CLASS 2A10(i)                                                       6.00      11/25/2036            76,616
       6,533   FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 1999-C4
                  CLASS A2                                                            7.39      12/15/2031             6,574
     106,520   FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 2000-C2
                  CLASS A2                                                            7.20      10/15/2032           108,187
     111,000   FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 2001-C4
                  CLASS B                                                             6.42      12/12/2033           104,341
   1,382,779   FNMA SERIES 2001-81 CLASS HE                                           6.50      01/25/2032         1,486,272
     148,000   FNMA SERIES 2002-94 CLASS HQ                                           4.50      01/25/2018           155,152

                 Wells Fargo Advantage Variable Trust Funds 103


Portfolio of Investments--June 30, 2009 (Unaudited)

VT TOTAL RETURN BOND FUND

                                                                                    INTEREST     MATURITY
   PRINCIPAL   SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$     47,000   FNMA SERIES 2003-108 CLASS BE                                          4.00%     11/25/2018   $        47,053
      39,000   FNMA SERIES 2003-125 CLASS AY                                          4.00      12/25/2018            38,753
      52,367   FNMA SERIES 2003-15 CLASS CH                                           4.00      02/25/2017            53,561
      52,489   FNMA SERIES 2003-16 CLASS PN                                           4.50      10/25/2015            53,198
     184,000   FNMA SERIES 2003-3 CLASS HJ                                            5.00      02/25/2018           194,740
     136,373   FNMA SERIES 2003-30 CLASS ET                                           3.50      08/25/2016           138,303
     109,707   FNMA SERIES 2004-60 CLASS PA                                           5.50      04/25/2034           115,094
      33,000   FNMA SERIES 2004-80 CLASS LE                                           4.00      11/25/2019            32,452
      40,000   FNMA SERIES 2004-81 CLASS KE                                           4.50      11/25/2019            41,474
      93,653   FNMA SERIES 2005-58 CLASS MA                                           5.50      07/25/2035           100,037
     303,000   FNMA SERIES 2005-69 CLASS JM                                           4.50      08/25/2025           305,320
     206,000   FNMA SERIES 2007-113 CLASS DB                                          4.50      12/25/2022           209,187
     422,690   FNMA SERIES 2007-39 CLASS NA                                           4.25      01/25/2037           430,169
     146,239   FNMA SERIES 2007-77 CLASS MH                                           6.00      12/25/2036           154,653
      39,000   FNMA SERIES 2008-66 CLASS B                                            5.00      08/25/2023            40,593
      46,558   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-2
                  CLASS A3                                                            6.03      08/11/2033            46,614
     103,000   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2002-1A
                  CLASS A3                                                            6.27      12/10/2035           105,004
     281,000   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2005-C4
                  CLASS A4+/-                                                         5.51      11/10/2045           236,479
     152,852   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2000-C1
                  CLASS A2+/-                                                         7.72      03/15/2033           154,246
     210,347   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2000-C2
                  CLASS A2+/-                                                         7.46      08/16/2033           215,303
     255,539   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2000-C3
                  CLASS A2                                                            6.96      09/15/2035           263,939
     109,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2002-C3
                  CLASS A2                                                            4.93      07/10/2039           105,963
      79,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2003-C2
                  CLASS A2+/-                                                         5.49      05/10/2040            77,930
     626,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2003-C3
                  CLASS A4                                                            5.02      04/10/2040           568,996
     127,000   GNMA SERIES 2006-37 CLASS JG                                           5.00      07/20/2036           132,505
     202,000   GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES 2005-GG5
                  CLASS A5+/-                                                         5.22      04/10/2037           172,785
     336,000   GS MORTGAGE SECURITIES CORPORATION II SERIES 2001-GL3A
                  CLASS A2+/-++                                                       6.45      08/05/2018           335,258
     108,216   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                  SERIES 2000-C10 CLASS A2+/-                                         7.37      08/15/2032           109,372
     168,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                  SERIES 2001-CIB3 CLASS A3                                           6.47      11/15/2035           170,662
      76,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                  SERIES 2002-CIB5 CLASS A2                                           5.16      10/12/2037            74,201
     218,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                  SERIES 2003-PM1A CLASS A4+/-                                        5.33      08/12/2040           203,552
         696   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                  SERIES 2004-C3 CLASS A1                                             3.77      01/15/2042               694
      94,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                  SERIES 2005-CB13 CLASS A4+/-                                        5.28      01/12/2043            80,822
       2,963   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                  SERIES 2005-LDP2 CLASS A1                                           4.33      07/15/2042             2,959
      18,562   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                  SERIES 2005-LDP3 CLASS A1                                           4.66      08/15/2042            18,608
     140,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                  SERIES 2006-LDP7 CLASS A2+/-                                        5.86      04/15/2045           134,552
      45,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                  SERIES 2007-CB19 CLASS A2+/-                                        5.75      02/12/2049            42,128
      55,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 1999-C2
                  CLASS B                                                             7.43      10/15/2032            55,074
      56,979   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2000-C4
                  CLASS A2                                                            7.37      08/15/2026            58,338
     200,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2002-C2
                  CLASS A4                                                            5.59      06/15/2031           200,794
     125,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2002-C4
                  CLASS A5                                                            4.85      09/15/2031           123,124
      46,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2005-C2
                  CLASS A4                                                            5.00      04/15/2030            43,324
     285,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2006-C1
                  CLASS A2                                                            5.08      02/15/2031           276,217
     112,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2007-C1
                  CLASS A2                                                            5.32      02/15/2040           106,058
     108,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2007-C1
                  CLASS A3                                                            5.40      02/15/2040            87,847

                 104 Wells Fargo Advantage Variable Trust Funds


                             Portfolio of Investments--June 30, 2009 (Unaudited)

VT TOTAL RETURN BOND FUND

                                                                                    INTEREST     MATURITY
   PRINCIPAL   SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$    178,000   MORGAN STANLEY CAPITAL I SERIES 2003-T11 CLASS A4                      5.15%     06/13/2041   $       162,591
      79,000   MORGAN STANLEY CAPITAL I SERIES 2005-HQ6 CLASS A4A                     4.99      08/13/2042            67,492
      41,000   MORGAN STANLEY CAPITAL I SERIES 2005-T17 CLASS A5                      4.78      12/13/2041            35,563
     166,000   MORGAN STANLEY CAPITAL I SERIES 2007-IQ14 CLASS A2                     5.61      04/15/2049           152,068
      96,010   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2001-TOP1 CLASS A4         6.66      02/15/2033            97,404
     404,000   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2001-TOP5 CLASS A4         6.39      10/15/2035           414,155
     383,000   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2003-HQ2 CLASS A2          4.92      03/12/2035           361,285
     149,000   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2003-IQ5 CLASS A4          5.01      04/15/2038           141,181
     248,000   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2005-HQ5 CLASS AAB         5.04      01/14/2042           242,671
     150,000   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2005-HQ7 CLASS AAB+/-      5.18      11/14/2042           146,039
     181,000   NOMURA ASSET SECURITIES CORPORATION SERIES 1998-D6 CLASS A1C           6.69      03/15/2030           192,440
     106,699   SALOMON BROTHERS MORTGAGE SECURITIES SERIES 2000-C3 CLASS A2           6.59      12/18/2033           109,054
     122,506   SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 2002-KEY2 CLASS A2     4.47      03/18/2036           121,354
     519,811   US BANK NA SERIES 2007-1 CLASS A                                       5.92      05/25/2012           543,701
     167,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C1 CLASS A4        6.29      04/15/2034           169,689
      63,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C5 CLASS A2        3.99      06/15/2035            58,853
     489,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C6 CLASS A3+/-     4.96      08/15/2035           463,256
      27,329   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C7 CLASS A1++      4.24      10/15/2035            26,947
     116,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C8 CLASS A3        4.45      11/15/2035           111,114
      91,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C11 CLASS A4       5.03      01/15/2041            76,398
      94,218   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
                  2006-AR12 CLASS 1A1+/-(i)                                           6.05      10/25/2036            65,461
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $19,143,468)                                                      19,488,178
                                                                                                             ---------------
CORPORATE BONDS & NOTES: 19.10%
APPAREL & ACCESSORY STORES: 0.15%
     125,000   NORDSTROM INCORPORATED                                                 6.75      06/01/2014           129,939
                                                                                                             ---------------
BREWERY: 0.36%
     210,000   ANHEUSER-BUSCH INBEV WORLDWIDE INCORPORATED++                          7.75      01/15/2019           229,668
      85,000   ANHEUSER-BUSCH INBEV WORLDWIDE INCORPORATED++                          6.88      11/15/2019            88,144
                                                                                                                     317,812
                                                                                                             ---------------
CHEMICALS: 0.52%
     250,000   DOW CHEMICAL COMPANY                                                   7.60      05/15/2014           257,500
     205,000   DOW CHEMICAL COMPANY                                                   8.55      05/15/2019           205,365
                                                                                                                     462,865
                                                                                                             ---------------
CHEMICALS & ALLIED PRODUCTS: 0.42%
     165,000   AMGEN INCORPORATED                                                     6.40      02/01/2039           175,503
     185,000   SCHERING-PLOUGH CORPORATION                                            6.55      09/15/2037           198,391
                                                                                                                     373,894
                                                                                                             ---------------
COMMUNICATIONS: 2.11%
     555,000   COMCAST CABLE COMMUNICATIONS HOLDINGS INCORPORATED                     8.38      03/15/2013           632,700
     195,000   QWEST CORPORATION                                                      7.50      10/01/2014           185,981
      85,000   TIME WARNER CABLE INCORPORATED<<                                       6.75      06/15/2039            82,730
     425,000   VERIZON WIRELESS++                                                     7.38      11/15/2013           475,366
     140,000   VERIZON WIRELESS++                                                     8.50      11/15/2018           167,313
     260,000   VERIZON WIRELESS CAPITAL LLC++                                         3.75      05/20/2011           265,323
      70,000   VERIZON WIRELESS CAPITAL LLC++                                         5.55      02/01/2014            74,314
                                                                                                                   1,883,727
                                                                                                             ---------------
COMPUTER HARDWARE: 0.08%
      70,000   DELL INCORPORATED                                                      5.88      06/15/2019            71,449
                                                                                                             ---------------

                 Wells Fargo Advantage Variable Trust Funds 105


Portfolio of Investments--June 30, 2009 (Unaudited)

VT TOTAL RETURN BOND FUND

                                                                                    INTEREST     MATURITY
   PRINCIPAL   SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
CONSUMER PRODUCTS: 0.26%
$    235,000   FORTUNE BRANDS INCORPORATED                                            6.38%     06/15/2014   $       233,662
                                                                                                             ---------------
DEPOSITORY INSTITUTIONS: 2.36%
     160,000   BANK OF AMERICA CORPORATION                                            7.38      05/15/2014           165,283
      70,000   BANK OF AMERICA CORPORATION                                            5.38      06/15/2014            66,377
     130,000   BANK OF AMERICA CORPORATION                                            5.75      12/01/2017           115,756
     325,000   BANK OF AMERICA CORPORATION                                            7.63      06/01/2019           326,450
     250,000   CAPITAL ONE BANK USA NA                                                8.80      07/15/2019           255,406
     210,000   CITIGROUP INCORPORATED                                                 6.50      08/19/2013           203,989
     323,000   CITIGROUP INCORPORATED                                                 6.13      05/15/2018           282,516
     260,000   JPMORGAN CHASE & COMPANY                                               5.38      10/01/2012           272,292
     210,000   JPMORGAN CHASE & COMPANY                                               4.65      06/01/2014           209,446
     210,000   JPMORGAN CHASE & COMPANY                                               6.30      04/23/2019           211,211
                                                                                                                   2,108,726
                                                                                                             ---------------
ELECTRIC UTILITIES: 0.12%
     100,000   PROGRESS ENERGY INCORPORATED                                           6.85      04/15/2012           108,305
                                                                                                             ---------------
ELECTRIC, GAS & SANITARY SERVICES: 1.81%
     115,000   ALLEGHENY ENERGY SUPPLY++                                              8.25      04/15/2012           119,657
     365,000   DOMINION RESOURCES INCORPORATED PUTTABLEss                             8.88      01/15/2019           435,277
     205,000   DPL INCORPORATED                                                       6.88      09/01/2011           215,422
     165,000   DUKE ENERGY CORPORATION                                                6.30      02/01/2014           178,140
     300,000   NEVADA POWER COMPANY SERIES A                                          8.25      06/01/2011           319,593
     135,000   PACIFICORP                                                             6.25      10/15/2037           147,104
      40,000   PUBLIC SERVICE COMPANY OF COLORADO                                     5.13      06/01/2019            41,105
      55,000   SOUTHERN COMPANY                                                       4.15      05/15/2014            55,219
     105,000   VIRGINIA ELECTRIC AND POWER COMPANY                                    5.00      06/30/2019           105,895
                                                                                                                   1,617,412
                                                                                                             ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 0.50%
     110,000   CISCO SYSTEMS INCORPORATED                                             5.90      02/15/2039           108,327
     325,000   HEWLETT-PACKARD COMPANY                                                4.75      06/02/2014           339,281
                                                                                                                     447,608
                                                                                                             ---------------
FOOD & KINDRED PRODUCTS: 0.46%
      65,000   KRAFT FOODS INCORPORATED                                               6.75      02/19/2014            71,290
     330,000   KRAFT FOODS INCORPORATED                                               6.13      02/01/2018           341,195
                                                                                                                     412,485
                                                                                                             ---------------
HEALTH SERVICES: 0.16%
     180,000   COVENTRY HEALTH CARE INCORPORATED                                      5.95      03/15/2017           141,119
                                                                                                             ---------------
HOLDING & OTHER INVESTMENT OFFICES: 0.15%
     135,000   GOLDMAN SACHS GROUP INCORPORATED                                       5.15      01/15/2014           135,494
                                                                                                             ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.17%
     125,000   INTERNATIONAL BUSINESS MACHINES CORPORATION                            7.63      10/15/2018           149,410
                                                                                                             ---------------
INSURANCE CARRIERS: 0.31%
     116,000   LIBERTY MUTUAL GROUP++(i)                                              7.50      08/15/2036            79,940
     215,000   UNITEDHEALTH GROUP INCORPORATED                                        6.88      02/15/2038           199,004
                                                                                                                     278,944
                                                                                                             ---------------

                 106 Wells Fargo Advantage Variable Trust Funds


                             Portfolio of Investments--June 30, 2009 (Unaudited)

VT TOTAL RETURN BOND FUND

                                                                                    INTEREST     MATURITY
   PRINCIPAL   SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.97%
$    235,000   AMERICAN EXPRESS COMPANY                                               7.25%     05/20/2014   $       243,092
     145,000   AMERICAN EXPRESS COMPANY<<                                             8.15      03/19/2038           153,275
      20,000   CREDIT SUISSE NEW YORK                                                 6.00      02/15/2018            19,967
     300,000   JPMORGAN CHASE BANK NATIONAL SERIES BKNT                               6.00      10/01/2017           292,001
     180,000   JPMORGAN CHASE CAPITAL XXV                                             6.80      10/01/2037           154,800
                                                                                                                     863,135
                                                                                                             ---------------
OFFICE EQUIPMENT: 0.09%
      25,000   XEROX CORPORATION                                                      8.25      05/15/2014            25,997
      60,000   XEROX CORPORATION                                                      6.35      05/15/2018            53,550
                                                                                                                      79,547
                                                                                                             ---------------
OIL & GAS EXTRACTION: 1.26%
     230,000   ANADARKO PETROLEUM CORPORATION                                         7.63      03/15/2014           249,346
     255,000   ANADARKO PETROLEUM CORPORATION                                         8.70      03/15/2019           285,658
     250,000   VALERO ENERGY CORPORATION                                              9.38      03/15/2019           284,754
      75,000   WEATHERFORD INTERNATIONAL INCORPORATED                                 5.95      06/15/2012            78,308
      95,000   WEATHERFORD INTERNATIONAL INCORPORATED                                 6.35      06/15/2017            94,075
     125,000   XTO ENERGY INCORPORATED                                                5.75      12/15/2013           131,429
                                                                                                                   1,123,570
                                                                                                             ---------------
OTHER REVENUE: 0.12%
      95,000   TRANSCANADA PIPELINES LIMITED                                          7.63      01/15/2039           110,875
                                                                                                             ---------------
PHARMACEUTICALS: 0.88%
     165,000   EXPRESS SCRIPTS INCORPORATED                                           5.25      06/15/2012           170,470
     110,000   EXPRESS SCRIPTS INCORPORATED                                           6.25      06/15/2014           116,392
      75,000   PFIZER INCORPORATED                                                    7.20      03/15/2039            89,056
     384,000   ROCHE HOLDINGS INCORPORATED++                                          6.00      03/01/2019           409,452
                                                                                                                     785,370
                                                                                                             ---------------
PIPELINES: 1.09%
     265,000   ENERGY TRANSFER PARTNERS LP                                            8.50      04/15/2014           297,238
     200,000   ENERGY TRANSFER PARTNERS LP                                            9.00      04/15/2019           228,389
     425,000   KINDER MORGAN INCORPORATED                                             6.50      09/01/2012           415,438
      36,000   PLAINS ALL AMERICAN PIPELINE LP                                        6.50      05/01/2018            36,429
                                                                                                                     977,494
                                                                                                             ---------------
REAL ESTATE: 0.70%
     310,000   WEA FINANCE LLC++                                                      7.50      06/02/2014           307,373
     345,000   WEA FINANCE LLC++                                                      7.13      04/15/2018           320,205
                                                                                                                     627,578
                                                                                                             ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.34%
      60,000   HCP INCORPORATED SERIES MTN                                            6.30      09/15/2016            52,039
      55,000   HCP INCORPORATED SERIES MTN<<                                          6.70      01/30/2018            47,778
     190,000   HEALTH CARE PROPERTY INVESTORS INCORPORATED                            5.65      12/15/2013           172,986
      35,000   HEALTH CARE PROPERTY INVESTORS INCORPORATED                            6.00      01/30/2017            29,670
                                                                                                                     302,473
                                                                                                             ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 3.19%
     375,000   GOLDMAN SACHS CAPITAL II+/-                                            5.79      05/17/2049           228,544
     260,000   GOLDMAN SACHS GROUP INCORPORATED                                       5.45      11/01/2012           268,837
     230,000   GOLDMAN SACHS GROUP INCORPORATED                                       6.00      05/01/2014           240,042

                 Wells Fargo Advantage Variable Trust Funds 107


Portfolio of Investments--June 30, 2009 (Unaudited)

VT TOTAL RETURN BOND FUND

                                                                                    INTEREST     MATURITY
   PRINCIPAL   SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
$    120,000   GOLDMAN SACHS GROUP INCORPORATED                                       5.13%     01/15/2015   $       118,035
      95,000   GOLDMAN SACHS GROUP INCORPORATED                                       7.50      02/15/2019           101,723
     315,000   GOLDMAN SACHS GROUP INCORPORATED                                       6.75      10/01/2037           280,033
     240,000   LAZARD GROUP LLC                                                       7.13      05/15/2015           220,498
     215,000   LAZARD GROUP LLC                                                       6.85      06/15/2017           197,511
      50,000   MERRILL LYNCH & COMPANY INCORPORATED                                   5.45      02/05/2013            48,665
      65,000   MORGAN STANLEY                                                         5.30      03/01/2013            65,836
     645,000   MORGAN STANLEY                                                         6.00      05/13/2014           653,042
     100,000   MORGAN STANLEY<<                                                       7.30      05/13/2019           103,695
     195,000   MORGAN STANLEY SERIES MTN                                              5.95      12/28/2017           187,114
     140,000   MORGAN STANLEY SERIES MTN                                              6.63      04/01/2018           139,567
                                                                                                                   2,853,142
                                                                                                             ---------------
TOBACCO PRODUCTS: 0.52%
     215,000   ALTRIA GROUP INCORPORATED                                              9.70      11/10/2018           246,486
     190,000   ALTRIA GROUP INCORPORATED                                              9.95      11/10/2038           219,322
                                                                                                                     465,808
                                                                                                             ---------------
TOTAL CORPORATE BONDS & NOTES (COST $16,560,927)                                                                  17,061,843
                                                                                                             ---------------
FOREIGN CORPORATE BONDS@: 4.92%
     445,000   BRITISH SKY BROADCASTING GROUP PLC (COMMUNICATIONS)++                  9.50      11/15/2018           531,869
     165,000   BRITISH TELECOM PLC (COMMUNICATIONS)                                   9.13      12/15/2030           182,929
     190,000   CREDIT SUISSE NEW YORK (DEPOSITORY INSTITUTIONS)                       5.00      05/15/2013           194,241
     250,000   CREDIT SUISSE NEW YORK (DEPOSITORY INSTITUTIONS)                       5.50      05/01/2014           259,735
      80,000   DIAGEO PLC (FOOD & KINDRED PRODUCTS)                                   7.38      01/15/2014            90,516
     105,000   EXPORT-IMPORT BANK OF KOREA EIBKOR (DEPOSITORY INSTITUTIONS)           5.50      10/17/2012           106,937
     110,000   FRANCE TELECOM SA (COMMUNICATIONS)                                     7.75      03/01/2011           118,969
     125,000   FRANCE TELECOM SA (COMMUNICATIONS)                                     4.38      07/08/2014           125,972
     145,000   HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                            6.80      06/01/2038           145,720
      65,000   HUSKY ENERGY INCORPORATED (OIL & GAS EXTRACTION)                       5.90      06/15/2014            68,000
      85,000   HUSKY ENERGY INCORPORATED (OIL & GAS EXTRACTION)                       7.25      12/15/2019            92,869
     105,000   HUSKY ENERGY INCORPORATED (OIL & GAS EXTRACTION)                       6.80      09/15/2037           104,166
     130,000   HUTCHISON WHAMPOA INTERNATIONAL 09 LIMITED (DIVERSIFIED
                  OPERATIONS)++                                                       7.63      04/09/2019           144,188
     240,000   PETROBRAS INTERNATIONAL FINANCE COMPANY (OIL & GAS EXTRACTION)<<       7.88      03/15/2019           261,600
     250,000   RAS LAFFAN LIQUEFIED NATURAL GAS COMPANY LIMITED III (OIL &
                  GAS EXTRACTION)++                                                   6.33      09/30/2027           215,190
     360,000   RIO TINTO FINANCE USA LIMITED (DEPOSITORY INSTITUTIONS)                5.88      07/15/2013           362,256
     135,000   RIO TINTO FINANCE USA LIMITED (DEPOSITORY INSTITUTIONS)                9.00      05/01/2019           150,053
      65,000   ROGERS CABLE INCORPORATED (COMMUNICATIONS)                             5.50      03/15/2014            67,417
     365,000   ROGERS WIRELESS INCORPORATED (COMMUNICATIONS)                          6.38      03/01/2014           391,233
     185,000   TELECOM ITALIA CAPITAL SA (COMMUNICATIONS)                             7.18      06/18/2019           187,534
     175,000   TELEFONICA EMISIONES SAU (COMMUNICATIONS)                              5.98      06/20/2011           184,260
     105,000   TELEFONICA SA (COMMUNICATIONS)                                         5.88      07/15/2019           108,254
      95,000   THOMSON REUTERS CORPORATION (PRINTING, PUBLISHING & ALLIED
                  INDUSTRIES)                                                         5.95      07/15/2013            97,183
      55,000   WEATHERFORD INTERNATIONAL LIMITED (OIL & GAS EXTRACTION)               9.63      03/01/2019            64,702
     146,000   WESTFIELD GROUP++ (REIT - RESIDENTIAL & COMMERCIAL)                    5.40      10/01/2012           140,102
TOTAL FOREIGN CORPORATE BONDS (COST $4,250,167)                                                                    4,395,895
                                                                                                             ---------------
FOREIGN GOVERNMENT BONDS@: 1.26%
     545,000   PROVINCE OF ONTARIO CANADA                                             4.10      06/16/2014           555,796
     430,000   REPUBLIC OF KOREA                                                      7.13      04/16/2019           462,998
     100,000   REPUBLIC OF SOUTH AFRICA                                               6.88      05/27/2019           102,750
TOTAL FOREIGN GOVERNMENT BONDS (COST $1,079,177)                                                                   1,121,544
                                                                                                             ---------------

                 108 Wells Fargo Advantage Variable Trust Funds


                             Portfolio of Investments--June 30, 2009 (Unaudited)

VT TOTAL RETURN BOND FUND

                                                                                    INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
AGENCY SECURITIES: 49.99%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 15.71%
$    500,000   FHLMC%%                                                                5.00%     07/01/2019   $       516,875
     500,000   FHLMC%%                                                                5.50      07/01/2038           516,094
   1,000,000   FHLMC%%                                                                5.50      08/13/2038         1,028,438
       3,113   FHLMC #1B7562+/-                                                       5.98      11/01/2037             3,284
     189,480   FHLMC #1G1522+/-                                                       5.99      01/01/2037           197,863
      30,055   FHLMC #1G1614+/-                                                       5.92      03/01/2037            31,393
     113,600   FHLMC #1G2254+/-                                                       6.37      10/01/2037           118,661
      70,570   FHLMC #A78331                                                          6.00      03/01/2034            74,254
     150,062   FHLMC #A79090<<                                                        6.50      07/01/2034           161,132
     102,805   FHLMC #E01279                                                          5.50      01/01/2018           107,931
     139,214   FHLMC #E01497                                                          5.50      11/01/2018           146,002
     108,887   FHLMC #E01539                                                          5.50      12/01/2018           114,183
     120,574   FHLMC #G01737                                                          5.00      12/01/2034           123,244
   2,987,211   FHLMC #G01931                                                          5.50      10/01/2035         3,094,068
     560,305   FHLMC #G01938                                                          5.50      09/01/2035           580,348
     531,980   FHLMC #G04794                                                          5.50      01/01/2036           551,009
      96,143   FHLMC #G11594                                                          5.50      08/01/2019           101,455
      88,206   FHLMC #G11653<<                                                        5.50      12/01/2019            93,080
     380,351   FHLMC #G11658                                                          5.50      01/01/2020           400,177
     154,019   FHLMC #G11786                                                          5.00      10/01/2014           159,317
     185,136   FHLMC #G11850                                                          5.50      07/01/2020           194,786
     225,402   FHLMC #G11940                                                          5.50      05/01/2020           237,151
     174,321   FHLMC #G11944                                                          5.50      07/01/2020           183,408
     217,873   FHLMC #G11983                                                          5.50      01/01/2020           229,230
      67,487   FHLMC #G12258                                                          6.00      08/01/2016            71,869
     129,239   FHLMC #G12474                                                          5.50      01/01/2017           136,218
     279,347   FHLMC #G12674                                                          5.00      12/01/2021           290,678
     223,425   FHLMC #G12827                                                          5.50      02/01/2021           236,048
     131,982   FHLMC #G12888                                                          5.50      07/01/2018           139,439
      72,490   FHLMC #G13169                                                          5.50      06/01/2020            76,404
     175,211   FHLMC #G13330                                                          6.00      10/01/2019           186,589
   1,886,730   FHLMC #G13367                                                          5.50      12/01/2018         1,993,330
   1,281,614   FHLMC #G13387                                                          5.00      04/01/2023         1,333,600
     251,868   FHLMC #G18295                                                          6.00      01/01/2024           266,674
      66,708   FHLMC #J02372                                                          5.50      05/01/2020            70,394
      61,211   FHLMC #J02373                                                          5.50      05/01/2020            64,593
      77,212   FHLMC #J02376                                                          6.00      05/01/2020            81,984
      63,698   FHLMC #J04514                                                          5.50      03/01/2017            67,297
      55,822   FHLMC #PE2489                                                          6.00      08/15/2032            58,805
                                                                                                                  14,037,305
                                                                                                             ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 28.46%
   1,500,000   FNMA%%                                                                 5.50      07/01/2020         1,569,375
   1,000,000   FNMA%%                                                                 5.50      08/01/2020         1,043,125
   1,000,000   FNMA%%                                                                 5.50      07/01/2034         1,032,188
   3,000,000   FNMA%%                                                                 5.50      08/01/2034         3,085,314
   1,000,000   FNMA%%                                                                 6.50      08/01/2038         1,060,625
     500,000   FNMA%%                                                                 6.50      09/01/2038           528,125
     139,927   FNMA #190129                                                           6.00      11/01/2023           147,206
     217,440   FNMA #190338                                                           5.50      07/01/2033           225,626
     384,416   FNMA #310017                                                           7.00      06/01/2035           448,187
     233,776   FNMA #462404+/-<<                                                      6.28      09/01/2037           242,144
       6,505   FNMA #725068<<                                                         5.50      01/01/2019             6,874

                 Wells Fargo Advantage Variable Trust Funds 109


Portfolio of Investments--June 30, 2009 (Unaudited)

VT TOTAL RETURN BOND FUND

                                                                                    INTEREST     MATURITY
   PRINCIPAL   SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$    196,355   FNMA #725423<<                                                         5.50%     05/01/2034   $       203,747
     215,037   FNMA #725424                                                           5.50      04/01/2034           223,132
     580,755   FNMA #725598                                                           5.50      07/01/2034           602,256
     210,095   FNMA #725866                                                           4.50      09/01/2034           210,586
     434,401   FNMA #725946                                                           5.50      11/01/2034           450,483
     139,363   FNMA #735503                                                           6.00      04/01/2035           146,770
      24,036   FNMA #735504<<                                                         6.00      04/01/2035            25,343
   1,492,824   FNMA #735667                                                           5.00      07/01/2035         1,526,121
     867,022   FNMA #735676                                                           5.00      07/01/2035           886,361
     106,038   FNMA #745238                                                           6.00      12/01/2020           113,056
   1,516,140   FNMA #745751                                                           5.50      09/01/2035         1,573,218
      51,532   FNMA #745914                                                           7.00      08/01/2028            56,673
      32,371   FNMA #745954                                                           7.00      07/01/2032            35,542
     146,203   FNMA #888560                                                           6.00      11/01/2035           153,972
     143,254   FNMA #888635                                                           5.50      09/01/2036           148,647
     120,072   FNMA #888911+/-                                                        6.11      11/01/2037           125,577
     246,070   FNMA #888941+/-                                                        6.04      10/01/2037           256,962
   1,815,146   FNMA #889069<<                                                         5.50      01/01/2021         1,918,269
     177,344   FNMA #889115                                                           5.50      12/01/2019           187,143
     403,367   FNMA #889183<<                                                         5.50      09/01/2021           426,284
     401,207   FNMA #889213<<                                                         5.50      10/01/2020           423,749
   1,077,551   FNMA #889318                                                           5.50      07/01/2020         1,138,769
     391,748   FNMA #889568                                                           5.50      03/01/2020           414,004
      81,998   FNMA #905629+/-                                                        6.11      12/01/2036            85,724
      99,636   FNMA #906403+/-                                                        6.02      01/01/2037           104,008
     123,605   FNMA #906404+/-                                                        5.94      01/01/2037           129,006
      83,140   FNMA #909569+/-                                                        5.88      02/01/2037            86,690
      61,155   FNMA #910293+/-                                                        5.94      03/01/2037            63,811
     101,818   FNMA #914819+/-                                                        5.98      04/01/2037           106,254
      30,511   FNMA #917828+/-                                                        5.75      05/01/2037            31,935
      76,487   FNMA #944357                                                           6.00      06/01/2022            81,084
     234,830   FNMA #945032+/-                                                        5.77      08/01/2037           246,655
      79,028   FNMA #945657+/-                                                        6.21      09/01/2037            82,549
     112,623   FNMA #946228+/-                                                        6.13      09/01/2037           117,635
     139,764   FNMA #949593                                                           6.00      08/01/2022           148,163
     154,918   FNMA #985624                                                           6.00      04/01/2034           163,345
     320,132   FNMA #995092                                                           6.50      12/01/2037           339,554
     572,773   FNMA #995182                                                           5.50      12/01/2049           604,955
     469,810   FNMA #995485                                                           6.00      02/01/2049           495,365
     262,039   FNMA #995486                                                           6.00      02/01/2049           276,293
     594,086   FNMA #995487                                                           6.00      02/01/2049           626,401
     174,832   FNMA #995495                                                           6.00      12/01/2032           184,670
     267,386   FNMA #995508                                                           6.00      02/01/2039           281,596
     147,572   FNMA #995511                                                           5.50      02/01/2049           155,725
      93,980   FNMA #995537                                                           6.00      10/01/2036            98,827
     278,490   FNMA #995664                                                           4.50      04/01/2039           279,663
                                                                                                                  25,425,361
                                                                                                             ---------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 5.82%
   2,500,000   GNMA%%                                                                 6.00      07/01/2034         2,603,130
     500,000   GNMA%%                                                                 4.50      07/01/2039           497,658
   1,000,000   GNMA%%                                                                 4.50      08/01/2039           991,565
     500,000   GNMA%%                                                                 5.00      08/01/2039           506,251

                 110 Wells Fargo Advantage Variable Trust Funds


                             Portfolio of Investments--June 30, 2009 (Unaudited)

VT TOTAL RETURN BOND FUND

                                                                                    INTEREST     MATURITY
   PRINCIPAL   SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (continued)
$    563,125   GNMA #782044                                                           6.50%     12/15/2032   $       603,766
                                                                                                                   5,202,370
                                                                                                             ---------------
TOTAL AGENCY SECURITIES (COST $43,934,561)                                                                        44,665,036
                                                                                                             ---------------
US TREASURY SECURITIES: 11.57%
US TREASURY BONDS: 4.74%
     200,000   US TREASURY BOND<<                                                     7.13      02/15/2023           261,344
     536,000   US TREASURY BOND<<                                                     6.25      05/15/2030           679,547
   1,002,000   US TREASURY BOND<<                                                     5.38      02/15/2031         1,150,108
   2,483,000   US TREASURY BOND<<                                                     3.50      02/15/2039         2,147,025
                                                                                                                   4,238,024
                                                                                                             ---------------
US TREASURY NOTES: 6.83%
     148,000   US TREASURY NOTE<<                                                     0.88      05/31/2011           147,469
     428,000   US TREASURY NOTE<<                                                     1.88      06/15/2012           431,112
     314,000   US TREASURY NOTE<<                                                     1.88      04/30/2014           304,702
     735,000   US TREASURY NOTE<<                                                     2.25      05/31/2014           725,122
   1,490,000   US TREASURY NOTE                                                       2.63      06/30/2014         1,494,664
   1,179,000   US TREASURY NOTE<<                                                     2.75      02/15/2019         1,104,204
   1,955,000   US TREASURY NOTE<<                                                     3.13      05/15/2019         1,890,856
                                                                                                                   6,098,129
                                                                                                             ---------------
TOTAL US TREASURY SECURITIES (COST $10,332,289)                                                                   10,336,153
                                                                                                             ---------------
COLLATERAL FOR SECURITIES LENDING: 12.87%

      SHARES
------------
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.42%
     539,361   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                      539,361
     539,361   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                          539,361
     539,361   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                            539,361
     539,361   DWS MONEY MARKET SERIES INSTITUTIONAL                                                                 539,361
                                                                                                                   2,157,444
                                                                                                             ---------------

   PRINCIPAL
------------
COLLATERAL INVESTED IN OTHER ASSETS: 10.45%
$    277,385   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                            0.32      07/01/2009           277,385
      84,757   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                        0.60      07/02/2009            84,755
      15,410   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                        0.60      07/06/2009            15,409
     215,744   AMSTEL FUNDING CORPORATION++(p)                                        1.50      07/01/2009           215,744
      77,052   ANTALIS US FUNDING CORPORATION++(p)                                    0.28      07/06/2009            77,049
     131,142   ANTALIS US FUNDING CORPORATION++(p)                                    0.35      07/24/2009           131,112
      88,609   BANK OF IRELAND                                                        0.40      07/01/2009            88,609
     130,988   BANK OF IRELAND                                                        0.60      07/02/2009           130,988
     196,481   BNP PARIBAS (PARIS)                                                    0.25      07/01/2009           196,481
      23,115   BNP PARIBAS (PARIS)                                                    0.26      07/01/2009            23,115
     254,270   BRYANT BANK FUNDING LLC++(p)                                           0.29      07/15/2009           254,241
       8,476   CALCASIEU PARISH LA+/-ss                                               0.75      12/01/2027             8,476
      24,656   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss            0.60      06/01/2028            24,656
     231,155   CALYON (GRAND CAYMAN)                                                  0.25      07/01/2009           231,155
     155,161   CHEYNE FINANCE LLC+/-++(i)####(a)                                      0.00      02/25/2008             2,560
      20,438   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                              1.00      10/01/2038            20,438

                 Wells Fargo Advantage Variable Trust Funds 111


Portfolio of Investments--June 30, 2009 (Unaudited)

VT TOTAL RETURN BOND FUND

                                                                                    INTEREST     MATURITY
   PRINCIPAL   SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     38,526   COOK COUNTY IL+/-ss                                                    0.90%     11/01/2030   $        38,526
   1,227,431   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE $1,227,434)                                         0.10      07/01/2009         1,227,431
     215,744   DANSKE BANK A/S COPENHAGEN                                             0.30      07/01/2009           215,744
     130,988   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                           1.50      12/15/2037           130,988
      92,462   DEXIA BANK (GRAND CAYMAN)                                              0.25      07/01/2009            92,462
     123,282   DEXIA DELAWARE LLC                                                     0.36      07/06/2009           123,276
     215,744   E.ON AG++                                                              0.32      07/30/2009           215,689
     100,167   EBBETS FUNDING LLC(p)                                                  0.45      07/01/2009           100,167
      61,641   EBBETS FUNDING LLC(p)                                                  0.50      07/01/2009            61,641
      46,231   ELYSIAN FUNDING LLC++(p)                                               0.50      07/01/2009            46,231
      69,346   ELYSIAN FUNDING LLC++(p)                                               0.50      07/07/2009            69,341
     215,744   FORTIS FUNDING LLC++                                                   0.24      07/01/2009           215,744
      77,052   GDF SUEZ++                                                             0.32      07/07/2009            77,047
     211,753   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $211,753)                0.05      07/01/2009           211,753
     215,744   GOVCO INCORPORATED++(p)                                                0.15      07/01/2009           215,744
      38,526   GRAMPIAN FUNDING LLC++(p)                                              0.42      07/02/2009            38,525
      26,968   GRAMPIAN FUNDING LLC++(p)                                              0.45      07/06/2009            26,966
     104,020   GRAMPIAN FUNDING LLC++(p)                                              0.45      07/07/2009           104,012
     314,155   GRYPHON FUNDING LIMITED(i)(a)                                          0.00      08/23/2009            96,791
      12,714   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                  0.80      11/01/2042            12,714
      62,412   HOUSTON TX UTILITY SYSTEM+/-ss                                         0.40      05/15/2034            62,412
      22,037   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                0.32      07/01/2029            22,037
      15,410   INDIANA MUNICIPAL POWER AGENCY+/-ss                                    0.47      01/01/2018            15,410
      26,968   IRISH LIFE & PERMANENT PLC++                                           0.60      07/02/2009            26,968
      11,558   IRISH LIFE & PERMANENT PLC++                                           0.60      07/06/2009            11,557
      53,936   IRISH LIFE & PERMANENT PLC++                                           0.60      07/07/2009            53,931
     920,450   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $920,452)                0.08      07/01/2009           920,450
      23,115   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                 0.47      04/15/2025            23,115
     215,744   KBC BANK NV BRUSSELS                                                   0.35      07/01/2009           215,744
      84,757   LIBERTY STREET FUNDING CORPORATION++(p)                                0.29      07/27/2009            84,739
     192,629   MASSACHUSETTS HEFA+/-ss                                                0.25      10/01/2034           192,629
     192,629   MATCHPOINT MASTER TRUST++(p)                                           0.28      07/24/2009           192,594
      30,821   MISSISSIPPI STATE GO+/-ss                                              1.00      11/01/2028            30,821
      23,115   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                              0.32      02/01/2036            23,115
     211,892   NATIXIS                                                                0.13      07/01/2009           211,892
      15,410   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                               2.75      01/01/2018            15,410
      38,526   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                               0.37      01/01/2034            38,526
     228,858   REGENCY MARKETS #1 LLC++(p)                                            0.35      07/02/2009           228,856
     115,577   ROMULUS FUNDING CORPORATION++(p)                                       0.87      07/01/2009           115,577
      77,052   SCALDIS CAPITAL LIMITED++(p)                                           0.40      07/07/2009            77,046
      46,231   SCALDIS CAPITAL LIMITED++(p)                                           0.45      07/01/2009            46,231
      53,936   SCALDIS CAPITAL LIMITED++(p)                                           0.45      07/02/2009            53,935
      38,526   SCALDIS CAPITAL LIMITED++(p)                                           0.45      07/06/2009            38,523
      38,526   SHEFFIELD RECEIVABLES CORPORATION++(p)                                 0.29      07/30/2009            38,517
     215,744   SOCIETE GENERALE BANNON LLC                                            0.25      07/07/2009           215,744
     112,634   STARBIRD FUNDING CORPORATION++(p)                                      0.30      07/31/2009           112,606
      92,462   STRAIGHT-A FUNDING LLC++(p)                                            0.27      07/23/2009            92,447
      46,231   TICONDEROGA MASTER FUNDING LIMITED++(p)                                0.30      07/27/2009            46,221
      50,854   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                      0.40      07/01/2032            50,854
     217,285   UBS AG (STAMFORD CT)                                                   0.28      07/31/2009           217,285
     217,285   UNICREDITO ITALIANO (NEW YORK)                                         0.44      08/03/2009           217,285
      23,115   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                      0.43      12/15/2040            23,115
      69,346   VERSAILLES CP LLC++(p)                                                 0.50      07/01/2009            69,346

                 112 Wells Fargo Advantage Variable Trust Funds


                             Portfolio of Investments--June 30, 2009 (Unaudited)

VT TOTAL RETURN BOND FUND

                                                                                    INTEREST     MATURITY
   PRINCIPAL   SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     26,968   VERSAILLES CP LLC++(P)                                                 0.50%     07/07/2009   $        26,966
     267,586   VICTORIA FINANCE LLC+/-++(i)####(a)                                    0.33      05/02/2008           117,738
     268,674   VICTORIA FINANCE LLC+/-++(i)####(a)                                    0.34      08/07/2008           118,217
     424,095   VICTORIA FINANCE LLC+/-++(i)####(a)                                    0.60      04/03/2008           186,602
                                                                                                                   9,337,426
                                                                                                             ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $12,016,612)                                                        11,494,870
                                                                                                             ---------------

      SHARES                                                                          YIELD
------------                                                                        --------
SHORT-TERM INVESTMENTS: 4.57%
   4,083,288   WELLS FARGO ADVANTAGE CASH INVESTMENT FUND~+++                         0.50%                        4,083,288
                                                                                                             ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $4,083,288)                                                                     4,083,288
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $116,771,880)*                                                      132.15%                            $   118,060,013
OTHER ASSETS AND LIABILITIES, NET                                         (32.15)                                (28,719,921)
                                                                          ------                             ---------------
TOTAL NET ASSETS                                                          100.00%                            $    89,340,092
                                                                          ------                             ---------------

                 Wells Fargo Advantage Variable Trust Funds 113


Portfolio of Investments--June 30, 2009 (Unaudited)

VT TOTAL RETURN BOND FUND

                                                                                    INTEREST     MATURITY
   PRINCIPAL   SECURITY NAME                                                          RATE         DATE           VALUE
------------   ------------------------------------------------------------------   --------   -----------   ---------------
SCHEDULE OF TBA SALE COMMITMENTS: (9.88%)
$ (1,500,000)  FHLMC%%                                                                5.00%     07/01/2019   $    (1,550,625)
    (500,000)  FHLMC%%                                                                5.00      08/01/2019          (515,000)
  (1,500,000)  FNMA%%                                                                 5.50      07/01/2020        (1,569,375)
  (1,500,000)  FNMA%%                                                                 5.50      08/01/2020        (1,564,688)
    (500,000)  FNMA%%                                                                 5.00      07/01/2033          (509,063)
  (1,000,000)  FNMA%%                                                                 5.50      07/01/2034        (1,032,188)
  (2,000,000)  FNMA%%                                                                 6.00      07/01/2034        (2,090,000)
TOTAL SCHEDULE OF TBA SALE COMMITMENTS (PROCEEDS $(8,782,501)                                                $    (8,830,939)
                                                                                                             ---------------

----------
+/-  Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(i)  Illiquid security.

<<   All or a portion of this security is on loan. (See Note 2)

ss These securities are subject to a demand feature which reduces the effective maturity.

@    Foreign bond principal is denominated in US Dollars.

%%   Securities issued on a when-issued (TBA) basis. (See Note 2)

(p)  Asset-backed Commercial Paper.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $4,083,288.

* Cost for federal income tax purposes is $117,082,439 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $ 2,733,798
Gross unrealized depreciation                 (1,756,224)
                                             -----------
Net unrealized appreciation (depreciation)   $   977,574

The accompanying notes are an integral part of these financial statements.

                 114 Wells Fargo Advantage Variable Trust Funds


                 Statements of Assets and Liabilities--June 30, 2009 (Unaudited)

                                                                               VT Asset        VT C&B
                                                                              Allocation      Large Cap
                                                                                 Fund        Value Fund
                                                                            -------------   ------------
ASSETS
   Investments
      In securities, at value (including securities on loan) ............    $105,571,028    $12,379,101
      Collateral received for securities loaned (Note 2) ................      41,532,790      1,128,684
      In affiliates .....................................................       3,536,812         40,299
      In repurchase agreements ..........................................               0              0
                                                                             ------------    -----------
   Total investments at value (see cost below) ..........................     150,640,630     13,548,084
                                                                             ------------    -----------
   Cash .................................................................          50,000         50,000
   Receivable for Fund shares issued ....................................           2,751              0
   Foreign currency, at value ...........................................               0              0
   Receivable for investments sold ......................................          50,681      5,083,604
   Receivables for dividends and interest ...............................         592,505         60,950
   Prepaid temporary government guarantee program (Note 8) ..............               0              0
                                                                             ------------    -----------
Total assets ............................................................     151,336,567     18,742,638
                                                                             ------------    -----------
LIABILITIES
   Payable for daily variation margin on futures contracts ..............         134,866              0
   Payable for investments purchased ....................................         106,682         98,228
   Payable upon return of securities loaned (Note 2) ....................      43,094,534      1,152,282
   Payable to investment advisor and affiliates (Note 3) ................          76,356          6,862
   Accrued expenses and other liabilities ...............................          72,065         12,419
                                                                             ------------    -----------
Total liabilities .......................................................      43,484,503      1,269,791
                                                                             ------------    -----------
TOTAL NET ASSETS ........................................................    $107,852,064    $17,472,847
                                                                             ============    ===========
NET ASSETS CONSIST OF
   Paid-in capital ......................................................    $158,407,414    $26,250,835
   Undistributed/overdistributed net investment income (loss) ...........          60,627         18,448
   Undistributed net realized gain (loss) on investments ................     (33,032,452)    (5,062,781)
   Net unrealized appreciation (depreciation) of investments, foreign currencies and translation of assets and liabilities denominated
      in foreign currencies .............................................     (15,119,118)    (3,715,727)
   Net unrealized appreciation (depreciation) from investments of
      collateral received for securities loaned .........................      (1,198,096)       (17,928)
   Net unrealized appreciation (depreciation) of futures ................      (1,266,311)             0
                                                                             ------------    -----------
TOTAL NET ASSETS ........................................................    $107,852,064    $17,472,847
                                                                             ============    ===========
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE (1)
   Net assets ...........................................................    $107,852,064    $17,472,847
   Shares outstanding ...................................................      11,960,549      2,407,665
   Net asset value and offering price per share .........................    $       9.02    $      7.26
                                                                             ------------    -----------
Investments at cost .....................................................    $166,957,844    $17,281,739
                                                                             ------------    -----------
Foreign currencies at cost ..............................................    $          0    $         0
                                                                             ------------    -----------
Securities on loan, at value (Note 2) ...................................    $ 41,332,930    $ 1,161,835
                                                                             ------------    -----------

----------
(1.) Each Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

                 Wells Fargo Advantage Variable Trust Funds 115


Statements of Assets and Liabilities--June 30, 2009 (Unaudited)

                                   VT           VT Large       VT Large       VT Money         VT
 VT Discovery    VT Equity    International      Company       Company         Market     Opportunity
     Fund       Income Fund     Core Fund       Core Fund     Growth Fund       Fund          Fund
-------------   -----------   -------------   ------------   ------------   -----------   ------------


$ 113,884,957   $39,457,618    $ 16,795,474   $  9,582,659   $ 52,386,955   $51,109,000   $403,887,978
   39,424,108     2,053,046         524,305        817,994      3,459,302             0     39,868,738
    1,321,704       729,874         321,754        112,247        328,112             0     10,089,555
            0             0               0              0              0     2,756,683              0
-------------   -----------    ------------   ------------   ------------   -----------   ------------
  154,630,769    42,240,538      17,641,533     10,512,900     56,174,369    53,865,683    453,846,271
-------------   -----------    ------------   ------------   ------------   -----------   ------------
            0        50,000          50,000         50,000         50,000        50,000              0
       19,358           235               0              0            202             0          5,572
            0             0          72,190              0              0             0              0
    2,741,459             0         204,250        148,208        211,511             0        656,381
       31,023        32,552         102,534          5,263         17,111        23,294        326,384
            0             0               0              0              0         4,490              0
-------------   -----------    ------------   ------------   ------------   -----------   ------------
  157,422,609    42,323,325      18,070,507     10,716,371     56,453,193    53,943,467    454,834,608
-------------   -----------    ------------   ------------   ------------   -----------   ------------

            0             0               0              0              0             0              0
    1,825,233             0         559,260        117,546              0       748,391        125,278
   40,802,559     2,167,534         527,954        849,778      3,635,885             0     43,217,524
       87,579        24,630           6,371            177         34,151        16,875        349,806
       60,960        27,994           4,617         19,417         23,636        29,694         58,143
-------------   -----------    ------------   ------------   ------------   -----------   ------------
   42,776,331     2,220,158       1,098,202        986,918      3,693,672       794,960     43,750,751
-------------   -----------    ------------   ------------   ------------   -----------   ------------
$ 114,646,278   $40,103,167    $ 16,972,305   $  9,729,453   $ 52,759,521   $53,148,507   $411,083,857
=============    ==========    ============   ============   ============   ===========   ============

$ 266,294,038   $54,126,073    $ 27,797,068   $ 28,625,243   $ 92,521,922   $53,146,358   $525,121,917
     (270,471)        8,686         830,070        243,891        410,383           151        934,226
 (154,990,844)   (4,072,743)    (12,625,928)   (15,239,463)   (33,313,006)        1,998    (94,393,336)


    4,481,564    (9,891,082)        973,280     (3,878,484)    (6,721,681)            0    (18,464,407)

     (868,009)      (67,767)         (2,185)       (21,734)      (138,097)            0     (2,114,543)
            0             0               0              0              0             0              0
-------------    ----------    ------------   ------------   ------------   -----------   ------------
$ 114,646,278   $40,103,167    $ 16,972,305   $  9,729,453   $ 52,759,521   $53,148,507   $411,083,857
=============   ===========    ============   ============   ============   ===========   ============

$ 114,646,278   $40,103,167    $ 16,972,305   $  9,729,453   $ 52,759,521   $53,148,507   $411,083,857
    9,270,019     4,179,377       3,926,390        928,417      7,242,089    53,149,217     33,964,211
$       12.37   $      9.60    $       4.32   $      10.48   $       7.29   $      1.00   $      12.10
-------------    ----------    ------------   ------------   ------------   -----------   ------------
$ 151,017,214   $52,199,387    $ 16,671,775   $ 14,413,118   $ 63,034,147   $53,865,683   $474,425,221
-------------   -----------    ------------   ------------   ------------   -----------   ------------
$           0   $         0    $     71,392   $          0   $          0   $         0   $          0
-------------   -----------    ------------   ------------   ------------   -----------   ------------
$  39,845,702   $ 2,065,195    $    531,576   $    804,355   $  3,396,520   $         0   $ 38,501,463
-------------   -----------    ------------   ------------   ------------   -----------   ------------

                 116 Wells Fargo Advantage Variable Trust Funds


                 Statements of Assets and Liabilities--June 30, 2009 (Unaudited)

                                                                                     VT Small/Mid     VT Total
                                                                      VT Small Cap     Cap Value       Return
                                                                      Growth Fund        Fund         Bond Fund
                                                                     -------------   ------------   ------------
ASSETS
   Investments
      In securities, at value (including securities on loan) .....   $133,606,205    $ 8,363,189    $102,481,855
      Collateral received for securities loaned (Note 2) .........     32,209,301              0      11,494,870
      In affiliates ..............................................      5,492,817        232,640       4,083,288
                                                                     ------------    -----------    ------------
   Total investments at value (see cost below) ...................    171,308,323      8,595,829     118,060,013
                                                                     ------------    -----------    ------------
   Cash ..........................................................         50,000              0          50,000
   Receivable for Fund shares issued .............................          9,295         10,504           3,339
   Receivable for investments sold ...............................      1,736,363          5,334      27,946,873
   Receivables for dividends and interest ........................         11,988         27,791         817,522
   Prepaid expenses and other assets .............................              0          4,506               0
                                                                     ------------    -----------    ------------
Total assets .....................................................    173,115,969      8,643,964     146,877,747
                                                                     ------------    -----------    ------------
LIABILITIES
   Securities sold short, at value ...............................              0              0       8,830,939
   Payable for investments purchased .............................        925,930         21,387      35,979,343
   Dividends payable .............................................              0              0         341,622
   Payable upon return of securities loaned (Note 2) .............     34,438,127              0      12,167,997
   Payable to investment advisor and affiliates (Note 3) .........        123,485          1,388          12,636
   Accrued expenses and other liabilities ........................         92,487              0         205,118
                                                                     ------------    -----------    ------------
Total liabilities ................................................     35,580,029         22,775      57,537,655
                                                                     ------------    -----------    ------------
TOTAL NET ASSETS .................................................   $137,535,940    $ 8,621,189    $ 89,340,092
                                                                     ============    ===========    ============
NET ASSETS CONSIST OF
   Paid-in capital ...............................................    200,915,168     14,567,756    $ 89,369,219
   Undistributed/overdistributed net investment income (loss) ....       (400,430)       159,693        (172,363)
   Undistributed net realized gain (loss) on investments .........    (40,005,820)    (2,344,532)     (1,096,459)
   Net unrealized appreciation (depreciation) of investments, foreign currencies and translation of assets and
      liabilities denominated in foreign currencies ..............    (21,566,293)    (3,761,728)      1,809,875
   Net unrealized appreciation (depreciation) from investments
      of collateral received for securities loaned ...............     (1,406,685)             0        (521,742)
   Net unrealized appreciation (depreciation) of options,
   swap agreements, MMD rate locks and short sales ...............              0              0         (48,438)
                                                                     ------------    -----------    ------------
TOTAL NET ASSETS .................................................   $137,535,940    $ 8,621,189    $ 89,340,092
                                                                     ============    ===========    ============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE (1)
   Net assets ....................................................   $137,535,940    $ 8,621,189    $ 89,340,092
   Shares outstanding ............................................     27,160,525      1,477,716       8,889,285
   Net asset value and offering price per share ..................   $       5.06    $      5.83    $      10.05
                                                                     ------------    -----------    ------------
Investments at cost ..............................................   $194,281,301    $12,357,557    $116,771,880
                                                                     ------------    -----------    ------------
Securities on loan, at value (Note 2) ............................   $ 31,769,432    $         0    $ 11,228,170
                                                                     ------------    -----------    ------------

----------
(1.) Each Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                 118 Wells Fargo Advantage Variable Trust Funds


    Statements of Operations--For the Six Months Ended June 30, 2009 (Unaudited)

                                                                   VT Asset      VT C&B
                                                                  Allocation    Large Cap
                                                                     Fund       Value Fund
                                                                 -----------   -----------
INVESTMENT INCOME
   Dividends(1) ..............................................   $   815,484   $   241,952
   Interest ..................................................       778,773             0
   Income from affiliated securities .........................        25,021         1,304
   Securities lending income .................................        80,532         1,007
                                                                 -----------   -----------
Total investment income ......................................     1,699,810       244,263
                                                                 -----------   -----------
   EXPENSES
   Advisory fees .............................................       292,849        45,135
   Administration fees .......................................        85,193        13,130
   Custody fees ..............................................        10,649         1,641
   Accounting fees ...........................................        13,332        10,533
   Distribution fees (Note 3) ................................       133,113        20,516
   Professional fees .........................................        17,363        15,411
   Shareholder reports .......................................        31,073        14,022
   Trustees' fees ............................................         5,289         5,289
   Temporary government guarantee program (Note 8) ...........             0             0
   Other fees and expenses ...................................        13,860           643
                                                                 -----------   -----------
Total expenses ...............................................       602,721       126,320
                                                                 -----------   -----------
LESS
   Waived fees and reimbursed expenses (Note 3) ..............       (70,267)      (44,258)
   Net expenses ..............................................       532,454        82,062
                                                                 -----------   -----------
Net investment income (loss) .................................     1,167,356       162,201
                                                                 -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency
      translation ............................................    (2,217,386)   (2,565,885)
   Forward Foreign Currency Contracts ........................             0             0
   Futures transactions ......................................     2,591,274             0
   Affiliated Securities .....................................       (68,184)            0
                                                                 -----------   -----------
Net realized gain and loss from investments ..................       305,704    (2,565,885)
                                                                 -----------   -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency
      translation ............................................    (6,320,888)    3,098,670
   Investments of collateral received for securities loaned ..      (146,253)       (4,251)
   Futures transactions ......................................     1,294,499             0
                                                                 -----------   -----------
Net change in unrealized appreciation (depreciation) of
   investments ...............................................    (5,172,642)    3,094,419
                                                                 -----------   -----------
Net realized and unrealized gain (loss) on investments .......    (4,866,938)      528,534
                                                                 -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ................................................   $(3,699,582)  $   690,735
                                                                 -----------   -----------
1. Net of foreign withholding taxes of .......................   $       139   $     2,694

The accompanying notes are an integral part of these financial statements.

                 Wells Fargo Advantage Variable Trust Funds 119


Statements of Operations--For the Six Months Ended June 30, 2009 (Unaudited)

                                  VT           VT Large      VT Large     VT Money        VT
VT Discovery    VT Equity    International     Company       Company       Market     Opportunity
    Fund       Income Fund     Core Fund      Core Fund    Growth Fund     Fund          Fund
------------   -----------   -------------   -----------   -----------   ---------   ------------

$    282,848   $   619,115    $   373,401    $    94,609    $  386,525    $      0   $  2,792,636
           0             0              0              0             0     286,036            116
      12,840         1,551          1,505            319         1,853           0         73,031
      49,576        14,272            456            677        21,242           0         39,917
------------   -----------    -----------    -----------    ----------    --------   ------------
     345,264       634,938        375,362         95,605       409,620     286,036      2,905,700
------------   -----------    -----------    -----------    ----------    --------   ------------

     402,061       104,077         60,777         24,591       131,356      86,969      1,381,874
      85,773        30,277         12,966          7,154        38,212      46,384        294,800
      10,722         3,785          8,104            894         4,777       5,798         36,850
      10,659        11,173          8,879         10,310        11,429      11,542         13,873
     133,262        47,307         20,259         11,178        59,707      72,474        460,625
      17,373        15,942         13,649         15,411        15,622      15,622         25,832
      71,877        14,566         18,745          9,316        23,151      44,394         73,901
       5,289         5,289          5,289          5,289         5,289       5,289          5,289
           0             0              0              0             0      10,503              0
       1,678         1,012            709          7,160         1,114         543         38,367
------------   -----------    -----------    -----------    ----------    --------   ------------
     738,694       233,428        149,377         91,303       290,657     299,518      2,331,411
------------   -----------    -----------    -----------    ----------    --------   ------------

    (122,959)      (44,198)       (68,342)       (46,593)      (51,825)    (74,448)      (359,937)
     615,735       189,230         81,035         44,710       238,832     225,070      1,971,474
------------   -----------    -----------    -----------    ----------    --------   ------------
    (270,471)      445,708        294,327         50,895       170,788      60,966        934,226
------------   -----------    -----------    -----------    ----------    --------   ------------


 (28,022,260)     (337,039)    (9,002,168)    (2,029,917)     (449,406)      5,367    (43,894,896)
           0             0        (82,010)             0             0           0              0
           0             0              0              0             0           0              0
           0             0              0              0             0           0              0
------------   -----------    -----------    -----------    ----------    --------   ------------
 (28,022,260)     (337,039)    (9,084,178)    (2,029,917)     (449,406)      5,367    (43,894,896)
------------   -----------    -----------    -----------    ----------    --------   ------------

  39,246,060    (1,086,533)     7,492,124      2,818,058     7,548,984           0    109,350,325
    (186,252)       (6,247)          (719)        (6,489)      (55,722)          0       (535,663)
           0             0              0              0             0           0              0
------------   -----------    -----------    -----------    ----------    --------   ------------

  39,059,808    (1,092,780)     7,491,405      2,811,569     7,493,262           0    108,814,662
------------   -----------    -----------    -----------    ----------    --------   ------------
  11,037,548    (1,429,819)    (1,592,773)       781,652     7,043,856       5,367     64,919,766
------------   -----------    -----------    -----------    ----------    --------   ------------
$ 10,767,077   $  (984,111)   $(1,298,446)   $   832,547    $7,214,644    $ 66,333   $ 65,853,992
------------   -----------    -----------    -----------    ----------    --------   ------------
$          0   $     2,043    $    49,427    $       144    $    6,557    $      0   $     11,291
------------   -----------    -----------    -----------    ----------    --------   ------------

                 120 Wells Fargo Advantage Variable Trust Funds


    Statements of Operations--For the Six Months Ended June 30, 2009 (Unaudited)

                                                                          VT Small Cap    VT Small/Mid    VT Total Return
                                                                           Growth Fund   Cap Value Fund      Bond Fund
                                                                          ------------   --------------   ---------------
INVESTMENT INCOME
   Dividends(1) .......................................................   $    209,357    $    92,917        $        0
   Interest ...........................................................              0              0         2,295,836
   Income from affiliated securities ..................................          7,915            594             6,251
   Securities lending income ..........................................         47,192              0            21,526
                                                                          ------------    -----------        ----------
Total investment income ...............................................        264,464         93,511         2,323,613
                                                                          ------------    -----------        ----------
EXPENSES
   Advisory fees ......................................................        415,526         27,906           190,728
   Administration fees ................................................         88,646          5,953            70,425
   Custody fees .......................................................         11,081            744             8,803
   Accounting fees ....................................................         13,206         10,113            12,643
   Distribution fees (Note 3) .........................................        138,509          9,302           110,039
   Professional fees ..................................................         15,869         17,694            17,348
   Shareholder reports ................................................         34,418          8,140           277,478
   Trustees' fees .....................................................          5,289          5,289             5,289
   Other fees and expenses ............................................          2,127            480             1,424
                                                                          ------------    -----------        ----------
Total expenses ........................................................        724,671         85,621           694,177
                                                                          ------------    -----------        ----------
LESS
   Waived fees and reimbursed expenses (Note 3) .......................        (59,777)       (43,205)         (298,030)
   Net expenses .......................................................        664,894         42,416           396,147
                                                                          ------------    -----------        ----------
Net investment income (loss) ..........................................       (400,430)        51,095         1,927,466
                                                                          ------------    -----------        ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation ....    (14,403,563)    (1,628,633)         (994,102)
                                                                          ------------    -----------        ----------
Net realized gain and loss from investments ...........................    (14,403,563)    (1,628,633)         (994,102)
                                                                          ------------    -----------        ----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency
       translation ....................................................     37,569,193      2,784,516         4,392,137
   Investments of collateral received for securities loaned ...........       (242,928)             0           (78,844)
   Options, swap agreements, MMD rate locks and short sale
      transactions ....................................................              0              0            (7,783)
                                                                          ------------    -----------        ----------
Net change in unrealized appreciation (depreciation) of
   investments ........................................................     37,326,265      2,784,516         4,305,510
                                                                          ------------    -----------        ----------
Net realized and unrealized gain (loss) on investments ................     22,922,702      1,155,883         3,311,408
                                                                          ------------    -----------        ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS .........................................................   $ 22,522,272    $ 1,206,978        $5,238,874
                                                                          ------------    -----------        ----------
1. Net of foreign withholding taxes of ................................   $          0    $     1,884        $        0

The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                 122 Wells Fargo Advantage Variable Trust Funds


                                             Statements of Changes in Net Assets

                                                                                VT ASSET ALLOCATION FUND
                                                                          ------------------------------------
                                                                               For the
                                                                          Six Months Ended        For the
                                                                            June 30, 2009        Year Ended
                                                                             (Unaudited)     December 31, 2008
                                                                          ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ...............................................     $125,957,898       $ 254,054,290
OPERATIONS
   Net investment income (loss) .......................................        1,167,356           4,533,471
   Net realized gain (loss) on investments ............................          305,704         (27,116,248)
   Net change in unrealized appreciation (depreciation) of
      investments .....................................................       (5,172,642)        (40,822,214)
                                                                            ------------       -------------
Net increase (decrease) in net assets resulting from operations .......       (3,699,582)        (63,404,991)
                                                                            ------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income ..............................................       (1,203,359)         (4,529,434)
   Net realized gain on sales of investments ..........................                0         (15,226,958)
                                                                            ------------       -------------
Total distributions to shareholders ...................................       (1,203,359)        (19,756,392)
                                                                            ------------       -------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold ..........................................        1,792,979          10,395,528
   Reinvestment of distributions ......................................        1,203,359          19,756,396
   Cost of shares redeemed ............................................      (16,199,231)        (75,086,933)
                                                                            ------------       -------------
Net increase (decrease) in net assets resulting from capital share
   transactions - Total ...............................................      (13,202,893)        (44,935,009)
                                                                            ------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS .................................      (18,105,834)       (128,096,392)
                                                                            ============       =============
ENDING NET ASSETS .....................................................     $107,852,064       $ 125,957,898
                                                                            ============       =============
SHARES ISSUED AND REDEEMED
   Shares sold ........................................................          205,945             795,214
   Shares issued in reinvestment of distributions .....................          141,606           1,689,360
   Shares redeemed ....................................................       (1,913,221)         (6,308,752)
                                                                            ------------       -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS .................................................       (1,565,670)         (3,824,178)
                                                                            ------------       -------------
Ending balance of undistributed/overdistributed net investment income
   (loss) .............................................................     $     60,627       $      96,630
                                                                            ============       =============

The accompanying notes are an integral part of these financial statements.

                 Wells Fargo Advantage Variable Trust Funds 123


Statements of Changes in Net Assets

     VT C&B LARGE CAP VALUE FUND                 VT DISCOVERY FUND                    VT EQUITY INCOME FUND
------------------------------------   ------------------------------------   ------------------------------------
     For the                                For the                                For the
Six Months Ended        For the        Six Months Ended        For the        Six Months Ended        For the
  June 30, 2009        Year Ended        June 30, 2009        Year Ended        June 30, 2009        Year Ended
   (Unaudited)     December 31, 2008      (Unaudited)     December 31, 2008      (Unaudited)     December 31, 2008
----------------   -----------------   ----------------   -----------------   ----------------   -----------------

  $18,017,234        $ 30,467,090        $113,148,724       $ 238,893,691        $43,451,643       $ 94,096,532

      162,201             380,120            (270,471)         (1,156,193)           445,708          1,335,216
   (2,565,885)         (2,377,842)        (28,022,260)        (32,098,515)          (337,039)        (3,670,427)

    3,094,419          (8,064,374)         39,059,808         (64,797,556)        (1,092,780)       (26,894,842)
  -----------        ------------        ------------       -------------        -----------       ------------
      690,735         (10,062,096)         10,767,077         (98,052,264)          (984,111)       (29,230,053)
  -----------        ------------        ------------       -------------        -----------       ------------

     (174,828)           (369,107)                  0                   0           (464,295)        (1,271,085)
            0                   0                   0                   0                  0        (10,495,427)
  -----------        ------------        ------------       -------------        -----------       ------------
     (174,828)           (369,107)                  0                   0           (464,295)       (11,766,512)
  -----------        ------------        ------------       -------------        -----------       ------------

    1,308,099           8,255,803           8,197,508          43,160,770          4,461,046          9,261,108
      174,828             369,107                   0                   0            464,295         11,766,512
   (2,543,221)        (10,643,563)        (17,467,031)        (70,853,473)        (6,825,411)       (30,675,944)
  -----------        ------------        ------------       -------------        -----------       ------------

   (1,060,294)         (2,018,653)         (9,269,523)        (27,692,703)        (1,900,070)        (9,648,324)
  -----------        ------------        ------------       -------------        -----------       ------------
     (544,387)        (12,449,856)          1,497,554        (125,744,967)        (3,348,476)       (50,644,889)
  ===========        ============        ============       =============        ===========       ============
  $17,472,847        $ 18,017,234        $114,646,278       $ 113,148,724        $40,103,167       $ 43,451,643
  ===========        ============        ============       =============        ===========       ============

      199,838             873,828             726,183           2,510,179            492,998            681,676
       26,492              41,002                   0                   0             51,449            877,757
     (380,102)         (1,126,012)         (1,570,684)         (4,272,197)          (763,601)        (2,181,200)
  -----------        ------------        ------------       -------------        -----------       ------------

     (153,772)           (211,182)           (844,501)         (1,762,018)          (219,154)          (621,767)
  -----------        ------------        ------------       -------------        -----------       ------------

  $    18,448        $     31,075        $   (270,471)      $           0        $     8,686       $     27,273
  ===========        ============        ============       =============        ===========       ============

                 124 Wells Fargo Advantage Variable Trust Funds


                                             Statements of Changes in Net Assets

                                                                                VT INTERNATIONAL CORE FUND
                                                                          ------------------------------------
                                                                               For the
                                                                          Six Months Ended        For the
                                                                            June 30, 2009        Year Ended
                                                                             (Unaudited)     December 31, 2008
                                                                          ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ...............................................      $19,148,734       $ 44,470,148
OPERATIONS
   Net investment income (loss) .......................................          294,327            686,457
   Net realized gain (loss) on investments ............................       (9,084,178)        (3,645,220)
   Net change in unrealized appreciation (depreciation) of
      investments .....................................................        7,491,405        (13,992,360)
                                                                             -----------       ------------
Net increase (decrease) in net assets resulting from operations .......       (1,298,446)       (16,951,123)
                                                                             -----------       ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income ..............................................                0           (630,655)
   Net realized gain on sales of investments ..........................                0         (6,581,030)
                                                                             -----------       ------------
Total distributions to shareholders ...................................                0         (7,211,685)
                                                                             -----------       ------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold ..........................................        1,893,796          7,147,838
   Reinvestment of distributions ......................................                0          7,211,685
   Cost of shares redeemed ............................................       (2,771,779)       (15,518,129)
                                                                             -----------       ------------
Net increase (decrease) in net assets resulting from capital share
   transactions - Total ...............................................         (877,983)        (1,158,606)
                                                                             -----------       ------------
NET INCREASE (DECREASE) IN NET ASSETS .................................       (2,176,429)       (25,321,414)
                                                                             ===========       ============
ENDING NET ASSETS .....................................................      $16,972,305       $ 19,148,734
                                                                             ===========       ============
SHARES ISSUED AND REDEEMED
   Shares sold ........................................................          470,844            978,032
   Shares issued in reinvestment of distributions .....................                0          1,028,771
   Shares redeemed ....................................................         (697,417)        (2,146,466)
                                                                             -----------       ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS .................................................         (226,573)          (139,663)
                                                                             ===========       ============
Ending balance of undistributed/overdistributed net investment income
   (loss) .............................................................      $   830,070       $    535,743
                                                                             -----------       ------------

The accompanying notes are an integral part of these financial statements.

                 Wells Fargo Advantage Variable Trust Funds 125


Statements of Changes in Net Assets

     VT LARGE COMPANY CORE FUND            VT LARGE COMPANY GROWTH FUND               VT MONEY MARKET FUND
------------------------------------   ------------------------------------   ------------------------------------
     For the                                For the                                For the
Six Months Ended        For the        Six Months Ended        For the        Six Months Ended        For the
  June 30, 2009        Year Ended        June 30, 2009        Year Ended        June 30, 2009        Year Ended
   (Unaudited)     December 31, 2008      (Unaudited)     December 31, 2008      (Unaudited)     December 31, 2008
----------------   -----------------   ----------------   -----------------   ----------------   -----------------

   $ 9,752,360       $ 20,140,962        $49,016,708         $ 99,065,355       $ 60,767,572       $ 50,603,118

        50,895            193,000            170,788              239,609             60,966          1,225,560
    (2,029,917)          (188,284)          (449,406)          (5,374,701)             5,367             (3,369)
     2,811,569         (6,978,327)         7,493,262          (29,665,328)                 0                  0
   -----------       ------------        -----------         ------------       ------------       ------------
       832,547         (6,973,611)         7,214,644          (34,800,420)            66,333          1,222,191
   -----------       ------------        -----------         ------------       ------------       ------------

             0           (179,329)                 0             (202,677)           (59,707)        (1,226,818)
             0                  0                  0                    0                  0                  0
   -----------       ------------        -----------         ------------       ------------       ------------
             0           (179,329)                 0             (202,677)           (59,707)        (1,226,818)
   -----------       ------------        -----------         ------------       ------------       ------------

        78,909          1,020,673          4,537,054            6,019,409         16,504,743         72,973,557
             0            179,329                  0              202,677             61,326          1,231,310
      (934,363)        (4,435,664)        (8,008,885)         (21,267,636)       (24,191,760)       (64,035,786)
   -----------       ------------        -----------         ------------       ------------       ------------

      (855,454)        (3,235,662)        (3,471,831)         (15,045,550)        (7,625,691)        10,169,081
   -----------       ------------        -----------         ------------       ------------       ------------
       (22,907)       (10,388,602)         3,742,813          (50,048,647)        (7,619,065)        10,164,454
   ===========       ============        ===========         ============       ============       ============
   $ 9,729,453       $  9,752,360        $52,759,521         $ 49,016,708       $ 53,148,507       $ 60,767,572
   ===========       ============        ===========         ============       ============       ============

         8,328             72,442            661,536              718,483         16,504,743         72,973,557
             0             12,709                  0               22,850             61,326          1,231,310
      (101,569)          (325,148)        (1,228,114)          (2,533,719)       (24,191,760)       (64,035,786)
   -----------       ------------        -----------         ------------       ------------       ------------

       (93,241)          (239,997)          (566,578)          (1,792,386)        (7,625,691)        10,169,081
   ===========       ============        ===========         ============       ============       ============

   $   243,891       $    192,996        $   410,383         $    239,595       $        151       $     (1,108)
   -----------       ------------        -----------         ------------       ------------       ------------

                 126 Wells Fargo Advantage Variable Trust Funds


                                             Statements of Changes in Net Assets

                                                                                   VT OPPORTUNITY FUND
                                                                          ------------------------------------
                                                                               For the
                                                                          Six Months Ended        For the
                                                                            June 30, 2009        Year Ended
                                                                             (Unaudited)     December 31, 2008
                                                                          ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ...............................................     $378,197,489      $ 779,285,577
OPERATIONS
   Net investment income (loss) .......................................          934,226          2,870,318
   Net realized gain (loss) on investments ............................      (43,894,896)       (48,404,696)
   Net change in unrealized appreciation (depreciation) of investments       108,814,662       (228,388,379)
                                                                            ------------      -------------
Net increase (decrease) in net assets resulting from operations .......       65,853,992       (273,922,757)
                                                                            ------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income ..............................................                0        (11,553,162)
   Net realized gain on sales of investments ..........................                0       (136,366,472)
                                                                            ------------      -------------
Total distributions to shareholders ...................................                0       (147,919,634)
                                                                            ------------      -------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold ..........................................       20,874,238         63,008,780
   Reinvestment of distributions ......................................                0        147,919,633
   Cost of shares redeemed ............................................      (53,841,862)      (190,174,110)
                                                                            ------------      -------------
Net increase (decrease) in net assets resulting from capital share
   transactions - Total ...............................................      (32,967,624)        20,754,303
                                                                            ------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS .................................       32,886,368       (401,088,088)
                                                                            ============      =============
ENDING NET ASSETS .....................................................     $411,083,857      $ 378,197,489
                                                                            ============      =============
SHARES ISSUED AND REDEEMED
   Shares sold ........................................................        1,919,608          3,771,975
   Shares issued in reinvestment of distributions .....................                0          9,439,670
   Shares redeemed ....................................................       (5,182,532)       (11,363,179)
                                                                            ------------      -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS .................................................       (3,262,924)         1,848,466
                                                                            ============      =============
Ending balance of undistributed/overdistributed net investment income
   (loss) .............................................................     $    934,226      $           0
                                                                            ------------      -------------

The accompanying notes are an integral part of these financial statements.

                 Wells Fargo Advantage Variable Trust Funds 127


Statements of Changes in Net Assets

      VT SMALL CAP GROWTH FUND              VT SMALL/MID CAP VALUE FUND             VT TOTAL RETURN BOND FUND
------------------------------------   ------------------------------------   ------------------------------------
     For the                                For the                                For the
Six Months Ended        For the        Six Months Ended        For the        Six Months Ended        For the
  June 30, 2009        Year Ended        June 30, 2009        Year Ended        June 30, 2009        Year Ended
   (Unaudited)     December 31, 2008      (Unaudited)     December 31, 2008      (Unaudited)     December 31, 2008
----------------   -----------------   ----------------   -----------------   ----------------   -----------------

  $109,996,118       $ 221,394,115        $ 7,928,361        $17,526,968        $ 93,610,164       $129,097,689

      (400,430)         (1,231,839)            51,095            157,701           1,927,466          5,178,969
   (14,403,563)        (24,647,292)        (1,628,633)          (483,182)           (994,102)         1,757,916
    37,326,265         (58,841,608)         2,784,516         (6,233,419)          4,305,510         (4,670,882)
  ------------       -------------        -----------        -----------        ------------       ------------
    22,522,272         (84,720,739)         1,206,978         (6,558,900)          5,238,874          2,266,003
  ------------       -------------        -----------        -----------        ------------       ------------

             0                   0                  0                  0          (2,117,479)        (5,436,067)
             0         (46,824,280)                 0         (2,731,743)                  0                  0
  ------------       -------------        -----------        -----------        ------------       ------------
             0         (46,824,280)                 0         (2,731,743)         (2,117,479)        (5,436,067)
  ------------       -------------        -----------        -----------        ------------       ------------

    21,464,822          20,577,751          1,528,209          3,352,202          11,514,202         15,432,543
           257          46,824,656                  0          2,731,744           1,787,530          5,439,219
   (16,447,529)        (47,255,385)        (2,042,359)        (6,391,910)        (20,693,199)       (53,189,223)
  ------------       -------------        -----------        -----------        ------------       ------------

     5,017,550          20,147,022           (514,150)          (307,964)         (7,391,467)       (32,317,461)
  ------------       -------------        -----------        -----------        ------------       ------------
    27,539,822        (111,397,997)           692,828         (9,598,607)         (4,270,072)       (35,487,525)
  ============       =============        ===========        ===========        ============       ============
  $137,535,940       $ 109,996,118        $ 8,621,189        $ 7,928,361        $ 89,340,092       $ 93,610,164
  ============       =============        ===========        ===========        ============       ============

     4,596,546           2,847,306            269,819            477,256           1,171,922          1,568,666
            43           7,856,486                  0            327,940             182,151            557,253
    (3,854,447)         (7,135,470)          (392,495)          (787,217)         (2,110,898)        (5,467,273)
  ------------       -------------        -----------        -----------        ------------       ------------

       742,142           3,568,322           (122,676)            17,979            (756,825)        (3,341,354)
  ============       =============        ===========        ===========        ============       ============

  $   (400,430)      $           0        $   159,693        $   108,598        $   (172,363)      $     17,650
  ------------       -------------        -----------        -----------        ------------       ------------

                 128 Wells Fargo Advantage Variable Trust Funds


                                                            Financial Highlights


                                                Beginning                    Net Realized    Distributions
                                                Net Asset        Net        and Unrealized      from Net      Distributions
                                                Value Per     Investment      Gain (Loss)      Investment       from Net
                                                  Share     Income (Loss)   on Investments       Income      Realized Gains
                                                ---------   -------------   --------------   -------------   --------------
VT ASSET ALLOCATION FUND
January 1, 2009 to June 30, 2009
   (Unaudited) ..............................     $ 9.31         0.10            (0.29)          (0.10)           0.00
January 1, 2008 to December 31, 2008 ........     $14.64         0.30            (4.32)          (0.30)          (1.01)
January 1, 2007 to December 31, 2007 ........     $14.13         0.34             0.73           (0.33)          (0.23)
January 1, 2006 to December 31, 2006 ........     $13.05         0.31             1.23           (0.31)          (0.15)
January 1, 2005 to December 31, 2005 ........     $12.97         0.27             0.37           (0.27)          (0.29)
January 1, 2004 to December 31, 2004 ........     $12.51         0.26             0.86           (0.26)          (0.40)
VT C&B LARGE CAP VALUE FUND
January 1, 2009 to June 30, 2009
   (Unaudited)...............................     $ 7.03         0.07             0.23           (0.07)           0.00
January 1, 2008 to December 31, 2008 ........     $10.99         0.14            (3.96)          (0.14)           0.00
January 1, 2007 to December 31, 2007 ........     $11.24         0.13            (0.26)          (0.12)           0.00
January 1, 2006 to December 31, 2006 ........     $ 9.34         0.15             1.90           (0.15)           0.00
January 1, 2005 to December 31, 2005 ........     $ 9.13         0.07             0.21           (0.07)           0.00
January 1, 2004 to December 31, 2004 ........     $ 8.34         0.14             0.79           (0.14)           0.00
VT DISCOVERY FUND(SM)
January 1, 2009 to June 30, 2009
   (Unaudited) ..............................     $11.19        (0.03)            1.21            0.00            0.00
January 1, 2008 to December 31, 2008 ........     $20.11        (0.11)           (8.81)           0.00            0.00
January 1, 2007 to December 31, 2007 ........     $16.44        (0.15)            3.82            0.00            0.00
January 1, 2006 to December 31, 2006 ........     $14.34        (0.13)            2.23            0.00            0.00
January 1, 2005 to December 31, 2005 ........     $14.65        (0.09)            1.09            0.00           (1.31)
January 1, 2004 to December 31, 2004 ........     $12.66        (0.13)            2.12            0.00            0.00
VT EQUITY INCOME FUND
January 1, 2009 to June 30, 2009
   (Unaudited) ..............................     $ 9.88         0.10            (0.27)          (0.11)           0.00
January 1, 2008 to December 31, 2008 ........     $18.74         0.30            (6.46)          (0.28)          (2.42)
January 1, 2007 to December 31, 2007 ........     $19.75         0.30             0.33           (0.30)          (1.34)
January 1, 2006 to December 31, 2006 ........     $16.96         0.28             2.83           (0.28)          (0.04)
January 1, 2005 to December 31, 2005 ........     $16.33         0.24             0.63           (0.24)           0.00
January 1, 2004 to December 31, 2004 ........     $14.93         0.24             1.40           (0.24)           0.00
VT INTERNATIONAL CORE FUND
January 1, 2009 to June 30, 2009
   (Unaudited) ..............................     $ 4.61         0.08            (0.37)           0.00            0.00
January 1, 2008 to December 31, 2008 ........     $10.36         0.19            (4.03)          (0.17)          (1.74)
January 1, 2007 to December 31, 2007 ........     $ 9.87         0.17             1.10            0.00           (0.78)
January 1, 2006 to December 31, 2006 ........     $ 8.66         0.18             1.56           (0.16)          (0.37)
January 1, 2005 to December 31, 2005 ........     $ 8.27         0.13             0.64           (0.16)          (0.22)
January 1, 2004 to December 31, 2004 ........     $ 7.56         0.06             0.67           (0.02)           0.00
VT LARGE COMPANY CORE FUND
January 1, 2009 to June 30, 2009
   (Unaudited) ..............................     $ 9.55         0.07             0.86            0.00            0.00
January 1, 2008 to December 31, 2008 ........     $15.96         0.21            (6.46)          (0.16)           0.00
January 1, 2007 to December 31, 2007 ........     $15.59         0.14             0.23            0.00            0.00
January 1, 2006 to December 31, 2006 ........     $13.58         0.10             2.01           (0.10)           0.00
January 1, 2005 to December 31, 2005 ........     $13.97         0.08            (0.39)          (0.08)           0.00
January 1, 2004 to December 31, 2004 ........     $12.89         0.00             1.08            0.00            0.00

----------
(1.) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements
      (Note 3).

(2.)  These ratios do not include expenses from the Underlying Funds.

(3.) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(4.)  Portfolio turnover ratio excluding TBAs is 337%.

(5.)  Portfolio turnover ratio excluding TBAs is 309%.

(6.)  Portfolio turnover ratio excluding TBAs is 272%.

(7.)  Portfolio turnover ratio excluding TBAs is 118%.

(8.)  Calculated based upon average shares outstanding.

(9.)  Amount is less than $0.005.

(10.) The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program (See Note 8): Gross Expense is 1.01% and Net Expense is 0.75%.

The accompanying notes are an integral part of these financial statements.

                 Wells Fargo Advantage Variable Trust Funds 129


Financial Highlights

  Ending          Ratio to Average Net Assets (Annualized)(1)
Net Asset   ------------------------------------------------------               Portfolio    Net Assets at
Value Per   Net Investment      Gross       Expenses       Net         Total      Turnover    End of Period
  Share      Income (Loss)   Expenses(2)   Waived(2)   Expenses(2)   Return(3)      Rate     (000's omitted)
---------   --------------   -----------   ---------   -----------   ---------   ---------   ---------------


  $ 9.02         2.18%           1.13%      (0.13)%        1.00%       (2.10)%       24%         $107,852
  $ 9.31         2.37%           1.07%      (0.07)%        1.00%      (29.11)%       21%         $125,958
  $14.64         2.26%           1.02%      (0.02)%        1.00%        7.60%        25%         $254,054
  $14.13         2.27%           1.02%      (0.02)%        1.00%       12.14%        12%         $288,387
  $13.05         2.06%           1.04%      (0.04)%        1.00%        4.99%         2%         $309,673
  $12.97         2.08%           1.02%      (0.02)%        1.00%        9.34%         5%         $326,374


  $ 7.26         1.96%           1.54%      (0.54)%        1.00%        4.53%         9%         $ 17,473
  $ 7.03         1.55%           1.33%      (0.33)%        1.00%      (35.01)%       26%         $ 18,017
  $10.99         1.11%           1.17%      (0.17)%        1.00%       (1.17)%       35%         $ 30,467
  $11.24         1.44%           1.17%      (0.17)%        1.00%       22.12%        30%         $ 32,169
  $ 9.34         0.76%           1.17%      (0.17)%        1.00%        3.11%       106%         $ 28,664
  $ 9.13         1.58%           1.19%      (0.19)%        1.00%       11.22%        16%         $ 30,287


  $12.37        (0.50)%          1.38%      (0.23)%        1.15%       10.63%       128%         $114,646
  $11.19        (0.63)%          1.27%      (0.12)%        1.15%      (44.36)%      166%         $113,149
  $20.11        (0.72)%          1.21%      (0.06)%        1.15%       22.32%       135%         $238,894
  $16.44        (0.76)%          1.21%      (0.06)%        1.15%       14.64%       114%         $233,947
  $14.34        (0.76)%          1.26%      (0.08)%        1.18%        8.27%       144%         $250,275
  $14.65        (0.92)%          1.23%      (0.04)%        1.19%       15.72%       168%         $ 93,048


  $ 9.60         2.34%           1.23%      (0.23)%        1.00%       (1.62)%        5%         $ 40,103
  $ 9.88         1.95%           1.15%      (0.15)%        1.00%      (36.47)%        9%         $ 43,452
  $18.74         1.49%           1.05%      (0.05)%        1.00%        2.80%        20%         $ 94,097
  $19.75         1.53%           1.04%      (0.04)%        1.00%       18.55%        14%         $116,232
  $16.96         1.43%           1.05%      (0.05)%        1.00%        5.38%        23%         $114,375
  $16.33         1.59%           1.03%      (0.03)%        1.00%       11.08%        13%         $120,138


  $ 4.32         3.61%           1.84%      (0.84)%        1.00%       (6.29)%      152%         $ 16,972
  $ 4.61         2.15%           1.64%      (0.64)%        1.00%      (43.41)%       49%         $ 19,149
  $10.36         1.57%           1.44%      (0.44)%        1.00%       12.67%        65%         $ 44,470
  $ 9.87         1.85%           1.43%      (0.43)%        1.00%       20.81%        43%         $ 44,317
  $ 8.66         1.61%           1.41%      (0.41)%        1.00%        9.67%        53%         $ 39,602
  $ 8.27         0.87%           1.42%      (0.42)%        1.00%        9.63%       115%         $ 35,071


  $10.48         1.13%           2.04%      (1.04)%        1.00%        9.74%        15%         $  9,729
  $ 9.55         1.25%           1.50%      (0.50)%        1.00%      (39.48)%       31%         $  9,752
  $15.96         0.76%           1.22%      (0.22)%        1.00%        2.37%        42%         $ 20,141
  $15.59         0.64%           1.19%      (0.19)%        1.00%       15.57%        19%         $ 25,349
  $13.58         0.49%           1.13%      (0.13)%        1.00%       (2.24)%      112%         $ 28,460
  $13.97        (0.03)%          1.13%      (0.13)%        1.00%        8.38%        45%         $ 38,055

                 130 Wells Fargo Advantage Variable Trust Funds


                                                            Financial Highlights

                                                Beginning                    Net Realized    Distributions
                                                Net Asset        Net        and Unrealized      from Net      Distributions
                                                Value Per     Investment      Gain (Loss)      Investment       from Net
                                                  Share     Income (Loss)   on Investments       Income      Realized Gains
                                                ---------   -------------   --------------   -------------   --------------
VT LARGE COMPANY GROWTH FUND
January 1, 2009 to June 30, 2009
   (Unaudited) ..............................     $ 6.28         0.03             0.98            0.00             0.00
January 1, 2008 to December 31, 2008 ........     $10.32         0.03            (4.05)          (0.02)            0.00
January 1, 2007 to December 31, 2007 ........     $ 9.59         0.02             0.71            0.00             0.00
January 1, 2006 to December 31, 2006 ........     $ 9.37        (0.02)            0.24            0.00             0.00
January 1, 2005 to December 31, 2005 ........     $ 8.88        (0.02)            0.53           (0.02)            0.00
January 1, 2004 to December 31, 2004 ........     $ 8.60         0.02             0.26            0.00             0.00
VT MONEY MARKET FUND
January 1, 2009 to June 30, 2009
   (Unaudited) ..............................     $ 1.00         0.00             0.00            0.00(9)          0.00
January 1, 2008 to December 31, 2008 ........     $ 1.00         0.02             0.00           (0.02)            0.00
January 1, 2007 to December 31, 2007 ........     $ 1.00         0.05             0.00           (0.05)            0.00
January 1, 2006 to December 31, 2006 ........     $ 1.00         0.04             0.00           (0.04)            0.00
January 1, 2005 to December 31, 2005 ........     $ 1.00         0.03             0.00           (0.03)            0.00
January 1, 2004 to December 31, 2004 ........     $ 1.00         0.01             0.00           (0.01)            0.00
VT OPPORTUNITY FUND
January 1, 2009 to June 30, 2009
   (Unaudited) ..............................     $10.16         0.03             1.91            0.00             0.00
January 1, 2008 to December 31, 2008 ........     $22.03         0.12            (7.30)          (0.37)           (4.32)
January 1, 2007 to December 31, 2007 ........     $24.02         0.21             1.60           (0.16)           (3.64)
January 1, 2006 to December 31, 2006 ........     $24.22         0.13             2.43            0.00            (2.76)
January 1, 2005 to December 31, 2005 ........     $22.45        (0.02)            1.79            0.00             0.00
January 1, 2004 to December 31, 2004 ........     $18.99        (0.05)            3.51            0.00             0.00
VT SMALL CAP GROWTH FUND
January 1, 2009 to June 30, 2009
   (Unaudited) ..............................     $ 4.16        (0.01)            0.91            0.00             0.00
January 1, 2008 to December 31, 2008 ........     $ 9.69        (0.05)           (3.31)           0.00            (2.17)
January 1, 2007 to December 31, 2007 ........     $ 9.96        (0.07)            1.52            0.00            (1.72)
January 1, 2006 to December 31, 2006 ........     $ 8.34        (0.09)            1.94            0.00            (0.23)
January 1, 2005 to December 31, 2005 ........     $ 7.85        (0.08)            0.57            0.00             0.00
January 1, 2004 to December 31, 2004 ........     $ 6.90        (0.06)            1.01            0.00             0.00
VT SMALL/MID CAP VALUE FUND
January 1, 2009 to June 30, 2009
   (Unaudited) ..............................     $ 4.95         0.04             0.84            0.00             0.00
January 1, 2008 to December 31, 2008 ........     $11.08         0.09(8)         (4.21)           0.00            (2.01)
January 1, 2007 to December 31, 2007 ........     $13.22        (0.04)            0.21            0.00            (2.31)
January 1, 2006 to December 31, 2006 ........     $13.66        (0.03)            1.84            0.00            (2.25)
January 1, 2005 to December 31, 2005 ........     $11.77        (0.06)            2.00           (0.05)            0.00
January 1, 2004 to December 31, 2004 ........     $10.08        (0.03)            1.72            0.00             0.00
VT TOTAL RETURN BOND FUND
January 1, 2009 to June 30, 2009
   (Unaudited) ..............................     $ 9.70         0.21             0.37           (0.23)            0.00
January 1, 2008 to December 31, 2008 ........     $ 9.94         0.44            (0.21)          (0.47)            0.00
January 1, 2007 to December 31, 2007 ........     $ 9.81         0.45             0.13           (0.45)            0.00
January 1, 2006 to December 31, 2006 ........     $ 9.86         0.43            (0.05)          (0.43)            0.00
January 1, 2005 to December 31, 2005 ........     $10.08         0.36            (0.17)          (0.37)           (0.04)
January 1, 2004 to December 31, 2004 ........     $10.66         0.34             0.10           (0.34)           (0.68)

The accompanying notes are an integral part of these financial statements.

                Wells Fargo Advantage Variable Trust Funds 131


Financial Highlights

  Ending          Ratio to Average Net Assets (Annualized)(1)
Net Asset   ------------------------------------------------------               Portfolio    Net Assets at
Value Per   Net Investment      Gross       Expenses       Net         Total      Turnover    End of Period
  Share      Income (Loss)   Expenses(2)   Waived(2)   Expenses(2)   Return(3)      Rate     (000's omitted)
---------   --------------   -----------   ---------   -----------   ---------   ---------   ---------------


  $ 7.29         0.71%         1.22%        (0.22)%      1.00%        16.08%           8%       $   52,760
  $ 6.28         0.32%         1.15%        (0.15)%      1.00%       (38.99)%          7%       $   49,017
  $10.32         0.19%         1.05%        (0.05)%      1.00%         7.61%          10%       $   99,065
  $ 9.59        (0.16)%        1.04%        (0.04)%      1.00%         2.35%          12%       $  108,621
  $ 9.37        (0.21)%        1.05%        (0.05)%      1.00%         5.70%          11%       $  116,003
  $ 8.88         0.18%         1.05%        (0.05)%      1.00%         3.26%          15%       $  107,229


  $ 1.00         0.21%         1.04%(10)    (0.26)%      0.78%(10)     0.10%          NA        $   53,149
  $ 1.00         2.24%         0.89%        (0.14)%      0.75%         2.27%          NA        $   60,768
  $ 1.00         4.56%         0.84%        (0.09)%      0.75%         4.68%          NA        $   50,603
  $ 1.00         4.33%         0.82%        (0.07)%      0.75%         4.41%          NA        $   52,499
  $ 1.00         2.53%         0.82%        (0.07)%      0.75%         2.55%          NA        $   55,504
  $ 1.00         0.68%         0.87%        (0.12)%      0.75%         0.70%          NA        $   58,738


  $12.10         0.50%         1.27%        (0.20)%      1.07%        19.09%          28%       $  411,084
  $10.16         0.47%         1.21%        (0.14)%      1.07%       (40.10)%         70%       $  378,197
  $22.03         0.74%         1.19%        (0.12)%      1.07%         6.63%          64%       $  779,286
  $24.02         0.48%         1.18%        (0.11)%      1.07%        12.22%          41%       $  897,047
  $24.22        (0.06)%        1.32%        (0.21)%      1.11%         7.88%          41%       $1,004,763
  $22.45        (0.22)%        1.41%        (0.35)%      1.06%        18.22%          40%       $1,019,885


  $ 5.06        (0.72)%        1.31%        (0.11)%      1.20%        21.63%          40%       $  137,536
  $ 4.16        (0.73)%        1.26%        (0.06)%      1.20%       (41.42)%         76%       $  109,996
  $ 9.69        (0.73)%        1.22%        (0.02)%      1.20%        13.81%         121%       $  221,394
  $ 9.96        (0.98)%        1.23%        (0.03)%      1.20%        22.75%         135%       $  190,516
  $ 8.34        (0.99)%        1.24%        (0.04)%      1.20%         6.24%         128%       $  167,033
  $ 7.85        (0.91)%        1.24%        (0.04)%      1.20%        13.77%         175%       $  180,230


  $ 5.83         1.37%         2.30%        (1.16)%      1.14%        17.78%          24%       $    8,621
  $ 4.95         1.18%         1.69%        (0.55)%      1.14%       (44.55)%         39%       $    7,928
  $11.08        (0.31)%        1.51%        (0.37)%      1.14%        (0.32)%         60%       $   17,527
  $13.22        (0.23)%        1.46%        (0.32)%      1.14%        15.29%          81%       $   23,462
  $13.66        (0.49)%        1.48%        (0.33)%      1.15%        16.50%         112%       $   23,889
  $11.77        (0.29)%        1.49%        (0.37)%      1.12%        16.77%          72%       $   25,989


  $10.05         4.35%         1.58%        (0.68)%      0.90%         6.10%         317%(7)    $   89,340
  $ 9.70         4.55%         1.19%        (0.29)%      0.90%         2.39%         692%(6)    $   93,610
  $ 9.94         4.58%         0.94%        (0.04)%      0.90%         6.08%         580%(5)    $  129,098
  $ 9.81         4.36%         0.95%        (0.05)%      0.90%         3.92%         662%(4)    $  116,449
  $ 9.86         3.58%         0.96%        (0.06)%      0.90%         1.90%         714%       $   85,445
  $10.08         3.34%         0.96%        (0.06)%      0.90%         4.39%         773%       $   76,683

                 132 Wells Fargo Advantage Variable Trust Funds


                                                   Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Variable Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of June 30, 2009, the Trust consists of 12 separate funds (each, a "Fund", collectively, the "Funds"). These financial statements present the VT Asset Allocation Fund, VT C&B Large Cap Value Fund, VT Discovery Fund, VT Equity Income Fund, VT International Core Fund, VT Large Company Core Fund , VT Large Company Growth Fund, VT Money Market Fund, VT Opportunity Fund, VT Small Cap Growth Fund, VT Small/Mid Cap Value Fund and VT Total Return Bond Fund. The Funds are available exclusively as pooled funding vehicles for certain participating life insurance companies offering variable annuity contracts and variable life insurance policies. Each Fund is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP").

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through August 20, 2009 which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sale price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to

                 Wells Fargo Advantage Variable Trust Funds 133


Notes to Financial Statements

materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities of sufficient credit quality with original maturities of 60 days or less and other short-term debt securities in which cash collateral received for securities loaned may be invested, generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

The VT Money Market Fund invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

The VT Money Market Fund uses the amortized cost method to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The VT Money Market Fund seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

Investments in open-end mutual funds are valued at net asset value. Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FAIR VALUATION MEASUREMENTS

In accordance with Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

-    Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

                 134 Wells Fargo Advantage Variable Trust Funds


                                                   Notes to Financial Statements

The following is a summary of the inputs used as of June 30, 2009 in valuing the Funds' investments in securities:

                                                                Significant Other    Significant
                                                                    Observable      Unobservable
                                                Quoted Prices         Inputs           Inputs      Total Fair Value
INVESTMENTS IN SECURITIES*                        (Level 1)         (Level 2)         (Level 3)    as of 06/30/2009
--------------------------                      -------------   -----------------   ------------   ----------------
VT ASSET ALLOCATION FUND
   Equity securities
      Common stocks                              $ 61,204,732      $         0        $      0       $ 61,204,732
   Corporate debt securities                                0       21,184,092         913,065         22,097,157
   Debt securities issued by U.S. Treasury
      and U.S. government agencies                          0       45,225,343               0         45,225,343
   Debt securities issued by states in
      the U.S. and its political subdivisions               0        2,714,316               0          2,714,316
   Short-term investments                          10,664,189        8,734,893               0         19,399,082
      TOTAL                                      $ 71,868,921      $77,858,644        $913,065       $150,640,630
VT C&B LARGE CAP VALUE FUND
   Equity securities
      Common stocks                              $ 12,190,701      $         0        $      0       $ 12,190,701
      Preferred stocks                                188,400                0               0            188,400
   Corporate debt securities                                0          722,444          16,765            739,209
   Debt securities issued by states in
      the U.S. and its political subdivisions               0           65,581               0             65,581
   Short-term investments                             247,099          117,094               0            364,193
      TOTAL                                      $ 12,626,200      $   905,119        $ 16,765       $ 13,548,084
VT DISCOVERY FUND
   Equity securities
      Common stocks                              $113,884,957      $         0        $      0       $113,884,957
   Corporate debt securities                                0       25,137,354         734,955         25,872,309
   Debt securities issued by states in
      the U.S. and its political subdivisions               0        2,281,869               0          2,281,869
   Short-term investments                           8,517,340        4,074,294               0         12,591,634
      TOTAL                                      $122,402,297      $31,493,517        $734,955       $154,630,769
VT EQUITY INCOME FUND
   Equity securities
      Common stocks                              $ 39,457,618      $         0        $      0       $ 39,457,618
   Corporate debt securities                                0        1,319,724          21,850          1,341,574
   Debt securities issued by states in
      the U.S. and its political subdivisions               0          119,798               0            119,798
   Short-term investments                           1,107,646          213,902               0          1,321,548
      TOTAL                                      $ 40,565,264      $ 1,653,424        $ 21,850       $ 42,240,538

                 Wells Fargo Advantage Variable Trust Funds 135


Notes to Financial Statements

                                                                Significant Other    Significant
                                                                    Observable      Unobservable
                                                Quoted Prices         Inputs           Inputs      Total Fair Value
INVESTMENTS IN SECURITIES*                        (Level 1)         (Level 2)         (Level 3)    as of 06/30/2009
--------------------------                      -------------   -----------------   ------------   ----------------
VT INTERNATIONAL CORE FUND
   Equity securities
      Common stocks                              $16,499,635       $         0        $      0        $16,499,635
      Preferred stocks                               295,839                 0               0            295,839
   Corporate debt securities                               0           338,699           3,011            341,710
   Debt securities issued by states in
      the U.S. and its political subdivisions              0            30,746               0             30,746
   Short-term investments                            418,706            54,897               0            473,603
      TOTAL                                      $17,214,180       $   424,342        $  3,011        $17,641,533
VT LARGE COMPANY CORE FUND
   Equity securities
      Common stocks                              $ 9,582,659       $         0        $      0        $ 9,582,659
   Corporate debt securities                               0           514,387          26,297            540,684
   Debt securities issued by states in
      the U.S. and its political subdivisions              0            46,694               0             46,694
   Short-term investments                            259,491            83,372               0            342,863
      TOTAL                                      $ 9,842,150       $   644,453        $ 26,297        $10,512,900
VT LARGE COMPANY GROWTH FUND
   Equity securities
      Common stocks                              $52,386,955       $         0        $      0        $52,386,955
   Corporate debt securities                               0         2,103,942         221,103          2,325,045
   Debt securities issued by states in
      the U.S. and its political subdivisions              0           190,988               0            190,988
   Short-term investments                            930,372           341,009               0          1,271,381
      TOTAL                                      $53,317,327       $ 2,635,939        $221,103        $56,174,369
VT MONEY MARKET FUND
   Corporate debt securities                     $         0       $38,498,965        $      0        $38,498,965
   Debt securities issued by states in
      the U.S. and its political subdivisions              0         3,059,980               0          3,059,980
   Repurchase agreements                                   0         2,756,683               0          2,756,683
   Short-term investments                                  0         9,550,055               0          9,550,055
      TOTAL                                      $         0       $53,865,683        $      0        $53,865,683

                 136 Wells Fargo Advantage Variable Trust Funds


                                                   Notes to Financial Statements

                                                                                  Significant     Total Fair
                                                             Significant Other   Unobservable       Value
                                             Quoted Prices   Observable Inputs      Inputs          as of
INVESTMENTS IN SECURITIES*                     (Level 1)         (Level 2)         (Level 3)     06/30/2009
--------------------------                   -------------   -----------------   ------------   ------------
VT OPPORTUNITY FUND
   Equity securities
      Common stocks                          $390,262,528       $          0      $        0    $390,262,528
      Mutual Fund                              13,625,450                  0               0      13,625,450
   Corporate debt securities                            0         24,388,918       2,331,513      26,720,431
   Debt securities issued by states in the
      U.S. and its political subdivisions               0          2,213,929               0       2,213,929
   Short-term investments                      17,070,947          3,952,986               0      21,023,933
      TOTAL                                  $420,958,925       $ 30,555,833      $2,331,513    $453,846,271
VT SMALL CAP GROWTH FUND
   Equity securities
      Common stocks                          $133,606,205       $          0      $        0    $133,606,205
   Corporate debt securities                            0         20,264,648       1,019,782      21,284,430
   Debt securities issued by states in the
      U.S. and its political subdivisions               0          1,839,543               0       1,839,543
   Short-term investments                      11,293,625          3,284,520               0      14,578,145
      TOTAL                                  $144,899,830       $ 25,388,711      $1,019,782    $171,308,323
VT SMALL/MID CAP VALUE FUND
   Equity securities
      Common stocks                          $  8,303,464       $          0      $        0    $  8,303,464
      Warrants                                     59,725                  0               0          59,725
   Short-term investments                         232,640                  0               0         232,640
      TOTAL                                  $  8,595,829       $          0      $        0    $  8,595,829
VT TOTAL RETURN BOND FUND
   Asset-backed securities                   $          0       $  5,413,206      $        0    $  5,413,206
   Collateralized Mortgage Obligations                  0         19,488,178               0      19,488,178
   Mortgage-backed securities                           0         44,665,036               0      44,665,036
   Corporate debt securities                            0         27,180,380         521,908      27,702,288
   Debt securities issued by foreign
      governments                                       0          1,121,544               0       1,121,544
   Debt securities issued by U.S. Treasury
      and U.S. government agencies                      0         10,336,153               0      10,336,153
   Debt securities issued by states in the
      U.S. and its political subdivisions               0            733,242               0         733,242
   Short-term investments                       6,240,732          2,359,634               0       8,600,366
      TOTAL                                  $  6,240,732       $111,297,373      $  521,908    $118,060,013

---------
* Further details on the major security types listed above for each Fund can be found in the Portfolio of Investments.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Funds' investments in other financial instruments:*

                                                               Significant         Total
                                           Significant Other   Unobservable     Unrealized
                           Quoted Prices   Observable Inputs      Inputs      Appreciation/
VARIABLE TRUST FUNDS         (Level 1)         (Level 2)         (Level 3)    (Depreciation)
--------------------       -------------   -----------------   ------------   --------------
VT ASSET ALLOCATION FUND    $(1,266,311)          $0               $0          $(1,266,311)

* Other financial instruments may include: futures, options, forwards and swaps.

                 Wells Fargo Advantage Variable Trust Funds 137


Notes to Financial Statements

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                    VT Asset     VT C&B                                                   VT Large
                                   Allocation   Large Cap   VT Discovery    VT Equity  VT International   Company
                                      Fund      Value Fund      Fund       Income Fund     Core Fund     Core Fund
                                  -----------   ----------   -----------   -----------   -------------   ---------
BALANCE AS OF 12/31/2008          $1,518,249     $25,616     $1,689,971     $171,469       $ 408,666      $ 24,258
CORPORATE DEBT SECURITIES
   Accrued discounts (premiums)            0           0              0            0               0             0
   Realized gain (loss)             (363,648)     (5,670)      (510,442)     (46,721)         (1,464)      (10,050)
   Change in unrealized
      appreciation
      (depreciation)                (146,253)     (4,251)      (186,252)      (6,247)           (719)       (6,489)
   Net purchases (sales)             (95,283)      1,070       (258,322)     (96,651)           (378)       18,578
   Transfer in (out) of Level 3            0           0              0            0               0             0
EQUITY SECURITIES
   COMMON STOCKS
   Accrued discounts (premiums)            0           0              0            0               0             0
   Realized gain (loss)                    0           0              0            0               0             0
   Change in unrealized
      appreciation
      (depreciation)                       0           0              0            0               0             0
   Net purchases (sales)                   0           0              0            0               0             0
   Transfer in (out) of Level 3            0           0              0            0        (403,094)            0
Balance as of 06/30/2009          $  913,065     $16,765     $  734,955     $ 21,850       $   3,011      $ 26,297

                                   VT Large                                 VT Small Cap  VT Small/Mid     VT Total
                                    Company      VT Money    VT Opportunity   Growth        Cap Value      Return
                                  Growth Fund   Market Fund       Fund         Fund           Fund        Bond Fund
                                  -----------   -----------   -----------   -----------   ------------   -----------
BALANCE AS OF 12/31/2008           $ 464,889        $0        $ 1,568,835   $1,976,991      $ 39,282     $ 4,483,294
CORPORATE DEBT SECURITIES
   Accrued discounts (premiums)            0         0                  0            0             0               0
   Realized gain (loss)              (38,486)        0         (1,234,243)    (822,141)            0        (151,385)
   Change in unrealized
      appreciation
      (depreciation)                 (55,722)        0           (535,663)    (242,928)            0         (78,844)
   Net purchases (sales)            (149,578)        0          2,532,584      107,860             0         541,781
   Transfer in (out) of Level 3            0         0                  0            0             0              --
EQUITY SECURITIES
   COMMON STOCKS
   Accrued discounts (premiums)            0         0                  0            0             0               0
   Realized gain (loss)                    0         0                  0            0             0          85,036
   Change in unrealized
      appreciation
      (depreciation)                       0         0                  0            0             0         (28,187)
   Net purchases (sales)                   0         0                  0            0             0      (1,912,294)
   Transfer in (out) of Level 3            0         0                  0            0       (39,282)     (2,417,493)
BALANCE AS OF 06/30/2009           $ 221,103        $0        $ 2,331,513   $1,019,782      $      0     $   521,908

                 138 Wells Fargo Advantage Variable Trust Funds


                                                   Notes to Financial Statements

                                   VT Asset     VT C&B                                                   VT Large
                                   Allocation   Large Cap   VT Discovery    VT Equity  VT International   Company
                                      Fund      Value Fund      Fund       Income Fund     Core Fund     Core Fund
                                  -----------   ----------   -----------   -----------   -------------   ---------
Change in unrealized
   appreciation (depreciation)
   relating to securities
   held at the end of
   reporting period.              $(146,253)      $(3,421)    $(149,858)    $(5,165)        $(570)       $(5,187)

                                    VT Large                                 VT Small Cap  VT Small/Mid     VT Total
                                    Company      VT Money    VT Opportunity   Growth        Cap Value      Return
                                  Growth Fund   Market Fund       Fund         Fund           Fund        Bond Fund
                                  -----------   -----------   -----------   -----------   ------------   -----------
Change in unrealized
   appreciation (depreciation)
   relating to securities
   held at the end of
   reporting period.               $(44,773)        $0         $(420,211)    $(192,430)        $0          $(78,844)

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily using the effective interest method.

Debt obligations may be placed on non-accrual status and related investment income may be reduced by writing off receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, for the VT Discovery, VT International Core, VT Large Company Core, VT Large Company Growth, VT Opportunity, VT Small Cap Growth and VT Small/Mid Cap Value Funds is declared and distributed to shareholders annually. Net investment income, if any, for the VT Asset Allocation, VT C&B Large Value and VT Equity Income Funds is declared and distributed quarterly. Net investment income, if any, for the VT Money Market and VT Total Return Bond Funds is declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

                 Wells Fargo Advantage Variable Trust Funds 139


Notes to Financial Statements

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at June 30, 2009.

Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2009, no provision for income tax would be required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (open tax years: December 31, 2005; December 31, 2006; December 31, 2007; December 31,
2008) are subject to examination by the Internal Revenue Service and state departments of revenue.

At December 31, 2008, the Fund's prior fiscal year-end, net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                                  Capital Loss
FUND                           Expiration Year   Carryforwards
----                           ---------------   -------------
VT ASSET ALLOCATION FUND             2016          $24,320,298
VT C&B LARGE CAP VALUE FUND          2012               78,234
                                     2016            1,139,689
VT DISCOVERY FUND                    2009           94,527,114
                                     2016            2,690,760
VT EQUITY INCOME FUND                2016            3,566,431
VT INTERNATIONAL CORE FUND           2016              981,156
VT LARGE COMPANY CORE FUND           2010           11,186,858
                                     2011            1,781,980
                                     2016               79,792
VT LARGE COMPANY GROWTH FUND         2009            4,034,254
                                     2010           14,881,364
                                     2011            2,858,910
                                     2012            1,003,450
                                     2013            2,022,267
                                     2014            1,615,063
                                     2016            4,132,177
VT MONEY MARKET FUND                 2016                3,369
VT OPPORTUNITY FUND                  2016           20,712,708
VT SMALL CAP GROWTH FUND             2016           16,036,825
VT SMALL/MID CAP VALUE FUND          2016              114,452

The Funds had deferred post-October capital losses occurring subsequent to December 31, 2008. For tax purposes, such losses were treated as having occurred on January 1, 2009. As of December 31, 2008, deferred post-October capital losses were as follows:

                                 Deferred
                               Post-October
FUND                           Capital Loss
----                           ------------
VT ASSET ALLOCATION FUND        $ 6,139,060
VT C&B LARGE CAP VALUE FUND       1,037,255
VT DISCOVERY FUND                28,273,618
VT INTERNATIONAL CORE FUND        2,443,303
VT LARGE COMPANY CORE FUND           98,614
VT LARGE COMPANY GROWTH FUND      1,203,219

                 140 Wells Fargo Advantage Variable Trust Funds


                                                   Notes to Financial Statements

                                Deferred
                              Post-October
FUND                          Capital Loss
----                          ------------
VT OPPORTUNITY FUND            24,832,371
VT SMALL CAP GROWTH FUND        5,624,592
VT SMALL/MID CAP VALUE FUND       214,183
VT TOTAL RETURN BOND FUND         176,005

FORWARD FOREIGN CURRENCY CONTRACTS

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund's exposure to the counterparty. At June 30, 2009, the Funds had no open forward foreign currency contracts.

FUTURES CONTRACTS

The Funds are subject to interest rate risk, in the normal course of pursuing its investment objectives. The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty risk to the Funds since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. At June 30, 2009, the following Fund held futures contracts:

                                                                             Notional    Net Unrealized
                                                                             Contract     Appreciation/
FUND                       Contracts         Type        Expiration Date      Amount     (Depreciation)
----                       ---------   ---------------   ---------------   -----------   --------------
VT ASSET ALLOCATION FUND    127 Long   S&P 500 Future     September 2009   $29,644,250     $(577,125)
                              3 Long   U.S. Long Bond     September 2009       344,809        10,269
                           229 Short   U.S. Short Bond    September 2009    26,404,842      (699,455)

The total notional amount of futures contracts in the tables above are representative of the volume of derivative activity for VT Asset Allocation Fund during the six-month period ended June 30, 2009.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on futures contracts are reflected in the appropriate financial statements.

                 Wells Fargo Advantage Variable Trust Funds 141


Notes to Financial Statements

TBA SALE COMMITMENTS

The Funds may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at six-month period ended June 30, 2009, are listed after the Fund's Portfolio of Investments.

MORTGAGE DOLLAR ROLL TRANSACTIONS

The Funds may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a mortgage dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the roll period, a Fund forgoes principal and interest paid on the securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Funds account for dollar roll transactions as purchases and sales.

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights. Repurchase agreements outstanding at six-month period ended June 30, 2009, are listed in the Funds' Portfolio of Investments.

                 142 Wells Fargo Advantage Variable Trust Funds


                                                   Notes to Financial Statements

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of interest on the investment securities purchased with cash received as collateral (after payment of a "broker rebate fee" to the borrower). A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral, although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked to at least 102% of the marked value of the securities loaned (including any accrued interest) on a daily basis, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested. Collateral supporting loans of U.S. Government Securities is remarked to 102% of the loaned securities' market value, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested, only if the given collateral falls below 100% of the market value of the securities loaned plus any accrued interest. Cash collateral received by a Fund pursuant to these loans generally is invested on behalf of the Fund by the securities lending agent in securities that, at the time of investment, are considered high-quality short-term debt investments (including money market instruments) and have been evaluated and approved by the Fund's adviser and are permissible investments for the Fund. Cash collateral is invested on behalf of a Fund in a manner similar to the Fund's investment of its cash reserves and the Fund bears all of the gains and losses on such investments. The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 25% of the revenues earned on the securities lending activities and incurs all expenses. The securities lending agent may make payments to borrowers and placing brokers, who may not be affiliated, directly or indirectly, with the Trust, the adviser or the distributor. For the six-month period ended June 30, 2009, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities. Such waivers by Wells Fargo Bank, N.A. have the impact of increasing securities lending income on the Statements of Operations. The value of the securities on loan, the related collateral and the liability to return the collateral at June 30, 2009, are shown on the Statements of Assets and Liabilities.

WHEN-ISSUED TRANSACTIONS

Each Fund may purchase securities on a forward commitment or 'when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

WRITTEN OPTIONS

An option is a right to buy or sell a particular security at a specified price within a limited period of time. The writer of the option, in return for a premium received from the seller, has the obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying security of the contract. The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the option's value. The premium received from writing options which expire is recorded as realized gains. The premium received from writing options which are exercised or closed is offset against the proceeds or amount paid on the closing transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased. Options are valued based on their quoted daily settlement prices.

Risks could arise from entering into written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values. At June 30, 2009, the Funds had no written options.

                 Wells Fargo Advantage Variable Trust Funds 143


Notes to Financial Statements

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of June 30, 2009, the following Funds owned certain of these types of SIVs which are currently in default and valued at fair value in the Portfolio of Investments or have been restructured following default, including the percentage of each Fund's net assets invested in these securities:

                                Defaulted SIVs      % of
FUND                           ($ Market Value)   Net Assets
----                           ----------------  ----------
VT ASSET ALLOCATION FUND            743,731         0.69
VT C&B LARGE CAP VALUE FUND          10,821         0.06
VT DISCOVERY FUND                   474,364         0.41
VT EQUITY INCOME FUND                14,103         0.04
VT INTERNATIONAL CORE FUND            1,943         0.01
VT LARGE COMPANY CORE FUND           16,973         0.17
VT LARGE COMPANY GROWTH FUND        142,707         0.27
VT OPPORTUNITY FUND               1,504,835         0.37
VT SMALL CAP GROWTH FUND            658,201         0.48
VT TOTAL RETURN BOND FUND           425,117         0.48

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                     Advisory                                                Subadvisory
                                                    Fees (% of                                                Fees (% of
                                 Average Daily    Average Daily                           Average Daily     Average Daily
Fund                              Net Assets       Net Assets)        Subadviser            Net Assets       Net Assets)
----                          ------------------  -------------  --------------------  -------------------  -------------
VT ASSET ALLOCATION FUND      First $500 million      0.550          Wells Capital      First $100 million      0.150
                               Next $500 million      0.500           Management         Next $100 million      0.125
                                 Next $2 billion      0.450          Incorporated        Over $200 million      0.100
                                 Next $2 billion      0.425
                                 Over $5 billion      0.400

                 144 Wells Fargo Advantage Variable Trust Funds


                                                   Notes to Financial Statements

                                                     Advisory                                                Subadvisory
                                                    Fees (% of                                                Fees (% of
                                 Average Daily    Average Daily                           Average Daily     Average Daily
Fund                              Net Assets       Net Assets)        Subadviser            Net Assets       Net Assets)
----                          ------------------  -------------  --------------------  -------------------  -------------
VT C&B LARGE CAP VALUE FUND   First $500 million      0.550            Cooke &         First $250 million       0.450
                               Next $500 million      0.500           Bieler, LP        Next $250 million       0.400
                                 Next $2 billion      0.450                             Next $250 million       0.350
                                 Next $2 billion      0.425                             Over $750 million       0.300
                                 Over $5 billion      0.400
VT DISCOVERY FUND             First $500 million      0.750         Wells Capital      First $100 million       0.450
                               Next $500 million      0.700           Management        Next $100 million       0.400
                                 Next $2 billion      0.650          Incorporated       Over $200 million       0.350
                                 Next $2 billion      0.625
                                 Over $5 billion      0.600
VT EQUITY INCOME FUND         First $500 million      0.550         Wells Capital      First $100 million       0.350
                               Next $500 million      0.500           Management        Next $100 million       0.300
                                 Next $2 billion      0.450          Incorporated       Next $300 million       0.200
                                 Next $2 billion      0.425                             Over $500 million       0.150
                                 Over $5 billion      0.400
VT INTERNATIONAL CORE FUND    First $500 million      0.750      Evergreen Investment   First $50 million       0.350
                               Next $500 million      0.700           Management        Next $500 million       0.290
                                 Next $2 billion      0.650          Company, LLC       Over $550 million       0.200
                                 Next $2 billion      0.625
                                 Over $5 billion      0.600
VT LARGE COMPANY CORE FUND    First $500 million      0.550          Matrix Asset       First $50 million       0.200
                               Next $500 million      0.500            Advisors          Over $50 million       0.160
                                 Next $2 billion      0.450          Incorporated
                                 Next $2 billion      0.425
                                 Over $5 billion      0.400
VT LARGE COMPANY GROWTH FUND  First $500 million      0.550           Peregrine         First $25 million       0.550
                               Next $500 million      0.500            Capital           Next $25 million       0.450
                                 Next $2 billion      0.450           Management        Next $100 million       0.400
                                 Next $2 billion      0.425          Incorporated       Next $125 million       0.350
                                 Over $5 billion      0.400                             Over $275 million       0.225
VT MONEY MARKET FUND          First $500 million      0.300         Wells Capital        First $1 billion       0.050
                               Next $500 million      0.300           Management          Next $2 billion       0.030
                                 Next $2 billion      0.275          Incorporated         Next $3 billion       0.020
                                 Next $2 billion      0.275                               Over $6 billion       0.010
                                 Over $5 billion      0.250
VT OPPORTUNITY FUND           First $500 million      0.750         Wells Capital      First $100 million       0.450
                               Next $500 million      0.700           Management        Next $100 million       0.400
                                 Next $2 billion      0.650          Incorporated       Over $200 million       0.300
                                 Next $2 billion      0.625
                                 Over $5 billion      0.600
VT SMALL CAP GROWTH FUND      First $500 million      0.750         Wells Capital      First $100 million       0.550
                               Next $500 million      0.700           Management        Next $100 million       0.500
                                 Next $2 billion      0.650          Incorporated       Over $200 million       0.400
                                 Next $2 billion      0.625
                                 Over $5 billion      0.600
VT SMALL/MID CAP VALUE FUND   First $500 million      0.750         Wells Capital      First $100 million       0.450
                               Next $500 million      0.700           Management        Next $100 million       0.400
                                 Next $2 billion      0.650          Incorporated       Over $200 million       0.350
                                 Next $2 billion      0.625
                                 Over $5 billion      0.600

                 Wells Fargo Advantage Variable Trust Funds 145


Notes to Financial Statements

                                                     Advisory                                                Subadvisory
                                                    Fees (% of                                                Fees (% of
                                 Average Daily    Average Daily                           Average Daily     Average Daily
Fund                              Net Assets       Net Assets)        Subadviser            Net Assets       Net Assets)
----                          ------------------  -------------  --------------------  -------------------  -------------
VT TOTAL RETURN BOND FUND(1)  First $500 million      0.400         Wells Capital      First $100 million       0.200
                               Next $500 million      0.375           Management        Next $200 million       0.175
                                 Next $2 billion      0.350          Incorporated       Next $200 million       0.150
                                 Next $2 billion      0.325                             Over $500 million       0.100
                                 Over $5 billion      0.300

(1.) Prior to May 1, 2009, the following advisory fee schedule was charged to the Fund as a percentage of the Fund's daily net assets: 0.45% for the first $500 million; 0.40% for the next $500 million; 0.35% for the next $2 billion; 0.325% for the next $2 billion; and 0.30% for assets over $5 billion.

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

              Average Daily      (% of Average
FUND           Net Assets      Daily Net Assets)
----        ----------------   -----------------
All Funds   First $5 billion          0.16
             Next $5 billion          0.15
            Over $10 billion          0.14

The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                                                                 (% of Average
FUND                                                           Daily Net Assets)
----                                                           -----------------
ALL VARIABLE TRUST FUNDS (EXCEPT VT INTERNATIONAL CORE FUND)          0.02
VT INTERNATIONAL CORE FUND                                            0.10

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan ("Plan") for the Funds, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged and paid to Wells Fargo Funds Distributor, LLC at an annual rate of up to 0.25% of average daily net assets.

For the six-month period ended June 30, 2009, distribution fees paid are disclosed on the Statements of Operations.

OTHER FEES AND EXPENSES

PNC Global Investment Servicing ("PNC") serves as fund accountant for the Trust and is entitled to receive an annual asset-based fee, and an annual fixed fee from each Fund. PNC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the six-month period ended June 30, 2009, were waived by Funds Management, first from advisory fees, and then any remaining amount

                 146 Wells Fargo Advantage Variable Trust Funds


                                                   Notes to Financial Statements

consecutively from administration, custody and shareholder servicing fees collected, if any. Funds Management has contractually committed through April 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Funds. Net operating expense ratios in effect for the six-month period ended June 30, 2009, were as follows:

                                Net Operating
FUND                           Expense Ratios
----                           --------------
VT ASSET ALLOCATION FUND            1.00%
VT C&B LARGE CAP VALUE FUND         1.00%
VT DISCOVERY FUND                   1.15%
VT EQUITY INCOME FUND               1.00%
VT INTERNATIONAL CORE FUND          1.00%
VT LARGE COMPANY CORE FUND          1.00%
VT LARGE COMPANY GROWTH FUND        1.00%
VT MONEY MARKET FUND                0.75%
VT OPPORTUNITY FUND                 1.07%
VT SMALL CAP GROWTH FUND            1.20%
VT SMALL/MID CAP VALUE FUND         1.14%
VT TOTAL RETURN BOND FUND           0.90%

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the six-month period ended June 30, 2009, were as follows:

FUND                           Purchases at Cost   Sales Proceeds
----                           -----------------   --------------
VT ASSET ALLOCATION FUND          $ 24,165,369      $ 28,573,226
VT C&B LARGE CAP VALUE FUND          1,338,201         6,670,615
VT DISCOVERY FUND                  135,487,085       144,543,396
VT EQUITY INCOME FUND                1,724,987         3,394,165
VT INTERNATIONAL CORE FUND          24,463,992        24,683,966
VT LARGE COMPANY CORE FUND           1,325,255         2,044,968
VT LARGE COMPANY GROWTH FUND         3,839,816         6,723,125
VT OPPORTUNITY FUND                 99,676,087       110,652,038
VT SMALL CAP GROWTH FUND            44,816,715        45,833,634
VT SMALL/MID CAP VALUE FUND          1,495,005         1,591,798
VT TOTAL RETURN BOND FUND          311,547,263       322,176,301

The Money Market Fund trades exclusively in short-term securities, so such purchases and sales are not reflected in the schedule.

5. BANK BORROWINGS

Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) are parties to a revolving credit agreement with the Bank of New York Mellon, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest under the credit agreement is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.60%. In addition, under the amended Credit Agreement, the Funds pay a quarterly commitment equal to 0.15% per annum of the credit line. Commitment fee expense is included in "other fees and expenses" on the Statement of Operations. For the six-month period ended June 30, 2009, there were no borrowings by any of the Funds under this agreement.

                 Wells Fargo Advantage Variable Trust Funds 147


Notes to Financial Statements

6. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

On March 31, 2009, the U.S. Department of the Treasury (the "Treasury") announced a second extension of the Temporary Guarantee Program for Money Market Funds beginning on May 1, 2009 through September 18, 2009 (the "Extended Program"). On April 8, 2009, the Board of Trustees of Wells Fargo Funds Trust and Wells Fargo Variable Trust (collectively, the "Board") unanimously approved the participation of each money market fund in the Extended Program, except for the Treasury Plus Money Market Fund and 100% Treasury Money Market Fund (the "Funds").

Consistent with the Funds' participation in the initial three-month term and the first extension, the Extended Program applies only to shareholders of record of each Fund as of September 19, 2008. Subject to certain conditions and limitations, in the event that the market-based net asset value per share of a Fund falls below $0.995 and the Fund liquidates its holdings, any shares held by an investor in the Fund as of the close of business on September 19, 2008, or held by the investor when the market-based net asset value per share of the Fund falls below $0.995, whichever is less, are insured against loss under the Extended Program. Shares acquired by investors after September 19, 2008 are generally not eligible for protection under the Extended Program.

Participation in the Extended Program required a payment to the Treasury in the amount of either 0.015% or 0.023%, depending upon the market-based net asset value of a Fund as of September 19, 2008 (the "Program Participation Payment"). The Board has determined that the Program Participation Payment is an extraordinary expense that will be borne by each Fund without regard to the expense cap currently in effect for such Fund. The Program Participation Payment is borne by the current assets of each Fund as a whole, notwithstanding that the Extended Program applies to only shareholders of record as of September 19, 2008, as described above.

7. SUBSEQUENT EVENTS

A special meeting of the shareholders of the VT International Core Fund (the "Fund") was held on July 1, 2009 and the shareholders approved a new investment sub-advisory agreement with Evergreen Investment Management Company, LLC ("Evergreen Investments") a registered investment adviser. During the interim period between the Wells Fargo Variable Trust Board of Trustees' approval of the new investment sub-advisory agreement on February 11, 2009 and shareholder approval of the new investment sub-advisory agreement on July 1, 2009, Evergreen Investments was compensated at the same rate previously paid to New Star Institutional Managers Limited ("New Star"), the predecessor investment subadviser for the Fund. Evergreen Investments' current subadvisory fees became effective upon shareholder approval of the new investment subadvisory agreement. Although there is an increase in the subadvisory fees paid to Evergreen Investments, because the subadvisory fees are paid by Funds Management out of its advisory fees (which are remaining the same), the increase does not affect the fees that fund shareholders pay.

                 148 Wells Fargo Advantage Variable Trust Funds


                                                               Other Information

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund, except money market funds, are publicly available on the Funds' Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis, and for money market funds, on a monthly, seven-day delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds'Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust") and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of each Fund. Each of the Trustees and Officers listed below acts in identical capacities for each of the 134 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

                         Position Held and
Name and Age            Length of Service(2)          Principal Occupations During Past Five Years       Other Directorships
------------         -------------------------   -----------------------------------------------------   -------------------
Peter G. Gordon      Trustee, since 1998;        Co-Founder, Chairman, President and CEO of Crystal      None
66                   Chairman, since 2005        Geyser Water Company.
                     (Lead Trustee since 2001)

Isaiah Harris, Jr.   Trustee, since 2009         Retired. Prior thereto, President and CEO of            CIGNA Corporation;
56                                               BellSouth Advertising and Publishing Corp. from 2005    Deluxe Corporation
                                                 to 2007, President and CEO of BellSouth Enterprises
                                                 from 2004 to 2005 and President of BellSouth
                                                 Consumer Services from 2000 to 2003. Currently a
                                                 member of the Iowa State University Foundation Board
                                                 of Governors and a member of the Advisory Board of
                                                 Iowa State University School of Business.

Judith M. Johnson    Trustee, since 2008         Retired. Prior thereto, Chief Executive Officer and     None
60                                               Chief Investment Officer of Minneapolis Employees
                                                 Retirement Fund from 1996 to 2008. Ms. Johnson is a
                                                 certified public accountant and a certified
                                                 managerial accountant.

David F. Larcker     Trustee, since 2009         James Irvin Miller Professor of Accounting at the       None
58                                               Graduate School of Business, Stanford University.
                                                 Director of Corporate Governance Research Program
                                                 and Co-Director of The Rock Center for Corporate
                                                 Governance since 2006. From 2005 to 2008, Professor
                                                 of Accounting at the Graduate School of Business,
                                                 Stanford University. Prior thereto, Ernst & Young
                                                 Professor of Accounting at The Wharton School,
                                                 University of Pennsylvania from 1985 to 2005.

                 Wells Fargo Advantage Variable Trust Funds 149


Other Information

                         Position Held and
Name and Age            Length of Service(2)          Principal Occupations During Past Five Years       Other Directorships
------------         -------------------------   -----------------------------------------------------   -------------------
Olivia S. Mitchell   Trustee, since 2006         Professor of Insurance and Risk Management, Wharton     None
56                                               School, University of Pennsylvania. Director of the
                                                 Boettner Center on Pensions and Retirement Research.
                                                 Research associate and  board member, Penn Aging
                                                 Research Center. Research associate, National Bureau
                                                 of Economic Research.

Timothy J. Penny     Trustee, since 1996         President and CEO of Southern Minnesota Initiative      None
57                                               Foundation, a non-profit organization since 2007 and
                                                 Senior Fellow at the Humphrey Institute Policy Forum
                                                 at the University of Minnesota since 1995. Member of
                                                 the Board of Trustees of NorthStar Education
                                                 Finance, Inc., a non-profit organization, since 2007.

Donald C. Willeke    Trustee, since 1996         Principal of the law firm of Willeke & Daniels.         None
69                                               General Counsel of the Minneapolis Employees
                                                 Retirement Fund from 1984 to present.

Officers

                         Position Held and
Name and Age            Length of Service(2)          Principal Occupations During Past Five Years       Other Directorships
------------         -------------------------   -----------------------------------------------------   -------------------
Karla M. Rabusch     President, since 2003       Executive Vice President of Wells Fargo Bank, N.A.      None
50                                               and President of Wells Fargo Funds Management, LLC
                                                 since 2003. Senior Vice President and Chief
                                                 Administrative Officer of Wells Fargo Funds
                                                 Management, LLC from 2001 to 2003.

C. David Messman     Secretary, since 2000;      Senior Vice President and Secretary of Wells Fargo      None
48                   Chief Legal Officer,        Funds Management, LLC since 2001. Managing Counsel
                     since 2003                  of Wells Fargo Bank, N.A. since 2000.

David Berardi(3)     Treasurer and               Vice President of Evergreen Investment Management       None
34                   Assistant Treasurer,        Company, LLC since 2008. Assistant Vice President of
                     since 2009                  Evergreen Investment Services, Inc. from 2004 to
                                                 2008. Manager of Fund Reporting and Control for
                                                 Evergreen Investment Management Company, LLC since
                                                 2004.

Jeremy DePalma(3)    Treasurer and               Senior Vice President of Evergreen Investment           None
35                   Assistant Treasurer,        Management Company, LLC since 2008. Vice President,
                     since 2009                  Evergreen Investment Services, Inc. from 2004 to
                                                 2007. Assistant Vice President, Evergreen Investment
                                                 Services, Inc. from 2000 to 2004 and the head of the
                                                 Fund Reporting and Control Team within Fund
                                                 Administration since 2005.

Debra Ann Early      Chief Compliance Officer,   Chief Compliance Officer of Wells Fargo Funds           None
45                   since 2007                  Management, LLC since 2007. Chief Compliance Officer
                                                 of Parnassus Investments from 2005 to 2007. Chief
                                                 Financial Officer of Parnassus Investments from 2004
                                                 to 2007. Senior Audit Manager of
                                                 PricewaterhouseCoopers LLP from 1998 to 2004.

----------
(1.) The Statement of Additional Information includes additional information about the Funds'Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds'Web site at www.wellsfargo.com/advantagefunds.

(2.) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3.) Effective June 1, 2009.

                 150 Wells Fargo Advantage Variable Trust Funds


                                                               Other Information

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AND SUB-ADVISORY
AGREEMENTS:

VT ASSET ALLOCATION FUND, VT C&B LARGE CAP VALUE FUND, VT DISCOVERY FUND, VT EQUITY INCOME FUND, VT INTERNATIONAL CORE FUND, VT LARGE COMPANY CORE FUND, VT LARGE COMPANY GROWTH FUND, VT MONEY MARKET FUND, VT OPPORTUNITY FUND, VT SMALL CAP GROWTH FUND, VT SMALL/MID CAP VALUE FUND, AND VT TOTAL RETURN BOND FUND

The Board of Trustees (the "Board") of Wells Fargo Variable Trust (the "Trust"), all of the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940 (the "1940 Act") (the "Independent Trustees"), are required to approve the terms of any new investment sub-advisory agreement and to annually review and consider the continuation of existing investment advisory and sub-advisory agreements. During the six months covered by this report, the Board reviewed and re-approved:

     (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the VT Asset Allocation Fund, VT C&B Large Cap Value Fund, VT Discovery Fund, VT Equity Income Fund, VT International Core Fund, VT Large Company Core Fund, VT Large Company Growth Fund, VT Money Market Fund, VT Opportunity Fund, VT Small Cap Growth Fund, VT Small/Mid Value Growth Fund and VT Total Return Bond Fund (the "Funds");

     (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the VT Asset Allocation Fund, VT Discovery Fund, VT Equity Income Fund, VT Money Market Fund, VT Opportunity Fund, VT Small Cap Growth Fund, VT Small/Mid Cap Value Fund and VT Total Return Bond Fund;

     (iii) an investment sub-advisory agreement with Cooke & Bieler, L.P. ("Cooke & Bieler") for the VT C&B Large Cap Value Fund;

     (iv) an investment sub-advisory agreement with Matrix Asset Advisors, Inc. ("Matrix") for the VT Large Company Core Fund; and

     (v) an investment sub-advisory agreement with Peregrine Capital Management, Inc. ("Peregrine") for the VT Large Company Growth Fund.

During this period, the Board also reviewed and approved a new investment sub-advisory agreement with Evergreen Investment Management Company LLC ("Evergreen Investments") for the VT International Core Fund (the "New Sub-Advisory Agreement"), and unanimously agreed to recommend that shareholders of the VT International Core Fund approve the New Sub-Advisory Agreement. The Board noted that the New Sub-Advisory Agreement would not be effective for more than 150 days from its effective date of March 2, 2009, unless it was approved by Fund shareholders within the 150 days. The Board further noted that upon shareholders approving the New Sub-Advisory Agreement, it would be in effect for an initial two year period from the date of its effectiveness. The investment advisory agreement with Funds Management and the investment sub-advisory agreements with Wells Capital Management, Cooke & Bieler, Evergreen Investments, Matrix, and Peregrine (the "Sub-Advisers") are collectively referred to as the "Advisory Agreements."

More specifically, at meetings held on February 11, 2009, to approve the New Sub-Advisory Agreement, and March 27, 2009, to review and approve the continuation of existing investment advisory and sub-advisory agreements, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the approval and continuation of the Advisory Agreements. Prior to the March 27, 2009, meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met regularly throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board received and considered various data and information regarding the nature, extent and quality of services provided or anticipated to be provided to the Funds by Funds Management and the Sub-Advisers under the Advisory

                 Wells Fargo Advantage Variable Trust Funds 151

Other Information

Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for day-to-day portfolio management of the Funds.

With respect to the quality of services anticipated to be provided by Evergreen Investments, the Board considered, among other things, the background and experience of Evergreen Investments' senior management and the expertise of, and amount of attention expected to be given to the VT International Core Fund by, senior investment personnel of Evergreen Investments. In so doing, the Board also reviewed the qualifications, backgrounds and responsibilities of the portfolio manager who was expected to be primarily responsible for day-to-day portfolio management services for the VT International Core Fund.

The Board evaluated the ability of Funds Management and the Sub-Advisers, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates.

In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management and the Sub-Advisers about various topics, including Funds Management's oversight of service providers. Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and the Sub-Advisers.

FUND PERFORMANCE AND EXPENSES

The Board considered the performance results for each Fund over various time periods ended December 31, 2008. The Board also considered these results in comparison to the median performance of a universe of mutual funds that was determined by Lipper Inc. ("Lipper") to be similar to each Fund (the "Universe"), as well as to each Fund's benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe.

The Board noted that the performance of each Fund, except the VT Asset Allocation Fund, VT International Core Fund, VT Large Company Core Fund, VT Large Company Growth Fund, VT Opportunity Fund and VT Small/Mid Value Fund, was better than or not appreciably below the median performance of each Fund's Universe for all time periods. The Board noted that the performance of the VT Asset Allocation Fund, VT International Core Fund, VT Large Company Core Fund, VT Large Company Growth Fund, VT Opportunity Fund and VT Small/Mid Value Fund was lower than the median performance of each Fund's Universe for most time periods, and warranted further review. As part of its further review, the Board received an analysis of, and discussed factors contributing to, the underperformance of the VT Asset Allocation Fund, VT International Core Fund, VT Large Company Core Fund, VT Large Company Growth Fund, VT Opportunity Fund and VT Small/Mid Value Fund. The Board requested continued reports on the performance of the VT Asset Allocation Fund, VT International Core Fund, VT Large Company Core Fund, VT Large Company Growth Fund, VT Opportunity Fund and VT Small/Mid Value Fund.

The Board received and considered information regarding each Fund's contractual advisory fees, and net operating expense ratio and their various components, including actual management fees, transfer agent, custodian and other non-management fees, Rule 12b-1 fees, service fees, fee waivers/caps and/or expense reimbursements. The Board also considered these fees in comparison to the median fees of a narrower group of mutual funds that was determined by Lipper to be similar to the Funds (the "Expense Group") and to other comparative data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Expense Group. The Board noted that each Fund's net operating expense ratio was lower than or in range of each Fund's Expense Group's median net operating expense ratio.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Funds.

                 152 Wells Fargo Advantage Variable Trust Funds


                                                               Other Information

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

The Board reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services (the "Advisory Agreement Rates"), both on a stand-alone basis and on a combined basis with the Funds' administration fee rates. The Board took into account the separate administrative and other services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Funds Management to the Sub-Advisers for investment sub-advisory services (the "Sub-Advisory Agreement Rates"). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates"). The Board also noted that the sub-advisory rates for the VT International Core Fund would increase under the New Sub-Advisory Agreement if the agreement was approved by shareholders.

The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in each Fund's Expense Group. The Board noted that the Advisory Agreement Rates and the Net Advisory Rates for each Fund were lower than, equal to or not appreciably higher than, the median rates of each Fund's respective Expense Group. In addition, the Board concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to each Fund's respective Expense Group, and reasonable in relation to the services provided.

The Board also concluded that the Sub-Advisory Agreement Rates were reasonable in relation to the services provided.

PROFITABILITY

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to all Wells Fargo businesses of providing services to each Fund and the Fund complex as a whole. The Board also considered related information provided by Funds Management at a separate presentation on financial matters made at the February 2009 Board meeting. The Board concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to each Fund and the Fund complex as a whole were not unreasonable.

The Board did not consider separate profitability information with respect to the Sub-Advisers, as their profitability from their relationships with the Funds was not a material factor in determining whether to renew the investment sub-advisory agreements. The Board noted that the profitability of the sub-advisers that are affiliated with Funds Management was included in the profitability analysis provided by Funds Management. The Board also noted that the sub-advisory fees paid to the sub-advisers that are not affiliated with Funds Management had been negotiated by Funds Management on an arm's length basis.

With respect to Evergreen Investments, the Board noted that Funds Management represented to it that the sub-advisory fee rates had been negotiated by Funds Management on an arm's length basis. Moreover, because the proposed engagement of Evergreen Investments would be made under a new sub-advisory contract, the Board noted that there is no historical profitability data with regard to its proposed arrangements with the VT International Core Fund.

ECONOMIES OF SCALE

The Board received and considered information regarding economies of scale with respect to the management of the Funds, including whether the Funds have appropriately benefited from any economies of scale and the potential for future realization of economies of scale. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders, most particularly through Advisory Agreement Rate breakpoints and waivers/caps and/or expense reimbursements applicable to the Funds.

                 Wells Fargo Advantage Variable Trust Funds 153


Other Information

INFORMATION ABOUT SERVICES TO OTHER CLIENTS

The Board also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trust, and those offered by the Sub-Advisers to other clients. The Board concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and the Sub-Advisers, giving effect to differences in services covered by such fee rates.

The Board also considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker and the controls applicable to brokerage allocation procedures. The Board also reviewed Funds Management's and the Sub-Advisers' methods for allocating portfolio investment opportunities among the Funds and other clients.

OTHER CONSIDERATIONS IN APPROVING NEW SUB-ADVISORY AGREEMENT WITH EVERGREEN INVESTMENTS

The Board considered the nature and extent of the sub-adviser selection process, noting Evergreen Investments' status as an affiliate of Funds Management following the recent merger of Wachovia Corporation with and into Wells Fargo & Company. The Board noted that the sub-adviser selection process for the VT International Core Fund was conducted by Funds Management on an arm's length basis, and that Evergreen Investments was selected as sub-adviser to the VT International Core Fund based on the nature, extent and quality of the services anticipated to be provided by Evergreen Investments to the VT International Core Fund.

OTHER FACTORS AND BROADER REVIEW

The Board also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares are offered and sold. The Board noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution channels.

As discussed above, the Board reviews detailed materials received from Funds Management and the Sub-Advisers annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services that the Funds receive throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that the approval of the Evergreen Investment's New Sub-Advisory Agreement and the approval of the continuation of the remainder of the Advisory Agreements, as applicable, for each Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the Evergreen Investments' New Sub-Advisory Agreement on an interim basis and for an initial two-year period, as described above, subject to approval by shareholders. The Board also unanimously approved the continuation of the remainder of the Advisory Agreements for an additional one-year period.

                 154 Wells Fargo Advantage Variable Trust Funds


                                                           List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG  -- Association of Bay Area Governments
ADR   -- American Depositary Receipt
AMBAC -- American Municipal Bond Assurance Corporation
AMT   -- Alternative Minimum Tax
ARM   -- Adjustable Rate Mortgages
BART  -- Bay Area Rapid Transit
CDA   -- Community Development Authority
CDO   -- Collateralized Debt Obligation
CDSC  -- Contingent Deferred Sales Charge
CGIC  -- Capital Guaranty Insurance Company
CGY   -- Capital Guaranty Corporation
CIFG  -- CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COP   -- Certificate of Participation
CP    -- Commercial Paper
CTF   -- Common Trust Fund
DW&P  -- Department of Water & Power
DWR   -- Department of Water Resources
ECFA  -- Educational & Cultural Facilities Authority
EDFA  -- Economic Development Finance Authority
ETET  -- Eagle Tax-Exempt Trust
ETF   -- Exchange-Traded Fund
FFCB  -- Federal Farm Credit Bank
FGIC  -- Financial Guaranty Insurance Corporation
FHA   -- Federal Housing Authority
FHAG  -- Federal Housing Agency
FHLB  -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association
FSA   -- Farm Service Agency
GDR   -- Global Depositary Receipt
GNMA  -- Government National Mortgage Association
GO    -- General Obligation
HCFR  -- Healthcare Facilities Revenue
HEFA  -- Health & Educational Facilities Authority
HEFAR -- Higher Education Facilities Authority Revenue
HFA   -- Housing Finance Authority
HFFA  -- Health Facilities Financing Authority
HUD   -- Housing & Urban Development
IDA   -- Industrial Development Authority
IDAG  -- Industrial Development Agency
IDR   -- Industrial Development Revenue
LIBOR -- London Interbank Offered Rate
LLC   -- Limited Liability Company
LOC   -- Letter of Credit
LP    -- Limited Partnership
MBIA  -- Municipal Bond Insurance Association
MFHR  -- Multi-Family Housing Revenue
MMD   -- Municipal Market Data
MTN   -- Medium Term Note
MUD   -- Municipal Utility District
PCFA  -- Pollution Control Finance Authority
PCR   -- Pollution Control Revenue
PFA   -- Public Finance Authority
PFFA  -- Public Facilities Financing Authority
plc   -- Public Limited Company
PSFG  -- Public School Fund Guaranty
R&D   -- Research & Development
RDA   -- Redevelopment Authority
RDFA  -- Redevelopment Finance Authority
REITS -- Real Estate Investment Trusts
SFHR  -- Single Family Housing Revenue
SFMR  -- Single Family Mortgage Revenue
SLMA  -- Student Loan Marketing Association
SPDR  -- Standard & Poor's Depositary Receipts
STIT  -- Short-Term Investment Trust
TBA   -- To Be Announced
TRAN  -- Tax Revenue Anticipation Notes
USD   -- Unified School District
XLCA  -- XL Capital Assurance

(GRAPHIC)
REDUCE CLUTTER. SAVE TREES.
Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

WELLS   ADVANTAGE
FARGO   FUNDS

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT www.wellsfargo.com/advantagefunds. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones"and "Dow Jones Target Date Indexes"are service marks of Dow Jones & Company, Inc., and have been licensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or Barclays Capital, and neither Dow Jones nor Barclays Capital makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, BARCLAYS CAPITAL OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

                                                               (GRAPHIC)
NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE  Printed on Recycled paper

(C) 2009 Wells Fargo Funds Management, LLC. All rights reserved.

                        www.wellsfargo.com/advantagefunds

                                                                    117065 08-09
                                                               SVTF/SAR124 06-09

ITEM 2.  CODE OF ETHICS
=======================
Not required in this filing


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================
Not required in this filing.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
==============================================
Not required in this filing.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS
===============================================
Not required in this filing.

ITEM 6.  SCHEDULE OF INVESTMENTS
===============================
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
     CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
=============================================================================
Not applicable.


ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT
         INVESTMENT COMPANY AND AFFILIATED PURCHASES
===================================================================
Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
============================================================
The Governance Committee (the "Committee") of the Board of Trustees of the registrant (the "Trust") has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee's consideration.

The shareholder must submit any such recommendation (a "Shareholder Recommendation") in writing to the Trust, to the attention of the Trust's Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the "candidate"); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an "interested person" of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an "interested person," information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder's name as it appears on the Trust's books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and
(v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.


ITEM 11. CONTROLS AND PROCEDURES
=================================
(a) The President and Treasurer have concluded that the Wells Fargo Variable Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in rule 30a-3(d) udner the Investment Company Act) that occurred during the second quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS
=================
(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                     Wells Fargo Funds Trust


                                                     By:  /s/ Karla M. Rabusch


                                                            Karla M. Rabusch
                                                            President

                                                          Date: August 20, 2009

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.



                                                     By:  /s/ Karla M. Rabusch

                                                            Karla M. Rabusch
                                                            President

                                                          Date: August 20, 2009


                                                     By:  /s/ David S. Berardi

                                                            David S. Berardi
                                                            Treasurer


                                                          Date: August 20, 2009